            As filed with the Securities and Exchange Commission on May 15, 2006
                                                        1933 Act No.  333-123467
                                                        1940 Act No.   811-21732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/

                         Pre-Effective Amendment No.

                         Post-Effective Amendment No. 1                     /X/

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

                         Amendment No. 3                                    /X/

                        (Check appropriate box or boxes)

                                    MGI FUNDS
               (Exact Name of Registrant as Specified in Charter)

                 1166 Avenue of the Americas, New York, NY 10036
               (Address of Principal Executive Offices) (Zip Code)

                                 (212) 345-6531
              (Registrant's Telephone Number, including Area Code)

           David M. Goldenberg, Esq., Mercer Global Investments, Inc.
                 1166 Avenue of the Americas, New York, NY 10036
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                               Bruce G. Leto, Esq.
                              Mark A. Sheehan, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:  As soon as practicable  after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

/_/  immediately upon filing pursuant to paragraph (b) of Rule 485

/_/  on (date) pursuant to paragraph (b) of Rule 485

/_/  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/_/  on (date) pursuant to paragraph (a)(1) of Rule 485

/X/  75 days after filing pursuant to paragraph (a)(2) of Rule 485

/_/  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/_/  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

MGI FUNDS(TM)

   MGI US Large Cap Growth Equity Fund
   MGI US Large Cap Value Equity Fund
   MGI US Small/Mid Cap Growth Equity Fund
   MGI US Small/Mid Cap Value Equity Fund
   MGI Non-US Core Equity Fund
   MGI Core Opportunistic Fixed Income Fund
   MGI High Yield Fixed Income Fund
   MGI US Short Maturity Fixed Income Fund

Prospectus

August __, 2006

This prospectus offers Class Y-1, Class Y-2, and Class Y-3 shares (together, the
"Class Y Shares") in the eight series (each a "Fund," and together, the "Funds")
of the MGI Funds (the "Trust").  Each class has different ongoing expenses. This prospectus  explains what you should know about each Fund and the Class Y Shares of the Funds before you invest. Please read it carefully.

Mercer Global Investments, Inc. (the "Advisor") manages the Funds.

Neither  the  Securities  and  Exchange  Commission  nor  any  state  securities commission  has  approved or  disapproved  these  securities  or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

             [NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.]

                                    Contents

                                       i

Appendix

                                       ii

Summary of the Funds

Each Fund's investment objective, principal investment strategies, and principal risks  are set  forth  below.  This  summary  is  intended  to  provide  a brief description of the Funds and how they are managed. More detailed descriptions of the Funds are included  later in this  prospectus  under  "Principal  Investment
Strategies and Related Risks."

The Manager of Managers Structure

The Advisor is responsible for  constructing and monitoring the asset allocation and portfolio  strategies for the Funds,  consistent with each Fund's investment objective,  strategies,  and risks.  The Advisor believes that it is possible to enhance  shareholder  value by using one or more subadvisory firms to manage the assets of each Fund. Therefore,  the Advisor intends to manage each Fund using a
"manager of managers"  approach by selecting one or more  subadvisors  to manage each Fund, based upon the Advisor's evaluation of the subadvisor's expertise and performance in managing the asset class in which the Fund will invest.

Securities  are  selected  for each  Fund's  portfolio  using a  combination  of traditional and fundamental  investment  tools and quantitative  analysis.  Each
Fund  generally   relies  on  the   professional   judgment  of  its  respective
subadvisor(s)  to make decisions about the Fund's portfolio  holdings,  and each subadvisor  employs its own  proprietary  processes  and  disciplines  to select securities and manage a Fund's investment portfolio (or portion of a portfolio).
A  description  of the  subadvisors  currently  employed  by the  Funds  and the subadvisors'  individual  securities  selection  processes  can be  found  under
"Principal Investment Strategies and Related Risks."

Investment Objectives and Principal Investment Strategies

Each Fund has its own distinct  investment  objective  that it seeks to achieve.
The Funds'  investment  objectives may be changed without  shareholder  approval
(although a Fund will provide  advance  notice to  shareholders  before any such change takes  effect).  There can be no  guarantee  that a Fund will achieve its investment objective.

---------------------- --------------- ----------------------- -----------------------
       Fund Name         Investment     Principal Investment   Principal Risk Factors
                          Objective          Strategies
---------------------- --------------- ----------------------- -----------------------
MGI US Large Cap       Long-term       |X|  Invests            |X|  Growth Stock
Growth Equity Fund     total return,        principally in          Risk
                       which includes       equity
                       capital              securities         |X|  Management
                       appreciation         issued by large         Techniques Risk
                       and income           capitalization
                                            U.S. companies;    |X|  Non-Diversification
                                            "large                  Risk
                                            capitalization
                                            U.S. companies"
                                            are companies
                                            with market
                                            capitalizations
                                            greater than $5
                                            billion at the
                                            time of
                                            purchase.

                                       |X|  Generally
                                            invests in
                                            companies that
                                            have higher
                                            earnings and/or
                                            revenue growth
                                            histories or
                                            expectations.

---------------------- --------------- ----------------------- -----------------------
MGI US Large Cap Value Long-term       |X|  Invests            |X|  Value Stock
Equity Fund            total return,        principally in          Risk
                       which includes       equity
                       capital              securities         |X|  Management
                       appreciation         issued by large         Techniques Risk
                       and income           capitalization
                                            U.S. companies;    |X|  Non-Diversification
                                            "large                  Risk
                                            capitalization
                                            U.S. companies"
                                            are companies
                                            with market
                                            capitalizations
                                            greater than $5
                                            billion at the
                                            time of purchase.

                                       |X|  Generally
                                            invests in
                                            stocks that
                                            appear to be
                                            undervalued
                                            based on the
                                            stocks'
                                            intrinsic value
                                            relative to
                                            their current
                                            market prices.

---------------------- --------------- ----------------------- -----------------------
MGI US Small/Mid Cap   Long-term       |X|  Invests            |X|  Growth Stock
Growth Equity Fund     total return,        principally in          Risk
                       comprised            equity
                       primarily of         securities         |X|  Small and
                       capital              issued by               Medium
                       appreciation         small-to-medium         Capitalization
                                            capitalization          Stock Risk
                                            U.S. companies;
                                            "small-to-medium   |X|  Management
                                            capitalization          Techniques Risk
                                            U.S. companies"
                                            are companies      |X|  Non-Diversification
                                            with market             Risk
                                            capitalizations
                                            between $25        |X|  Portfolio
                                            million and the         Turnover Risk
                                            largest company
                                            represented in
                                            the Russell
                                            2500(TM)Index.
                                            As of June 30,
                                            2006, the
                                            capitalization
                                            of the largest
                                            company included
                                            in the Russell
                                            2500 Index was
                                            $[__] billion.

                                       |X|  Generally
                                            invests in
                                            companies that
                                            have higher
                                            earnings and/or
                                            revenue growth
                                            histories or
                                            expectations.

---------------------- --------------- ----------------------- -----------------------
MGI US Small/Mid Cap   Long-term       |X|  Invests            |X|  Value Stock
Value Equity Fund      total return,        principally in          Risk
                       comprised            equity
                       primarily of         securities         |X|  Small and
                       capital              issued by               Medium
                       appreciation         small-to-medium         Capitalization
                                            capitalization          Company Risk
                                            U.S. companies;
                                            "small-to-medium   |X|  Management
                                            capitalization          Techniques Risk
                                            U.S. companies"
                                            are companies      |X|  Non-Diversification
                                            with market             Risk
                                            capitalizations
                                            between $25        |X|  Portfolio
                                            million and the         Turnover Risk
                                            largest company
                                            represented in
                                            the Russell 2500
                                            Index.  As of
                                            June 30, 2006,
                                            the
                                            capitalization
                                            of the largest
                                            company included
                                            in the Russell
                                            2500 Index was
                                            $[__] billion.

                                       |X|  Generally
                                            invests in
                                            stocks that
                                            appear to be
                                            undervalued
                                            based on the
                                            stocks'
                                            intrinsic value
                                            relative to
                                            their current
                                            market prices.

---------------------- --------------- ----------------------- -----------------------
MGI Non-US Core Equity Long-term       |X|  Invests            |X|  Foreign
Fund                   total return,        principally in          Investments Risk
                       which includes       equity
                       capital              securities         |X|  Currency
                       appreciation         issued by               Exchange Rate
                       and income           non-U.S.                Risk
                                            companies of any
                                            size, located in   |X|  Emerging
                                            the world's             Markets
                                            developed and           Investments Risk
                                            emerging capital
                                            markets.           |X|  Political
                                                                    and Economic Risk

                                                               |X|  Small and
                                                                    Medium
                                                                    Capitalization
                                                                    Stock Risk

                                                               |X|  Management
                                                                    Techniques Risk

                                                               |X|  Non-Diversification
                                                                    Risk

---------------------- --------------- ----------------------- -----------------------
MGI Core Opportunistic Total return,   |X|  Invests            |X|  Credit Risk
Fixed Income Fund      consisting of        principally in
                       both current         investment grade   |X|  Interest
                       income and           fixed income            Rate Risk
                       capital              securities,
                       appreciation         including          |X|  Foreign
                                            government              Investments Risk
                                            securities and
                                            corporate bonds.   |X|  Emerging
                                                                    Markets
                                       |X|  May invest              Investments Risk
                                            in
                                            non-investment     |X|  High Yield
                                            grade bonds,            Securities Risk
                                            non-U.S. dollar
                                            denominated        |X|  U.S.
                                            bonds, and bonds        Government
                                            issued by               Securities Risk
                                            issuers located
                                            in emerging        |X|  Management
                                            capital markets.        Techniques Risk

                                       |X|  Managed to         |X|  Non-Diversification
                                            maintain a              Risk
                                            duration within
                                            20% of the
                                            duration of the
                                            Lehman Brothers
                                            U.S. Aggregate
                                            Bond(TM)Index (as
                                            of June 30,
                                            2006, the
                                            duration of the
                                            Index was
                                            approximately
                                            [__] years).

---------------------- --------------- ----------------------- -----------------------
MGI High Yield Fixed   Total return,   |X|  Invests            |X|  High Yield
Income Fund            consisting of        principally in          Securities Risk
                       both current         below investment
                       income and           grade fixed        |X|  Credit Risk
                       capital              income
                       appreciation         securities.        |X|  Interest
                                                                    Rate Risk
                                       |X|  May invest
                                            in investment      |X|  Foreign
                                            grade bonds,            Investments Risk
                                            non-U.S. dollar
                                            denominated        |X|  Emerging
                                            bonds, and bonds        Markets
                                            by issuers              Investments Risk
                                            located in
                                            emerging capital   |X|  U.S.
                                            markets.                Government
                                                                    Securities Risk
                                       |X|  Managed to
                                            maintain a         |X|  Management
                                            duration within         Techniques Risk
                                            20% of the
                                            duration of the    |X|  Non-Diversification
                                            Merrill Lynch           Risk
                                            High Yield
                                            Master II Index
                                            (as of June 30,
                                            2006, the
                                            duration of the
                                            Index was
                                            approximately
                                            [__] years.

---------------------- --------------- ----------------------- -----------------------
MGI US Short Maturity  Safety of       |X|  Invests            |X|  Credit Risk
Fixed Income Fund      principal and        principally in
                       a moderate           investment grade   |X|  Interest
                       level of income      fixed income            Rate Risk
                                            securities of
                                            U.S. issuers,      |X|  U.S.
                                            including               Government
                                            government              Securities Risk
                                            securities and
                                            corporate bonds.   |X|  Management
                                                                    Techniques Risk
                                       |X|  Maintains an
                                            average            |X|  Non-Diversification
                                            dollar-weighted         Risk
                                            portfolio
                                            maturity of one
                                            to three years.

---------------------- --------------- ----------------------- -----------------------

Principal Risks

The principal risks that could adversely affect the value of a Fund's shares and the total return on your investment (as indicated above) include:

Credit Risk           Issuers  of debt  securities  may be unable to make the
                      required  payments of interest and/or  principal at the
                      time  that  such   payments   are  due.  In   addition,
                      changes in an issuer's  credit  rating or the  market's
                      perception  of an  issuer's  creditworthiness  can also
                      adversely  affect the values of the  securities.  While
                      the MGI Core  Opportunistic  Fixed  Income Fund and the
                      MGI US  Short  Maturity  Fixed  Income  Fund  primarily
                      invest  in  securities  of  investment  grade  issuers,
                      those    issuers    may   still    default   on   their
                      obligations.  The MGI  High  Yield  Fixed  Income  Fund
                      primarily  invests in  securities  of issuers  that are
                      rated  below  investment  grade and,  as a result,  the
                      MGI High Yield  Fixed  Income  Fund may be subject to a
                      greater degree of credit risk.

Currency Exchange
Rate Risk             Foreign   securities   may  be  issued  and  traded  in
                      foreign   currencies.   As  a  result,  the  values  of
                      foreign  securities  may  be  affected  by  changes  in
                      exchange  rates  between  foreign  currencies  and  the
                      U.S.   dollar,   as  well  as  between   currencies  of
                      countries  other than the United  States.  For example,
                      if the value of the U.S. dollar  increases  relative to
                      a   particular   foreign   currency,    an   investment
                      denominated  in that foreign  currency will decrease in
                      value because it will be worth fewer U.S. dollars.
Emerging Markets
Investments Risk      Emerging  markets   securities  involve  unique  risks,
                      such as exposure  to  economies  that are less  diverse
                      and  mature  than  those of the  United  States or more
                      established  foreign  markets.  Also,  emerging markets
                      securities  are  subject  to the same  risks as foreign
                      investments,  described below.  Generally,  these risks
                      are  more   severe  for  issuers  in   countries   with
                      emerging   capital   markets.    Also,    economic   or
                      political  instability  may cause larger price  changes
                      in  emerging  markets  securities  than  other  foreign
                      investments.

Foreign Investments
Risk                  Investing  in  foreign  securities  typically  involves
                      more risks than  investing  in U.S.  securities.  These
                      risks can  increase  the  potential  for  losses in the
                      Funds  and  affect  their   respective   share  prices.
                      Generally,  securities  of many foreign  issuers may be
                      less  liquid,  and their  prices may be more  volatile,
                      than  the  securities  of  comparable   U.S.   issuers.
                      Transaction   costs   for   foreign    securities   are
                      generally   higher  than  for   comparable   securities
                      issued  in  the  U.S.  Many  foreign   governments  may
                      supervise  and regulate  their  financial  markets less
                      stringently   than   the   United   States   does.   In
                      addition,  foreign  issuers are  generally  not subject
                      to  the  same  types  of   accounting,   auditing,   or
                      financial  reporting  standards as those  applicable to
                      U.S.  issuers.  As a result,  with  respect  to foreign
                      issuers,   there   may  be  less   publicly   available
                      information  regarding  their  operations and financial
                      condition,  and the  information  that is available may
                      be less reliable.

Growth Stock Risk     Companies with strong growth  potential  (both domestic
                      and   foreign)   tend  to  have  higher  than   average
                      price-to-earnings  ratios,  meaning  that these  stocks
                      are  more  expensive  than  average   relative  to  the
                      companies'  earnings.   The  market  prices  of  equity
                      securities   of  growth   companies   are  often  quite
                      volatile,   since  the  prices   may  be   particularly
                      sensitive    to    economic,    market,    or   company
                      developments  and may  present a higher  degree of risk
                      of loss.

High Yield
Securities Risk       These  fixed  income  securities  generally  have  more
                      credit  risk  than  higher-rated  securities,  are more
                      likely to  encounter  financial  difficulties,  and are
                      more    vulnerable   to   changes   in   the   economy.
                      Securities  rated  below  investment  grade,  sometimes
                      called "junk  bonds,"  generally  have more credit risk
                      than  higher-rated  securities.  Companies issuing high
                      yield,  fixed  income  securities  are  not  as  strong
                      financially  as those  issuing  securities  with higher
                      credit  ratings.  These  companies  are more  likely to
                      encounter   financial   difficulties   and   are   more
                      vulnerable  to  changes  in  the  economy,  such  as  a
                      recession  or a  sustained  period of  rising  interest
                      rates  that  could   affect   their   ability  to  make
                      interest  and  principal  payments.  If an issuer stops
                      making interest  and/or  principal  payments,  payments
                      on the  securities may never resume.  These  securities
                      may be  worthless  and the Fund  could  lose its entire
                      investment.  The  prices of high  yield,  fixed  income
                      securities    fluctuate   more   than    higher-quality
                      securities.  The  prices of  high-yield,  fixed  income
                      securities  are  especially  sensitive to  developments
                      affecting  the  company's  business  and to  changes in
                      the  ratings  assigned by rating  agencies.  High yield
                      securities    generally    are   less    liquid    than
                      higher-quality  securities.  Many of  these  securities
                      do not  trade  frequently,  and  when  they  do  trade,
                      their  prices  may be  significantly  higher  or  lower
                      than expected.

Interest Rate Risk    Changes  in  interest  rates may  adversely  affect the
                      values   of  the   securities   held  in  each   Fund's
                      portfolio.  In general,  the prices of debt  securities
                      fall  when  interest  rates  increase,  and  rise  when
                      interest  rates  decrease.  Typically,  the  longer the
                      maturity of a debt  security,  the more  sensitive  the
                      debt  security  is  to  price  shifts  as a  result  of
                      interest rate changes.

Management
Techniques Risk       The  investment   strategies,   techniques,   and  risk
                      analyses  employed by the  subadvisors,  while designed
                      to  enhance  potential  returns,  may not  produce  the
                      desired  results.  The  subadvisors may be incorrect in
                      their  assessments  of the value of securities or their
                      assessments  of market or interest  rate trends,  which
                      can result in losses to the Funds.

Market Risk           The risk  that  movements  in  financial  markets  will
                      adversely  affect the price of the Fund's  investments,
                      regardless  of how well  the  companies  in  which  the
                      Fund  invests  perform.  The  market as a whole may not
                      favor the types of  investments  the Fund makes.  Also,
                      the  risk  that  the  price  of  one  or  more  of  the
                      securities   or  other   instruments   in  the   Fund's
                      portfolio  will  fall,  or  will  fail  to  rise.  Many
                      factors    can    adversely    affect   a    security's
                      performance,  including both general  financial  market
                      conditions and factors  related to a specific  company,
                      industry, country, or geographic region.

Non-Diversification
Risk                  Each Fund is  non-diversified.  As a result,  each Fund
                      is  subject  to the risk that it will be more  volatile
                      than a  diversified  fund  because  the Fund may invest
                      its  assets in a smaller  number  of  issuers.  Because
                      of this,  the  gains and  losses  on a single  security
                      may have a greater impact on a Fund's net asset value.

Political and
Economic Risk         The political,  legal,  economic, and social structures
                      of some foreign  countries  may be less stable and more
                      volatile  than those in the U.S.  Investments  in these
                      countries  may be subject to the risks of internal  and
                      external conflicts and currency devaluations.

Portfolio Turnover    High  portfolio  turnover  may  result in higher  costs
Risk                  for  brokerage   commissions  and   transaction   costs
                      (which could reduce  investment  returns),  and capital
                      gains.

Small and Medium
Capitalization
Stock Risk            The  securities  of  companies  with  small and  medium
                      capitalizations  may involve greater  investment  risks
                      than     securities    of    companies    with    large
                      capitalizations.   Small  and   medium   capitalization
                      companies    may   have   an    unproven    or   narrow
                      technological   base   and   limited   product   lines,
                      distribution    channels,    market,    and   financial
                      resources,  and the  small  and  medium  capitalization
                      companies  also  may be  dependent  on  entrepreneurial
                      management,  making the companies  more  susceptible to
                      certain  setbacks  and  reversals.  As  a  result,  the
                      securities   of   small   and   medium   capitalization
                      companies  may be  subject  to more  abrupt or  erratic
                      movements  than  securities  of larger  companies,  may
                      have  limited  marketability,  and may be  less  liquid
                      than    securities    of    companies    with    larger
                      capitalizations.    Foreign    companies   with   large
                      capitalizations   may  be  relatively   small  by  U.S.
                      standards   and  may  be  subject  to  risks  that  are
                      similar to the risks  that may affect  small and medium
                      capitalization  U.S.  companies.  Securities  of  small
                      and medium  capitalization  companies  also may pay no,
                      or only small, dividends.

U.S. Government
Securities Risk       U.S.   government  agency  obligations  have  different
                      levels  of credit  support,  and  therefore,  different
                      degrees   of   credit   risk.   Securities   issued  by
                      agencies and  instrumentalities  of the U.S. government
                      that are  supported  by the full  faith  and  credit of
                      the  United  States,   such  as  the  Federal   Housing
                      Administration  or Ginnie Mae,  present  little  credit
                      risk.   Other   securities   issued  by  agencies   and
                      instrumentalities  sponsored  by  the  U.S.  government
                      that  are  supported  only  by the  issuer's  right  to
                      borrow  from  the U.S.  Treasury,  subject  to  certain
                      limitations,  such  as  securities  issued  by  Federal
                      Home Loan  Banks,  and  securities  issued by  agencies
                      and    instrumentalities    sponsored   by   the   U.S.
                      government  that are  supported  only by the  credit of
                      the  issuing  agencies,  such as Freddie Mac and Fannie
                      Mae, are subject to a greater degree of credit risk.

Value Stock Risk      Value  stocks  represent  companies  that  tend to have
                      lower  average   price  to  earnings   ratios  and  are
                      therefore   cheaper  than   average   relative  to  the
                      companies'   earnings.   These   companies   may   have
                      relatively  weak balance  sheets and,  during  economic
                      downturns,  they may  have  insufficient  cash  flow to
                      pay  their  debt  obligations  and  difficulty  finding
                      additional  financing  needed for their  operations.  A
                      particular  value stock may not  increase in price,  as
                      anticipated  by  the  subadvisor,  if  other  investors
                      fail to  recognize  the stock's  value or the  catalyst
                      that the  subadvisor  believes  will increase the price
                      of the  stock  does not  affect  the price of the stock
                      in the  manner  or to the  degree  that the  subadvisor
                      anticipates.  Also,  cyclical  stocks  tend to increase
                      in value more  quickly  during  economic  upturns  than
                      non-cyclical  stocks,  but also tend to lose value more
                      quickly in economic downturns.

Finally,  you may lose money by investing in a Fund.  The  likelihood of loss is greater if you invest for a shorter  period of time.  An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal  Deposit
Insurance  Corporation or any other government agency. Each Fund is not intended to serve as a complete investment program.

Performance

            [PERFORMANCE INFORMATION TO BE INCLUDED IN 485(b) FILING]

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to the subadvisors.

Fees and Expenses

These tables  summarize  the fees and expenses that you may pay if you invest in the Class Y Shares of the Funds.

Shareholder Fees (fees paid directly from your investment)(1)

                                      Class Y-1     Class Y-2     Class Y-3

Redemption Fee on shares owned
less than 30 days (as a % of
total redemption proceeds)(2)....       2.00%           2.00%       2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                                    Total
                                        Distribution                Annual
                                        and/or                      Fund        Management Fee
                           Management   Service        Other        Operating   Waiver/Expense    Net
                           Fees(3)      (12b-1) Fees   Expenses(4)  Expenses    Reimbursements    Expenses(5)

MGI US Large Cap Growth
   Equity Fund
   Class Y-1                    0.55%       0.25%         0.30%        1.10%          0.08%          1.02%
   Class Y-2                    0.55%       None          0.25%        0.80%          0.08%          0.72%
   Class Y-3                    0.55%       None          0.10%        0.65%          0.08%          0.57%
MGI US Large Cap Value
   Equity Fund
   Class Y-1                    0.53%       0.25%         0.30%        1.08%          0.08%          1.00%
   Class Y-2                    0.53%       None          0.25%        0.78%          0.08%          0.70%
   Class Y-3                    0.53%       None          0.10%        0.63%          0.08%          0.55%
MGI US Small/Mid Cap
   Growth Equity Fund
   Class Y-1                    0.90%       0.25%         0.30%        1.45%          0.08%          1.37%
   Class Y-2                    0.90%       None          0.25%        1.15%          0.08%          1.07%
   Class Y-3                    0.90%       None          0.10%        1.00%          0.08%          0.92%
MGI US Small/Mid Cap
   Value Equity Fund
   Class Y-1                    0.90%       0.25%         0.30%        1.45%          0.08%          1.37%
   Class Y-2                    0.90%       None          0.25%        1.15%          0.08%          1.07%
   Class Y-3                    0.90%       None          0.10%        1.00%          0.08%          0.92%
MGI Non-US Core Equity
   Fund
   Class Y-1                    0.75%       0.25%         0.30%        1.30%          0.03%          1.27%
   Class Y-2                    0.75%       None          0.25%        1.00%          0.03%          0.97%
   Class Y-3                    0.75%       None          0.10%        0.85%          0.03%          0.82%
MGI Core Opportunistic
   Fixed Income Fund
   Class Y-1                    0.35%       0.25%         0.30%        0.90%          0.08%          0.82%
   Class Y-2                    0.35%       None          0.25%        0.60%          0.08%          0.52%
   Class Y-3                    0.35%       None          0.10%        0.45%          0.08%          0.37%
MGI High Yield Fixed
   Income Fund(6)
   Class Y-1                     [ ]        0.25%         0.30%         [ ]            [ ]            [ ]
   Class Y-2                     [ ]        None          0.25%         [ ]            [ ]            [ ]
   Class Y-3                     [ ]        None          0.10%         [ ]            [ ]            [ ]
MGI US Short Maturity
   Fixed Income Fund
   Class Y-1                    0.25%       0.25%         0.30%        0.80%          0.03%          0.77%
   Class Y-2                    0.25%       None          0.25%        0.50%          0.03%          0.47%
   Class Y-3                    0.25%       None          0.10%        0.35%          0.03%          0.32%

(1)  Securities   dealers,   financial   intermediaries,   or  other   financial
     institutions,  including an  affiliate of the Advisor,  may charge a fee to process a redemption of shares.

(2)  A 2.00%  redemption  fee  payable to the  applicable  Fund may apply to any shares that are redeemed  within 30 days of purchase.  Please see "Frequent
     Trading of Fund Shares" for further information.

(3)  For each Fund,  other than the MGI US Small/Mid  Cap Growth Equity Fund and
     MGI US Small/Mid Cap Value Equity Fund,  the Fund's  Investment  Management
     Agreement includes a breakpoint where the Fund's investment  management fee is reduced by 2 basis  points to the extent the Fund's  assets  exceed $750 million.

(4)  In the case of  Class  Y-1 and  Class  Y-2  shares,  includes  an  internal administrative  fee of 0.10%  and 0.05%  paid by the Funds to the  Advisor, respectively.  The  "Other  Expenses"  item,  which is  based on  estimated amounts for the current fiscal year, also includes custodial, legal, audit, transfer agent,  and  sub-transfer  agent payments,  and trustees' fees and expenses.

(5)  The Trust,  with respect to each Fund,  and the Advisor have entered into a written  contractual  fee waiver and expense  reimbursement  agreement (the
     "expense reimbursement agreement") pursuant to which the Advisor has agreed to waive a portion of its fees and/or to  reimburse  expenses to the extent that each Fund's  expenses  (not  including  brokerage  fees and  expenses, interest,  and  extraordinary  expenses)  otherwise  would  exceed the "Net
     Expenses"  rates shown in the table above for the Class Y-1, Class Y-2, and
     Class Y-3  shares,  as  applicable,  of the Fund.  Pursuant  to the expense reimbursement  agreement,  the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a
     period  of  three   years   following   such  fee   waivers   and   expense
     reimbursements,  to the extent that such  reimbursement of the Advisor by a
     Fund will not cause the Fund to exceed any  applicable  expense  limitation that is in place for the Fund.  The expense  reimbursement  agreement  will remain in effect  through March 31, 2007,  and will continue in effect from year to year thereafter unless terminated by the Trust or the Advisor.

(6)  The fees and expenses are based on estimated amounts for the current fiscal year.

Examples

The  examples  below are  intended to help you compare the costs of investing in the Class Y Shares  of the  Funds  with the cost of  investing  in other  mutual funds.  The examples assume that you invest $10,000 in the Class Y-1, Class Y-2, or  Class  Y-3  shares  of the  Funds  for the time  periods  shown,  that  your investment  has a 5% return  each year,  that all  dividends  and  capital  gain distributions  are reinvested and that the Funds' operating  expenses remain the same as shown above.

Although your actual costs may be higher or lower,  based on these  assumptions, your cumulative estimated expenses would be:

                                               1 year      3 years     5 years    10 years

MGI US Large Cap Growth Equity Fund
   Class Y-1.................................$    [__]   $    [__]   $    [__]   $    [__]
   Class Y-2.................................$    [__]   $    [__]   $    [__]   $    [__]
   Class Y-3.................................$    [__]   $    [__]   $    [__]   $    [__]
MGI US Large Cap Value Equity Fund
   Class Y-1.................................$    [__]   $    [__]   $    [__]   $    [__]
   Class Y-2.................................$    [__]   $    [__]   $    [__]   $    [__]
   Class Y-3.................................$    [__]   $    [__]   $    [__]   $    [__]
MGI US Small/Mid Cap Growth Equity Fund
   Class Y-1.................................$    [__]   $    [__]   $    [__]   $    [__]
   Class Y-2.................................$    [__]   $    [__]   $    [__]   $    [__]
   Class Y-3.................................$    [__]   $    [__]   $    [__]   $    [__]
MGI US Small/Mid Cap Value Equity Fund
   Class Y-1.................................$    [__]   $    [__]   $    [__]   $    [__]
   Class Y-2.................................$    [__]   $    [__]   $    [__]   $    [__]
   Class Y-3.................................$    [__]   $    [__]   $    [__]   $    [__]
MGI Non-US Core Equity Fund
   Class Y-1.................................$    [__]   $    [__]   $    [__]   $    [__]
   Class Y-2.................................$    [__]   $    [__]   $    [__]   $    [__]
   Class Y-3.................................$    [__]   $    [__]   $    [__]   $    [__]
MGI Core Opportunistic Fixed Income Fund
   Class Y-1.................................$    [__]   $    [__]   $    [__]   $    [__]
   Class Y-2.................................$    [__]   $    [__]   $    [__]   $    [__]
   Class Y-3.................................$    [__]   $    [__]   $    [__]   $    [__]
MGI High Yield Fixed Income Fund*
   Class Y-1.................................$    [__]   $    [__]       N/A         N/A
   Class Y-2.................................$    [__]   $    [__]       N/A         N/A
   Class Y-3.................................$    [__]   $    [__]       N/A         N/A
MGI US Short Maturity Fixed Income Fund
   Class Y-1.................................$    [__]   $    [__]   $    [__]   $    [__]
   Class Y-2.................................$    [__]   $    [__]   $    [__]   $    [__]
   Class Y-3.................................$    [__]   $    [__]   $    [__]   $    [__]

*Because the MGI High Yield Fixed Income Fund has not commenced operations as of the date of this prospectus,  the one- and three-year  examples are based on the anticipated  expenses of the Class Y-1,  Class Y-2,  and Class Y-3 shares of the
MGI High Yield Fixed Income Fund for the current  fiscal year, and do not extend over five- and ten- year periods.

If you are  investing  in Class Y-1 or Class  Y-2  shares  through  a  financial advisor or a retirement plan account,  you may be subject to additional fees and expenses,  such  as  plan  administration  fees.  Please  refer  to the  program materials of that financial  advisor or retirement  plan account for any special provisions,  additional service features, or fees and expenses that may apply to your investment in a Fund.

Principal Investment Strategies and Related Risks

Domestic Equity Funds

MGI US Large Cap Growth Equity Fund

Fund Facts

Investment Objective       Long-term total return, which includes capital
                           appreciation and income

Investment Category        Domestic Equity Fund

Investment Focus           Common stocks of large U.S. and multinational
                           companies

Benchmark                  Russell 1000(R)Index

Investment Objective

The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.

Principal Investment Strategies of the Fund

The Fund  invests  primarily in common  stocks of large U.S.  and  multinational companies that a subadvisor  believes possess  superior  potential for long-term capital appreciation.  Under normal circumstances, the Fund will invest at least
80% of its net assets (plus borrowings for investment  purposes,  if any) in the equity securities of large  capitalization U.S. companies.  For purposes of this investment policy, the Fund considers "large  capitalization  U.S. companies" to be U.S.  companies  with market  capitalizations  greater than $5 billion at the time of purchase.  (If the Fund changes this  investment  policy,  the Fund will notify shareholders at least 60 days in advance of the change.)  Generally,  the companies in which the Fund invests have higher  earnings  and/or revenue growth histories or expectations  relative to the Russell 1000 Index. (The Russell 1000
Index includes the 1,000 largest  companies in the Russell  3000(R)Index,  as of the end of May of each year,  or as  determined  by Russell.)  While the primary investment strategy of the Fund is to generate capital appreciation,  income may be generated from dividends paid by the common stocks in the Fund's portfolio.

As  discussed  above,  the Fund  invests  primarily  in  companies  with  market capitalizations that exceed $5 billion at the time of purchase.  The subadvisors also may  invest a  portion  of the  Fund's  assets  in  companies  with  market capitalizations  that are below this level.  Further,  if movement in the market price  causes a  particular  stock's  market  capitalization  to fall below this level, the Fund is not required to dispose of the stock.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the subadvisors' investment strategies, are:

Enhanced Investment Technologies, LLC ("INTECH"), located at 2401 PGA Boulevard,
Suite 100,  Palm Beach  Gardens,  Florida  33410,  serves as a subadvisor to the
Fund.  INTECH  has  managed  institutional  portfolios  since  1987,  and  is  a subsidiary of Janus Capital  Management.  A team of four  portfolio  managers is primarily  responsible  for the  day-to-day  management  of  INTECH's  allocated portion of the Fund's portfolio.  The team consists of Robert Fernholz, David E.
Hurley, Cary Maguire,  and Joseph W. Runnels.  Mr. Hurley, Dr. Maguire,  and Mr.
Runnels jointly handle the day-to-day  management function,  under the oversight of Dr. Fernholz.  Dr. Fernholz,  Director,  Executive Vice President,  and Chief
Investment  Officer  of  INTECH,  joined  INTECH  in 1991 and has  served in his current role since joining the firm.  Mr. Hurley is Executive Vice President and
Chief  Operating  Officer of INTECH and has been with the firm since  1988.  Dr.
Maguire is Senior Investment  Officer of INTECH and joined the firm in 1991. Mr.
Runnels,  Vice  President,  Portfolio  Management of INTECH,  joined the firm in
1998.  The Trust's  Statement of Additional  Information  (the "SAI")  furnishes additional  information  about  each  portfolio  manager's  compensation,  other accounts  managed  by each  portfolio  manager,  and  each  portfolio  manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to INTECH.

Securities Selection

INTECH  manages  its  allocated   portion  of  the  Fund's   portfolio  using  a
mathematical  portfolio management process. The mathematical process is designed to take advantage of market volatility (variation in stock prices),  rather than using a  fundamental  research or  market/economic  trends to predict the future returns  of  stocks.  The  process  seeks to  generate a return in excess of the portfolio's benchmark over the long term, while controlling the risk relative to the  benchmark.  INTECH  monitors the total risk and volatility of a portfolio's
holdings  with  respect  to  its  benchmark  index.   However,  the  proprietary
mathematical process used by INTECH may not achieve the desired results.

The mathematical  process begins with the  establishment of an appropriate stock universe, the S&P 500/Citigroup Growth Index. Using its mathematical principles,
INTECH will target an optimal portfolio proportion for each stock to be selected from the  eligible  universe.  The  proportional  weighting  of those  stocks is designed  to  combine  higher  volatility  stocks  in  such a  manner  that  the covariance of the stocks produces a lower volatility portfolio. The portfolio is rebalanced  and  reoptimized  on a regular basis to maintain this optimal target weighting, which is periodically reset.

Portfolio construction is implemented through an optimization routine within the
following  risk  constraints:   minimization  of  tracking  error,  a  weighting
constraint  for individual  stocks set at the lesser of a 2.5  percentage  point differential  from the index weighting or a 10 times maximum  overweight;  and a beta  constrained  to be equal to or less than the beta of the benchmark  index.
The strategy contains  approximately 50-90% of the benchmark universe stocks and has an average portfolio turnover of approximately 90% per year.

Sands  Capital  Management,  L.P.  ("Sands  Capital"),  located  at 1100  Wilson
Boulevard,  Arlington, Virginia 22209, serves as a subadvisor to the Fund. Sands
Capital  was  founded in 1992.  Frank M. Sands,  Sr.,  CFA, is the firm's  Chief
Executive Officer and Chief Investment  Officer.  Sands Capital is independently owned.  A team of four  portfolio  managers is  responsible  for the  day-to-day management of Sands Capital's  allocated  portion of the Fund's  portfolio.  The team consists of Frank M. Sands,  Sr., David E. Levanson,  Frank M. Sands,  Jr.,
and A. Michael Sramek.  Mr. Sands,  Sr., CEO and Chief Investment  Officer,  has
been  with  the  firm  since  its  inception  in 1992  and has  over 35 years of investment experience. Mr. Sands, Sr. is the lead member of the team and as such is ultimately  responsible for overall  portfolio  management of Sands Capital's allocated  portion of the  Fund's  portfolio.  Mr.  Levanson,  Senior  Portfolio
Manager and Director of U.S. Mutual Funds,  rejoined the firm in 2002.  Prior to rejoining  the firm,  Mr.  Levanson  was a research  analyst for MFS  Investment
Management.  Mr. Levanson is responsible for the day-to-day  management of Sands
Capital's  allocated portion of the Fund's portfolio and the investment of daily cash  flows.  Mr.  Sands,  Jr.,  President,  Director  of  Research,  and Senior
Portfolio  Manager,  has been with Sands  Capital  since 2000.  Mr.  Sands,  Jr.
assists Mr. Levanson on the day-to-day  management of Sands Capital's  allocated portion of the Fund's  portfolio.  Mr.  Sramek,  Research  Analyst and Portfolio
Manager,  joined Sands  Capital in 2001.  Prior to joining  Sands  Capital,  Mr.
Sramek was a research analyst with Mastrapasqua & Associates. Mr. Sramek assists
Mr. Levanson on the day-to-day  management of Sands Capital's  allocated portion of the Fund's portfolio and the investment of daily cash flows. The SAI provides additional  information  about  each  portfolio  manager's  compensation,  other accounts  managed  by each  portfolio  manager,  and  each  portfolio  manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Sands Capital.

Securities Selection

Sands Capital  manages its  allocated  portion of the Fund's  portfolio  using a bottom-up,  fundamental  approach to select  securities.  Sands Capital seeks to build a concentrated portfolio of leading companies, diversified across a number of business lines. Sands Capital has a long-term orientation.

Sands Capital's research process seeks to identify  outstanding growth companies that lead and dominate attractive growth industries.  Focusing on companies with above average  historical sales and earnings growth,  Sands Capital  generates a broad list of potential  portfolio holdings that consists of a variety of stocks of companies  in various  industries.  The stocks in the list are then  filtered based on certain qualitative factors that Sands Capital believes allow companies to lead and dominate  their  industries.  Sands Capital  focuses on, among other things,  a company's  ability to develop and anticipate  industry  trends,  gain market  share,  build a  strong  business  model,  display  superior  management ability,  and apply technology to add value. Based on these  evaluations,  Sands
Capital  constructs a portfolio of what it determines to be the most  attractive stocks.  The  portion  of the  Fund's  portfolio  managed  by Sands  Capital  is
typically   characterized   by  low  portfolio   turnover  and  relatively  high
concentration in individual companies.

MGI US Large Cap Value Equity Fund

Fund Facts

Investment Objective       Long-term total return, which includes capital
                           appreciation and income

Investment Category        Domestic Equity Fund

Investment Focus           Common stocks of large U.S. and multinational
                           companies

Benchmark                  Russell 1000(R)Index

Investment Objective

The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.

Principal Investment Strategies of the Fund

The Fund  invests  primarily in common  stocks of large U.S.  and  multinational companies that a subadvisor believes possess the potential for long-term capital appreciation  and, in the judgment of the  subadvisor,  appear to be undervalued based on the stocks'  intrinsic  values relative to their current market prices.
Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus borrowings for investment  purposes,  if any) in the equity  securities of large capitalization U.S. companies. For purposes of this investment policy, the
Fund considers "large  capitalization  U.S. companies" to be U.S. companies with market capitalizations  greater than $5 billion at the time of purchase. (If the
Fund changes this investment policy, the Fund will notify  shareholders at least
60 days in advance of the change.) While the primary investment  strategy of the
Fund is to generate capital appreciation, income may be generated from dividends paid by the common stocks in the Fund's portfolio.

As  discussed  above,  the Fund  invests  primarily  in  companies  with  market capitalizations that exceed $5 billion at the time of purchase.  The subadvisors also may  invest a  portion  of the  Fund's  assets  in  companies  with  market capitalizations  that are below this level.  Further,  if movement in the market price  causes a  particular  stock's  market  capitalization  to fall below this level, the Fund is not required to dispose of the stock.

The Fund's  benchmark,  the  Russell  1000  Index,  includes  the 1,000  largest companies  in the Russell 3000 Index,  as of the end of May of each year,  or as determined by Russell.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the subadvisors' investment strategies, are:

Lord,  Abbett & Co. LLC ("Lord  Abbett"),  located at 90 Hudson  Street,  Jersey
City,  New Jersey 07302,  serves as a subadvisor  to the Fund.  Founded in 1929,
Lord Abbett is an independent money management firm. Ownership of Lord Abbett is distributed across senior professionals that fully participate in the management and operation of the firm's investment activities.

Eli Salzmann and Sholom  Dinsky are jointly and  primarily  responsible  for the
day-to-day   management  of  Lord  Abbett's  allocated  portion  of  the  Fund's portfolio. Mr. Salzmann joined Lord Abbett in 1997 and is a partner and Director of Lord  Abbett's  large cap value  investment  group.  He also has  served as a research  analyst and a portfolio  manager  since  1997.  Mr.  Dinsky has been a
Partner and Portfolio  Manager of Lord Abbett since 2002. From 2000 to 2002, Mr.
Dinsky was a Senior  Equity  Analyst  and  Associate  Portfolio  Manager at Lord
Abbett. The SAI provides  additional  information about each portfolio manager's compensation,  other  accounts  managed  by each  portfolio  manager,  and  each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Lord Abbett.

Securities Selection

Lord Abbett manages its allocated  portion of the Fund's portfolio using a value investing philosophy. In order to seek the highest returns with the least degree of risk, Lord Abbett generally seeks to build a portfolio of stocks in companies that, in Lord Abbett's opinion, have: (i) attractive  valuations;  (ii) positive fundamentals;  (iii) appropriate economic risk exposure;  and (iv) suitable risk parameters.

Lord Abbett  identifies a universe of stocks with  attractive  valuations  using several models,  including a dividend  discount model that focuses on normalized earnings.  Lord Abbett employs fundamental research to further narrow investment opportunities  among the stocks in the universe.  Lord Abbett's research process typically  includes  visits to companies,  as well as the companies'  respective suppliers and  competitors,  in an effort to identify  catalysts  that may drive these companies'  stock prices higher.  Lord Abbett's  allocated  portion of the
Fund's  portfolio  typically  consists of 70 to 90 stocks,  depending  on market conditions.

Pzena  Investment  Management  ("Pzena"),  located at 120 West 45th Street,  New
York,  New York  10036,  serves as a  subadvisor  to the Fund.  Richard S. Pzena founded Pzena in 1995,  and the firm began  managing  assets in 1996. As of June
30,  2006,  the  majority  of  Pzena  was  owned  by the  firm's  five  managing principals:  Richard S. Pzena (Managing Principal,  Chief Executive Officer, and
Co-Chief  Investment  Officer),  John P. Goetz (Managing  Principal and Co-Chief
Investment  Officer),  Bill Lipsey  (Managing  Principal,  Marketing  and Client
Services), Amy Jones (Managing Principal, Operations and Administration), and A.
Rama  Krishna  (Managing  Principal,  Large Cap Value).  In  addition,  fourteen additional  employees owned interests in the firm as of that date. Mr. Pzena has ownership interests in excess of 25% and is therefore deemed a control person of
Pzena.  As of June 30, 2006,  Pzena had  approximately  $[__]  billion in assets under management.

The investment  team  primarily  responsible  for the  day-to-day  management of
Pzena's allocated portion of the Fund's portfolio is as follows:

     Richard S. Pzena.  Managing  Principal,  Chief Executive Officer,  Co-Chief
     Investment Officer and Founder of Pzena. Mr. Pzena has worked in investment management since 1986, and he has been with Pzena since 1995.

     John P. Goetz.  Managing  Principal and Co-Chief  Investment  Officer.  Mr.
     Goetz has worked in investment  management since 1996, and he has been with
     Pzena since 1996.

     A. Rama  Krishna.  Managing  Principal,  Large Cap Portfolio  Manager.  Mr.
     Krishna has worked in the  investment  business  since 1987 and  investment management  since 1993,  and he has been with Pzena  since  2003.  Prior to
     2003, Mr. Krishna was Chief  Investment  Officer and  Head-Institutional  &
     International,  Citigroup  Asset  Management,  and a member of  Citigroup's
     Management Committee.

Each member of the team has equal weight in  determining  how research  findings are translated into an earnings model.  Further, all decisions require unanimous consent  of each of the three  portfolio  managers.  Should  one of the  members become  unavailable  for either  planned or  unplanned  reasons,  the  remaining members  would  continue the process.  The SAI provides  additional  information about each portfolio  manager's  compensation,  other  accounts  managed by each portfolio manager,  and each portfolio  manager's ownership of securities in the
Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Pzena.

Securities Selection

Pzena  manages its  allocated  portion of the Fund's  portfolio  using a classic value  investment  philosophy.  Pzena defines value stocks as those stocks whose prices are low relative to their  longer-term  normal  earnings  power.  Pzena's securities  selection  process  involves  an initial  ranking of the 500 largest
U.S.-listed  companies,  from the least expensive to the most  expensive,  based upon a ratio of each company's  price-to-normalized  earnings. Research priority is given to the  least  expensive  stocks,  those  exhibiting  a group or sector theme, and those offering portfolio diversification benefits.  Companies undergo rigorous  qualitative  research  by Pzena's  analysts to  determine  whether the causes of the  under-valuation  are likely to be temporary or  permanent.  Third party  analysis and data sources are used for about 10% to 20% of this research.
Onsite due diligence is also an important step in Pzena's  securities  selection determination.  This  step  occurs  at the end of the  research  process,  which enables  Pzena  to  engage  in a  dialogue  with  company  management  from  the perspective of well-informed  critical thinkers. As a result of Pzena's security selection process,  the portion of the Fund's portfolio  allocated to Pzena will typically be highly concentrated with a strong value emphasis.

MGI US Small/Mid Cap Growth Equity Fund

Fund Facts

Investment Objective       Long-term total return, which includes capital
                           appreciation and income

Investment Category        Domestic Equity Fund

Investment Focus           Common stocks of small and medium-sized U.S.
                           companies

Benchmark                  Russell 2500(TM)Index

Investment Objective

The  investment  objective  of the Fund is to provide  long-term  total  return, comprised primarily of capital appreciation.

Principal Investment Strategies of the Fund

The Fund  invests  primarily in small and  medium-sized  U.S.  companies  that a
subadvisor   believes   possess   superior   potential  for  long-term   capital
appreciation.  Under normal circumstances,  the Fund will invest at least 80% of its net assets (plus borrowings for investment  purposes,  if any) in the equity securities of small-to-medium  capitalization  U.S.  companies.  For purposes of this investment policy, the Fund considers "small-to-medium  capitalization U.S.
companies" to be U.S. companies with market capitalizations  between $25 million and the largest company represented in the Russell 2500 Index, which, as of June
30, 2006, is $[__] billion.  (If the Fund changes this  investment  policy,  the
Fund  will  notify  shareholders  at least 60 days in  advance  of the  change.)
Generally,  the companies in which the Fund invests have higher  earnings and/or revenue growth histories or expectations relative to the Russell 2500 Index. The
Russell  2500 Index  includes the 2,500  smallest  companies in the Russell 3000
Index, as of the end of May of each year.

The Fund invests in companies within the  capitalization  range described above.
However,  the subadvisors may invest a portion of the Fund's assets in companies outside this range.  Further,  if movement in the market price causes a stock to change from one  capitalization  range to another,  the Fund is not  required to dispose of the stock.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the subadvisors' investment strategies, are:

Westfield  Capital  Management  Company,  LLC  ("Westfield"),   located  at  One
Financial  Center,  24th  Floor,  Boston,   Massachusetts  02111,  serves  as  a
subadvisor to the Fund. Westfield is an independent  investment  counseling firm that was founded in 1989. Westfield has been a wholly-owned subsidiary of Boston
Private Financial Holdings, Inc. since 1997.

Westfield  product  portfolios  are  managed on a team basis,  with  Westfield's analysts and portfolio  managers  contributing names from their respective areas of  expertise.  The  Investment  Committee,  which  consists of all  Westfield's portfolio  managers  and  analysts,  makes  purchase  and  sale  decisions  on a consensus basis across all eligible accounts.  The following Westfield employees
are  jointly  and  primarily   responsible  for  the  day-to-day  management  of
Westfield's allocated portion of the Fund's portfolio: Mr. William Muggia, Chief
Investment  Officer &  President,  joined  Westfield  in 1994 and has  served as
President and Chief  Investment  Officer of Westfield  since 2001. Mr. Muggia is the lead member of the team and is ultimately  responsible for overall portfolio management of Westfield's  allocated portion of the Fund's portfolio.  He covers health care and medical technology.  Mr. Arthur Bauernfeind,  Chairman and Chief
Executive Officer, joined Westfield in 1990 and has served as Chairman and Chief
Executive  Officer  since 2000.  Mr.  Bauernfeind  covers  economics,  financial services,  transportation, and fixed income markets. Mr. Ethan J. Meyers, Senior
Vice President,  joined  Westfield in 1999 and covers business,  financial,  and consumer  services.  Mr.  Scott R.  Emerman,  Senior  Security  Analyst,  joined
Westfield in 2002 and covers consumer discretionary and consumer staples. Before joining  Westfield,  he  served  as a  Vice  President  in the  Equity  Research
Department of Harbor Capital  Management  since 1997.  Mr. Bruce Jacobs,  Senior
Security  Analyst,  joined  Westfield in 2004 and covers health care and medical devices.  Before  joining  Westfield,  he served as a Director and Senior Equity
Analyst of Deutsche  Bank  Securities  since 1996.  The SAI provides  additional information about each portfolio manager's compensation,  other accounts managed by each portfolio manager,  and each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Westfield.

Securities Selection

Westfield  manages  its  allocated  portion  of the  Fund's  portfolio  using  a fundamental,  bottom-up  research approach,  which seeks to identify  reasonably priced stocks with high earnings potential. In order to seek the highest returns with the least degree of risk,  Westfield  generally  favors stocks that, in the judgment  of the firm,  have:  (i)  sizable  management  ownership;  (ii) strong financial conditions;  (iii) sufficient cash flow to fund growth internally; and
(iv) strong pricing power.

Westfield conducts fundamental,  bottom-up research, including meetings with the companies'  management  personnel,  to generate an  approved  list of  potential
portfolio  holdings.   Westfield  considers  factors  such  as  earnings  growth
forecasts,   price  target  estimates,  total  return  potential,  and  business developments.  Westfield's  portion of the Fund's  portfolio is constructed with stocks from the approved  list, and typically does not include all the stocks on the approved list. Stocks may be sold when Westfield believes that the stocks no longer  represent  attractive  investment  opportunities,  based on the  factors described above.

Mazama Capital Management,  Inc.  ("Mazama"),  located at One Southwest Columbia
Street, Suite 1500, Portland, Oregon, 97258, serves as a subadvisor to the Fund.
Mazama,  an  independent  investment  advisor  that  was  founded  in  1993,  is controlled by its employees.

Ronald A.  Sauer,  Stephen  C.  Brink,  CFA,  and  Gretchen  M.  Novak,  CFA are
responsible for the day-to-day  management of Mazama's  allocated portion of the
Fund's portfolio.  Mr. Sauer is a founder and the President and Senior Portfolio
Manager  at Mazama,  and has over 24 years of  investment  experience.  Prior to founding  Mazama in October  1997,  Mr. Sauer was the  President and Director of
Research  from 1994 to 1997 of Black & Company,  Inc.,  which he joined in 1983.
Mr. Sauer serves as lead  portfolio  manager and oversees the team's  investment process.  Mr.  Brink is a Senior  Vice  President,  Director  of  Research,  and
Portfolio  Manager at Mazama,  and has over 27 years of  investment  experience.
Prior to joining Mazama in 1997, he was the Chief  Investment  Officer from 1991 to 1997 of US Trust's Pacific Northwest Office, where he had been employed since
1984. Mr. Brink oversees the flow and quality of research information. Ms. Novak is the Associate  Portfolio  Manager at Mazama and has over 11 years  investment experience.  Prior to joining  Mazama in 1999,  she was an Equity  Analyst  with
Cramer Rosenthal McGlynn, LLC, where she specialized in small and mid-cap stocks with a focus on  consumer  discretionary  companies  and  secondary  emphasis on consumer staples and utility/energy service companies.  Ms. Novak is responsible for researching  companies in the consumer  discretionary  and consumer  staples sectors. The SAI provides additional  information about each portfolio manager's compensation,  other  accounts  managed  by  each  portfolio  manager  and  each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Mazama.

Securities Selection

Mazama manages its allocated  portion of the Fund's  portfolio using a bottom-up approach to security  selection.  The firm utilizes a  proprietary  model as the framework for security selection and portfolio construction decisions.  Mazama's security  selection  process  begins by screening a universe of over 1,500 small companies  with market  capitalizations  primarily  between  $300 million and $3 billion for desirable  financial  characteristics.  Mazama employs a proprietary price/performance model to identify a group of 300 to 400 companies that, in its judgment,  may represent attractive  investment  opportunities.  The model takes into  account both  quantitative  and  qualitative  factors in order to identify companies that meet certain criteria.  These factors include: (i) the quality of management  and key  personnel;  (ii) the  company's  ability  to meet or exceed earnings  estimates;  (iii)  estimated  return on equity  divided by a company's forward price-to-earnings ratio; and (iv) estimated earnings growth divided by a
company's  forward   price-to-earnings  ratio.  Companies  passing  the  initial screening are further analyzed by Mazama using rigorous fundamental analysis.

MGI US Small/Mid Cap Value Equity Fund

Fund Facts

Investment Objective       Long-term total return, comprised primarily of
                           capital appreciation

Investment Category        Domestic Equity Fund

Investment Focus           Common stocks of small and medium-sized U.S.
                           companies

Benchmark                  Russell 2500(TM)Index

Investment Objective

The  investment  objective  of the Fund is to provide  long-term  total  return, comprised primarily of capital appreciation.

Principal Investment Strategies of the Fund

The Fund  invests  primarily  in common  stocks of small and  medium-sized  U.S.
companies that a subadvisor believes possess the potential for long-term capital appreciation  and that appear to be undervalued at the time of purchase based on the stocks'  intrinsic  values  relative to their current market  prices.  Under normal circumstances,  the Fund will invest at least 80% of its net assets (plus borrowings  for  investment  purposes,  if  any)  in the  equity  securities  of small-to-medium  capitalization U.S. companies.  For purposes of this investment policy, the Fund considers "small-to-medium capitalization U.S. companies" to be
U.S. companies with market  capitalizations  between $25 million and the largest company  represented in the Russell 2500 Index,  which,  as of June 30, 2006, is
$[__] billion. (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.)

The Fund will invest in  companies  within the  capitalization  range  described above.  However,  the  subadvisors  may invest a portion of the Fund's assets in companies outside this range.  Further, if movement in the market price causes a stock to  change  from one  capitalization  range  to  another,  the Fund is not required to dispose of the stock.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the subadvisors' investment strategies, are:

J.L. Kaplan Associates, LLC ("Kaplan"),  located at 222 Berkeley Street, Boston,
Massachusetts  02116, serves as a subadvisor to the Fund. Kaplan is an indirect, majority-owned  subsidiary  of Wachovia  Corporation.  James L.  Kaplan  founded
Kaplan in 1976.

Mr. Kaplan,  and co-managers Paul Weisman and Regina Wiedenski,  are jointly and primarily  responsible  for the  day-to-day  management  of  Kaplan's  allocated portion of the Fund's portfolio.  Each member of the team serves as a generalist and does not focus on any  particular  industry or sector.  Mr.  Kaplan has been
President and Senior  Portfolio  Manager of Kaplan since 1976. Ms. Wiedenski has been a portfolio  manager of Kaplan since 1998. Mr. Weisman has been a portfolio manager of Kaplan since 1986. The SAI provides additional information about each portfolio  manager's  compensation,  other  accounts  managed by each  portfolio manager,  and each portfolio  manager's  ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Kaplan.

Securities Selection

In managing its allocated portion of the Fund's  portfolio,  Kaplan uses a value investing  philosophy.  In  selecting  stocks,  Kaplan  considers,  among  other factors,  the issuer's earnings power, the value of the issuer's assets, and the issuer's internally generated cash flow.

Kaplan  identifies  an approved  list of potential  portfolio  holdings  using a bottom-up  process.  As many as 150 stocks might comprise Kaplan's potential buy list for the  Fund at any one  time.  Kaplan  then  analyzes  each  stock  using fundamental research, and calculates an estimated value for each stock, based on
Kaplan's  proprietary  models.  The Fund's  portfolio is constructed with stocks from the approved  list,  and  typically  does not include all the stocks on the approved list. Stocks may be sold when Kaplan believes that the stocks no longer represent attractive investment opportunities.

Wells Capital Management ("WCM"),  located at 5335 S.W. Meadows Road, Suite 290,
Lake Oswego,  Oregon 97035,  serves as a subadvisor to the Fund. Dale Benson and
Mark Cooper founded Benson Associates  ("Benson") in 1997, which was acquired by
WCM in 2003.  WCM is a subsidiary  of Wells Fargo Bank,  N.A.,  which in turn is wholly-owned by Wells Fargo & Company, a publicly-traded corporation.

Messrs.  Benson  and  Cooper  are  jointly  and  primarily  responsible  for the day-to-day  management  of WCM's  allocated  portion  of the  Fund's  portfolio.
Messrs.  Benson and Cooper are both Senior  Portfolio  Managers at WCM.  The SAI provides  additional  information about each portfolio  manager's  compensation, other accounts managed by each portfolio  manager,  and the portfolio  managers'
ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to WCM.

Securities Selection

In  managing  its  allocated  portion of the  Fund's  portfolio,  WCM  follows a bottom-up,  value-oriented  investment  strategy.  WCM  seeks  stocks  that have positive cash flows, improving fundamentals, and inexpensive valuations relative to their peers.  WCM seeks relatively  inexpensive  stocks falling into at least one of the following four  categories:  (1) neglected  stocks--stocks  that have been out of favor for an extended period; (2) oversold  stocks--stocks that have been bid down as a result of a market  over-reaction to temporary negative news;
(3)   thematic   stocks--stocks   that  are  likely  to  benefit   from  certain
macroeconomic,  demographic  or cyclical  trends;  and (4)  earnings  turnaround stocks--companies in the early stages of an earnings recovery.

Foreign Equity Fund

MGI Non-US Core Equity Fund

Fund Facts

Investment Objective       Long-term total return, which includes capital
                           appreciation and income

Investment Category        Foreign Equity Fund

Investment Focus           Equity securities of companies in the world's
                           developed capital markets, excluding the
                           United States

Benchmark                  MSCI EAFE(R)Index

Investment Objective

The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.

Principal Investment Strategies of the Fund

The Fund  invests  primarily  in equity  securities  of companies in the world's developed and emerging capital markets,  excluding the United States. The Fund's investments in equity securities may include dividend-paying securities,  common stock and preferred  stock issued by companies of any size, as well as American,
European, and Global Depositary Receipts (together, "Depositary Receipts").

In seeking to achieve the Fund's  investment  objective,  the Fund's  subadvisor invests primarily in the equity securities  (including  Depositary  Receipts) of companies  located outside the United States.  Under normal  circumstances,  the
Fund will invest at least 80% of its net assets (plus  borrowings for investment purposes, if any) in the equity securities of non-U.S.  companies.  (If the Fund changes this investment  policy,  the Fund will notify  shareholders at least 60 days in advance of the change.)

While there is no minimum  number of countries  that will be  represented in the
Fund's  portfolio,  the Fund does  intend to  diversify  its  investments  among countries and geographic regions, including a significant portion in the world's emerging  markets.  However,  the Fund may invest a  significant  portion of its assets in one country or region,  if, in the judgment of a subadvisor,  economic and business  conditions  warrant such investments.  To the extent that the Fund invests a  significant  portion  of its  assets in one  country or region at any time,  the  Fund  will  face a  greater  risk of loss due to  factors  adversely affecting  issuers  located in that  single  country or region  than if the Fund always  maintained a greater degree of diversity among the countries and regions in which it invests.

The Subadvisor

The Advisor,  on behalf of the Fund,  has entered into a  subadvisory  agreement with the  subadvisor  to manage  allocated  portions  of the assets of the Fund.
Under  the  subadvisory  agreement,   the  subadvisor  is  responsible  for  the
day-to-day  portfolio  management  a distinct  portion of the Fund's  portfolio, subject  to the  Advisor's  oversight.  The  Fund's  subadvisor,  including  the portfolio  managers  that  are  responsible  for  managing  the  Fund,  and  the subadvisor's investment strategies, are:

Grantham,  Mayo, Van Otterloo & Company, LLC ("GMO"), located at 40 Rowes Wharf,
Boston,  Massachusetts  02110,  serves as the  subadvisor  to the Fund.  GMO was founded in 1977 and is wholly-owned by its professionals.

Day-to-day  management of the Fund is the responsibility of GMO's  International
Quantitative   Division   (the   "Division").   The   Division's   members  work
collaboratively  to manage the Fund's portfolio,  and no one person is primarily responsible  for  day-to-day  management of the Fund.  Dr.  Thomas  Hancock is a senior  member of the  Division,  allocates  responsibility  for portions of the
Fund's  portfolio  to  various  team  members  of  the  Division,  oversees  the implementation of trades on behalf of the Fund, reviews the overall  composition of the  portfolio,  and monitors cash flows.  At GMO, Dr. Hancock is responsible for the portfolio  management of all  international  developed market and global quantitative  equities  portfolios.  Dr.  Hancock  joined  GMO in 1995.  The SAI provides  additional  information  about the portfolio  manager's  compensation, other accounts  managed by the portfolio  manager,  and the portfolio  manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to GMO.

Securities Selection

GMO  generally  manages  the  Fund's  portfolio  using  fundamental   investment
principles and  quantitative  applications.  The  quantitative  approach focuses primarily on valuation,  but also takes into account stock-price  momentum as an indicator of market sentiment and trends in company fundamentals.

In constructing the Fund's  portfolio,  GMO uses  quantitative  models to select stocks  from a universe  that  contains  stocks  issued by  approximately  2,000
non-U.S.   companies.  GMO's  screening  process  seeks  to  identify  the  most attractive  stocks  within  each  geographic  region.  This  group of  stocks is analyzed  further,  taking into  account  factors such as country,  sector,  and currency exposure.

Fixed Income Funds

MGI Core Opportunistic Fixed Income Fund

Fund Facts

Investment Objective       Total return, consisting of both current income
                           and capital appreciation

Investment Category        Fixed Income Fund

Investment Focus           Fixed income securities of U.S. issuers

Benchmark                  Lehman Brothers U.S. Aggregate Bond(TM)Index

Investment Objective

The investment  objective of the Fund is to provide total return,  consisting of both current income and capital appreciation.

Principal Investment Strategies of the Fund

In seeking to achieve the Fund's investment  objective of total return, the Fund invests in fixed income securities of U.S.  issuers.  The Fund invests primarily
in  U.S.  dollar-denominated,   investment  grade  bonds,  including  government
securities,  corporate bonds, and mortgage- and asset-backed  securities,  among others.  The Fund also may  invest a  significant  portion  of its assets in any combination of  non-investment  grade bonds (sometimes called high yield or junk bonds),  non-U.S.  dollar  denominated  bonds,  and bonds  issued by  issuers in emerging  capital  markets.  The Fund's  target  duration  is that of the Lehman
Brothers U.S.  Aggregate  Bond Index.  As of June 30, 2006,  the duration of the
Index  was  approximately  [__]  years.  Depending  on  market  conditions,  the subadvisors of the Fund may manage their allocated portions of the Fund's assets to  maintain a  duration  within 20% of the  Fund's  target  duration.  Duration measures a fixed income  security's price sensitivity to interest rates (inverse relationship) by indicating the approximate  change in a fixed income security's price if  interest  rates  move up or down in 1%  increments.  For  example,  if interest  rates go up by 1%, the price change (due to interest rate movement) of a fund that has a duration of [__] years is expected to decline by [__]%.

Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus borrowings for investment purposes, if any) in fixed income securities. If the Fund changes this investment  policy,  the Fund will notify  shareholders at least 60 days in advance of the change.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the subadvisors' investment strategies, are:

BlackRock  Advisors,   Inc.,  a  wholly-owned  subsidiary  of  BlackRock,   Inc.
("BlackRock"),  is located at 100 Bellevue Parkway,  Wilmington,  Delaware 19808
and serves as a subadvisor to the Fund. BlackRock was founded in 1988 to provide global investment  management,  risk management,  and advisory  services.  While
BlackRock is a majority-owned  indirect subsidiary of The PNC Financial Services
Group,  Inc.,  it  operates  as an  investment  management  firm  with  its  own management team.

Mr. Keith Anderson and Mr. Scott Amero are jointly and primarily responsible for the  day-to-day  management  of  BlackRock's  allocated  portion  of the  Fund's portfolio.  Mr. Anderson is Chief Investment  Officer and a Managing Director of
BlackRock and has been at the firm since 1998. Mr. Amero,  a Managing  Director, joined  BlackRock in 1990. The SAI provides  additional  information  about each portfolio  manager's  compensation,  other  accounts  managed  by the  portfolio managers,  and the portfolio  managers'  ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to BlackRock.

Securities Selection

In managing  its  allocated  portion of the Fund,  BlackRock  employs a relative value strategy to determine the tradeoff between risk and return. Relative value assessment is applied to sector,  sub-sector,  and individual security selection decisions.  BlackRock's  philosophy emphasizes research and analysis of specific sectors and  securities,  along with the risks  associated with the fixed income markets  including  interest rate risk, yield curve risk, cash flow risk, credit risk,  and  liquidity  risk.  Securities  are  purchased  for the Fund  when the management team determines that they have the potential for above-average  total return.  BlackRock  uses its own  proprietary  research  and  models to  analyze
securities,   and  based  on  this  analysis,   the  Fund  will  typically  hold
approximately 350 to 450 different securities.

Western  Asset  Management  Company  ("WAMCo"),  located  at 385  East  Colorado
Boulevard, Pasadena, California 91101, serves as a subadvisor to the Fund. WAMCo was founded in 1971, and is a wholly-owned subsidiary of Legg Mason, Inc.

Messrs. Kenneth Leech and Stephen A. Walsh are jointly and primarily responsible for the  day-to-day  management  of  WAMCo's  allocated  portion  of the  Fund's portfolio.  Mr.  Leech is the Chief  Investment  Officer of WAMCo and joined the firm in 1990. Mr. Walsh is the Deputy Chief Investment  Officer of WAMCo and has
served in that  capacity for the past five years.  The SAI  provides  additional information about each portfolio manager's compensation,  other accounts managed by each portfolio manager,  and each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to WAMCo.

Securities Selection

WAMCo manages its allocated  portion of the Fund's portfolio using a broad-based approach  to  fixed  income  management,  making  use of  both  traditional  and
innovative   investment  tools  and  techniques.   WAMCo  combines  a  long-term
perspective on interest rates, with active inter- and intra-sector trading.

WAMCo sets a target portfolio duration based on a 6 to 9 month inflation outlook and controls  duration  tightly  relative to the benchmark,  the Lehman Brothers
U.S.  Aggregate Bond Index.  WAMCo evaluates each sector and sub-sector based on
WAMCo's expectation of how the sectors and sub-sectors will behave given WAMCo's economic  projections.  WAMCo's credit research team seeks to identify companies with changing credit characteristics before this information is reflected in the market.  WAMCo also attempts to identify  securities that are undervalued due to special circumstances.

MGI High Yield Fixed Income Fund

Fund Facts

Investment Objective       Total return, consisting of both current income
                           and capital  appreciation

Investment Category        Fixed Income Fund

Investment Focus           Fixed income securities rated below investment grade

Benchmark                  Merrill Lynch High Yield Master II Index

Investment Objective

The investment  objective of the Fund is to provide total return,  consisting of both current income and capital appreciation.

Principal Investment Strategies of the Fund

In seeking to achieve the Fund's investment  objective of total return, the Fund invests  in  fixed  income  securities.  The  Fund  invests  primarily  in  U.S.
dollar-denominated,  below investment grade bonds, including corporate bonds and mortgage- and  asset-backed  securities,  among others.  The Fund is expected to hold a significant  portion of its assets in any  combination of  non-investment grade  bonds  (sometimes  called  high  yield or junk  bonds),  non-U.S.  dollar denominated bonds, and bonds issued by issuers in emerging capital markets.  The
Fund's target  duration is that of the Merrill Lynch High Yield Master II Index.
As of June 30,  2006,  the duration of the Index was  approximately  [__] years.
Depending on market conditions, the subadvisor of the Fund may manage the Fund's assets to maintain a duration within 20% of the Fund's target duration. Duration measures a fixed income  security's price sensitivity to interest rates (inverse relationship) by indicating the approximate  change in a fixed income security's price if  interest  rates  move up or down in 1%  increments.  For  example,  if interest  rates go up by 1%, the price change (due to interest rate movement) of a fund that has a duration of [__] years is expected to decline by [__]%.

Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus  borrowings for investment  purposes,  if any) in fixed income  securities that are rated below  investment  grade.  If the Fund  changes  this  investment policy,  the Fund will  notify  shareholders  at least 60 days in advance of the change.

The Subadvisor

MacKay  Shields LLC  ("MacKay"),  9 West 57th Street,  New York,  New York 10019
serves as the  subadvisor  to the MGI High Yield Fixed Income Fund.  MacKay is a
wholly-owned  subsidiary  of New  York  Life  Investment  Management  LLC and is
registered as an investment adviser under the Advisers Act.

Day-to-day management of the Fund is the responsibility of the MacKay High Yield
Active Core Investment  Team. Four portfolio  managers are jointly and primarily responsible for the day-to-day management of the Fund's assets. Dr. Dan Roberts,
Ph.D., is a Senior Managing  Director of MacKay;  Lou Cohen,  CFA, is a Managing
Director of MacKay;  Michael Kimble,  CFA, is a Managing Director of MacKay; and
Taylor Wagensell is a Managing  Director of MacKay.  Each portfolio  manager has been with MacKay since  October of 2004,  at which time MacKay  acquired  Pareto
Partners'  ("Pareto") high yield investment team. Prior thereto,  each portfolio manager had been an employee of Pareto since 2000.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to MacKay.

Securities Selection

The MacKay High Yield Active Core  Investment  Team  consists of four  portfolio managers,  supported by two dedicated senior credit analysts and two traders who also perform credit and  quantitative  analysis.  The portfolio  management team follows an  investment  process  that  utilizes a bottom-up  security  selection strategy,  augmented by macroeconomic analysis. The initial credit screen, which consists of a multi-factor  progression  of both  quantitative  and  qualitative
characteristics,   is  the  most  important  filter,  and  identifies   security
candidates for further  in-depth  analysis.  Securities  also are subjected to a payoff  analysis,  seeking to identify those bonds within the capital  structure that have the most  attractive  profile  and to  eliminate  bonds with  inferior return  prospects  relative to the risk of loss. The portfolio  management  team also utilizes extensive proprietary fundamental credit analysis to determine the creditworthiness  of each company and  evaluates  each bond on a relative  value basis.

MGI US Short Maturity Fixed Income Fund

Fund Facts

Investment Objective       Safety of principal and a moderate level of income

Investment Category        Fixed Income Fund

Investment Focus           Fixed income securities of U.S. issuers

Benchmark                  Lehman Brothers Government/Credit 1-3 Year
                           Bond(TM)Index

Investment Objective

The  investment  objective of the Fund is to provide  safety of principal  and a moderate level of income.

Principal Investment Strategies of the Fund

In seeking to achieve the Fund's investment objective, the Fund invests in fixed
income  securities  of  U.S.  issuers.   The  Fund  invests  primarily  in  U.S.
dollar-denominated,  investment grade bonds,  including  government  securities, corporate bonds,  and mortgage and asset backed  securities,  among others.  The
Fund's portfolio will typically have a duration of one to three years.  Duration measures the potential volatility of the price of a bond or a portfolio of bonds prior to  maturity.  Duration is the  magnitude of the change in price of a bond relative to a given change in the market interest rate. Generally,  the price of a bond with a shorter  duration  will be less  sensitive  to changes in interest rates than the price of a bond with a longer duration.

Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus borrowings for investment purposes,  if any) in fixed income securities of
U.S. issuers.  If the Fund changes this investment  policy, the Fund will notify shareholders at least 60 days in advance of the change.

The Subadvisor

Aberdeen  Asset  Management,  Inc.  ("AAMI"),  located  at 1735  Market  Street,
Philadelphia,  Pennsylvania 19103, serves as the subadvisor to the Fund. AAMI is a direct, wholly-owned subsidiary of Aberdeen Asset Management PLC ("Aberdeen"),
and  was  incorporated  in  1993.  AAMI  provides   investment   management  and
administrative  services to U.S. and Canadian registered investment companies, a variety of private funds, as well as a diverse range of  institutional  clients.
As of June 30,  2006,  AAMI  managed  approximately  $[__]  billion  in  assets.
Aberdeen is a United Kingdom  corporation that is the parent company of an asset management group managing  approximately $[__] billion of assets, as of June 30,
2006, for pension funds, financial institutions, investment trusts, unit trusts,
U.S. registered investment  companies,  offshore funds,  charities,  and private clients. The individuals  identified below as the Fund's portfolio managers have been managing U.S. tax-exempt assets since 1979.

AAMI  manages the Fund using a team  approach.  The  following  individuals  are jointly and primarily  responsible  for the day-to-day  management of the Fund's portfolio:

     Gary W.  Bartlett,  CFA. Mr.  Bartlett  has served as the Chief  Investment
     Officer of AAMI since 2005; prior thereto,  he was a Managing  Director and the Chief Investment  Officer of Deutsche  Investment  Management  Americas
     ("DIMA"), which he joined in 1992.

     Warren A.  Davis.  Mr.  Davis has been a Senior  Portfolio  Manager of AAMI since 2005;  prior thereto,  he was a Managing  Director of DIMA,  which he joined in 1995.

     Thomas J. Flaherty.  Mr.  Flaherty has been a Senior  Portfolio  Manager of
     AAMI since 2005; prior thereto,  he was a Managing  Director of DIMA, which he joined in 1995.

     J. Christopher  Gagnier. Mr. Gagnier has been a Senior Portfolio Manager of
     AAMI since 2005; prior thereto,  he was a Managing  Director of DIMA, which he joined in 1997.

     William T. Lissenden.  Mr.  Lissenden has been a Portfolio  Manager of AAMI since 2005;  prior thereto,  he was a Director of DIMA,  which he joined in
     2002.  From 2000 to 2002, Mr.  Lissenden was a fixed income  strategist and director of research at Conseco Capital Management.

     Daniel R. Taylor,  CFA. Mr. Taylor has been a Senior  Portfolio  Manager of
     AAMI since 2005; prior thereto,  he was a Managing  Director of DIMA, which he joined in 1998.

     Timothy C. Vile. Mr. Vile has been a Senior Portfolio Manager of AAMI since
     2005; prior thereto, he was a Managing Director of DIMA, which he joined in
     1991.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other  accounts  managed  by each  portfolio  manager,  and  each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to AAMI.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation following the Acquisition, other accounts managed by each portfolio manager,  and each portfolio  manager's ownership of the securities in the Fund, if any.

Securities Selection

AAMI  approaches  fixed  income  management  from a  bottom-up,  relative  value perspective,  seeking to  identify  bonds that are  priced  inefficiently.  AAMI believes that interest rate  forecasts are unreliable and strives to maintain an average  portfolio  duration that is equal to that of the benchmark,  the Lehman
Brothers Government/Credit 1-3 Year Bond Index. An intrinsic value is calculated for each bond, based on analysis by AAMI of the issue's credit worthiness,  cash flow, and liquidity.

The investment process is driven by security selection. AAMI analyzes the market to identify  bonds that are  considered  to be  undervalued.  AAMI  determines a target  price for each bond,  and  purchases  those  bonds  that,  in the firm's judgment,  are  undervalued  when compared  with the market  price.  If a bond's intrinsic  value is lower than the current market yield,  the bond is considered for purchase.  When a bond's market yield  approaches its intrinsic  value,  the bond is considered for sale.

Additional Risks

All investment  securities are subject to inherent market risks and fluctuations in value due to earnings,  economic, and political conditions and other factors.
These risks  could  adversely  affect the net asset value and total  return of a
Fund, the value of a Fund's  investments and your  investment in a Fund.  Please see "Principal  Risks" in the "Summary of the Funds" earlier in this  prospectus for a description of the principal risks of investing in the Funds.

The following are  descriptions  of the secondary risks of some of the Funds, as indicated  below.  Risks with an asterisk are further  described  in  "Principal
Risks":

Convertible
Securities Risk     The domestic equity Funds,  the MGI Non-US Core Equity Fund, and the MGI Core Opportunistic  Fixed Income Fund may invest
                    in   convertible    securities   (preferred   stocks,   debt
                    instruments,  and other  securities  convertible into common stocks) that may offer higher  income than the common stocks into which the  convertible  securities  are  convertible or exchangeable.  While convertible  securities generally offer lower yields than non-convertible debt securities of similar quality,  the prices of  convertible  securities may reflect changes in the values of the  underlying  common stocks into which such debt securities are convertible or  exchangeable.
                    As a general rule,  convertible  securities entail less risk
                    than  an  issuer's   common  stock,   although   convertible
                    securities  usually have less potential for  appreciation in value than common stock.

Derivatives Risk    The Funds may engage in a variety of transactions  involving derivatives,  such as futures,  options,  warrants, and swap contracts.  Derivatives are financial instruments, the value of which  depends  upon,  or is derived  from,  the value of something else, such as one or more underlying  investments, pools of investments,  indexes, or currencies.  A subadvisor
                    may  use  derivatives   both  for  hedging  and  non-hedging
                    purposes,  although  it  is  anticipated  that  the  use  of derivatives  within the Funds will  generally  be limited to maintaining  exposure  to certain  market  segments or asset classes,  or facilitating  certain  portfolio  transactions.
                    Investments in  derivatives  may be applied toward meeting a requirement to invest in a particular  kind of investment if the  derivatives  have economic  characteristics  similar to that investment.

                    Derivatives  involve special risks and may result in losses.
                    The successful use of derivatives  depends on the ability of a subadvisor to manage these sophisticated instruments.  The prices of derivatives may move in unexpected ways due to the use of  leverage  or other  factors,  especially  in unusual market conditions,  and may result in increased  volatility.
                    For further information about the risks of derivatives,  see the SAI.

Emerging Markets
Investments Risk*   The MGI  Non-US  Core  Equity  Fund may  invest in  emerging
                    markets   securities.   The  prices  of   emerging   markets
                    securities  may be more  volatile  than the  prices of other foreign investments, and investments in these securities may present a greater risk of loss.

Foreign Investments
Risk*
                    The  domestic  equity  Funds  may  invest in  securities  of
                    non-U.S.  issuers  and in  Depositary  Receipts  of non-U.S.
                    companies.   Investing  in  foreign  securities,   including
                    Depositary  Receipts,  typically  involves  more  risks than investing in U.S.  securities.  These risks can increase the
                    potential   for  losses  in  the  Funds  and  affect   their
                    respective  share  prices.  Generally,  securities  of  many foreign issuers may be less liquid,  and their prices may be more  volatile,  than  the  securities  of  comparable  U.S.
                    issuers.

High Yield
Securities Risk*    Securities  rated  "BB" or  below by S&P or "Ba" or below by
                    Moody's  are  known  as  "high  yield"  securities  and  are commonly  referred  to as  "junk  bonds".  These  securities involve greater risk of loss due to credit deterioration and are less  liquid,  especially  during  periods  of  economic uncertainty or change,  than higher quality debt securities.
                    Lower-rated  debt  securities  generally  have a higher risk that the issuer of the  security  may  default  and not make required payments of interest or principal.

Mortgage-Backed and
Asset-Backed
Securities Risk     The fixed  income  Funds may invest in  mortgage-backed  and
                    asset-backed  securities.   Mortgage-backed  securities  are
                    securities  representing  interests  in  pools  of  mortgage loans.  These  securities  generally  provide  holders  with payments  consisting  of both  interest and principal as the mortgages  in the  underlying  mortgage  pools are paid off.
                    When  interest  rates  fall,   borrowers  may  refinance  or
                    otherwise repay  principal on their  mortgages  earlier than
                    scheduled.    When   this   happens,    certain   types   of
                    mortgage-backed  securities  will be paid off  more  quickly than  originally  anticipated,  and a Fund may be  forced to reinvest in obligations  with lower yields than the original obligations.

                    Asset-backed   securities   are  securities  for  which  the
                    payments of interest  and/or  principal are backed by loans, leases, and other receivables.  Asset-backed  securities are
                    subject   to  many  of  the   same   types   of   risks   as
                    mortgage-backed   securities.   In   addition,   issuers  of
                    asset-backed  securities may have limited ability to enforce the security interest in the underlying  assets,  and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Securities Lending  The Funds may lend their  portfolio  securities.  Securities will be loaned  pursuant to  agreements  requiring  that the
                    loans  be  continuously   secured  by  collateral  in  cash,
                    short-term debt obligations, government obligations, or bank guarantees  at least  equal to the  values of the  portfolio securities  subject to the loans. The Funds bear the risk of
                    loss  in  connection   with  the   investment  of  any  cash
                    collateral received from the borrowers of their securities.

Small and Medium
Capitalization
Stock Risk*         The MGI US Large Cap Growth Equity Fund and the MGI US Large
                    Cap Value Equity Fund may invest in  securities of small and medium  capitalization  companies.  These  securities may be subject to more abrupt or erratic  movements than securities of larger companies, may have limited marketability, and may be less liquid than securities with larger capitalizations.

Value Stock Risk*   The MGI Non-US Core Equity Fund may invest in value  stocks.
                    A  particular  value  stock may not  increase  in price,  as anticipated by the subadvisor. Also, cyclical stocks tend to increase in value more quickly during economic  upturns than non-cyclical  stocks,  but cyclical stocks also tend to lose value more quickly in economic downturns.

Cash and Short-Term Investments

Although each Fund generally expects to be fully invested in accordance with its investment  strategies as described in this prospectus,  the Funds may also hold cash and short-term  instruments for temporary or defensive purposes,  including in  anticipation  of  redemptions  or prior to  investment of deposits and other proceeds in accordance with the Funds' investment  objectives and policies.  The types of short-term instruments in which the Funds may invest for such temporary purposes include short-term  fixed-income  securities (such as securities issued or  guaranteed  by the U.S.  government  or its agencies or  instrumentalities), money market mutual funds, repurchase agreements,  certificates of deposit, time deposits and bankers'  acceptances of certain qualified financial  institutions, corporate commercial paper, and master demand notes.

When a Fund takes  temporary  defensive  positions by increasing its holdings in cash,  money market  instruments,  or  repurchase  agreements,  the Fund may not participate  in market  advances  or  declines  to the same extent that the Fund would if it remained more fully invested in portfolio  securities.  In addition, the Fund might not achieve its investment objective.

The Funds also may invest in futures  contracts  and pools of futures  contracts that are  intended to provide a Fund with  exposure to certain  markets or asset classes.  From time to time,  the  Funds  also may hold  short-term  instruments denominated in currencies other than the U.S. dollar.

Additional Information

Commodity Pool Operator  Exemption.  The Trust has claimed an exclusion from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act (the "CEA"), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Selective Disclosure of Portfolio Holdings

The Funds have adopted policies and procedures with respect to the disclosure of their  portfolio  securities.  A description of these policies and procedures is available in the SAI.

Who Manages the Funds

Investment Advisor and the Subadvisors

Mercer Global Investments,  Inc. (the "Advisor"), a Delaware corporation located at Investors Way, Norwood, Massachusetts 02062, serves as the investment advisor to the Funds.  The Advisor is an indirect,  wholly-owned  subsidiary  of Marsh &
McLennan Companies, Inc. The Advisor is registered as an investment advisor with the U.S.  Securities  and Exchange  Commission  (the  "SEC").  The Advisor is an
affiliate of Mercer  Investment  Consulting,  Inc.  ("Mercer IC"), an investment
consultant  with  more  than  30  years'  experience   reviewing,   rating,  and
recommending investment managers for institutional clients.

The Advisor has overall  supervisory  responsibility  for the general management and investment of each Fund's securities  portfolio,  and, subject to review and approval  by the Board of  Trustees  of the Trust  (the  "Board"):  (i) sets the
Funds' overall investment  strategies;  (ii) evaluates,  selects, and recommends subadvisors to manage all or part of the Funds' assets;  (iii) when appropriate, allocates and reallocates the Funds' assets among subadvisors; (iv) monitors and evaluates the performance of subadvisors,  including the subadvisors' compliance with the investment objectives, policies, and restrictions of the Funds; and (v)
implements  procedures  to ensure  that the  subadvisors  comply with the Funds'
investment objectives, policies, and restrictions.

When identifying  possible  subadvisors,  the Advisor typically (but not always)
begins  with a universe  of  investment  managers  rated  highly by the  Manager
Research Group of Mercer IC (the "Mercer Research  Group").  The Group evaluates each investment  manager based upon both  quantitative and qualitative  factors, including:  an assessment of the strength of the overall  investment  management organization; the people involved in the investment process; the appropriateness of the investment product and its composites;  and an analysis of the investment
manager's  investment   philosophy  and  process,   risk-adjusted   performance,
consistency of performance,  and the style purity of the product.  The Advisor's portfolio  management  team  reviews  each  manager  that is highly rated by the
Mercer Research Group, and creates a short list for further analysis. Short-list candidates are  scrutinized to evaluate  performance  and risk  characteristics, performance in up and down markets,  investment styles,  and  characteristics of the securities held in the portfolio.  The Advisor's  portfolio  management team then conducts off-site and on-site due diligence visits to meet the subadvisors'
portfolio management teams. The list of candidates is further narrowed, and each potential  subadvisor,  in combination  with the existing  subadvisor(s)  of the portfolio,  is analyzed using proprietary tools. The most compatible  subadvisor candidates are then put through an on-site  compliance  review  conducted by the
Advisor's  compliance  staff.  Results are shared with the  Advisor's  portfolio management team, after which the final selection of the subadvisor is made.

The Advisor also  considers the Mercer  Research  Group's  ratings of investment managers  when  contemplating  the  termination  of a  subadvisor.  Although the recommendations of the Mercer Research Group are given substantial weight in the decision-making  process,  the Advisor's portfolio  management team performs its own analysis of potential and existing subadvisors and is ultimately responsible for selecting or  terminating a  subadvisor.  Therefore,  there is a possibility that the Advisor's  decision with respect to a particular  subadvisor may differ from recommendations made by the Mercer Research Group.

The Advisor manages the Funds based on the philosophy and belief that portfolios
that  are  advised  by  appropriately   constructed   combinations  of  quality,
asset-class  specialist investment managers can generally be expected to provide consistent,  above-average  performance over time. Ravi  Venkataraman,  CFA, and
Christopher  Ray,  CFA, are  responsible  for  establishing  the Funds'  overall investment strategies and evaluating and monitoring the subadvisors managing the
Funds. Mr.  Venkataraman,  the Chief Investment Officer of the Advisor, has over sixteen years of consulting and  investment  advisory  experience.  Prior to his current role, Mr. Venkataraman led the investment consulting practice for Mercer
IC in the northeast region of the United States and assisted some of Mercer IC's largest institutional clients in building multi-manager portfolios. As the Chief
Investment  Officer  of  the  Advisor,  Mr.  Venkataraman  leads  the  portfolio management  team  and  chairs  the  Investment  Committee,  which  develops  the philosophy  and  establishes  investment  policies for the business.  Mr. Ray, a
Senior Portfolio  Manager of the Advisor,  has over nineteen years of investment management  experience.  He has  previously  served as a senior vice  president, consultant  relations  manager,  and  fixed  income  portfolio  manager  with  a diversified mutual fund company.

The Funds pay the Advisor  fees for  managing  the Funds'  investments  that are calculated as a percentage of the Funds' assets under management.  The following represents the total advisory fees payable by the Funds:

                                                  Investment Advisory Fee*
                                              Assets up to       Assets in excess of
Funds                                         $750 million           $750 million

MGI US Large Cap Growth Equity Fund               0.55%                 0.53%
MGI US Large Cap Value Equity Fund                0.53%                 0.51%
MGI US Small/Mid Cap Growth Equity Fund           0.90%                 0.90%
MGI US Small/Mid Cap Value Equity Fund            0.90%                 0.90%
MGI Non-US Core Equity Fund                       0.75%                 0.73%
MGI Core Opportunistic Fixed Income Fund          0.35%                 0.33%
MGI High Yield Fixed Income Fund                  [__]                   [__]
MGI US Short Maturity Fixed Income Fund           0.25%                 0.23%

*    Consists of the total advisory fee payable by the Funds to the Advisor. The
     Advisor is responsible for paying the subadvisory fees.

The Trust,  with  respect to each Fund,  and the  Advisor  have  entered  into a written contractual fee waiver and expense reimbursement agreement (the "expense reimbursement  agreement")  pursuant  to which the Advisor has agreed to waive a portion of its fees and/or to reimburse  expenses to the extent that each Fund's expenses  otherwise  would  exceed the "Net  Expenses"  rates for the Class Y-1,
Class Y-2, and Class Y-3 shares,  as  applicable,  of the Fund,  as shown in the
Annual Fund Operating  Expenses table contained in the "Summary of the Funds" in this prospectus. Pursuant to the expense reimbursement agreement, the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor  reimburses  for a period of three years  following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by each Fund will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. The expense  reimbursement  agreement will remain in effect  through March 31, 2007, and will continue in effect from year to year thereafter unless terminated by the Trust or the Advisor.

The  Advisor  has  entered  into   subadvisory   agreements  (the   "Subadvisory
Agreements")  with  the  subadvisors  pursuant  to  which  the  subadvisors  are compensated out of the investment  advisory fees that the Advisor  receives from the Funds. The current  subadvisors to the Funds are identified under "Principal
Investment Strategies and Risks" of this prospectus.

A  discussion  regarding  the basis for the Board's  approval of the  investment advisory agreement with the Advisor and each Subadvisory  Agreement is available in the Funds'  semi-annual report to shareholders for the period ended September
30, 2005.

The Trust and the Advisor  have  obtained  an  exemptive  order (the  "Exemptive
Order") from the SEC that permits the Trust and the Advisor,  subject to certain conditions and approval by the Board, to hire and retain  subadvisors and modify subadvisory  arrangements  without  shareholder  approval.  Under the  Exemptive
Order,  the  Advisor  may act as a manager  of  managers  for all or some of the
Funds, and the Advisor supervises the provision of portfolio management services to those Funds by the subadvisors.  The Exemptive Order allows the Advisor:  (i)
to continue the  employment  of an existing  subadvisor  after events that would otherwise  cause an automatic  termination  of a subadvisory  agreement with the subadvisor;  and (ii) to reallocate  assets among  existing or new  subadvisors.
Within 90 days of retaining new  subadvisors,  the affected  Fund(s) will notify shareholders of the changes. The Advisor has ultimate responsibility (subject to oversight by the Board) to oversee the  subadvisors  and recommend their hiring, termination,  and replacement.  The Exemptive Order also relieves the Funds from disclosing  certain fees paid to  non-affiliated  subadvisors in documents filed with the SEC and provided to shareholders.

The SEC has proposed a rule (the "Manager of Managers  Rule") under the 1940 Act that would permit investment companies, such as the Trust, to utilize manager of managers  structures  without exemptive relief. The proposed Manager of Managers
Rule contains  provisions  that are similar to the  conditions  contained in the
Exemptive  Order.  If the  Manager of Managers  Rule is adopted by the SEC,  the
Trust will operate in accordance with the Rule, rather than the Exemptive Order.

Administrative Services

Investors Bank & Trust Company (the  "Administrator"),  located at 200 Clarendon
Street, Boston, Massachusetts,  is the administrator of the Funds. The Funds pay the  Administrator  at the following annual contract rates of the Funds' average daily net assets for external  administrative  services:  Fund assets up to $300 million,  0.055 of 1%, and Fund assets in excess of $300  million,  0.050 of 1%.
These  external  administrative  services  include  fund  accounting,  daily and ongoing maintenance of certain Fund records, calculation of the Funds' net asset values (the "NAVs"), and preparation of shareholder reports.

The Advisor provides certain internal  administrative  services to the Class Y-1 and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.10%
and 0.05% of the average  daily net assets of the Class Y-1 and Class Y-2 shares of the Funds,  respectively.  These  internal  administrative  services  include attending  to  shareholder  correspondence,  requests and  inquiries,  and other
communications  with  shareholders;   assisting  with  exchanges  and  with  the
processing of purchases and redemptions of shares;  preparing and  disseminating information and documents for use by beneficial shareholders; and monitoring and overseeing  non-advisory  relationships  with entities providing services to the
Class Y-1 and Class Y-2 shares, including the transfer agent. From time to time, payments may be made to  affiliates  of the Advisor by the Funds or the Advisor, out of the Advisor's own resources, for services provided by those affiliates.

Pricing of Fund Shares

The price of each Fund's  shares is based on its NAV.  The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its  outstanding  shares.  Shares  are only  valued as of the close of regular  trading on the New York Stock  Exchange (the  "Exchange")  each day the
Exchange is open. The Exchange  normally is not open, and the Funds do not price their shares, on most national holidays and on Good Friday.

Each Fund  values  its  investments  for which  market  quotations  are  readily available at market value.  Each Fund values  short-term  investments  that will mature within 60 days at amortized cost, which  approximates  market value. Each
Fund values all other investments and assets at their fair value.

The Funds translate prices for their  investments  quoted in foreign  currencies into U.S. dollars at current  exchange rates. As a result,  changes in the value of those  currencies  in  relation  to the U.S.  dollar may affect a Fund's NAV.
Because foreign  markets may be open at different  times than the Exchange,  the value of a Fund's  shares may change on days when  shareholders  are not able to buy or sell them. If events materially  affecting the values of a Fund's foreign investments  (in the opinion of the Advisor and the  subadvisors)  occur between the close of foreign  markets and the close of regular  trading on the Exchange, or if  reported  prices are  believed by the  Advisor or the  subadvisors  to be unreliable, these investments will be valued at their fair value. In the future, the  Funds  may rely on  third-party  pricing  vendors  to  monitor  for  events materially  affecting the values of the Funds'  foreign  investments  during the period between the close of foreign  markets and the close of regular trading on the Exchange.  If events occur that  materially  affect the values of the Funds'
foreign investments, the third-party pricing vendors will provide revised values to the Funds.

If market  quotations  are not  readily  available  for a Fund's  investment  in
domestic  securities,   such  as  restricted  securities,   private  placements,
securities for which trading has been halted (as a result of a significant event such as a merger, bankruptcy, or other significant issuer-specific development), or other illiquid  securities,  these  investments  will be valued at their fair value.  While  fair  value  pricing  may be more  commonly  used with the Funds'
foreign  investments,  fair  value  pricing  also  may  be  used  with  domestic securities, where appropriate.

The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using  closing  market  prices.
Also, due to the subjective  nature of fair value pricing,  a Fund's value for a particular security may be different from the last quoted market price.

Purchasing and Selling Fund Shares

Selecting an Appropriate Share Class

This  prospectus  offers  you a choice of three  classes of shares of the Funds:
Class Y-1, Class Y-2, and Class Y-3 shares. (In this prospectus,  the Class Y-1,
Class  Y-2,  and Class Y-3  shares  are  together  referred  to as the  "Class Y
Shares.")  This allows you to choose  among  different  levels of  services  and ongoing operating expenses, as illustrated in the "Fees and Expenses" section of this prospectus.

Class Y Shares  generally are available  only to clients of the Advisor,  and to institutional  investors  (including  certain  retirement  plans,  which include defined  benefit  and  defined  contribution  plans)  that meet the  eligibility requirements  presented  below. The class of shares that is best for you depends on a  number  of  factors,  such  as  whether  you  are  a  retirement  plan  or non-retirement plan investor,  the amount you intend to invest, and the level of services that you desire. Please consult the Advisor, your plan administrator or recordkeeper,  or your  financial  advisor,  as to  which  share  class  is most appropriate for you. Here is a summary of the differences among the Funds' Class
Y-1, Class Y-2, and Class Y-3 shares:

Class Y-1 Shares

     o    Initial Sales Charge: None

     o    Contingent Deferred Sales Charge: None

     o    12b-1 Fee: 0.25%

     o    Dividends: Higher annual expenses, and lower dividends, than Class Y-2 shares  and  Class  Y-3  shares  because  of the  12b-1  and  internal administrative fees paid by Class Y-1 shares to the Advisor.

     o    Minimum Purchase or Eligibility Requirements:  Must have invested over
          $50  million  in the Funds (in the case of defined  contribution  plan investors)  or at least $10  million (in the case of  investors  other than defined contribution plans) in the Funds.

     o    Shareholder  Services:  Full  shareholder  servicing  is  performed by
          Mercer and/or its affiliates, including communication with third-party
          administrators,   and  the   Class   Y-1   shares   pay  an   internal
          administrative fee for these services.

Class Y-2 Shares

     o    Initial Sales Charge: None

     o    Contingent Deferred Sales Charge: None

     o    12b-1 Fee: None

     o    Dividends: Lower annual expenses, and higher dividends, than Class Y-1 shares;  higher annual expenses,  and lower dividends,  than Class Y-3 shares, because of the internal  administrative fees paid by Class Y-2 shares to the Advisor.

     o    Minimum  Purchase or Eligibility  Requirements:  Must have invested at least  $100  million  in the  Funds  or  entered  into  an  Investment
          Management  Agreement  with the Advisor or its  affiliates.  Class Y-2 shares are not available to certain defined contribution plans. Please consult the Advisor.

     o    Shareholder   Services:   Certain  limited  shareholder  servicing  is
          performed by the Advisor or its  affiliates,  and the Class Y-2 shares pay an internal administrative fee for these services.

Class Y-3 Shares

     o    Initial Sales Charge: None

     o    Contingent Deferred Sales Charge: None

     o    12b-1 Fee: None

     o    Dividends: Lower annual expenses, and higher dividends, than Class Y-1 shares and Class Y-2 shares.

     o    Minimum Purchase or Eligibility  Requirements:  Must both have entered into an  Investment  Management  Agreement  with  the  Advisor  or its affiliates,  and have invested at least $350 million in the Funds. The
          MGI Collective Trust and discretionary  investment  management clients of the Advisor or its  affiliates  as of June 30, 2005 also may invest in Class Y-3 shares. Please consult the Advisor.

     o    Shareholder  Services:  No  shareholder  servicing is performed by the
          Advisor or its  affiliates  at the Class level,  as it is  anticipated that  shareholder  servicing  will be performed  at the client  level.
          Shareholder servicing arrangements for holders of Class Y-3 shares are customized  to each  specific  client  and are not  paid  for from the assets of the Funds.

Distribution and Service (12b-1) Plan

The Funds have adopted a plan of distribution  and service,  or "12b-1 plan," to finance the provision of certain marketing services and shareholder  services to owners of Class Y-1 shares of the  Funds.  The plan  provides  for  payments  at annual  rates  (based on average net assets) of up to 0.25% of each Fund's Class
Y-1 shares. Because these fees are paid out of the Funds' assets or income on an ongoing  basis,  over time these fees will increase the cost of your  investment
(reducing the return of your investment) and may cost you more than paying other types of sales charges. For investors in defined contribution plans administered by Mercer HR Services LLC ("Mercer Services"),  an affiliate of the Advisor that provides  administrative services to retirement plans, these fees may be paid to
Mercer  Services.  Also,  these  fees may be paid to the  Advisor,  or to Mercer
Securities,  a division of MMC Securities Corp., an affiliate of the Advisor, in connection with their providing  marketing  services for the Class Y-1 shares of the Funds.

Purchasing Class Y Shares

The Funds sell their  Class Y Shares at the  offering  price,  which is the NAV.
Class Y Shares may not be  available  through  certain  financial  advisors  and retirement plan administrators and recordkeepers.

A Fund may accept orders to purchase Fund shares in-kind with securities, rather than with  cash,  when  consistent  with the  Fund's  investment  objective  and policies.  Acceptance of such  purchases  will be at the  Advisor's  discretion.
Contact the Advisor for further information.

Purchasing Class Y-1 and Class Y-2 Shares

Class Y-1 and Class Y-2 shares may be purchased  through your financial  advisor or directly through PFPC Inc., the Funds' transfer agent (the "transfer agent"), located  at PO Box  9811,  Providence,  Rhode  Island  02940-8011.  If you are a
defined  contribution  retirement  plan,  Class Y-1 shares also may be purchased through your  retirement  plan  administrator  or  recordkeeper.  Your financial advisor,  the Funds'  transfer agent or your retirement  plan  administrator  or recordkeeper,  as  applicable,  generally  must receive your completed buy order before the close of regular trading on the Exchange for your shares to be bought at that  day's  offering  price.  Your  financial  advisor  or  retirement  plan administrator or recordkeeper, as applicable, will be responsible for furnishing all necessary  documents to the Funds'  transfer  agent,  and may charge you for these services.  If you wish to purchase shares directly from the Funds, you may complete  an order form and write a check for the amount of Class Y Shares  that you wish to buy,  payable to the Trust.  Return the completed  form and check to the Funds' transfer agent.

Purchasing Class Y-3 Shares

Eligible institutional clients of the Advisor or its affiliates that wish to buy
Class Y-3 shares should contact the Advisor.

The Funds may  periodically  close to new  purchases  of  shares.  The Funds may refuse any order to buy shares if the Funds and the Advisor determine that doing so would be in the best interests of the Funds and their shareholders.

Customer Identification

Mutual  funds must  obtain  and verify  information  that  identifies  investors opening new accounts.  If a Fund is unable to collect the required  information, the Fund or its agents may not be able to open a Fund  account.  Investors  must provide their full name, residential or business address, social security or tax identification  number,  and date of birth (as  applicable).  Entities,  such as trusts,  estates,  corporations,  and  partnerships,  must  also  provide  other identifying  information.  The  Funds  or their  agents  may  share  identifying information with third parties for the purpose of verification. If a Fund or its agents cannot verify identifying  information after opening an account, the Fund reserves the right to close the account.

Selling Class Y Shares

You can sell your Class Y Shares  back to the Funds on any day the  Exchange  is open,  through  the  Advisor,  your plan  administrator  or  recordkeeper,  your financial advisor, or directly to the Funds, depending upon through whom and how you own your Class Y Shares.  Payment for redemption may be delayed until a Fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

If you are an institutional  client of the Advisor (or its affiliates) that owns
Class Y Shares,  contact the Advisor or the Funds'  transfer  agent to sell your
Class Y Shares.  The Funds'  transfer  agent must receive your request in proper form before the close of regular trading on the Exchange for you to receive that day's NAV.  The Advisor may  establish  an earlier time by which it must receive instructions  from its  clients in order for its  clients to receive  that day's
NAV.

If you are not an  institutional  client of the Advisor,  contact your financial advisor or the Funds' transfer agent directly, as applicable, to sell your Class
Y Shares.  Your financial advisor or the Funds' transfer agent must receive your request in proper form before the close of regular  trading on the  Exchange for you to receive that day's NAV.

If you are a participant in a defined contribution retirement plan, contact your plan  administrator  or  recordkeeper  to sell your  Class Y  Shares.  Your plan administrator  or  recordkeeper  must receive your request in proper form before the close of regular  trading on the Exchange for you to receive that day's NAV.
Your plan  administrator or recordkeeper  will be responsible for forwarding the request to the Funds'  transfer  agent on a timely  basis and may charge you for his or her services.

Payments by the Funds

Each Fund  generally  sends you payment for your Class Y Shares the business day after your  request is  received.  Under  unusual  circumstances,  the Funds may suspend redemptions,  or postpone payment for more than seven days, as permitted by federal securities law.

Redemptions by the Funds

Each Fund  reserves the right to pay  redemptions  "in-kind"  (i.e.,  payment in securities  rather  than  cash) if the value of the Class Y shares  that you are redeeming  is large enough to affect a Fund's  operations  (for  example,  if it represents  more than $250,000 or 1% of a Fund's  assets).  In these cases,  you might incur brokerage costs converting the securities to cash.

The Funds also  reserve  the right to close any  account of an  investor  if the value of the  investor's  shares in the Funds  falls  below the  Funds'  minimum investment  requirements,  or if you are deemed to engage in activities that are illegal (such as late trading) or otherwise  believed to be  detrimental  to the
Funds (such as market timing) to the fullest extent  permitted by law. The 2.00%
short-term  trading fee will apply to  redemptions of shares that have been held less than 30 days, including redemptions described in this section.

Exchanging Class Y Shares

If you want to switch your  investment  from one Fund to another  Fund,  you can exchange  your Class Y-1,  Class Y-2, or Class Y-3 shares,  as  applicable,  for shares of the same class of another Fund at NAV.

If you hold your  Class Y-1 or Class Y-2  shares  through a  financial  advisor, contact the  financial  advisor  regarding  the details of how to exchange  your shares.  If you hold your Class Y-1 or Class Y-2 shares directly with the Funds, contact  the  Funds'  transfer  agent,  and  complete  and  return  an  Exchange
Authorization  Form,  which is available  from the transfer  agent.  A telephone exchange  privilege  is  currently  available  for  exchanges  of  amounts up to
$500,000 in Class Y-1 or Class Y-2  shares.  If you hold your Class Y-1 or Class
Y-2  shares  through a  retirement  plan,  contact  your plan  administrator  or recordkeeper  regarding the details of how to make an exchange. If you own Class
Y-3 shares,  contact the Advisor  regarding  the details of how to exchange your shares.  Ask the Advisor,  your financial  advisor,  your plan  administrator or recordkeeper, or the Funds' transfer agent for a prospectus of the Funds.

Some Funds may not be available in all states.

The exchange privilege is not intended as a vehicle for short-term  trading.  As described  above,  excessive  exchange  activity may  interfere  with  portfolio management  and have an adverse  effect on all  shareholders.  In order to limit excessive  exchange  activity and otherwise to promote the best interests of the
Funds,  each Fund will  impose a  short-term  trading  fee of 2.00% of the total exchange amount  (calculated at market value) on exchanges of shares held for 30 days or less. Administrators, trustees, or sponsors of retirement plans also may impose short-term trading fees.

The Funds also reserve the right to revise or terminate the exchange  privilege, limit the amount or number of exchanges,  or reject any exchange.  The Fund into which you would like to exchange  also may reject your  exchange.  These actions may apply to all shareholders or only to those  shareholders whose exchanges the
Funds or the Advisor determines are likely to have a negative effect on the Fund or the other Funds.  Consult the Funds, the Advisor,  or your plan administrator or recordkeeper before requesting an exchange.

Frequent Trading of Fund Shares

The  Funds,  the  Advisor,  and  MGI  Funds  Distributors,   Inc.,  the  Trust's
distributor (the "Distributor"),  reserve the right to reject any purchase order for any  shares  of any class of the  Funds  for any  reason.  The Funds are not designed to serve as vehicles  for  frequent  trading in response to  short-term fluctuations in the securities markets. Accordingly,  purchases, including those that  are part of  exchange  activity,  that  the  Funds,  the  Advisor,  or the
Distributor  has determined  could involve actual or potential harm to the Funds may be  rejected.  Frequent  trading  of  Fund  shares  may  lead  to  increased transaction  costs  to the  Funds,  less  efficient  management  of  the  Funds'
portfolios (by disrupting portfolio investment strategies), and taxable gains to the  remaining  shareholders,  resulting  in dilution of the value of the shares held by long-term shareholders. The MGI Non-U.S. Core Equity Fund may be subject to the risk of one form of frequent  trading called time-zone  arbitrage,  where shareholders of the Fund seek to take advantage of time-zone differences between the close of foreign markets in which the Fund's securities trade, and the close of U.S. markets. Arbitrage opportunities may also occur in Funds that hold small capitalization securities (such as the MGI U.S. Small/Mid Cap Growth Equity Fund and MGI U.S.  Small/Mid  Cap  Value  Equity  Fund) or in Funds  that  invest  in thinly-traded  securities (such as high yield  securities,  which may be held by the MGI Core Opportunistic Fixed Income Fund and the MGI High Yield Fixed Income
Fund).

Because the Funds are designed for long-term shareholders, the Board has adopted the following  policies and  procedures  that are designed to restrict  frequent purchases  and  redemptions  of the  Funds'  shares.  Each  Fund  will  impose a short-term  trading fee of 2.00% of the total redemption  amount  (calculated at market value) if you sell or exchange your shares after holding them for 30 days or less.  The  short-term  trading  fee is paid  directly  to the  Funds  and is designed  to offset  brokerage  commissions,  market  impact,  and  other  costs associated with short-term trading. The short-term trading fee will not apply in the following  circumstances:  redemptions  to pay  distributions  or loans from certain defined contribution plans; redemptions for loan repayment;  redemptions from certain omnibus accounts;  redemptions in the event of shareholder death or post-purchase  disability;  redemptions made as part of a systematic  withdrawal plan;  transactions in defined  contribution  plans for which Mercer Services is not the administrator; redemptions by the MGI Collective Trust; and transactions for a discretionary  investment management client of the Advisor when the client has provided the Advisor with  advance  notice of a planned  redemption  and the
Advisor  retains  discretion  to effect the  redemption on behalf of the client.
Furthermore,  exchanges by plan participants in defined  contribution  plans for which Mercer  Services is the  administrator  will be subject to the  short-term trading fee only with respect to shares that were purchased by exchange  (rather than by  contribution).  For  purposes of  determining  whether  the  short-term trading fee  applies,  the shares  that were held the  longest  will be redeemed first. Administrators, trustees, or sponsors of retirement plans also may impose short-term trading fees. Please see the SAI for details.

In addition to the  short-term  trading fee, the Board has adopted the following additional  policies and procedures.  Any shareholder  that is confirmed to have initiated four or more round trips (via exchanges or redemptions),  all equal to or  greater  than  $10,000  in value  within a 180-day  period,  will  receive a warning.  If  subsequent  activity of two or more round trips occurs  within 180 days, the shareholder's  exchange privilege will be revoked, and the shareholder will not be permitted to purchase additional shares of the Funds. These policies do  not  apply  to the  MGI  Collective  Trust  or to  discretionary  investment management clients of the Advisor where the Advisor has discretion to effect the trade.

There is no assurance that these  policies and  procedures  will be effective in limiting  frequent  trading in all accounts.  For example,  the Funds may not be able to effectively monitor, detect, or limit short-term or excessive trading by underlying  shareholders  that occurs  through  omnibus  accounts  maintained by broker-dealers or other financial intermediaries.

As discussed in "Redemptions by the Funds" earlier in this prospectus, the Funds reserve the right to refuse future purchases or exchanges of shares of the Funds if you are deemed to be engaging in illegal activities (such as late trading) or otherwise detrimental to the Funds (such as market timing).

Fund Distributions and Taxes

Dividends and Distributions

Income  dividends  are  normally  declared  and paid once each year in December.
Capital gains, if any, are distributed annually. The amount of any distributions will  vary,  and  there  is no  guarantee  that a Fund  will pay  either  income dividends or capital gain distributions.

Classes with higher expenses are expected to have lower income dividends. If you are an  institutional  shareholder  of the  Class Y Shares  of a Fund,  you will receive income  dividends and capital gains  distributions in additional Class Y
Shares of the Fund, unless you notify the Advisor,  your financial  advisor,  or the Funds'  transfer  agent in writing  that you elect to receive  them in cash.
Distribution  options may be changed by shareholders at any time by requesting a change in writing.

All  dividends  and  capital  gain   distributions   paid  to  retirement   plan
shareholders will be automatically  reinvested.  Dividends and distributions are reinvested  on the  reinvestment  date at the net asset value  determined at the close of business on that date.

If you are a taxable  investor  and  invest in Class Y Shares of a Fund  shortly before the Fund makes a  distribution,  you may receive some of your  investment back in the form of a taxable distribution.

Taxes

Dividends and capital gains distributed by the Funds to tax-deferred  retirement plan accounts are not taxable currently.

In general,  if you are a taxable investor,  distributions by a Fund are taxable to you as either  ordinary  income or capital  gains.  This is true  whether you reinvest your  distributions  in additional Fund shares or receive them in cash.
Every  January,  you will  receive a  statement  that  shows  the tax  status of distributions  you  received for the previous  year.  Distributions  declared in
December but paid in January are taxable as if they were paid in December.

For  federal  income  tax  purposes,  if  you  are  a  taxable  investor,   Fund
distributions of short-term capital gains are taxable to you as ordinary income.
Fund  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends  designated by the Funds may be qualified dividend income eligible for taxation by individual  shareholders at long-term capital gains rates,  provided certain holding period requirements are met.

By law,  a Fund  must  withhold  a portion  of your  taxable  distributions  and redemption proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,

     o    certify that this number is correct,

     o    certify that you are not subject to backup withholding, and

     o    certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When  withholding is required, the amount will be 28% of any distributions or proceeds paid.

When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes,  an exchange of your Class Y Shares of one Fund for Class Y Shares of a  different  Fund is the  same  as a sale.  Generally,  exchanges  within  a tax-deferred  retirement  plan account will not result in a capital gain or loss for federal or state income tax purposes.  Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

If you are a taxable  investor,  Fund  distributions  and gains from the sale of your Fund shares  generally  are subject to state and local  taxes.  Any foreign taxes  that a Fund pays on its  investments  may be passed  through  to you as a foreign tax credit.  Non-U.S.  investors may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.  You should consult your tax advisor about the federal,  state, local, or foreign tax consequences of your investment in the Funds.

Financial Highlights

             [FINANCIAL HIGHLIGHTS TO BE INCLUDED IN 485(b) FILING]

                                    APPENDIX

                      SUPPLEMENTAL PERFORMANCE INFORMATION

                      Prior Performance of the Subadvisors

Because  the  employees  of certain  subadvisors  who will manage the Funds have advised other accounts in a substantially similar manner to the way in which the
Funds will be managed,  the following  supplemental  performance  information is being provided to assist prospective  investors in making an informed investment decision.  Certain  subadvisors  have managed private  investment  companies and certain  advisory  accounts  that  have  investment  objectives,  policies,  and strategies that are substantially similar, but not necessarily identical, to the investment objectives, policies, and strategies of the Funds.

For each  subadvisor,  we have presented prior  performance  information for all investment companies and advisory accounts with substantially similar investment objectives,  policies,  and strategies to the Funds  (together,  the "Subadvisor
Composites")  that  each  subadvisor  subadvises.   The  Advisor  requires  each
subadvisor  to  include  in its  Subadvisor  Composite  the  performance  of all
substantially   similar  advisory  accounts  and  investment  companies  of  the subadvisor to help ensure that the subadvisor is showing the  performance of all such  advisory  accounts  and  investment  companies,  and not  solely  the best performing advisory accounts and investment companies.  The Advisor has required that the  subadvisors  make certain  representations  concerning the appropriate presentation and calculation of the Subadvisor Composites' performance.

THE  SUBADVISOR  COMPOSITES'  PERFORMANCE IS NO GUARANTEE OF RESULTS IN MANAGING
THE FUNDS. THE SUBADVISOR COMPOSITES' PERFORMANCE FIGURES ARE NOT THE HISTORICAL
PERFORMANCE OF THE FUNDS,  ARE SEPARATE AND DISTINCT FROM THE FUNDS,  AND SHOULD
NOT  BE  CONSIDERED  AS  A  SUBSTITUTE  FOR  THE  FUNDS'  OWN  PERFORMANCE.  The
performance  of  the  Subadvisor   Composites  may  not  be  comparable  to  the
performance of the Funds because of the following:

     o    brokerage commissions and dealer spreads,

     o    expenses (including management fees),

     o    the size of the investment in a particular security in relation to the overall portfolio size,

     o    the  timing of  purchases  and sales  (including  the effect of market conditions at that time),

     o    the timing of cash flows into the portfolio, and

     o    the availability of cash for new investments.

                                      A-1

The  performance of the Subadvisor  Composites also may not be comparable to the performance  of the Funds because the Subadvisor  Composites,  unlike the Funds, are not registered  under the 1940 Act, and,  consequently,  may not be required to:

     o    redeem shares upon request,

     o    meet certain diversification requirements, or

     o    comply  with the tax  restrictions  and  investment  limitations  that govern mutual funds.

The prior  performance of the Subadvisor  Composites has been  calculated net of fees  and  trading  expenses.  The  total  operating  fees and  expenses  of the
Subadvisor  Composites  may be lower than the total  operating  expenses  of the
Funds,  in which case the Subadvisor  Composites'  performance  shown would have been lower had the total  operating  expenses  of the Funds been used to compute the Subadvisor Composites' performance.

The table on the following  page shows the average  annual total returns of each
Subadvisor  Composite  for the periods  ended June 30, 2006.  Also  included for comparison are performance figures for each Fund's benchmark.

WHEN  CONSIDERING  THE  SUBADVISOR  COMPOSITES,  INVESTORS  SHOULD NOTE  UNUSUAL
SHORT-TERM  PERFORMANCE  CANNOT BE SUSTAINED  INDEFINITELY,  AND  INVESTORS  ARE
ADVISED TO REVIEW SHORT-,  INTERMEDIATE-,  AND LONG-TERM RETURNS WHEN EVALUATING
PERFORMANCE.  PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. IN ADDITION, THE
PERFORMANCE INFORMATION PRESENTED FOR THE SUBADVISOR COMPOSITES IS CURRENT AS OF
THE DATE  SHOWN,  BUT MAY NOT BE  CURRENT AS OF THE DATE YOU ARE  REVIEWING  THE
APPENDIX.  CONSEQUENTLY,  THE PERFORMANCE OF THE SUBADVISOR  COMPOSITES MAY VARY
FROM THAT SHOWN.

THE  PERFORMANCE  OF  EACH  SUBADVISOR  COMPOSITE  SHOWN  WAS  PREPARED  BY  THE
SUBADVISOR AND NOT BY THE ADVISOR.  THE ADVISOR  BELIEVES THAT SUCH  THIRD-PARTY
INFORMATION  IS RELIABLE,  BUT DOES NOT GUARANTEE ITS ACCURACY,  TIMELINESS,  OR
COMPLETENESS.

                                      A-2

[SUBADVISORS' COMPOSITE PERFORMANCE INFORMATION TO BE UPDATED IN 485(b) FILING]

Sands Capital

The Sands Large Cap Growth  Composite  contains  fully  discretionary  accounts.
Effective  April 1, 1997,  the minimum  account  size for this  Composite  is $3 million.  The minimum  account size was $1 million from February 7, 1992 through
March  31,  1997.  Results  are  based on  fully  discretionary  accounts  under management,  including  those  accounts no longer with the firm.  Non-fee paying accounts are not included in the  Composite.  Time-weighted  rates of return are adjusted for  significant  cash flows with geometric  linking of all periods and sub-periods.  The U.S.  dollar  is the  currency  used to  express  performance.
Leverage  is not used in the  Composite.  Sands  Capital's  standard  annual fee schedule is 0.75% on the first $50 million of assets under management, and 0.50%
on assets under management greater than $50 million.

INTECH

The INTECH  Large Cap Growth  Composite  includes all fully  discretionary,  fee paying,  separately  managed accounts  invested in this strategy.  This strategy pursues a  risk-controlled  approach to manage a  well-diversified  portfolio of large  capitalization  securities.  The Composite was created in July 1993. From
July 1993 through June 2000, the Composite  contained one non-fee paying account managed  for the then  parent  company of  INTECH.  Account  returns  are net of transaction costs and gross of  non-reclaimable  withholding  taxes, if any, and reflect the  reinvestment  of dividends and other  earnings.  Monthly  Composite returns  are  calculated  by  weighting  each  account's  monthly  return by its relative beginning market value. All returns are expressed in U.S. dollars.

Lord Abbett

The Lord Abbett Large Cap Value  Composite  is  comprised of all fully  invested equity portfolios managed on behalf of tax-exempt  investors investing primarily in large capitalization securities that Lord Abbett deems to be undervalued on a relative basis.  Effective  January 1, 2000, only accounts with an initial value of $10 million or more are  included  in the  Composite.  Other than  registered investment  companies  sponsored by Lord Abbett,  accounts  opened/funded  on or before the 15th day of the month are included in the Composite  effective on the first day of the second following month, and accounts  opened/funded  after that day are  included  effective  on the  first day of the  third  following  month.
Registered  investment  companies  sponsored  by Lord Abbett are included in the
Composite  in the first full month of  management.  Closed  accounts are removed from the  Composite  after the last full  month in which  they were  managed  in
accordance  with  the  applicable  objectives,   guidelines,  and  restrictions.
Performance  results are expressed in U.S.  dollars and reflect  reinvestment of any dividends and distributions. The Composite was created in 1999. Leverage has not been used in the portfolios included within the Composite.

Pzena Large Cap Value (Separate Account Composite)

This  Composite was created on October 1, 2000.  The Composite is size weighted, includes  cash and cash  equivalents,  includes all  fee-paying,  discretionary, non-wrap fee,  Large Cap Value  accounts  which are not mutual funds,  and is in
U.S.  dollars.  No  leverage  was  employed in the  accounts  in the  Composite.
Accounts  enter the  Composite  at the  beginning  of the first full month under management.  Closed  accounts are included for each full month prior to closing.
No accounts with any  significant  client-imposed  investment  restrictions  are included.

The returns  presented are  calculated in accordance  with the AIMR  Performance
Presentation Standards (AIMR-PPS),  the U.S. and Canadian version of GIPS(R), on a time  weighted,  total return basis (i.e.,  include all  dividends,  interest, accrued income,  realized and unrealized gains or losses and are after brokerage transaction charges), and are linked monthly, except that they are presented net of fees rather than gross of fees. The gross returns for this Composite are AIMR
Level I and Level II  verified  and are  available  upon  request.  Annual  fees charged to Pzena large cap value accounts  which are not mutual funds  generally range from 0.25% to 1.5% of managed assets  depending on account size, type, and opening  date.  Fees are recorded  monthly or  quarterly  (in the first month or quarter  that the account is under  management)  depending  upon the fee payment schedule  applicable  to the account.

                                      A-3

Fees for partial periods, such as those created when significant additional cash is added to an account,  are recorded in the month of  occurrence.  AIMR has not been involved with the preparation or review of this information.

Pzena Large Cap Value (Mutual Fund Composite)

This  Composite was created in December  2002.  The Composite is size  weighted, includes cash and cash equivalents, is in U.S. dollars, and only includes mutual funds. No leverage was employed in the accounts in the Composite. Accounts enter the Composite at the beginning of the first full month under management.  Closed accounts are included for each full month prior to closing.

The returns  presented are  calculated in accordance  with the AIMR  Performance
Presentation Standards (AIMR-PPS),  the U.S. and Canadian version of GIPS(R), on a time  weighted,  total return basis (i.e.,  include all  dividends,  interest, accrued income,  realized and unrealized gains or losses and are after brokerage transaction  charges),  and are linked  monthly,  except  that the  returns  are presented net of fees rather than gross of fees.

AIMR has not been involved with the  preparation or review of this  information.
The  returns  presented  for the Large  Cap  Value  Mutual  Fund  Composite  are
unaudited  and have not been Level I or Level II verified.  The returns  reflect the equity and cash performance of the mutual funds under our management.  These returns are not the returns which are published by the  individual  mutual funds because (i) mutual fund  performance  is based on changes in reported  net asset value as calculated  by the mutual funds,  and (ii) we may only manage a portion of some mutual funds' assets.

Westfield

Westfield's Small/Mid Cap Growth Composite contains fully discretionary accounts that focus on long-term growth in equity  securities of  predominately  small to mid cap companies with potential for growth.  The minimum  account size for this
Composite is $1 million. Results are based on fully discretionary accounts under management,  including  those  accounts no longer with the firm.  Non-fee-paying accounts  are  not  included  in this  Composite.  Leverage  is not  used in the
Composite. The U.S. dollar is the currency used to express performance.  Returns are presented net of management fees and include the reinvestment of all income.
The Small/Mid Cap Growth Composite was created January 1, 2000.

Mazama

Mazama's Small/Mid Cap Growth Composite contains fully  discretionary  small-mid cap growth accounts.  The minimum account size for this Composite is $3 million.
Results are based on fully  discretionary  accounts under management,  including those accounts no longer with the firm. Non-fee-paying accounts are not included in the Composite.  Leverage is not used in the Composite. The U.S. dollar is the currency  used to express  performance.  Returns are presented net of management fees and  include  the  reinvestment  of all  dividends  and other  income.  The
Composite was created on January 1, 2001.

Kaplan

The  performance  results  represent the investment  performance  record for the
Kaplan Small/Mid Cap Value Composite managed by Evergreen Investment  Management
Co. The Kaplan  Small/Mid Cap Value  Composite  consists of fully  discretionary accounts  managed  in the Kaplan  Small to Mid Cap Value  style.  Subsequent  to
October 1, 2003, the Composite includes only institutional accounts in excess of
$5 million in assets.  The Kaplan Small/Mid Cap Value Composite does not utilize leverage  or  derivatives.  The  strategy  inception  date was  October 1, 1999.
Performance  results reflect the  reinvestment of dividends and interest and are presented  on a trade  date  basis,  in  U.S.  dollars,  and  net of  investment management fees.

                                      A-4

Wells

The Wells Micro Cap Value Composite  includes all fully  discretionary  accounts over $3 million that are managed in this style.  Performance  shown prior to the acquisition  in  November  2003  represents  performance  achieved  by the  same portfolio  managers  while at Benson  Associates;  the  decision-makers  and the investment  process remain  intact.  The Composite is  asset-weighted  using the beginning-of-period  weightings of each account's  monthly time weighted return.
and includes the reinvestment of dividends and other earnings. Returns and asset values are stated in U.S.  dollars.  The  strategy  inception  date was April 1,
2003, and the Composite creation date was July 1, 2003. The net performance data shown are net of investment  advisory fees.  Effective  January 1, 2004, a model fee is utilized  for the net  Composite  returns,  which is the  maximum  annual advisory  fee based upon the  accompanying  fee  schedule in effect  during each respective  performance  period for each  portfolio in the  Composite.  Prior to
December 31, 2003, net return calculations were based on the net return for each individual account based on their applicable fee schedule.

GMO

The GMO International  Disciplined Equity Composite was created in January 2002, and includes accounts invested with an emphasis on international  equities.  The
Composite consists of all discretionary accounts managed in the Composite style.
Accounts  are  included  in the  Composite  as of the  first  full  month  under management.  Similarly,  accounts are removed from the Composite  after the last full month under management.  The Composite  results are time-weighted  rates of return net of commissions,  transaction  costs and withholding  taxes on foreign income and capital  gains,  and have been  presented net of investment  advisory fees. In pursuing its investment strategy,  accounts may use exchange-traded and over-the-counter  derivative  instruments,  including options,  futures and swap contracts.  Derivatives  may be used to  efficiently  adjust the exposure of the strategy to various securities,  markets,  or currencies.  Leverage has not been used in the  portfolios  included in the  Composite.  Valuations and returns are calculated and expressed in U.S. dollars.

BlackRock

The BlackRock  Core Plus Composite  uses a  time-weighted  linked rate of return formula with adjustments for cash flows to calculate rates of return. Trade date accounting has been used since the inception of the  Composite.  The returns are expressed in U.S. dollar terms. When permitted by investment guidelines, futures and  options  may be used to  manage a  portfolio's  duration  and  yield  curve positioning. Futures and options are not used to create leverage in a portfolio.
The BlackRock Core Plus Composite is comprised of all fully discretionary, total return,  core bond  accounts  which invest in the full spectrum of high quality, fixed  income  securities  and which  allow 10% or more of the  portfolio  to be invested in  below-investment  grade securities.  These portfolios have at least
$25 million in assets and are actively  managed to exceed the  performance of an appropriate  index.  All  accounts  included in the  Composite  follow a similar investment  philosophy.  The Composite  excludes core plus portfolios  that: (i)
have gain/loss or other constraints that limit investment flexibility,  (ii) are managed to emphasize income, or (iii) are managed against customized benchmarks.
The  inception  date and creation  date of the  Composite is April 1, 1998.  The returns of the Composite are expressed in U.S.  dollars and are  asset-weighted.
New accounts are included in the Composite upon the completion of the first full three months under  management.  Closed  accounts or accounts  that change their investment  mandate are included in the Composite  through  termination or as of conversion to a new strategy.

Western

The portfolios in the Western Core Full Discretion Composite are all actual, fee paying and performance  fee-paying,  fully discretionary accounts managed by the firm for at least one full month.  Investment  results shown are for taxable and tax-exempt  accounts and include the reinvestment of all earnings.  Any possible tax liabilities  incurred by the taxable accounts have not been reflected in the performance.  Trade date accounting was used since inception,  and market values include  interest  income  accrued on securities  held within the accounts.  The minimum asset size for inclusion in Western's Core Full Discretion  Composite is
$25  million.  The  Composite is valued  monthly.  The

                                      A-5

Composite return is the asset-weighted average of the performance results of all the portfolios in the Composite.  The returns for the accounts in the Composites are calculated  using a time-weighted  rate of return adjusted for weighted cash flows.  All returns are gross of withholding  tax on interest and capital gains.
Where  portfolio  guidelines  permit,  futures and options are used from time to time to implement new portfolio  strategies  with minimum cost to the portfolio.
At no time would the use of derivates result in the portfolios being leveraged.

MacKay

             [INSERT DESCRIPTION OF MACKAY'S PERFORMANCE COMPOSITE]

AAMI

The AAMI Short  Maturity  Composite  includes the  performance of all investment
companies  and  advisory   accounts  with   substantially   similar   investment
objectives,   policies,   and  strategies   advised  by  AAMI.  The  performance
information  presented in the AAMI Short Maturity Composite includes performance data covering the period in which the team of portfolio managers was employed by
DIMA  (i.e.,  prior to December 1,  2005).  During the  periods  indicated,  the portfolio  managers of the MGI US Short  Maturity  Fixed Income  Fund,  had full discretionary  authority  over the  selection of  investments  and was primarily responsible for the day-to-day  management of the accounts that make up the AAMI
Short Maturity  Composite.  No other person or persons played a significant role in managing the accounts that make up the AAMI Short Maturity  Composite  during the time periods indicated.

                                      A-6

If you want more information  about
the Funds, the following  documents
are available free upon request:

Annual/Semi-Annual Reports             MGI Funds

Additional  information  about each    MGI US Large Cap Growth Equity Fund
Fund's  investments is available in    MGI US Large Cap Value Equity Fund
the Funds'  annual and  semi-annual    MGI US Small/Mid Cap Growth Equity Fund
reports  to  shareholders.  In  the    MGI US Small/Mid Cap Value Equity Fund
Funds'  annual  report,   you  will    MGI Non-US Core Equity Fund
find a  discussion  of  the  market    MGI Core Opportunistic Fixed Income Fund
conditions      and      investment    MGI High Yield Fixed Income Fund
strategies    that    significantly    MGI US Short Maturity Fixed Income Fund
affected  each  Fund's  performance
during its last fiscal year.           Prospectus

Statement of Additional
Information (SAI)

The  SAI  provides   more  detailed
information  about the Funds and is
incorporated   by  reference   into
this   prospectus   (i.e.,   it  is
legally  considered  a part of this
prospectus).

You  may  discuss  your   questions
about the Funds by contacting  your
plan  administrator or recordkeeper    August __, 2006
or  financial   advisor.   You  may
obtain  free  copies of the  Funds'
annual and semi-annual  reports and
the  SAI by  contacting  the  Funds
directly  at  1-866-658-9896.
As   of   the    date    of   this
prospectus,   the  Trust's  website
(www.mgifunds.com)     is     under
construction.  In the  future,  you
will be able to  obtain  copies  of
the Funds'  reports and SAI at this
address.

You    may    review    and    copy
information    about   the   Funds,
including  shareholder  reports and
the SAI,  at the  Public  Reference
Room   of   the    Securities   and
Exchange  Commission in Washington,
D.C.  You  may  obtain  information
about the  operations  of the SEC's
Public  Reference  Room by  calling
the  SEC  at  1-202-942-8090.   You
may  get  copies  of  reports   and
other information about the Funds:

o   For a fee,  by  electronic
    request at  publicinfo@sec.gov
    or by writing the SEC's Public
    Reference Section, Washington,
    D.C. 20549-0102; or

o   Free from the EDGAR Database on
    the SEC's Internet website at:
    http://www.sec.gov.

MGI Funds
Investment Company Act File No.
811-21732

MGI FUNDS(TM)

     MGI US Large Cap Growth Equity Fund
     MGI US Large Cap Value Equity Fund
     MGI US Small/Mid Cap Growth Equity Fund
     MGI US Small/Mid Cap Value Equity Fund
     MGI Non-US Core Equity Fund
     MGI Core Opportunistic Fixed Income Fund
     MGI High Yield Fixed Income Fund
     MGI US Short Maturity Fixed Income Fund

Prospectus

August __, 2006

This  prospectus  offers  Class S shares in the eight series (each a "Fund," and together, the "Funds") of the MGI Funds (the "Trust").  This prospectus explains what you should know about each Fund and the Class S shares of the Funds  before you invest. Please read it carefully.

Mercer Global Investments, Inc. (the "Advisor") manages the Funds.

Neither  the  Securities  and  Exchange  Commission  nor  any  state  securities commission  has  approved or  disapproved  these  securities  or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

             [NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.]

                                    Contents

                                       i

Appendix

                                       ii

Summary of the Funds

Each Fund's investment objective, principal investment strategies, and principal risks  are set  forth  below.  This  summary  is  intended  to  provide  a brief description of the Funds and how they are managed. More detailed descriptions of the Funds are included  later in this  prospectus  under  "Principal  Investment
Strategies and Related Risks."

The Manager of Managers Structure

The Advisor is responsible for  constructing and monitoring the asset allocation and portfolio  strategies for the Funds,  consistent with each Fund's investment objective,  strategies,  and risks.  The Advisor believes that it is possible to enhance  shareholder  value by using one or more subadvisory firms to manage the assets of each Fund. Therefore,  the Advisor intends to manage each Fund using a
"manager of managers"  approach by selecting one or more  subadvisors  to manage each Fund, based upon the Advisor's evaluation of the subadvisor's expertise and performance in managing the asset class in which the Fund will invest.

Securities  are  selected  for each  Fund's  portfolio  using a  combination  of traditional and fundamental  investment  tools and quantitative  analysis.  Each
Fund  generally   relies  on  the   professional   judgment  of  its  respective
subadvisor(s)  to make decisions about the Fund's portfolio  holdings,  and each subadvisor  employs its own  proprietary  processes  and  disciplines  to select securities and manage a Fund's investment portfolio (or portion of a portfolio).
A  description  of the  subadvisors  currently  employed  by the  Funds  and the subadvisors'  individual  securities  selection  processes  can be  found  under
"Principal Investment Strategies and Related Risks."

Investment Objectives and Principal Investment Strategies

Each Fund has its own distinct  investment  objective  that it seeks to achieve.
The Funds'  investment  objectives may be changed without  shareholder  approval
(although a Fund will provide  advance  notice to  shareholders  before any such change takes  effect).  There can be no  guarantee  that a Fund will achieve its investment objective.

------------------- ---------------------- --------------------------------- ------------------------
    Fund Name       Investment Objective   Principal Investment Strategies   Principal Risk Factors
------------------- ---------------------- --------------------------------- ------------------------
MGI US Large Cap    Long-term total        |X|  Invests principally in        |X| Growth Stock Risk
Growth Equity Fund  return, which               equity securities issued
                    includes capital            by large capitalization
                    appreciation and            U.S. companies; "large        |X| Management
                    income                      capitalization U.S.               Techniques Risk
                                                companies" are companies
                                                with market                   |X| Non-Diversification
                                                capitalizations greater           Risk
                                                than $5 billion at the
                                                time of purchase.

                                           |X|  Generally invests in
                                                companies that have higher
                                                earnings and/or revenue
                                                growth histories or
                                                expectations.
------------------- ---------------------- --------------------------------- ------------------------
MGI US Large Cap    Long-term total        |X|  Invests principally in        |X| Value Stock
Value Equity Fund   return, which               equity securities issued          Risk
                    includes capital            by large capitalization
                    appreciation and            U.S. companies; "large        |X| Management
                    income                      capitalization U.S.               Techniques Risk
                                                companies" are companies
                                                with market                   |X| Non-Diversification
                                                capitalizations greater           Risk
                                                than $5 billion at the
                                                time of purchase.

                                           |X|  Generally invests in
                                                stocks that appear to be
                                                undervalued based on the
                                                stocks' intrinsic value
                                                relative to their current
                                                market prices.
------------------- ---------------------- --------------------------------- ------------------------
MGI US Small/Mid    Long-term total        |X|  Invests principally in        |X| Growth Stock
Cap Growth Equity   return, comprised           equity securities issued          Risk
Fund                primarily of capital        by small-to-medium
                    appreciation                capitalization U.S.           |X| Small and
                                                companies;                        Medium
                                                "small-to-medium                  Capitalization
                                                capitalization U.S.               Stock Risk
                                                companies" are companies
                                                with market                   |X| Management
                                                capitalizations between           Techniques Risk
                                                $25 million and the
                                                largest company               |X| Non-Diversification
                                                represented in the Russell        Risk
                                                2500(TM)Index.  As of June
                                                30, 2006, the
                                                capitalization of the         |X| Portfolio
                                                largest company included          Turnover Risk
                                                in the Russell 2500 Index
                                                was $[   ] billion.

                                           |X|  Generally invests in
                                                companies that have higher
                                                earnings and/or revenue
                                                growth histories or
                                                expectations.
------------------- ---------------------- --------------------------------- ------------------------
MGI US Small/Mid    Long-term total        |X|  Invests principally in        |X| Value Stock
Cap Value Equity    return, comprised           equity securities issued          Risk
Fund                primarily of capital        by small-to-medium
                    appreciation                capitalization U.S.           |X| Small and
                                                companies;                        Medium
                                                "small-to-medium                  Capitalization
                                                capitalization U.S.               Company Risk
                                                companies" are companies
                                                with market                   |X| Management
                                                capitalizations between           Techniques Risk
                                                $25 million and the
                                                largest company               |X| Non-Diversification
                                                represented in the Russell        Risk
                                                2500 Index.  As of June
                                                30, 2006, the
                                                capitalization of the         |X| Portfolio
                                                largest company included          Turnover Risk
                                                in the Russell 2500 Index
                                                was $[   ] billion.

                                           |X|  Generally invests in
                                                stocks that appear to be
                                                undervalued based on the
                                                stocks' intrinsic value
                                                relative to their current
                                                market prices.
------------------- ---------------------- --------------------------------- ------------------------
MGI Non-US Core     Long-term total        |X|  Invests principally in        |X| Foreign
Equity Fund         return, which               equity securities issued          Investments Risk
                    includes capital            by non-U.S. companies of
                    appreciation and            any size, located in the      |X| Currency
                    income                      world's developed and             Exchange Rate Risk
                                                emerging capital markets.
                                                                              |X| Emerging
                                                                                  Markets
                                                                                  Investments Risk

                                                                              |X| Political and
                                                                                  Economic Risk

                                                                              |X| Small and
                                                                                  Medium
                                                                                  Capitalization
                                                                                  Stock Risk

                                                                              |X| Management
                                                                                  Techniques Risk

                                                                              |X| Non-Diversification
                                                                                  Risk
------------------- ---------------------- --------------------------------- ------------------------
MGI Core            Total return,          |X|  Invests principally in        |X| Credit Risk
Opportunistic       consisting of both          investment grade fixed
Fixed Income Fund   current income and          income securities,            |X| Interest Rate
                    capital appreciation        including government              Risk
                                                securities and corporate
                                                bonds.                        |X| Foreign
                                                                                  Investments Risk
                                           |X|  May invest in
                                                non-investment grade          |X| Emerging
                                                bonds, non-U.S. dollar            Markets
                                                denominated bonds, and            Investments Risk
                                                bonds issued by issuers
                                                located in emerging           |X| High Yield
                                                capital markets.                  Securities Risk

                                           |X|  Managed to maintain a         |X| U.S.
                                                duration within 20% of the        Government
                                                duration of the Lehman            Securities Risk
                                                Brothers U.S. Aggregate
                                                Bond(TM)Index (as of June     |X| Management
                                                30, 2006, the duration of         Techniques Risk
                                                the Index was
                                                approximately [   ] years).   |X| Non-Diversification
                                                                                  Risk
------------------- ---------------------- --------------------------------- ------------------------
MGI High Yield      Total return,          |X|  Invests principally in        |X| High Yield
Fixed Income Fund   consisting of both          below investment grade            Securities Risk
                    current income and          fixed income securities.
                    capital appreciation                                      |X| Credit Risk
                                           |X|  May invest in
                                                investment grade bonds,       |X| Interest Rate
                                                non-U.S. dollar                   Risk
                                                denominated bonds, and
                                                bonds by issuers located      |X| Foreign
                                                in emerging capital               Investments Risk
                                                markets.
                                                                              |X| Emerging
                                           |X|  Managed to maintain a             Markets
                                                duration within 20% of the        Investments Risk
                                                duration of the Merrill
                                                Lynch High Yield Master II    |X| U.S.
                                                Index (as of June 30,             Government
                                                2006, the duration of the         Securities Risk
                                                Index was approximately
                                                [__] years).                  |X| Management
                                                                                  Techniques Risk

                                                                              |X| Non-Diversification
                                                                                  Risk
------------------- ---------------------- --------------------------------- ------------------------
MGI US Short        Safety of principal    |X|  Invests principally in        |X| Credit Risk
Maturity Fixed      and a moderate level        investment grade fixed
Income Fund         of income                   income securities of U.S.     |X| Interest Rate
                                                issuers, including                Risk
                                                government securities and
                                                corporate bonds.              |X| U.S.
                                                                                  Government
                                           |X|  Maintains an average              Securities Risk
                                                dollar-weighted portfolio
                                                maturity of one to three      |X| Management
                                                years.                            Techniques Risk

                                                                              |X| Non-Diversification
                                                                                  Risk
------------------- ---------------------- --------------------------------- ------------------------

Principal Risks

The principal risks that could adversely affect the value of a Fund's shares and the total return on your investment (as indicated above) include:

Credit Risk           Issuers  of debt  securities  may be unable to make
                      the required  payments of interest and/or principal
                      at  the  time  that  such   payments  are  due.  In
                      addition,  changes in an issuer's  credit rating or
                      the    market's    perception    of   an   issuer's
                      creditworthiness  can  also  adversely  affect  the
                      values  of  the  securities.  While  the  MGI  Core
                      Opportunistic  Fixed  Income  Fund  and  the MGI US
                      Short Maturity  Fixed Income Fund primarily  invest
                      in securities of investment  grade  issuers,  those
                      issuers  may still  default  on their  obligations.
                      The MGI High  Yield  Fixed  Income  Fund  primarily
                      invests in  securities  of  issuers  that are rated
                      below  investment  grade and, as a result,  the MGI
                      High Yield  Fixed  Income  Fund may be subject to a
                      greater degree of credit risk.

Currency Exchange     Foreign  securities  may be  issued  and  traded in
Rate Risk             foreign  currencies.  As a  result,  the  values of
                      foreign  securities  may be  affected by changes in
                      exchange rates between  foreign  currencies and the
                      U.S.  dollar,  as well  as  between  currencies  of
                      countries   other  than  the  United  States.   For
                      example,  if the value of the U.S. dollar increases
                      relative  to  a  particular  foreign  currency,  an
                      investment  denominated  in that  foreign  currency
                      will  decrease  in value  because  it will be worth
                      fewer U.S. dollars.

Emerging Markets      Emerging markets  securities  involve unique risks,
Investments Risk      such  as  exposure  to  economies   that  are  less
                      diverse and mature than those of the United  States
                      or  more   established   foreign   markets.   Also,
                      emerging  markets  securities  are  subject  to the
                      same  risks  as  foreign   investments,   described
                      below.  Generally,  these risks are more severe for
                      issuers  in   countries   with   emerging   capital
                      markets.  Also,  economic or political  instability
                      may cause larger price changes in emerging  markets
                      securities than other foreign investments.

Foreign Investments   Investing in foreign securities  typically involves
Risk                  more  risks  than  investing  in  U.S.  securities.
                      These risks can increase the  potential  for losses
                      in the  Funds and  affect  their  respective  share
                      prices.  Generally,   securities  of  many  foreign
                      issuers may be less  liquid,  and their  prices may
                      be  more   volatile,   than   the   securities   of
                      comparable  U.S.  issuers.  Transaction  costs  for
                      foreign  securities  are generally  higher than for
                      comparable   securities   issued   in  the   United
                      States.  Many  foreign  governments  may  supervise
                      and   regulate   their   financial   markets   less
                      stringently   than  the  United   States  does.  In
                      addition,   foreign   issuers  are   generally  not
                      subject to the same types of accounting,  auditing,
                      or   financial   reporting   standards   as   those
                      applicable  to  U.S.  issuers.  As a  result,  with
                      respect  to  foreign  issuers,  there  may be  less
                      publicly  available   information  regarding  their
                      operations   and  financial   condition,   and  the
                      information that is available may be less reliable.

Growth Stock Risk     Companies  with  strong  growth   potential   (both
                      domestic  and  foreign)  tend to have  higher  than
                      average   price-to-earnings  ratios,  meaning  that
                      these  stocks  are  more   expensive  than  average
                      relative  to the  companies'  earnings.  The market
                      prices of  equity  securities  of growth  companies
                      are often quite  volatile,  since the prices may be
                      particularly  sensitive  to  economic,  market,  or
                      company  developments  and  may  present  a  higher
                      degree of risk of loss.

High Yield            These fixed income  securities  generally have more
Securities Risk       credit risk than higher-rated securities,  are more
                      likely to  encounter  financial  difficulties,  and
                      are more  vulnerable  to  changes  in the  economy.
                      Securities rated below investment grade,  sometimes
                      called  "junk  bonds,"  generally  have more credit
                      risk  than   higher-rated   securities.   Companies
                      issuing  high yield,  fixed income  securities  are
                      not  as  strong   financially   as  those   issuing
                      securities  with  higher  credit   ratings.   These
                      companies  are more likely to  encounter  financial
                      difficulties  and are more vulnerable to changes in
                      the  economy,  such as a  recession  or a sustained
                      period of rising  interest  rates that could affect
                      their   ability  to  make  interest  and  principal
                      payments.   If  an  issuer  stops  making  interest
                      and/or   principal   payments,   payments   on  the
                      securities may never resume.  These  securities may
                      be  worthless  and the Fund  could  lose its entire
                      investment.   The  prices  of  high  yield,   fixed
                      income     securities     fluctuate    more    than
                      higher-quality   securities.  The  prices  of  high
                      yield,   fixed  income  securities  are  especially
                      sensitive to  developments  affecting the company's
                      business and to changes in the ratings  assigned by
                      rating agencies.  High yield  securities  generally
                      are less  liquid  than  higher-quality  securities.
                      Many of these  securities do not trade  frequently,
                      and  when  they  do  trade,  their  prices  may  be
                      significantly higher or lower than expected.

Interest Rate Risk    Changes in interest rates may adversely  affect the
                      values  of  the  securities  held  in  each  Fund's
                      portfolio.   In   general,   the   prices  of  debt
                      securities fall when interest rates  increase,  and
                      rise when interest rates decrease.  Typically,  the
                      longer the  maturity of a debt  security,  the more
                      sensitive  the debt  security is to price shifts as
                      a result of interest rate changes.

Management            The  investment  strategies,  techniques,  and risk
Techniques Risk       analyses   employed  by  the   subadvisors,   while
                      designed  to  enhance  potential  returns,  may not
                      produce the desired  results.  The  subadvisors may
                      be incorrect in their  assessments  of the value of
                      securities  or  their   assessments  of  market  or
                      interest  rate  trends,  which can result in losses
                      to the Funds.

Market Risk           The risk that  movements in financial  markets will
                      adversely   affect   the   price   of  the   Fund's
                      investments,  regardless  of how well the companies
                      in which the Fund  invests  perform.  The market as
                      a whole may not favor the types of investments  the
                      Fund  makes.  Also,  the risk that the price of one
                      or more of the  securities or other  instruments in
                      the Fund's  portfolio  will  fall,  or will fail to
                      rise.   Many   factors  can   adversely   affect  a
                      security's  performance,   including  both  general
                      financial market  conditions and factors related to
                      a   specific   company,   industry,   country,   or
                      geographic region.

Non-Diversification   Each Fund is  non-diversified.  As a  result,  each
Risk                  Fund is  subject  to the risk  that it will be more
                      volatile than a  diversified  fund because the Fund
                      may  invest  its  assets  in a  smaller  number  of
                      issuers.  Because of this,  the gains and losses on
                      a single  security  may have a greater  impact on a
                      Fund's net asset value.

Political and         The   political,   legal,   economic,   and  social
Economic Risk         structures  of some foreign  countries  may be less
                      stable  and more  volatile  than  those in the U.S.
                      Investments  in these  countries  may be subject to
                      the risks of internal  and external  conflicts  and
                      currency devaluations.

Portfolio Turnover    High portfolio  turnover may result in higher costs
Risk                  for brokerage  commissions  and  transaction  costs
                      (which  could  reduce  investment   returns),   and
                      capital gains.

Small and Medium      The  securities of companies  with small and medium
Capitalization        capitalizations   may  involve  greater  investment
Stock Risk            risks  than  securities  of  companies  with  large
                      capitalizations.  Small and  medium  capitalization
                      companies   may   have  an   unproven   or   narrow
                      technological   base  and  limited  product  lines,
                      distribution  channels,  and market  and  financial
                      resources,  and the small and medium capitalization
                      companies also may be dependent on  entrepreneurial
                      management,  making the companies more  susceptible
                      to certain  setbacks  and  reversals.  As a result,
                      the  securities of small and medium  capitalization
                      companies  may be subject to more abrupt or erratic
                      movements than securities of larger companies,  may
                      have limited marketability,  and may be less liquid
                      than    securities   of   companies   with   larger
                      capitalizations.   Foreign   companies  with  large
                      capitalizations  may be  relatively  small  by U.S.
                      standards  and may be  subject  to  risks  that are
                      similar  to the  risks  that may  affect  small and
                      medium  capitalization U.S.  companies.  Securities
                      of small and medium  capitalization  companies also
                      may pay no, or only small, dividends.

U.S. Government       U.S.  government agency  obligations have different
Securities Risk       levels of credit support, and therefore,  different
                      degrees  of  credit  risk.   Securities  issued  by
                      agencies   and   instrumentalities   of  the   U.S.
                      government  that are  supported  by the full  faith
                      and  credit  of  the  United  States,  such  as the
                      Federal  Housing   Administration  or  Ginnie  Mae,
                      present  little  credit  risk.   Other   securities
                      issued by agencies and instrumentalities  sponsored
                      by the U.S.  government  that are supported only by
                      the   issuer's   right  to  borrow  from  the  U.S.
                      Treasury,  subject to certain limitations,  such as
                      securities  issued by Federal Home Loan Banks,  and
                      securities      issued     by     agencies      and
                      instrumentalities  sponsored by the U.S. government
                      that  are  supported  only  by  the  credit  of the
                      issuing  agencies,  such as Freddie  Mac and Fannie
                      Mae,  are  subject  to a  greater  degree of credit
                      risk.

Value Stock Risk      Value stocks represent  companies that tend to have
                      lower than  average  price to  earnings  ratios and
                      are therefore  cheaper than average relative to the
                      companies'  earnings.   These  companies  may  have
                      relatively   weak   balance   sheets  and,   during
                      economic  downturns,  they  may  have  insufficient
                      cash  flow  to  pay  their  debt   obligations  and
                      difficulty finding additional  financing needed for
                      their  operations.  A  particular  value  stock may
                      not  increase  in  price,  as  anticipated  by  the
                      subadvisor,  if other  investors  fail to recognize
                      the  stock's   value  or  the  catalyst   that  the
                      subadvisor  believes will increase the price of the
                      stock  does not  affect  the  price of the stock in
                      the  manner or to the  degree  that the  subadvisor
                      anticipates.   Also,   cyclical   stocks   tend  to
                      increase  in value  more  quickly  during  economic
                      upturns than non-cyclical  stocks, but also tend to
                      lose value more quickly in economic downturns.

Finally,  you may lose money by investing in a Fund.  The  likelihood of loss is greater if you invest for a shorter  period of time.  An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal  Deposit
Insurance  Corporation or any other government agency. Each Fund is not intended to serve as a complete investment program.

Performance

            [PERFORMANCE INFORMATION TO BE INCLUDED IN 485(b) FILING]

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to the subadvisors.

Fees and Expenses

These tables  summarize  the fees and expenses that you may pay if you invest in the Class S shares of the Funds.

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee on shares owned less than 30 days
(as a % of total redemption proceeds)(2)............................     2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                                    Total
                                         Distribution               Annual       Management
                                         and/or                     Fund         Fee Waiver/
                             Management  Service      Other         Operating    Expense          Net
                             Fees(3)     (12b-1) Fees Expenses(4)   Expenses     Reimbursements   Expenses(5)

MGI US Large Cap Growth
   Equity Fund                 0.55%      0.25%        0.35%         1.15%         0.08%           1.07%
MGI US Large Cap Value
   Equity Fund                 0.53%      0.25%        0.35%         1.13%         0.08%           1.05%
MGI US Small/Mid Cap
   Growth Equity Fund          0.90%      0.25%        0.35%         1.50%         0.08%           1.42%
MGI US Small/Mid Cap Value
   Equity Fund                 0.90%      0.25%        0.35%         1.50%         0.08%           1.42%
MGI Non-US Core Equity Fund    0.75%      0.25%        0.35%         1.35%         0.03%           1.32%
MGI Core Opportunistic
   Fixed Income Fund           0.35%      0.25%        0.35%         0.95%         0.08%           0.87%
MGI High Yield Fixed
   Income Fund(6)             [_____]     0.25%        0.35%        [_____]       [_____]         [_____]
MGI US Short Maturity
   Fixed Income Fund           0.25%      0.25%        0.35%         0.85%         0.03%           0.82%

(1)  Securities   dealers,   financial   intermediaries,   or  other   financial
     institutions,  including an  affiliate of the Advisor,  may charge a fee to process a redemption of shares.

(2)  A 2.00%  redemption  fee  payable to the  applicable  Fund may apply to any shares that are redeemed  within 30 days of purchase.  Please see "Frequent
     Trading of Fund Shares" for further information.

(3)  For each Fund,  other than the MGI US Small/Mid  Cap Growth Equity Fund and
     MGI US Small/Mid Cap Value Equity Fund,  the Fund's  Investment  Management
     Agreement includes a breakpoint where the Fund's investment  management fee is reduced by 2 basis  points to the extent the Fund's  assets  exceed $750 million.

(4)  Includes an internal administrative fee of 0.15% paid by the Class S shares of the Funds to the Advisor.  The "Other  Expenses" item, which is based on estimated  amounts for the current  fiscal year,  also includes  custodial,
     legal,  audit,  transfer  agent,  and  sub-transfer  agent  payments,   and
     trustees' fees and expenses.

(5)  The Trust,  with respect to each Fund,  and the Advisor have entered into a written  contractual  fee waiver and expense  reimbursement  agreement (the
     "expense reimbursement agreement") pursuant to which the Advisor has agreed to waive a portion of its fees and/or to  reimburse  expenses to the extent that each Fund's  expenses  (not  including  brokerage  fees and  expenses, interest,  and  extraordinary  expenses)  otherwise  would  exceed the "Net
     Expenses"  rates  shown in the  table  above  for the Class S shares of the
     Fund.  Pursuant  to the  expense  reimbursement  agreement,  the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor  reimburses for a period of three years following such fee waivers and expense  reimbursements,  to the extent that such reimbursement of the  Advisor by a Fund will not cause the Fund to exceed any  applicable expense limitation that is in place for the Fund. The expense reimbursement agreement  will remain in effect  through March 31, 2007, and will continue in effect from year to year  thereafter  unless  terminated by the Trust or the Advisor.

(6)  The fees and expenses are based on estimated amounts for the current fiscal year.

Examples

The  examples  below are  intended to help you compare the costs of investing in the Class S shares  of the  Funds  with the cost of  investing  in other  mutual funds.  The examples assume that you invest $10,000 in the Class S shares of the
Funds for the time  periods  shown,  that your  investment  has a 5% return each year, that all dividends and capital gain  distributions are reinvested and that the Funds' operating expenses remain the same as shown above.

Although your actual costs may be higher or lower,  based on these  assumptions, your cumulative estimated expenses would be:

                                              1 year      3 years      5 years    10 years

MGI US Large Cap Growth Equity Fund......... $  [__]    $   [__]      $   [__]   $   [__]
MGI US Large Cap Value Equity Fund.......... $  [__]    $   [__]      $   [__]   $   [__]
MGI US Small/Mid Cap Growth Equity Fund..... $  [__]    $   [__]      $   [__]   $   [__]
MGI US Small/Mid Cap Value Equity Fund...... $  [__]    $   [__]      $   [__]   $   [__]
MGI Non-US Core Equity Fund................. $  [__]    $   [__]      $   [__]   $   [__]
MGI Core Opportunistic Fixed Income Fund.... $  [__]    $   [__]      $   [__]   $   [__]
MGI High Yield Fixed Income Fund*........... $  [__]    $   [__]           N/A        N/A
MGI US Short Maturity Fixed Income Fund..... $  [__]    $   [__]      $   [__]   $   [__]

*Because the MGI High Yield Fixed Income Fund has not commenced operations as of the date of this prospectus,  the one- and three-year  examples are based on the anticipated  expenses of the Class S shares of the MGI High Yield  Fixed  Income
Fund for the  current  fiscal  year,  and do not extend over five- and ten- year periods.

If you are  investing  in  Class S  shares  through  a  financial  advisor  or a retirement  plan account,  you may be subject to  additional  fees and expenses, such as plan administration  fees. Please refer to the program materials of that financial  advisor  or  retirement  plan  account  for any  special  provisions, additional  service  features,  or fees  and  expenses  that  may  apply to your investment in a Fund.

Principal Investment Strategies and Related Risks

Domestic Equity Funds

MGI US Large Cap Growth Equity Fund

Fund Facts

Investment Objective  Long-term total return, which includes capital appreciation and income

Investment Category   Domestic Equity Fund

Investment Focus      Common stocks of large U.S. and multinational companies

Benchmark             Russell 1000(R)Index

Investment Objective

The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.

Principal Investment Strategies of the Fund

The Fund  invests  primarily in common  stocks of large U.S.  and  multinational companies that a subadvisor  believes possess  superior  potential for long-term capital appreciation.  Under normal circumstances, the Fund will invest at least
80% of its net assets (plus borrowings for investment  purposes,  if any) in the equity securities of large  capitalization U.S. companies.  For purposes of this investment policy, the Fund considers "large  capitalization  U.S. companies" to be U.S.  companies  with market  capitalizations  greater than $5 billion at the time of purchase.  (If the Fund changes this  investment  policy,  the Fund will notify shareholders at least 60 days in advance of the change.)  Generally,  the companies in which the Fund invests have higher  earnings  and/or revenue growth histories or expectations  relative to the Russell 1000 Index. (The Russell 1000
Index includes the 1,000 largest  companies in the Russell  3000(R)Index,  as of the end of May of each year,  or as  determined  by Russell.)  While the primary investment strategy of the Fund is to generate capital appreciation,  income may be generated from dividends paid by the common stocks in the Fund's portfolio.

As  discussed  above,  the Fund  invests  primarily  in  companies  with  market capitalizations that exceed $5 billion at the time of purchase.  The subadvisors also may  invest a  portion  of the  Fund's  assets  in  companies  with  market capitalizations  that are below this level.  Further,  if movement in the market price  causes a  particular  stock's  market  capitalization  to fall below this level, the Fund is not required to dispose of the stock.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the subadvisors' investment strategies, are:

Enhanced Investment Technologies, LLC ("INTECH"), located at 2401 PGA Boulevard,
Suite 100,  Palm Beach  Gardens,  Florida  33410,  serves as a subadvisor to the
Fund.  INTECH  has  managed  institutional  portfolios  since  1987,  and  is  a subsidiary of Janus Capital  Management.  A team of four  portfolio  managers is primarily  responsible  for the  day-to-day  management  of  INTECH's  allocated portion of the Fund's portfolio.  The team consists of Robert Fernholz, David E.
Hurley, Cary Maguire,  and Joseph W. Runnels.  Mr. Hurley, Dr. Maguire,  and Mr.
Runnels jointly handle the day-to-day  management function,  under the oversight of Dr. Fernholz.  Dr. Fernholz,  Director,  Executive Vice President,  and Chief
Investment  Officer  of  INTECH,  joined  INTECH  in 1991 and has  served in his current role since joining the firm.  Mr. Hurley is Executive Vice President and
Chief  Operating  Officer of INTECH and has been with the firm since  1988.  Dr.
Maguire is Senior Investment  Officer of INTECH and joined the firm in 1991. Mr.
Runnels,  Vice  President,  Portfolio  Management of INTECH,  joined the firm in
1998.  The Trust's  Statement of Additional  Information  (the "SAI")  furnishes additional  information  about  each  portfolio  manager's  compensation,  other accounts  managed  by each  portfolio  manager,  and  each  portfolio  manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to INTECH.

Securities Selection

Securities Selection

INTECH  manages  its  allocated   portion  of  the  Fund's   portfolio  using  a
mathematical  portfolio management process. The mathematical process is designed to take advantage of market volatility (variation in stock prices),  rather than using a  fundamental  research or  market/economic  trends to predict the future returns  of  stocks.  The  process  seeks to  generate a return in excess of the portfolio's benchmark over the long term, while controlling the risk relative to the  benchmark.  INTECH  monitors the total risk and volatility of a portfolio's
holdings  with  respect  to  its  benchmark  index.   However,  the  proprietary
mathematical process used by INTECH may not achieve the desired results.

The mathematical  process begins with the  establishment of an appropriate stock universe, the S&P 500/Citigroup Growth Index. Using its mathematical principles,
INTECH will target an optimal portfolio proportion for each stock to be selected from the  eligible  universe.  The  proportional  weighting  of those  stocks is designed  to  combine  higher  volatility  stocks  in  such a  manner  that  the covariance of the stocks produces a lower volatility portfolio. The portfolio is rebalanced  and  reoptimized  on a regular basis to maintain this optimal target weighting, which is periodically reset.

Portfolio construction is implemented through an optimization routine within the
following  risk  constraints:   minimization  of  tracking  error,  a  weighting
constraint  for individual  stocks set at the lesser of a 2.5  percentage  point differential  from the index weighting or a 10 times maximum  overweight;  and a beta  constrained  to be equal to or less than the beta of the benchmark  index.
The strategy contains  approximately 50-90% of the benchmark universe stocks and has an average portfolio turnover of approximately 90% per year.

Sands  Capital  Management,  L.P.  ("Sands  Capital"),  located  at 1100  Wilson
Boulevard,  Arlington, Virginia 22209, serves as a subadvisor to the Fund. Sands
Capital  was  founded in 1992.  Frank M. Sands,  Sr.,  CFA, is the firm's  Chief
Executive Officer and Chief Investment  Officer.  Sands Capital is independently owned.  A team of four  portfolio  managers is  responsible  for the  day-to-day management of Sands Capital's  allocated  portion of the Fund's  portfolio.  The team consists of Frank M. Sands,  Sr., David E. Levanson,  Frank M. Sands,  Jr.,
and A. Michael Sramek.  Mr. Sands,  Sr., CEO and Chief Investment  Officer,  has
been  with  the  firm  since  its  inception  in 1992  and has  over 35 years of investment experience. Mr. Sands, Sr. is the lead member of the team and as such is ultimately  responsible for overall  portfolio  management of Sands Capital's allocated  portion of the  Fund's  portfolio.  Mr.  Levanson,  Senior  Portfolio
Manager and Director of U.S. Mutual Funds,  rejoined the firm in 2002.  Prior to rejoining  the firm,  Mr.  Levanson  was a research  analyst for MFS  Investment
Management.  Mr. Levanson is responsible for the day-to-day  management of Sands
Capital's  allocated portion of the Fund's portfolio and the investment of daily cash  flows.  Mr.  Sands,  Jr.,  President,  Director  of  Research,  and Senior
Portfolio  Manager,  has been with Sands  Capital  since 2000.  Mr.  Sands,  Jr.
assists Mr. Levanson on the day-to-day  management of Sands Capital's  allocated portion of the Fund's  portfolio.  Mr.  Sramek,  Research  Analyst and Portfolio
Manager,  joined Sands  Capital in 2001.  Prior to joining  Sands  Capital,  Mr.
Sramek was a research analyst with Mastrapasqua & Associates. Mr. Sramek assists
Mr. Levanson on the day-to-day  management of Sands Capital's  allocated portion of the Fund's portfolio and the investment of daily cash flows. The SAI provides additional  information  about  each  portfolio  manager's  compensation,  other accounts  managed  by each  portfolio  manager,  and  each  portfolio  manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Sands Capital.

Securities Selection

Sands Capital  manages its  allocated  portion of the Fund's  portfolio  using a bottom-up,  fundamental  approach to select  securities.  Sands Capital seeks to build a concentrated portfolio of leading companies, diversified across a number of business lines. Sands Capital has a long-term orientation.

Sands Capital's research process seeks to identify  outstanding growth companies that lead and dominate attractive growth industries.  Focusing on companies with above average  historical sales and earnings growth,  Sands Capital  generates a broad list of potential  portfolio holdings that consists of a variety of stocks of companies  in various  industries.  The stocks in the list are then  filtered based on certain qualitative factors that Sands Capital believes allow companies to lead and dominate  their  industries.  Sands Capital  focuses on, among other things,  a company's  ability to develop and anticipate  industry  trends,  gain market  share,  build a  strong  business  model,  display  superior  management ability,  and apply technology to add value. Based on these  evaluations,  Sands
Capital  constructs a portfolio of what it determines to be the most  attractive stocks.  The  portion  of the  Fund's  portfolio  managed  by Sands  Capital  is
typically   characterized   by  low  portfolio   turnover  and  relatively  high
concentration in individual companies.

MGI US Large Cap Value Equity Fund

Fund Facts

Investment Objective   Long-term total return, which includes capital
                       appreciation and income

Investment Category    Domestic Equity Fund

Investment Focus       Common stocks of large U.S. and multinational companies

Benchmark              Russell 1000(R)Index

Investment Objective

The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.

Principal Investment Strategies of the Fund

The Fund  invests  primarily in common  stocks of large U.S.  and  multinational companies that a subadvisor believes possess the potential for long-term capital appreciation  and, in the judgment of the  subadvisor,  appear to be undervalued based on the stocks'  intrinsic  values relative to their current market prices.
Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus borrowings for investment  purposes,  if any) in the equity  securities of large capitalization U.S. companies. For purposes of this investment policy, the
Fund considers "large  capitalization  U.S. companies" to be U.S. companies with market capitalizations  greater than $5 billion at the time of purchase. (If the
Fund changes this investment policy, the Fund will notify  shareholders at least
60 days in advance of the change.) While the primary investment  strategy of the
Fund is to generate capital appreciation, income may be generated from dividends paid by the common stocks in the Fund's portfolio.

As  discussed  above,  the Fund  invests  primarily  in  companies  with  market capitalizations that exceed $5 billion at the time of purchase.  The subadvisors also may  invest a  portion  of the  Fund's  assets  in  companies  with  market capitalizations  that are below this level.  Further,  if movement in the market price  causes a  particular  stock's  market  capitalization  to fall below this level, the Fund is not required to dispose of the stock.

The Fund's  benchmark,  the  Russell  1000  Index,  includes  the 1,000  largest companies  in the Russell 3000 Index,  as of the end of May of each year,  or as determined by Russell.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the subadvisors' investment strategies, are:

Lord,  Abbett & Co. LLC ("Lord  Abbett"),  located at 90 Hudson  Street,  Jersey
City,  New Jersey 07302,  serves as a subadvisor  to the Fund.  Founded in 1929,
Lord Abbett is an independent money management firm. Ownership of Lord Abbett is distributed across senior professionals that fully participate in the management and operation of the firm's investment activities.

Eli Salzmann and Sholom  Dinsky are jointly and  primarily  responsible  for the
day-to-day   management  of  Lord  Abbett's  allocated  portion  of  the  Fund's portfolio. Mr. Salzmann joined Lord Abbett in 1997 and is a partner and Director of Lord  Abbett's  large cap value  investment  group.  He also has  served as a research  analyst and a portfolio  manager  since  1997.  Mr.  Dinsky has been a
Partner and Portfolio  Manager of Lord Abbett since 2002. From 2000 to 2002, Mr.
Dinsky was a Senior  Equity  Analyst  and  Associate  Portfolio  Manager at Lord
Abbett. The SAI provides  additional  information about each portfolio manager's compensation,  other  accounts  managed  by each  portfolio  manager,  and  each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Lord Abbett.

Securities Selection

Lord Abbett manages its allocated  portion of the Fund's portfolio using a value investing philosophy. In order to seek the highest returns with the least degree of risk, Lord Abbett generally seeks to build a portfolio of stocks in companies that, in Lord Abbett's opinion, have: (i) attractive  valuations;  (ii) positive fundamentals;  (iii) appropriate economic risk exposure;  and (iv) suitable risk parameters.

Lord Abbett  identifies a universe of stocks with  attractive  valuations  using several models,  including a dividend  discount model that focuses on normalized earnings.  Lord Abbett employs fundamental research to further narrow investment opportunities  among the stocks in the universe.  Lord Abbett's research process typically  includes  visits to companies,  as well as the companies'  respective suppliers and  competitors,  in an effort to identify  catalysts  that may drive these companies'  stock prices higher.  Lord Abbett's  allocated  portion of the
Fund's  portfolio  typically  consists of 70 to 90 stocks,  depending  on market conditions.

Pzena  Investment  Management  ("Pzena"),  located at 120 West 45th Street,  New
York,  New York  10036,  serves as a  subadvisor  to the Fund.  Richard S. Pzena founded Pzena in 1995,  and the firm began  managing  assets in 1996. As of June
30,  2006,  the  majority  of  Pzena  was  owned  by the  firm's  five  managing principals:  Richard S. Pzena (Managing Principal,  Chief Executive Officer, and
Co-Chief  Investment  Officer),  John P. Goetz (Managing  Principal and Co-Chief
Investment  Officer),  Bill Lipsey  (Managing  Principal,  Marketing  and Client
Services), Amy Jones (Managing Principal, Operations and Administration), and A.
Rama  Krishna  (Managing  Principal,  Large Cap Value).  In  addition,  fourteen additional  employees owned interests in the firm as of that date. Mr. Pzena has ownership interests in excess of 25% and is therefore deemed a control person of
Pzena.  As of June 30, 2006,  Pzena had  approximately  $[__]  billion in assets under management.

The investment  team  primarily  responsible  for the  day-to-day  management of
Pzena's allocated portion of the Fund's portfolio is as follows:

          Richard  S.  Pzena.  Managing  Principal,   Chief  Executive  Officer,
          Co-Chief Investment Officer and Founder of Pzena. Mr. Pzena has worked in investment  management since 1986, and he has been with Pzena since
          1995.

          John P. Goetz. Managing Principal and Co-Chief Investment Officer. Mr.
          Goetz has worked in investment  management since 1996, and he has been with Pzena since 1996.

          A. Rama Krishna. Managing Principal,  Large Cap Portfolio Manager. Mr.
          Krishna  has  worked  in  the  investment   business  since  1987  and
          investment  management  since  1993,  and he has been with Pzena since
          2003.  Prior to 2003,  Mr.  Krishna was Chief  Investment  Officer and
          Head-Institutional & International,  Citigroup Asset Management, and a
          member of Citigroup's Management Committee.

Each member of the team has equal weight in  determining  how research  findings are translated into an earnings model.  Further, all decisions require unanimous consent  of each of the three  portfolio  managers.  Should  one of the  members become  unavailable  for either  planned or  unplanned  reasons,  the  remaining members  would  continue the process.  The SAI provides  additional  information about each portfolio  manager's  compensation,  other  accounts  managed by each portfolio manager,  and each portfolio  manager's ownership of securities in the
Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Pzena.

Securities Selection

Pzena  manages its  allocated  portion of the Fund's  portfolio  using a classic value  investment  philosophy.  Pzena defines value stocks as those stocks whose prices are low relative to their  longer-term  normal  earnings  power.  Pzena's securities  selection  process  involves  an initial  ranking of the 500 largest
U.S.-listed  companies,  from the least expensive to the most  expensive,  based upon a ratio of each company's  price-to-normalized  earnings. Research priority is given to the  least  expensive  stocks,  those  exhibiting  a group or sector theme, and those offering portfolio diversification benefits.  Companies undergo rigorous  qualitative  research  by Pzena's  analysts to  determine  whether the causes of the  under-valuation  are likely to be temporary or  permanent.  Third party  analysis and data sources are used for about 10% to 20% of this research.
Onsite due diligence is also an important step in Pzena's  securities  selection determination.  This  step  occurs  at the end of the  research  process,  which enables  Pzena  to  engage  in a  dialogue  with  company  management  from  the perspective of well-informed  critical thinkers. As a result of Pzena's security selection process,  the portion of the Fund's portfolio  allocated to Pzena will typically be highly concentrated with a strong value emphasis.

MGI US Small/Mid Cap Growth Equity Fund

Fund Facts

Investment Objective   Long-term total return, which includes capital
                       appreciation and income

Investment Category    Domestic Equity Fund

Investment Focus       Common stocks of small and medium-sized U.S. companies

Benchmark              Russell 2500(TM)Index

Investment Objective

The  investment  objective  of the Fund is to provide  long-term  total  return, comprised primarily of capital appreciation.

Principal Investment Strategies of the Fund

The Fund  invests  primarily in small and  medium-sized  U.S.  companies  that a
subadvisor   believes   possess   superior   potential  for  long-term   capital
appreciation.  Under normal circumstances,  the Fund will invest at least 80% of its net assets (plus borrowings for investment  purposes,  if any) in the equity securities of small-to-medium  capitalization  U.S.  companies.  For purposes of this investment policy, the Fund considers "small-to-medium  capitalization U.S.
companies" to be U.S. companies with market capitalizations  between $25 million and the largest company represented in the Russell 2500 Index, which, as of June
30, 2006, is $[__] billion.  (If the Fund changes this  investment  policy,  the
Fund  will  notify  shareholders  at least 60 days in  advance  of the  change.)
Generally,  the companies in which the Fund invests have higher  earnings and/or revenue growth histories or expectations relative to the Russell 2500 Index. The
Russell  2500 Index  includes the 2,500  smallest  companies in the Russell 3000
Index, as of the end of May of each year.

The Fund invests in companies within the  capitalization  range described above.
However,  the subadvisors may invest a portion of the Fund's assets in companies outside this range.  Further,  if movement in the market price causes a stock to change from one  capitalization  range to another,  the Fund is not  required to dispose of the stock.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the subadvisors' investment strategies, are:

Westfield  Capital  Management  Company,  LLC  ("Westfield"),   located  at  One
Financial  Center,  24th  Floor,  Boston,   Massachusetts  02111,  serves  as  a
subadvisor to the Fund. Westfield is an independent  investment  counseling firm that was founded in 1989. Westfield has been a wholly-owned subsidiary of Boston
Private Financial Holdings, Inc. since 1997.

Westfield  product  portfolios  are  managed on a team basis,  with  Westfield's analysts and portfolio  managers  contributing names from their respective areas of  expertise.  The  Investment  Committee,  which  consists of all  Westfield's portfolio  managers  and  analysts,  makes  purchase  and  sale  decisions  on a consensus basis across all eligible accounts.  The following Westfield employees
are  jointly  and  primarily   responsible  for  the  day-to-day  management  of
Westfield's allocated portion of the Fund's portfolio: Mr. William Muggia, Chief
Investment  Officer &  President,  joined  Westfield  in 1994 and has  served as
President and Chief  Investment  Officer of Westfield  since 2001. Mr. Muggia is the lead member of the team and is ultimately  responsible for overall portfolio management of Westfield's  allocated portion of the Fund's portfolio.  He covers health care and medical technology.  Mr. Arthur Bauernfeind,  Chairman and Chief
Executive Officer, joined Westfield in 1990 and has served as Chairman and Chief
Executive  Officer  since 2000.  Mr.  Bauernfeind  covers  economics,  financial services,  transportation, and fixed income markets. Mr. Ethan J. Meyers, Senior
Vice President,  joined  Westfield in 1999 and covers business,  financial,  and consumer  services.  Mr.  Scott R.  Emerman,  Senior  Security  Analyst,  joined
Westfield in 2002 and covers consumer discretionary and consumer staples. Before joining  Westfield,  he  served  as a  Vice  President  in the  Equity  Research
Department of Harbor Capital  Management  since 1997.  Mr. Bruce Jacobs,  Senior
Security  Analyst,  joined  Westfield in 2004 and covers health care and medical devices.  Before  joining  Westfield,  he served as a Director and Senior Equity
Analyst of Deutsche  Bank  Securities  since 1996.  The SAI provides  additional information about each portfolio manager's compensation,  other accounts managed by each portfolio manager,  and each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Westfield.

Securities Selection

Westfield  manages  its  allocated  portion  of the  Fund's  portfolio  using  a fundamental,  bottom-up  research approach,  which seeks to identify  reasonably priced stocks with high earnings potential. In order to seek the highest returns with the least degree of risk,  Westfield  generally  favors stocks that, in the judgment  of the firm,  have:  (i)  sizable  management  ownership;  (ii) strong financial conditions;  (iii) sufficient cash flow to fund growth internally; and
(iv) strong pricing power.

Westfield conducts fundamental,  bottom-up research, including meetings with the companies'  management  personnel,  to generate an  approved  list of  potential
portfolio  holdings.   Westfield  considers  factors  such  as  earnings  growth
forecasts,   price  target  estimates,  total  return  potential,  and  business developments.  Westfield's  portion of the Fund's  portfolio is constructed with stocks from the approved  list, and typically does not include all the stocks on the approved list. Stocks may be sold when Westfield believes that the stocks no longer  represent  attractive  investment  opportunities,  based on the  factors described above.

Mazama Capital Management,  Inc.  ("Mazama"),  located at One Southwest Columbia
Street, Suite 1500, Portland, Oregon, 97258, serves as a subadvisor to the Fund.
Mazama,  an  independent  investment  advisor  that  was  founded  in  1993,  is controlled by its employees.

Ronald A.  Sauer,  Stephen  C.  Brink,  CFA,  and  Gretchen  M.  Novak,  CFA are
responsible for the day-to-day  management of Mazama's  allocated portion of the
Fund's portfolio.  Mr. Sauer is a founder and the President and Senior Portfolio
Manager  at Mazama,  and has over 24 years of  investment  experience.  Prior to founding  Mazama in October  1997,  Mr. Sauer was the  President and Director of
Research  from 1994 to 1997 of Black & Company,  Inc.,  which he joined in 1983.
Mr. Sauer serves as lead  portfolio  manager and oversees the team's  investment process.  Mr.  Brink is a Senior  Vice  President,  Director  of  Research,  and
Portfolio  Manager at Mazama,  and has over 27 years of  investment  experience.
Prior to joining Mazama in 1997, he was the Chief  Investment  Officer from 1991 to 1997 of US Trust's Pacific Northwest Office, where he had been employed since
1984. Mr. Brink oversees the flow and quality of research information. Ms. Novak is the Associate  Portfolio  Manager at Mazama and has over 11 years  investment experience.  Prior to joining  Mazama in 1999,  she was an Equity  Analyst  with
Cramer Rosenthal McGlynn, LLC, where she specialized in small and mid-cap stocks with a focus on  consumer  discretionary  companies  and  secondary  emphasis on consumer staples and utility/energy service companies.  Ms. Novak is responsible for researching  companies in the consumer  discretionary  and consumer  staples sectors. The SAI provides additional  information about each portfolio manager's compensation,  other  accounts  managed  by  each  portfolio  manager  and  each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Mazama.

Securities Selection

Mazama manages its allocated  portion of the Fund's  portfolio using a bottom-up approach to security  selection.  The firm utilizes a  proprietary  model as the framework for security selection and portfolio construction decisions.  Mazama's security  selection  process  begins by screening a universe of over 1,500 small companies  with market  capitalizations  primarily  between  $300 million and $3 billion for desirable  financial  characteristics.  Mazama employs a proprietary price/performance model to identify a group of 300 to 400 companies that, in its judgment,  may represent attractive  investment  opportunities.  The model takes into  account both  quantitative  and  qualitative  factors in order to identify companies that meet certain criteria.  These factors include: (i) the quality of management  and key  personnel;  (ii) the  company's  ability  to meet or exceed earnings  estimates;  (iii)  estimated  return on equity  divided by a company's forward price-to-earnings ratio; and (iv) estimated earnings growth divided by a
company's  forward   price-to-earnings  ratio.  Companies  passing  the  initial screening are further analyzed by Mazama using rigorous fundamental analysis.

MGI US Small/Mid Cap Value Equity Fund

Fund Facts

Investment Objective   Long-term total return, comprised primarily of
                       capital appreciation

Investment Category    Domestic Equity Fund

Investment Focus       Common stocks of small and medium-sized U.S. companies

Benchmark              Russell 2500(TM)Index

Investment Objective

The  investment  objective  of the Fund is to provide  long-term  total  return, comprised primarily of capital appreciation.

Principal Investment Strategies of the Fund

The Fund  invests  primarily  in common  stocks of small and  medium-sized  U.S.
companies that a subadvisor believes possess the potential for long-term capital appreciation  and that appear to be undervalued at the time of purchase based on the stocks'  intrinsic  values  relative to their current market  prices.  Under normal circumstances,  the Fund will invest at least 80% of its net assets (plus borrowings  for  investment  purposes,  if  any)  in the  equity  securities  of small-to-medium  capitalization U.S. companies.  For purposes of this investment policy, the Fund considers "small-to-medium capitalization U.S. companies" to be
U.S. companies with market  capitalizations  between $25 million and the largest company  represented in the Russell 2500 Index,  which,  as of June 30, 2006, is
$[__] billion. (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.)

The Fund will invest in  companies  within the  capitalization  range  described above.  However,  the  subadvisors  may invest a portion of the Fund's assets in companies outside this range.  Further, if movement in the market price causes a stock to  change  from one  capitalization  range  to  another,  the Fund is not required to dispose of the stock.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the subadvisors' investment strategies, are:

J.L. Kaplan Associates, LLC ("Kaplan"),  located at 222 Berkeley Street, Boston,
Massachusetts  02116, serves as a subadvisor to the Fund. Kaplan is an indirect, majority-owned  subsidiary  of Wachovia  Corporation.  James L.  Kaplan  founded
Kaplan in 1976.

Mr. Kaplan,  and co-managers Paul Weisman and Regina Wiedenski,  are jointly and primarily  responsible  for the  day-to-day  management  of  Kaplan's  allocated portion of the Fund's portfolio.  Each member of the team serves as a generalist and does not focus on any  particular  industry or sector.  Mr.  Kaplan has been
President and Senior  Portfolio  Manager of Kaplan since 1976. Ms. Wiedenski has been a portfolio  manager of Kaplan since 1998. Mr. Weisman has been a portfolio manager of Kaplan since 1986. The SAI provides additional information about each portfolio  manager's  compensation,  other  accounts  managed by each  portfolio manager,  and each portfolio  manager's  ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Kaplan.

Securities Selection

In managing its allocated portion of the Fund's  portfolio,  Kaplan uses a value investing  philosophy.  In  selecting  stocks,  Kaplan  considers,  among  other factors,  the issuer's earnings power, the value of the issuer's assets, and the issuer's internally generated cash flow.

Kaplan  identifies  an approved  list of potential  portfolio  holdings  using a bottom-up  process.  As many as 150 stocks might comprise Kaplan's potential buy list for the  Fund at any one  time.  Kaplan  then  analyzes  each  stock  using fundamental research, and calculates an estimated value for each stock, based on
Kaplan's  proprietary  models.  The Fund's  portfolio is constructed with stocks from the approved  list,  and  typically  does not include all the stocks on the approved list. Stocks may be sold when Kaplan believes that the stocks no longer represent attractive investment opportunities.

Wells Capital Management ("WCM"),  located at 5335 S.W. Meadows Road, Suite 290,
Lake Oswego,  Oregon 97035,  serves as a subadvisor to the Fund. Dale Benson and
Mark Cooper founded Benson Associates  ("Benson") in 1997, which was acquired by
WCM in 2003.  WCM is a subsidiary  of Wells Fargo Bank,  N.A.,  which in turn is wholly-owned by Wells Fargo & Company, a publicly-traded corporation.

Messrs.  Benson  and  Cooper  are  jointly  and  primarily  responsible  for the day-to-day  management  of WCM's  allocated  portion  of the  Fund's  portfolio.
Messrs.  Benson and Cooper are both Senior  Portfolio  Managers at WCM.  The SAI provides  additional  information about each portfolio  manager's  compensation, other accounts managed by each portfolio  manager,  and the portfolio  managers'
ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to WCM.

Securities Selection

In  managing  its  allocated  portion of the  Fund's  portfolio,  WCM  follows a bottom-up,  value-oriented  investment  strategy.  WCM  seeks  stocks  that have positive cash flows, improving fundamentals, and inexpensive valuations relative to their peers.  WCM seeks relatively  inexpensive  stocks falling into at least one of the following four  categories:  (1) neglected  stocks--stocks  that have been out of favor for an extended period; (2) oversold  stocks--stocks that have been bid down as a result of a market  over-reaction to temporary negative news;
(3)   thematic   stocks--stocks   that  are  likely  to  benefit   from  certain
macroeconomic,  demographic  or cyclical  trends;  and (4)  earnings  turnaround stocks--companies in the early stages of an earnings recovery.

Foreign Equity Fund

MGI Non-US Core Equity Fund

Fund Facts

Investment Objective    Long-term total return, which includes capital
                        appreciation and income

Investment Category     Foreign Equity Fund

Investment Focus        Equity securities of companies in the world's
                        developed capital markets, excluding the
                        United States

Benchmark               MSCI EAFE(R)Index

Investment Objective

The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.

Principal Investment Strategies of the Fund

The Fund  invests  primarily  in equity  securities  of companies in the world's developed and emerging capital markets,  excluding the United States. The Fund's investments in equity securities may include dividend-paying securities,  common stock and preferred  stock issued by companies of any size, as well as American,
European, and Global Depositary Receipts (together, "Depositary Receipts").

In seeking to achieve the Fund's  investment  objective,  the Fund's  subadvisor invests primarily in the equity securities  (including  Depositary  Receipts) of companies  located outside the United States.  Under normal  circumstances,  the
Fund will invest at least 80% of its net assets (plus  borrowings for investment purposes, if any) in the equity securities of non-U.S.  companies.  (If the Fund changes this investment  policy,  the Fund will notify  shareholders at least 60 days in advance of the change.)

While there is no minimum  number of countries  that will be  represented in the
Fund's  portfolio,  the Fund does  intend to  diversify  its  investments  among countries and geographic regions including a significant  portion in the world's emerging  markets.  However,  the Fund may invest a  significant  portion of its assets in one country or region,  if, in the judgment of a subadvisor,  economic and business  conditions  warrant such investments.  To the extent that the Fund invests a  significant  portion  of its  assets in one  country or region at any time,  the  Fund  will  face a  greater  risk of loss due to  factors  adversely affecting  issuers  located in that  single  country or region  than if the Fund always  maintained a greater degree of diversity among the countries and regions in which it invests.

The Subadvisor

The Advisor,  on behalf of the Fund,  has entered into a  subadvisory  agreement with the  subadvisor  to manage  the assets of the Fund.  Under the  subadvisory agreement, the subadvisor is responsible for the day-to-day portfolio management a distinct portion of the Fund's portfolio,  subject to the Advisor's oversight.
The Fund's subadvisor, including the portfolio managers that are responsible for managing the Fund, and the subadvisor's investment strategies, are:

Grantham,  Mayo, Van Otterloo & Company, LLC ("GMO"), located at 40 Rowes Wharf,
Boston,  Massachusetts  02110,  serves as the  subadvisor  to the Fund.  GMO was founded in 1977 and is wholly-owned by its professionals.

Day-to-day  management of the Fund is the responsibility of GMO's  International
Quantitative   Division   (the   "Division").   The   Division's   members  work
collaboratively  to manage the Fund's portfolio,  and no one person is primarily responsible  for  day-to-day  management of the Fund.  Dr.  Thomas  Hancock is a senior  member of the  Division,  allocates  responsibility  for portions of the
Fund's  portfolio  to  various  team  members  of  the  Division,  oversees  the implementation of trades on behalf of the Fund, reviews the overall  composition of the  portfolio,  and monitors cash flows.  At GMO, Dr. Hancock is responsible for the portfolio  management of all  international  developed market and global quantitative  equities  portfolios.  Dr.  Hancock  joined  GMO in 1995.  The SAI provides  additional  information  about the portfolio  manager's  compensation, other accounts  managed by the portfolio  manager,  and the portfolio  manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to GMO.

Securities Selection

GMO  generally  manages  the  Fund's  portfolio  using  fundamental   investment
principles and  quantitative  applications.  The  quantitative  approach focuses primarily on valuation,  but also takes into account stock-price  momentum as an indicator of market sentiment and trends in company fundamentals.

In constructing the Fund's  portfolio,  GMO uses  quantitative  models to select stocks  from a universe  that  contains  stocks  issued by  approximately  2,000
non-U.S.   companies.  GMO's  screening  process  seeks  to  identify  the  most attractive  stocks  within  each  geographic  region.  This  group of  stocks is analyzed  further,  taking into  account  factors such as country,  sector,  and currency exposure.

Fixed Income Funds

MGI Core Opportunistic Fixed Income Fund

Fund Facts

Investment Objective    Total return, consisting of both current income
                        and capital appreciation

Investment Category     Fixed Income Fund

Investment Focus        Fixed income securities of U.S. issuers

Benchmark               Lehman Brothers U.S. Aggregate Bond(TM)Index

Investment Objective

The investment  objective of the Fund is to provide total return,  consisting of both current income and capital appreciation.

Principal Investment Strategies of the Fund

In seeking to achieve the Fund's investment  objective of total return, the Fund invests in fixed income securities of U.S.  issuers.  The Fund invests primarily
in  U.S.  dollar-denominated,   investment  grade  bonds,  including  government
securities,  corporate bonds, and mortgage- and asset-backed  securities,  among others.  The Fund also may  invest a  significant  portion  of its assets in any combination of  non-investment  grade bonds (sometimes called high yield or junk bonds),  non-U.S.  dollar  denominated  bonds,  and bonds  issued by  issuers in emerging  capital  markets.  The Fund's  target  duration  is that of the Lehman
Brothers U.S.  Aggregate  Bond Index.  As of June 30, 2006,  the duration of the
Index  was  approximately  [__]  years.  Depending  on  market  conditions,  the subadvisors of the Fund may manage their allocated portions of the Fund's assets to  maintain a  duration  within 20% of the  Fund's  target  duration.  Duration measures a fixed income  security's price sensitivity to interest rates (inverse relationship) by indicating the approximate  change in a fixed income security's price if  interest  rates  move up or down in 1%  increments.  For  example,  if interest  rates go up by 1%, the price change (due to interest rate movement) of a fund that has a duration of [__] years is expected to decline by [__]%.

Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus borrowings for investment purposes, if any) in fixed income securities. If the Fund changes this investment  policy,  the Fund will notify  shareholders at least 60 days in advance of the change.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the subadvisors' investment strategies, are:

BlackRock  Advisors,   Inc.,  a  wholly-owned  subsidiary  of  BlackRock,   Inc.
("BlackRock"),  is located at 100 Bellevue Parkway,  Wilmington,  Delaware 19808
and serves as a subadvisor to the Fund. BlackRock was founded in 1988 to provide global investment  management,  risk management,  and advisory  services.  While
BlackRock is a majority-owned  indirect subsidiary of The PNC Financial Services
Group,  Inc.,  it  operates  as an  investment  management  firm  with  its  own management team.

Mr. Keith Anderson and Mr. Scott Amero are jointly and primarily responsible for the  day-to-day  management  of  BlackRock's  allocated  portion  of the  Fund's portfolio.  Mr. Anderson is Chief Investment  Officer and a Managing Director of
BlackRock and has been at the firm since 1998. Mr. Amero,  a Managing  Director, joined  BlackRock in 1990. The SAI provides  additional  information  about each portfolio  manager's  compensation,  other  accounts  managed  by the  portfolio managers,  and the portfolio  managers'  ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to BlackRock.

Securities Selection

In managing  its  allocated  portion of the Fund,  BlackRock  employs a relative value strategy to determine the tradeoff between risk and return. Relative value assessment is applied to sector,  sub-sector,  and individual security selection decisions.  BlackRock's  philosophy emphasizes research and analysis of specific sectors and  securities,  along with the risks  associated with the fixed income markets  including  interest rate risk, yield curve risk, cash flow risk, credit risk,  and  liquidity  risk.  Securities  are  purchased  for the Fund  when the management team determines that they have the potential for above-average  total return.  BlackRock  uses its own  proprietary  research  and  models to  analyze
securities,   and  based  on  this  analysis,   the  Fund  will  typically  hold
approximately 350 to 450 different securities.

Western  Asset  Management  Company  ("WAMCo"),  located  at 385  East  Colorado
Boulevard, Pasadena, California 91101, serves as a subadvisor to the Fund. WAMCo was founded in 1971, and is a wholly-owned subsidiary of Legg Mason, Inc.

Messrs. Kenneth Leech and Stephen A. Walsh are jointly and primarily responsible for the  day-to-day  management  of  WAMCo's  allocated  portion  of the  Fund's portfolio.  Mr.  Leech is the Chief  Investment  Officer of WAMCo and joined the firm in 1990. Mr. Walsh is the Deputy Chief Investment  Officer of WAMCo and has
served in that  capacity for the past five years.  The SAI  provides  additional information about each portfolio manager's compensation,  other accounts managed by each portfolio manager,  and each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to WAMCo.

Securities Selection

WAMCo manages its allocated  portion of the Fund's portfolio using a broad-based approach  to  fixed  income  management,  making  use of  both  traditional  and
innovative   investment  tools  and  techniques.   WAMCo  combines  a  long-term
perspective on interest rates, with active inter- and intra-sector trading.

WAMCo sets a target portfolio duration based on a 6 to 9 month inflation outlook and controls  duration  tightly  relative to the benchmark,  the Lehman Brothers
U.S.  Aggregate Bond Index.  WAMCo evaluates each sector and sub-sector based on
WAMCo's expectation of how the sectors and sub-sectors will behave given WAMCo's economic  projections.  WAMCo's credit research team seeks to identify companies with changing credit characteristics before this information is reflected in the market.  WAMCo also attempts to identify  securities that are undervalued due to special circumstances.

MGI High Yield Fixed Income Fund

Fund Facts

Investment Objective   Total return, consisting of both current income and
                       capital  appreciation

Investment Category    Fixed Income Fund

Investment Focus       Fixed income securities rated below investment grade

Benchmark              Merrill Lynch High Yield Master II Index

Investment Objective

The investment  objective of the Fund is to provide total return,  consisting of both current income and capital appreciation.

Principal Investment Strategies of the Fund

In seeking to achieve the Fund's investment  objective of total return, the Fund invests  in  fixed  income  securities.  The  Fund  invests  primarily  in  U.S.
dollar-denominated,  below investment grade bonds, including corporate bonds and mortgage- and  asset-backed  securities,  among others.  The Fund is expected to hold a significant  portion of its assets in any  combination of  non-investment grade  bonds  (sometimes  called  high  yield or junk  bonds),  non-U.S.  dollar denominated bonds, and bonds issued by issuers in emerging capital markets.  The
Fund's target  duration is that of the Merrill Lynch High Yield Master II Index.
As of June 30,  2006,  the duration of the Index was  approximately  [__] years.
Depending on market conditions, the subadvisor of the Fund may manage the Fund's assets to maintain a duration within 20% of the Fund's target duration. Duration measures a fixed income  security's price sensitivity to interest rates (inverse relationship) by indicating the approximate  change in a fixed income security's price if  interest  rates  move up or down in 1%  increments.  For  example,  if interest  rates go up by 1%, the price change (due to interest rate movement) of a fund that has a duration of [__] years is expected to decline by [__]%.

Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus  borrowings for investment  purposes,  if any) in fixed income  securities that are rated below  investment  grade.  If the Fund  changes  this  investment policy,  the Fund will  notify  shareholders  at least 60 days in advance of the change.

The Subadvisor

MacKay  Shields LLC  ("MacKay"),  9 West 57th Street,  New York,  New York 10019
serves as the  subadvisor  to the MGI High Yield Fixed Income Fund.  MacKay is a
wholly-owned  subsidiary  of New  York  Life  Investment  Management  LLC and is
registered as an investment adviser under the Advisers Act.

Day-to-day management of the Fund is the responsibility of the MacKay High Yield
Active Core Investment  Team. Four portfolio  managers are jointly and primarily responsible for the day-to-day management of the Fund's assets. Dr. Dan Roberts,
Ph.D., is a Senior Managing  Director of MacKay;  Lou Cohen,  CFA, is a Managing
Director of MacKay;  Michael Kimble,  CFA, is a Managing Director of MacKay; and
Taylor Wagensell is a Managing  Director of MacKay.  Each portfolio  manager has been with MacKay since  October of 2004,  at which time MacKay  acquired  Pareto
Partners'  ("Pareto") high yield investment team. Prior thereto,  each portfolio manager had been an employee of Pareto since 2000.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to MacKay.

Securities Selection

The MacKay High Yield Active Core  Investment  Team  consists of four  portfolio managers,  supported by two dedicated senior credit analysts and two traders who also perform credit and  quantitative  analysis.  The portfolio  management team follows an  investment  process  that  utilizes a bottom-up  security  selection strategy,  augmented by macroeconomic analysis. The initial credit screen, which consists of a multi-factor  progression  of both  quantitative  and  qualitative
characteristics,   is  the  most  important  filter,  and  identifies   security
candidates for further  in-depth  analysis.  Securities  also are subjected to a payoff  analysis,  seeking to identify those bonds within the capital  structure that have the most  attractive  profile  and to  eliminate  bonds with  inferior return  prospects  relative to the risk of loss. The portfolio  management  team also utilizes extensive proprietary fundamental credit analysis to determine the creditworthiness  of each company and  evaluates  each bond on a relative  value basis.

MGI US Short Maturity Fixed Income Fund

Fund Facts

Investment Objective     Safety of principal and a moderate level of income

Investment Category      Fixed Income Fund

Investment Focus         Fixed income securities of small U.S. issuers

Benchmark                Lehman Brothers Government/Credit 1-3 Year Bond(TM)Index

Investment Objective

The  investment  objective of the Fund is to provide  safety of principal  and a moderate level of income.

Principal Investment Strategies of the Fund

In seeking to achieve the Fund's investment objective, the Fund invests in fixed
income  securities  of  U.S.  issuers.   The  Fund  invests  primarily  in  U.S.
dollar-denominated,  investment grade bonds,  including  government  securities, corporate bonds,  and mortgage and asset backed  securities,  among others.  The
Fund's portfolio will typically have a duration of one to three years.  Duration measures the potential volatility of the price of a bond or a portfolio of bonds prior to  maturity.  Duration is the  magnitude of the change in price of a bond relative to a given change in the market interest rate. Generally,  the price of a bond with a shorter  duration  will be less  sensitive  to changes in interest rates than the price of a bond with a longer duration.

Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus borrowings for investment purposes,  if any) in fixed income securities of
U.S. issuers.  If the Fund changes this investment  policy, the Fund will notify shareholders at least 60 days in advance of the change.

The Subadvisor

Aberdeen  Asset  Management,  Inc.  ("AAMI"),  located  at 1735  Market  Street,
Philadelphia,  Pennsylvania 19103, serves as the subadvisor to the Fund. AAMI is a direct, wholly-owned subsidiary of Aberdeen Asset Management PLC ("Aberdeen"),
and  was  incorporated  in  1993.  AAMI  provides   investment   management  and
administrative  services to U.S. and Canadian registered investment companies, a variety of private funds, as well as a diverse range of  institutional  clients.
As of June 30,  2006,  AAMI  managed  approximately  $[__]  billion  in  assets.
Aberdeen is a United Kingdom  corporation that is the parent company of an asset management group managing  approximately $[__] billion of assets, as of June 30,
2006, for pension funds, financial institutions, investment trusts, unit trusts,
U.S. registered investment  companies,  offshore funds,  charities,  and private clients. The individuals  identified below as the Fund's portfolio managers have been managing U.S. tax-exempt assets since 1979.

AAMI  manages the Fund using a team  approach.  The  following  individuals  are jointly and primarily  responsible  for the day-to-day  management of the Fund's portfolio:

          Gary W. Bartlett, CFA. Mr. Bartlett has served as the Chief Investment
          Officer of AAMI since 2005; prior thereto,  he was a Managing Director and the Chief  Investment  Officer of Deutsche  Investment  Management
          Americas ("DIMA"), which he joined in 1992.

          Warren A. Davis. Mr. Davis has been a Senior Portfolio Manager of AAMI since 2005; prior thereto,  he was a Managing  Director of DIMA, which he joined in 1995.

          Thomas J. Flaherty.  Mr. Flaherty has been a Senior Portfolio  Manager of AAMI since 2005; prior thereto, he was a Managing Director of DIMA, which he joined in 1995.

          J.  Christopher  Gagnier.  Mr.  Gagnier  has been a  Senior  Portfolio
          Manager of AAMI since 2005; prior thereto,  he was a Managing Director of DIMA, which he joined in 1997.

          William T. Lissenden.  Mr.  Lissenden has been a Portfolio  Manager of
          AAMI since 2005;  prior thereto,  he was a Director of DIMA,  which he joined in 2002.  From 2000 to 2002,  Mr.  Lissenden was a fixed income strategist and director of research at Conseco Capital Management.

          Daniel R. Taylor,  CFA. Mr. Taylor has been a Senior Portfolio Manager of AAMI since 2005; prior thereto, he was a Managing Director of DIMA, which he joined in 1998.

          Timothy C. Vile. Mr. Vile has been a Senior Portfolio  Manager of AAMI since 2005; prior thereto,  he was a Managing  Director of DIMA, which he joined in 1991.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other  accounts  managed  by each  portfolio  manager,  and  each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to AAMI.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation following the Acquisition, other accounts managed by each portfolio manager,  and each portfolio  manager's ownership of the securities in the Fund, if any.

Securities Selection

AAMI  approaches  fixed  income  management  from a  bottom-up,  relative  value perspective,  seeking to  identify  bonds that are  priced  inefficiently.  AAMI believes that interest rate  forecasts are unreliable and strives to maintain an average  portfolio  duration that is equal to that of the benchmark,  the Lehman
Brothers Government/Credit 1-3 Year Bond Index. An intrinsic value is calculated for each bond, based on analysis by AAMI of the issue's credit worthiness,  cash flow, and liquidity.

The investment process is driven by security selection. AAMI analyzes the market to identify  bonds that are  considered  to be  undervalued.  AAMI  determines a target  price for each bond,  and  purchases  those  bonds  that,  in the firm's judgment,  are  undervalued  when compared  with the market  price.  If a bond's intrinsic  value is lower than the current market yield,  the bond is considered for purchase.  When a bond's market yield  approaches its intrinsic  value,  the bond is considered for sale.

Additional Risks

All investment  securities are subject to inherent market risks and fluctuations in value due to earnings,  economic, and political conditions and other factors.
These risks  could  adversely  affect the net asset value and total  return of a
Fund, the value of a Fund's  investments and your  investment in a Fund.  Please see "Principal  Risks" in the "Summary of the Funds" earlier in this  prospectus for a description of the principal risks of investing in the Funds.

The following are  descriptions  of the secondary risks of some of the Funds, as indicated  below.  Risks with an asterisk are further  described  in  "Principal
Risks":

Convertible           The  domestic  equity  Funds,  the MGI Non-US Core
Securities Risk       Equity Fund, and the MGI Core Opportunistic  Fixed
                      Income Fund may invest in  convertible  securities
                      (preferred  stocks,  debt  instruments,  and other
                      securities  convertible  into common  stocks) that
                      may offer  higher  income  than the common  stocks
                      into   which  the   convertible   securities   are
                      convertible  or  exchangeable.  While  convertible
                      securities   generally  offer  lower  yields  than
                      non-convertible   debt   securities   of   similar
                      quality, the prices of convertible  securities may
                      reflect  changes in the  values of the  underlying
                      common stocks into which such debt  securities are
                      convertible  or  exchangeable.  As a general rule,
                      convertible  securities  entail  less risk than an
                      issuer's   common  stock,   although   convertible
                      securities   usually  have  less   potential   for
                      appreciation in value than common stock.

Derivatives Risk      The Funds may engage in a variety of  transactions
                      involving derivatives,  such as futures,  options,
                      warrants,  and  swap  contracts.  Derivatives  are
                      financial instruments,  the value of which depends
                      upon, or is derived  from,  the value of something
                      else, such as one or more underlying  investments,
                      pools of investments,  indexes,  or currencies.  A
                      subadvisor  may use  derivatives  both for hedging
                      and   non-hedging   purposes,   although   it   is
                      anticipated  that  the use of  derivatives  within
                      the   Funds   will   generally   be   limited   to
                      maintaining  exposure to certain  market  segments
                      or  asset   classes,   or   facilitating   certain
                      portfolio     transactions.     Investments     in
                      derivatives   may  be  applied  toward  meeting  a
                      requirement  to  invest  in a  particular  kind of
                      investment  if  the   derivatives   have  economic
                      characteristics similar to that investment.

                      Derivatives  involve  special risks and may result
                      in  losses.  The  successful  use  of  derivatives
                      depends on the ability of a  subadvisor  to manage
                      these  sophisticated  instruments.  The  prices of
                      derivatives  may  move in  unexpected  ways due to
                      the use of leverage or other  factors,  especially
                      in unusual  market  conditions,  and may result in
                      increased  volatility.   For  further  information
                      about the risks of derivatives, see the SAI.

Emerging Markets      The MGI  Non-US  Core  Equity  Fund may  invest in
Investments Risk*     emerging   markets   securities.   The  prices  of
                      emerging  markets  securities may be more volatile
                      than the prices of other foreign investments,  and
                      investments  in these  securities  may  present  a
                      greater risk of loss.

Foreign Investments   The   domestic   equity   Funds   may   invest  in
Risk*                 securities  of non-U.S.  issuers and in Depositary
                      Receipts  of  non-U.S.  companies.   Investing  in
                      foreign    securities,     including    Depositary
                      Receipts,   typically  involves  more  risks  than
                      investing  in U.S.  securities.  These  risks  can
                      increase  the  potential  for  losses in the Funds
                      and  affect   their   respective   share   prices.
                      Generally,  securities of many foreign issuers may
                      be  less  liquid,  and  their  prices  may be more
                      volatile,  than the securities of comparable  U.S.
                      issuers.

High Yield            Securities  rated  "BB" or below by S&P or "Ba" or
Securities Risk*      below  by  Moody's  are  known  as  "high   yield"
                      securities  and are commonly  referred to as "junk
                      bonds".  These securities  involve greater risk of
                      loss  due to  credit  deterioration  and are  less
                      liquid,  especially  during  periods  of  economic
                      uncertainty  or change,  than higher  quality debt
                      securities.     Lower-rated     debt    securities
                      generally  have a higher  risk that the  issuer of
                      the  security  may default  and not make  required
                      payments of interest or principal.

Mortgage-Backed and   The   fixed    income    Funds   may   invest   in
Asset-Backed          mortgage-backed   and   asset-backed   securities.
Securities Risk       Mortgage-backed    securities    are    securities
                      representing   interests   in  pools  of  mortgage
                      loans.   These   securities    generally   provide
                      holders with payments  consisting of both interest
                      and principal as the  mortgages in the  underlying
                      mortgage  pools are paid off. When interest  rates
                      fall,  borrowers may refinance or otherwise  repay
                      principal   on  their   mortgages   earlier   than
                      scheduled.  When this  happens,  certain  types of
                      mortgage-backed  securities  will be paid off more
                      quickly than  originally  anticipated,  and a Fund
                      may be  forced to  reinvest  in  obligations  with
                      lower yields than the original obligations.

                      Asset-backed  securities  are securities for which
                      the  payments of  interest  and/or  principal  are
                      backed by loans,  leases,  and other  receivables.
                      Asset-backed  securities  are  subject  to many of
                      the  same   types  of  risks  as   mortgage-backed
                      securities.  In addition,  issuers of asset-backed
                      securities  may have  limited  ability  to enforce
                      the security  interest in the  underlying  assets,
                      and credit  enhancements  provided  to support the
                      securities,  if any, may be  inadequate to protect
                      investors in the event of default.

Securities Lending    The Funds  may lend  their  portfolio  securities.
                      Securities  will be loaned  pursuant to agreements
                      requiring that the loans be  continuously  secured
                      by   collateral   in   cash,    short-term    debt
                      obligations,   government  obligations,   or  bank
                      guarantees  at least  equal to the  values  of the
                      portfolio  securities  subject to the  loans.  The
                      Funds  bear  the risk of loss in  connection  with
                      the  investment  of any cash  collateral  received
                      from the borrowers of their securities.

Small and Medium      The MGI US Large Cap  Growth  Equity  Fund and the
Capitalization        MGI US Large Cap Value  Equity  Fund may invest in
Stock Risk*           securities  of  small  and  medium  capitalization
                      companies.  These  securities  may be  subject  to
                      more abrupt or erratic  movements than  securities
                      of   larger    companies,    may   have    limited
                      marketability,   and  may  be  less   liquid  than
                      securities with larger capitalizations.

Value Stock Risk*     The MGI  Non-US  Core  Equity  Fund may  invest in
                      value  stocks.  A  particular  value stock may not
                      increase   in  price,   as   anticipated   by  the
                      subadvisor.   Also,   cyclical   stocks   tend  to
                      increase  in value more  quickly  during  economic
                      upturns  than  non-cyclical  stocks,  but cyclical
                      stocks  also tend to lose  value  more  quickly in
                      economic downturns.

Cash and Short-Term Investments

Although each Fund generally expects to be fully invested in accordance with its investment  strategies as described in this prospectus,  the Funds may also hold cash and short-term  instruments for temporary or defensive purposes,  including in  anticipation  of  redemptions  or prior to  investment of deposits and other proceeds in accordance with the Funds' investment  objectives and policies.  The types of short-term instruments in which the Funds may invest for such temporary purposes include short-term  fixed-income  securities (such as securities issued or  guaranteed  by the U.S.  government  or its agencies or  instrumentalities), money market mutual funds, repurchase agreements,  certificates of deposit, time deposits and bankers'  acceptances of certain qualified financial  institutions, corporate commercial paper, and master demand notes.

When a Fund takes  temporary  defensive  positions by increasing its holdings in cash,  money market  instruments,  or  repurchase  agreements,  the Fund may not participate  in market  advances  or  declines  to the same extent that the Fund would if it remained more fully invested in portfolio  securities.  In addition, the Fund might not achieve its investment objective.

The Funds also may invest in futures  contracts  and pools of futures  contracts that are  intended to provide a Fund with  exposure to certain  markets or asset classes.  From time to time,  the  Funds  also may hold  short-term  instruments denominated in currencies other than the U.S. dollar.

Additional Information

Commodity Pool Operator  Exemption.  The Trust has claimed an exclusion from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act (the "CEA"), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Selective Disclosure of Portfolio Holdings

The Funds have adopted policies and procedures with respect to the disclosure of their  portfolio  securities.  A description of these policies and procedures is available in the SAI.

Who Manages the Funds

Investment Advisor and the Subadvisors

Mercer Global Investments,  Inc. (the "Advisor"), a Delaware corporation located at Investors Way, Norwood, Massachusetts 02062, serves as the investment advisor to the Funds.  The Advisor is an indirect,  wholly-owned  subsidiary  of Marsh &
McLennan Companies, Inc. The Advisor is registered as an investment advisor with the U.S.  Securities  and Exchange  Commission  (the  "SEC").  The Advisor is an
affiliate of Mercer  Investment  Consulting,  Inc.  ("Mercer IC"), an investment
consultant  with  more  than  30  years'  experience   reviewing,   rating,  and
recommending investment managers for institutional clients.

The Advisor has overall  supervisory  responsibility  for the general management and investment of each Fund's securities  portfolio,  and, subject to review and approval  by the Board of  Trustees  of the Trust  (the  "Board"):  (i) sets the
Funds' overall investment  strategies;  (ii) evaluates,  selects, and recommends subadvisors to manage all or part of the Funds' assets;  (iii) when appropriate, allocates and reallocates the Funds' assets among subadvisors; (iv) monitors and evaluates the performance of subadvisors,  including the subadvisors' compliance with the investment objectives, policies, and restrictions of the Funds; and (v)
implements  procedures  to ensure  that the  subadvisors  comply with the Funds'
investment objectives, policies, and restrictions.

When identifying  possible  subadvisors,  the Advisor typically (but not always)
begins  with a universe  of  investment  managers  rated  highly by the  Manager
Research Group of Mercer IC (the "Mercer Research  Group").  The Group evaluates each investment  manager based upon both  quantitative and qualitative  factors, including:  an assessment of the strength of the overall  investment  management organization; the people involved in the investment process; the appropriateness of the investment product and its composites;  and an analysis of the investment
manager's  investment   philosophy  and  process,   risk-adjusted   performance,
consistency of performance,  and the style purity of the product.  The Advisor's portfolio  management  team  reviews  each  manager  that is highly rated by the
Mercer Research Group, and creates a short list for further analysis. Short-list candidates are  scrutinized to evaluate  performance  and risk  characteristics, performance in up and down markets,  investment styles,  and  characteristics of the securities held in the portfolio.  The Advisor's  portfolio  management team then conducts off-site and on-site due diligence visits to meet the subadvisors'
portfolio management teams. The list of candidates is further narrowed, and each potential  subadvisor,  in combination  with the existing  subadvisor(s)  of the portfolio,  is analyzed using proprietary tools. The most compatible  subadvisor candidates are then put through an on-site  compliance  review  conducted by the
Advisor's  compliance  staff.  Results are shared with the  Advisor's  portfolio management team, after which the final selection of the subadvisor is made.

The Advisor also  considers the Mercer  Research  Group's  ratings of investment managers  when  contemplating  the  termination  of a  subadvisor.  Although the recommendations of the Mercer Research Group are given substantial weight in the decision-making  process,  the Advisor's portfolio  management team performs its own analysis of potential and existing subadvisors and is ultimately responsible for selecting or  terminating a  subadvisor.  Therefore,  there is a possibility that the Advisor's  decision with respect to a particular  subadvisor may differ from recommendations made by the Mercer Research Group.

The Advisor manages the Funds based on the philosophy and belief that portfolios
that  are  advised  by  appropriately   constructed   combinations  of  quality,
asset-class  specialist investment managers can generally be expected to provide consistent,  above-average  performance over time. Ravi  Venkataraman,  CFA, and
Christopher  Ray,  CFA, are  responsible  for  establishing  the Funds'  overall investment strategies and evaluating and monitoring the subadvisors managing the
Funds. Mr.  Venkataraman,  the Chief Investment Officer of the Advisor, has over sixteen years of consulting and  investment  advisory  experience.  Prior to his current role, Mr. Venkataraman led the investment consulting practice for Mercer
IC in the northeast region of the United States and assisted some of Mercer IC's largest institutional clients in building multi-manager portfolios. As the Chief
Investment  Officer  of  the  Advisor,  Mr.  Venkataraman  leads  the  portfolio management  team  and  chairs  the  Investment  Committee,  which  develops  the philosophy  and  establishes  investment  policies for the business.  Mr. Ray, a
Senior Portfolio  Manager of the Advisor,  has over nineteen years of investment management  experience.  He has  previously  served as a senior vice  president, consultant  relations  manager,  and  fixed  income  portfolio  manager  with  a diversified mutual fund company.

The Funds pay the Advisor  fees for  managing  the Funds'  investments  that are calculated as a percentage of the Funds' assets under management.  The following represents the total advisory fees payable by the Funds:

Funds                                         Investment Advisory Fee*
                                                          Assets in excess
                                          Assets up to           of
                                          $750 million      $750 million

MGI US Large Cap Growth Equity Fund          0.55%             0.53%
MGI US Large Cap Value Equity Fund           0.53%             0.51%
MGI US Small/Mid Cap Growth Equity Fund      0.90%             0.90%
MGI US Small/Mid Cap Value Equity Fund       0.90%             0.90%
MGI Non-US Core Equity Fund                  0.75%             0.73%
MGI Core Opportunistic Fixed Income Fund     0.35%             0.33%
MGI High Yield Fixed Income Fund              [__]              [__]
MGI US Short Maturity Fixed Income Fund      0.25%             0.23%

*    Consists of the total advisory fee payable by the Funds to the Advisor. The
     Advisor is responsible for paying the subadvisory fees.

The Trust,  with  respect to each Fund,  and the  Advisor  have  entered  into a written contractual fee waiver and expense reimbursement agreement (the "expense reimbursement  agreement")  pursuant  to which the Advisor has agreed to waive a portion of its fees and/or to reimburse  expenses to the extent that each Fund's expenses  otherwise would exceed the "Net Expenses" rates for the Class S shares of the Fund, as shown in the Annual Fund Operating  Expenses table  contained in the  "Summary  of the  Funds"  in  this  prospectus.  Pursuant  to  the  expense reimbursement  agreement,  the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such  reimbursement  of the Advisor by each Fund will not cause the Fund to exceed any  applicable  expense  limitation  that is in place for the Fund.  The expense  reimbursement  agreement  will remain in effect through March 31, 2007, and will continue in effect from year to year  thereafter  unless  terminated by the Trust or the Advisor.

The  Advisor  has  entered  into   subadvisory   agreements  (the   "Subadvisory
Agreements")  with  the  subadvisors  pursuant  to  which  the  subadvisors  are compensated out of the investment  advisory fees that the Advisor  receives from the Funds. The current  subadvisors to the Funds are identified under "Principal
Investment Strategies and Risks" of this prospectus.

A  discussion  regarding  the basis for the Board's  approval of the  investment advisory agreement with the Advisor and each Subadvisory  Agreement is available in the Funds'  semi-annual report to shareholders for the period ended September
30, 2005.

The Trust and the Advisor  have  obtained  an  exemptive  order (the  "Exemptive
Order") from the SEC that permits the Trust and the Advisor,  subject to certain conditions and approval by the Board, to hire and retain  subadvisors and modify subadvisory  arrangements  without  shareholder  approval.  Under the  Exemptive
Order,  the  Advisor  may act as a manager  of  managers  for all or some of the
Funds, and the Advisor supervises the provision of portfolio management services to those Funds by the subadvisors.  The Exemptive Order allows the Advisor:  (i)
to continue the  employment  of an existing  subadvisor  after events that would otherwise  cause an automatic  termination  of a subadvisory  agreement with the subadvisor;  and (ii) to reallocate  assets among  existing or new  subadvisors.
Within 90 days of retaining new  subadvisors,  the affected  Fund(s) will notify shareholders of the changes. The Advisor has ultimate responsibility (subject to oversight by the Board) to oversee the  subadvisors  and recommend their hiring, termination,  and replacement.  The Exemptive Order also relieves the Funds from disclosing  certain fees paid to  non-affiliated  subadvisors in documents filed with the SEC and provided to shareholders.

The SEC has proposed a rule (the "Manager of Managers  Rule") under the 1940 Act that would permit investment companies, such as the Trust, to utilize manager of managers  structures  without exemptive relief. The proposed Manager of Managers
Rule contains  provisions  that are similar to the  conditions  contained in the
Exemptive  Order.  If the  Manager of Managers  Rule is adopted by the SEC,  the
Trust will operate in accordance with the Rule, rather than the Exemptive Order.

Administrative Services

Investors Bank & Trust Company (the  "Administrator"),  located at 200 Clarendon
Street, Boston, Massachusetts,  is the administrator of the Funds. The Funds pay the  Administrator  at the following annual contract rates of the Funds' average daily net assets for external  administrative  services:  Fund assets up to $300 million,  0.055 of 1%, and Fund assets in excess of $300  million,  0.050 of 1%.
These  external  administrative  services  include  fund  accounting,  daily and ongoing maintenance of certain Fund records, calculation of the Funds' net asset values (the "NAVs"), and preparation of shareholder reports.

The Advisor  provides certain  internal  administrative  services to the Class S shares  of the  Funds,  for  which the  Advisor  receives  a fee of 0.15% of the average  daily net  assets of the Class S shares of the  Funds.  These  internal
administrative   services  include  attending  to  shareholder   correspondence,
requests and inquiries,  and other  communications with shareholders;  assisting with exchanges and with the  processing of purchases and  redemptions of shares;
preparing  and  disseminating  information  and  documents for use by beneficial shareholders;  and  monitoring and overseeing  non-advisory  relationships  with entities providing services to the Class S shares, including the transfer agent.
From time to time,  payments  may be made to  affiliates  of the  Advisor by the
Funds or the Advisor, out of the Advisor's own resources,  for services provided by those affiliates.

Pricing of Fund Shares

The price of each Fund's  shares is based on its NAV.  The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its  outstanding  shares.  Shares  are only  valued as of the close of regular  trading on the New York Stock  Exchange (the  "Exchange")  each day the
Exchange is open. The Exchange  normally is not open, and the Funds do not price their shares, on most national holidays and on Good Friday.

Each Fund  values  its  investments  for which  market  quotations  are  readily available at market value.  Each Fund values  short-term  investments  that will mature within 60 days at amortized cost, which  approximates  market value. Each
Fund values all other investments and assets at their fair value.

The Funds translate prices for their  investments  quoted in foreign  currencies into U.S. dollars at current  exchange rates. As a result,  changes in the value of those  currencies  in  relation  to the U.S.  dollar may affect a Fund's NAV.
Because foreign  markets may be open at different  times than the Exchange,  the value of a Fund's  shares may change on days when  shareholders  are not able to buy or sell them. If events materially  affecting the values of a Fund's foreign investments  (in the opinion of the Advisor and the  subadvisors)  occur between the close of foreign  markets and the close of regular  trading on the Exchange, or if  reported  prices are  believed by the  Advisor or the  subadvisors  to be unreliable, these investments will be valued at their fair value. In the future, the  Funds  may rely on  third-party  pricing  vendors  to  monitor  for  events materially  affecting the values of the Funds'  foreign  investments  during the period between the close of foreign  markets and the close of regular trading on the Exchange.  If events occur that  materially  affect the values of the Funds'
foreign investments, the third-party pricing vendors will provide revised values to the Funds.

If market  quotations  are not  readily  available  for a Fund's  investment  in
domestic  securities,   such  as  restricted  securities,   private  placements,
securities for which trading has been halted (as a result of a significant event such as a merger, bankruptcy, or other significant issuer-specific development), or other illiquid  securities,  these  investments  will be valued at their fair value.  While  fair  value  pricing  may be more  commonly  used with the Funds'
foreign  investments,  fair  value  pricing  also  may  be  used  with  domestic securities, where appropriate.

The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using  closing  market  prices.
Also, due to the subjective  nature of fair value pricing,  a Fund's value for a particular security may be different from the last quoted market price.

Class S Shares

This prospectus offers you Class S shares of the Funds. Class S shares generally are available only to persons  making a minimum  $10,000  investment,  including retail  investors and retirement and other  institutional  investors that do not meet the  minimum  investment  requirements  for  investing  in the three  other classes of shares of the Funds  (Class  Y-1,  Class Y-2,  or Class Y-3  shares).
Class S shares do not assess an initial or contingent  deferred sales charge. As discussed below, Class S shares are subject to a 12b-1 fee of 0.25%. In the case of Class S shares,  shareholder  servicing  is  performed  by Mercer  and/or its affiliates,  and the Class S shares pay an internal administrative fee for these services.  The  class of  shares  that is best for you  depends  on a number  of factors,  such as  whether  you are a  retirement  plan or  non-retirement  plan investor,  the amount you intend to invest,  and the level of services  that you desire. Please consult the Advisor, your plan administrator or recordkeeper,  or your financial advisor,  to confirm that Class S shares are most appropriate for you.

Distribution and Service (12b-1) Plan

The Funds have adopted a plan of distribution  and service,  or "12b-1 plan," to finance the provision of certain marketing services and shareholder  services to owners of Class S shares of the Funds.  The plan provides for payments at annual rates  (based on  average  net  assets)  of up to 0.25% of each  Fund's  Class S shares.  These fees are used to pay fees to  financial  intermediaries,  such as qualified dealers and retirement recordkeepers,  for providing certain marketing and shareholder  services.  Because these fees are paid out of the Funds' assets or income on an ongoing  basis,  over time these fees will  increase the cost of your investment  (reducing the return of your  investment) and may cost you more than paying other types of sales charges.  For investors in defined contribution plans administered by Mercer HR Services LLC ("Mercer  Services"),  an affiliate of the Advisor that provides  administrative services to retirement plans, these fees  may be  paid to  Mercer  Services.  Also,  these  fees  may be paid to the
Advisor,  or to Mercer  Securities,  a  division  of MMC  Securities  Corp.,  an affiliate of the Advisor,  in connection with their providing marketing services for the Class S shares of the Funds.

Purchasing Class S Shares

The Funds sell their  Class S shares at the  offering  price,  which is the NAV.
Class S shares may not be  available  through  certain  financial  advisors  and retirement plan administrators or recordkeepers.

Class S shares may be  purchased  through  your  financial  advisor or  directly through PFPC Inc., the Funds' transfer agent (the "transfer agent"),  located at
PO  Box  9811,  Providence,  Rhode  Island  02940-8011.  If  you  are a  defined contribution  retirement plan, Class S shares also may be purchased through your retirement plan  administrator  or  recordkeeper.  Your financial  advisor,  the
Funds' transfer agent or your retirement plan administrator or recordkeeper,  as applicable,  generally must receive your completed buy order before the close of regular  trading  on the  Exchange  for your  shares to be bought at that  day's offering  price.  Your financial  advisor or retirement  plan  administrator  or recordkeeper,  as applicable,  will be responsible  for furnishing all necessary documents to the Funds' transfer  agent,  and may charge you for these services.
If you wish to purchase Class S shares directly from the Funds, you may complete an order form and write a check for the  amount of Class S shares  that you wish to buy, payable to the Trust.  Return the completed form and check to the Funds'
transfer agent.

A Fund may accept orders to purchase Fund shares in-kind with securities, rather than with  cash,  when  consistent  with the  Fund's  investment  objective  and policies.  Acceptance of such  purchases  will be at the  Advisor's  discretion.
Contact the Advisor for further information.

The Funds may  periodically  close to new  purchases  of  shares.  The Funds may refuse any order to buy shares if the Funds and the Advisor determine that doing so would be in the best interests of the Funds and their shareholders.

Customer Identification

Mutual  funds must  obtain  and verify  information  that  identifies  investors opening new accounts.  If a Fund is unable to collect the required  information, the Fund or its agents may not be able to open a Fund  account.  Investors  must provide their full name, residential or business address, social security or tax identification  number,  and date of birth (as  applicable).  Entities,  such as trusts,  estates,  corporations,  and  partnerships,  must  also  provide  other identifying  information.  The  Funds  or their  agents  may  share  identifying information with third parties for the purpose of verification. If a Fund or its agents cannot verify identifying  information after opening an account, the Fund reserves the right to close the account.

Selling Class S Shares

You can sell your Class S shares  back to the Funds on any day the  Exchange  is open,  through  the  Advisor,  your plan  administrator  or  recordkeeper,  your financial advisor or directly to the Funds,  depending upon through whom and how you own your Class S shares.  Payment for redemption may be delayed until a Fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

Selling Class S Shares through Your Financial Advisor

Your  financial  advisor  must  receive  your  request to sell Class S shares in proper  form  before the close of regular  trading  on the  Exchange  for you to receive  that  day's  NAV.  Your  financial  advisor  will  be  responsible  for furnishing  all  necessary  documents to the Funds'  transfer  agent on a timely basis and may charge you for his or her services.

Selling Class S Shares Directly to the Funds

The Funds'  transfer  agent must  receive your request to sell Class S shares in proper  form  before the close of regular  trading on the  Exchange  in order to receive that day's NAV.

By mail. Send a letter of instruction  signed by all registered  owners or their legal representatives to the Funds' transfer agent.

By  telephone.  You may use the Funds'  transfer  agent's  telephone  redemption privilege to redeem Class S shares valued at less than $100,000  unless you have notified the Funds'  transfer agent of an address change within the preceding 15 days, in which case other requirements may apply.  Unless you indicate otherwise on the account  application,  the Funds'  transfer  agent will be  authorized to accept redemption instructions received by telephone.

The telephone redemption privilege may be modified or terminated without notice.

Additional Requirements

In certain  situations,  for example, if you sell Class S shares with a value of
$100,000  or more,  the  signatures  of all  registered  owners  or their  legal representatives  must be guaranteed by a bank,  broker-dealer,  or certain other financial institutions.  In addition, the Funds' transfer agent usually requires additional  documents  for  the  sale  of  Class  S  shares  by  a  corporation,
partnership,   agent  or  fiduciary,  or  a  surviving  joint  owner.  For  more information  concerning  the  relevant  signature  guarantee  and  documentation requirements, contact the Funds' transfer agent.

Payments by the Funds

Each Fund  generally  sends you payment for your Class S shares the business day after your  request is  received.  Under  unusual  circumstances,  the Funds may suspend redemptions,  or postpone payment for more than seven days, as permitted by federal securities law.

Redemptions by the Funds

Each Fund  reserves the right to pay  redemptions  "in-kind"  (i.e.,  payment in securities  rather  than  cash) if the value of the Class S shares  that you are redeeming  is large enough to affect a Fund's  operations  (for  example,  if it represents  more than $250,000 or 1% of a Fund's  assets).  In these cases,  you might incur brokerage costs converting the securities to cash.

The Funds also reserve the right to close any account if the account value falls below  the  Funds'  minimum  account  level or if you are  deemed  to  engage in activities  that are illegal (such as late trading) or otherwise  believed to be detrimental to the Funds (such as market timing) to the fullest extent permitted by law. The 2.00%  short-term  trading fee will apply to  redemptions  of shares that have been held less than 30 days, including  redemptions  described in this section.

Exchanging Class S Shares

If you want to switch your  investment  from one Fund to another  Fund,  you can exchange  your Class S shares of the Fund for the Class S shares of another Fund at NAV. If you hold your Class S shares through a financial advisor, contact the financial  advisor  regarding the details of how to exchange your shares. If you
hold  your  Class  S  shares  through  a  retirement  plan,   contact  the  plan
administrator or recordkeeper for details of how to exchange your shares. If you hold your Class S shares  directly with the Funds,  contact the Funds'  transfer agent,  and  complete  and  return  an  Exchange  Authorization  Form,  which is available from the transfer agent. A telephone  exchange  privilege is currently available for amounts up to $500,000.  Ask the Advisor,  your financial advisor, your plan  administrator  or  recordkeeper,  or the Funds'  transfer agent for a prospectus of the Funds.

Some Funds may not be available in all states.

The exchange privilege is not intended as a vehicle for short-term  trading.  As described  above,  excessive  exchange  activity may  interfere  with  portfolio management  and have an adverse  effect on all  shareholders.  In order to limit excessive  exchange  activity and otherwise to promote the best interests of the
Funds,  each Fund will  impose a  short-term  trading  fee of 2.00% of the total exchange amount  (calculated at market value) on exchanges of shares held for 30 days or less. Administrators, trustees, or sponsors of retirement plans also may impose short-term trading fees.

The Funds also reserve the right to revise or terminate the exchange  privilege, limit the amount or number of exchanges,  or reject any exchange.  The Fund into which you would like to exchange  also may reject your  exchange.  These actions may apply to all shareholders or only to those  shareholders whose exchanges the
Funds or the Advisor determines are likely to have a negative effect on the Fund or the other Funds.  Consult the Funds, the Advisor,  or your plan administrator or recordkeeper before requesting an exchange.

Frequent Trading of Fund Shares

The  Funds,  the  Advisor,  and  MGI  Funds  Distributors,   Inc.,  the  Trust's
distributor (the "Distributor"),  reserve the right to reject any purchase order for any  shares  of any class of the  Funds  for any  reason.  The Funds are not designed to serve as vehicles  for  frequent  trading in response to  short-term fluctuations in the securities markets. Accordingly,  purchases, including those that  are part of  exchange  activity,  that  the  Funds,  the  Advisor,  or the
Distributor  has determined  could involve actual or potential harm to the Funds may be  rejected.  Frequent  trading  of  Fund  shares  may  lead  to  increased transaction  costs  to the  Funds,  less  efficient  management  of  the  Funds'
portfolios (by disrupting portfolio investment strategies), and taxable gains to the  remaining  shareholders,  resulting  in dilution of the value of the shares held by long-term shareholders. The MGI Non-U.S. Core Equity Fund may be subject to the risk of one form of frequent  trading called time-zone  arbitrage,  where shareholders of the Fund seek to take advantage of time-zone differences between the close of foreign markets in which the Fund's securities trade, and the close of U.S. markets. Arbitrage opportunities may also occur in Funds that hold small capitalization securities (such as the MGI U.S. Small/Mid Cap Growth Equity Fund and MGI U.S.  Small/Mid  Cap  Value  Equity  Fund) or in Funds  that  invest  in thinly-traded  securities (such as high yield  securities,  which may be held by the MGI Core Opportunistic Fixed Income Fund and the MGI High Yield Fixed Income
Fund).

Because the Funds are designed for long-term shareholders, the Board has adopted the following  policies and  procedures  that are designed to restrict  frequent purchases  and  redemptions  of the  Funds'  shares.  Each  Fund  will  impose a short-term  trading fee of 2.00% of the total redemption  amount  (calculated at market value) if you sell or exchange your shares after holding them for 30 days or less.  The  short-term  trading  fee is paid  directly  to the  Funds  and is designed  to offset  brokerage  commissions,  market  impact,  and  other  costs associated with short-term trading. The short-term trading fee will not apply in the following  circumstances:  redemptions  to pay  distributions  or loans from certain defined contribution plans; redemptions for loan repayment;  redemptions from certain omnibus accounts;  redemptions in the event of shareholder death or post-purchase  disability;  redemptions made as part of a systematic  withdrawal plan;  transactions in defined  contribution  plans for which Mercer Services is not the administrator; redemptions by the MGI Collective Trust; and transactions for a discretionary  investment management client of the Advisor when the client has provided the Advisor with  advance  notice of a planned  redemption  and the
Advisor  retains  discretion  to effect the  redemption on behalf of the client.
Furthermore,  exchanges by plan participants in defined  contribution  plans for which Mercer  Services is the  administrator  will be subject to the  short-term trading fee only with respect to shares that were purchased by exchange  (rather than by  contribution).  For  purposes of  determining  whether  the  short-term trading fee  applies,  the shares  that were held the  longest  will be redeemed first. Administrators, trustees, or sponsors of retirement plans also may impose short-term trading fees. Please see the SAI for details.

In addition to the  short-term  trading fee, the Board has adopted the following additional  policies and procedures.  Any shareholder  that is confirmed to have initiated four or more round trips (via exchanges or redemptions),  all equal to or  greater  than  $10,000  in value  within a 180-day  period,  will  receive a warning.  If  subsequent  activity of two or more round trips occurs  within 180 days, the shareholder's  exchange privilege will be revoked, and the shareholder will not be permitted to purchase additional shares of the Funds. These policies do  not  apply  to the  MGI  Collective  Trust  or to  discretionary  investment management clients of the Advisor where the Advisor has discretion to effect the trade.

There is no assurance that these  policies and  procedures  will be effective in limiting  frequent  trading in all accounts.  For example,  the Funds may not be able to effectively monitor, detect, or limit short-term or excessive trading by underlying  shareholders  that occurs  through  omnibus  accounts  maintained by broker-dealers or other financial intermediaries.

As discussed in "Redemptions by the Funds" earlier in this prospectus, the Funds reserve the right to refuse future purchases or exchanges of shares of the Funds if you are deemed to be engaging in illegal activities (such as late trading) or otherwise detrimental to the Funds (such as market timing).

Fund Distributions and Taxes

Dividends and Distributions

Income  dividends  are  normally  declared  and paid once each year in December.
Capital gains, if any, are distributed annually. The amount of any distributions will  vary,  and  there  is no  guarantee  that a Fund  will pay  either  income dividends or capital gain distributions.

Classes with higher expenses are expected to have lower income dividends. If you are a retail  shareholder  of the Class S shares of a Fund, or an  institutional investor other than a retirement  plan,  you will receive  income  dividends and capital gains distributions in additional Class S shares of the Fund, unless you notify your  investment  professional  or the Fund in writing  that you elect to receive them in cash. Distribution options may be changed by retail shareholders and  institutional  shareholders  (other than  retirement  plans) at any time by requesting a change in writing.  All  dividends  and capital gain  distributions paid to retirement plan shareholders will be automatically reinvested. Dividends and distributions are reinvested on the reinvestment date at the net asset value determined at the close of business on that date.

If you are a taxable investor and invest in the Class S shares of a Fund shortly before the Fund makes a  distribution,  you may receive some of your  investment back in the form of a taxable distribution.

Taxes

Dividends and capital gains distributed by the Funds to tax-deferred  retirement plan accounts are not taxable currently.

In general,  if you are a taxable investor,  distributions by a Fund are taxable to you as either  ordinary  income or capital  gains.  This is true  whether you reinvest your  distributions  in additional Fund shares or receive them in cash.
Every  January,  you will  receive a  statement  that  shows  the tax  status of distributions  you  received for the previous  year.  Distributions  declared in
December but paid in January are taxable as if they were paid in December.

For  federal  income  tax  purposes,  if  you  are  a  taxable  investor,   Fund
distributions of short-term capital gains are taxable to you as ordinary income.
Fund  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends  designated by the Funds may be qualified dividend income eligible for taxation by individual  shareholders at long-term capital gains rates,  provided certain holding period requirements are met.

By law,  a Fund  must  withhold  a portion  of your  taxable  distributions  and redemption proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,

     o    certify that this number is correct,

     o    certify that you are not subject to backup withholding, and

     o    certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When  withholding is required, the amount will be 28% of any distributions or proceeds paid.

When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes,  an exchange of your Class S shares of one Fund for Class S shares of a  different  Fund is the  same  as a sale.  Generally,  exchanges  within  a tax-deferred  retirement  plan account will not result in a capital gain or loss for federal or state income tax purposes.  Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

If you are a taxable  investor,  Fund  distributions  and gains from the sale of your Fund shares  generally  are subject to state and local  taxes.  Any foreign taxes  that a Fund pays on its  investments  may be passed  through  to you as a foreign tax credit.  Non-U.S.  investors may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.  You should consult your tax advisor about the federal,  state, local, or foreign tax consequences of your investment in the Funds.

Financial Highlights

             [FINANCIAL HIGHLIGHTS TO BE INCLUDED IN 485(b) FILING]

                                    APPENDIX

                      SUPPLEMENTAL PERFORMANCE INFORMATION

                      Prior Performance of the Subadvisors

Because  the  employees  of certain  subadvisors  who will manage the Funds have advised other accounts in a substantially similar manner to the way in which the
Funds will be managed,  the following  supplemental  performance  information is being provided to assist prospective  investors in making an informed investment decision.  Certain  subadvisors  have managed private  investment  companies and certain  advisory  accounts  that  have  investment  objectives,  policies,  and strategies that are substantially similar, but not necessarily identical, to the investment objectives, policies, and strategies of the Funds.

For each  subadvisor,  we have presented prior  performance  information for all investment companies and advisory accounts with substantially similar investment objectives,  policies,  and strategies to the Funds  (together,  the "Subadvisor
Composites")  that  each  subadvisor  subadvises.   The  Advisor  requires  each
subadvisor  to  include  in its  Subadvisor  Composite  the  performance  of all
substantially   similar  advisory  accounts  and  investment  companies  of  the subadvisor to help ensure that the subadvisor is showing the  performance of all such  advisory  accounts  and  investment  companies,  and not  solely  the best performing advisory accounts and investment companies.  The Advisor has required that the  subadvisors  make certain  representations  concerning the appropriate presentation and calculation of the Subadvisor Composites' performance.

THE  SUBADVISOR  COMPOSITES'  PERFORMANCE IS NO GUARANTEE OF RESULTS IN MANAGING
THE FUNDS. THE SUBADVISOR COMPOSITES' PERFORMANCE FIGURES ARE NOT THE HISTORICAL
PERFORMANCE OF THE FUNDS,  ARE SEPARATE AND DISTINCT FROM THE FUNDS,  AND SHOULD
NOT  BE  CONSIDERED  AS  A  SUBSTITUTE  FOR  THE  FUNDS'  OWN  PERFORMANCE.  The
performance  of  the  Subadvisor   Composites  may  not  be  comparable  to  the
performance of the Funds because of the following:

     o    brokerage commissions and dealer spreads,

     o    expenses (including management fees),

     o    the size of the investment in a particular security in relation to the overall portfolio size,

     o    the  timing of  purchases  and sales  (including  the effect of market conditions at that time),

     o    the timing of cash flows into the portfolio, and

     o    the availability of cash for new investments.

The  performance of the Subadvisor  Composites also may not be comparable to the performance  of the Funds because the Subadvisor  Composites,  unlike the Funds, are not registered  under the 1940 Act, and,  consequently,  may not be required to:

     o    redeem shares upon request,

     o    meet certain diversification requirements, or

     o    comply  with the tax  restrictions  and  investment  limitations  that govern mutual funds.

The prior  performance of the Subadvisor  Composites has been  calculated net of fees  and  trading  expenses.  The  total  operating  fees and  expenses  of the
Subadvisor  Composites  may be lower than the total  operating  expenses  of the
Funds,  in which case the Subadvisor  Composites'  performance  shown would have been lower had the total  operating  expenses  of the Funds been used to compute the Subadvisor Composites' performance.

The table on the following  page shows the average  annual total returns of each
Subadvisor  Composite  for the periods  ended June 30, 2006.  Also  included for comparison are performance figures for each Fund's benchmark.

WHEN  CONSIDERING  THE  SUBADVISOR  COMPOSITES,  INVESTORS  SHOULD NOTE  UNUSUAL
SHORT-TERM  PERFORMANCE  CANNOT BE SUSTAINED  INDEFINITELY,  AND  INVESTORS  ARE
ADVISED TO REVIEW SHORT-,  INTERMEDIATE-,  AND LONG-TERM RETURNS WHEN EVALUATING
PERFORMANCE.  PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. IN ADDITION, THE
PERFORMANCE INFORMATION PRESENTED FOR THE SUBADVISOR COMPOSITES IS CURRENT AS OF
THE DATE  SHOWN,  BUT MAY NOT BE  CURRENT AS OF THE DATE YOU ARE  REVIEWING  THE
APPENDIX.  CONSEQUENTLY,  THE PERFORMANCE OF THE SUBADVISOR  COMPOSITES MAY VARY
FROM THAT SHOWN.

     THE  PERFORMANCE  OF EACH  SUBADVISOR  COMPOSITE  SHOWN WAS PREPARED BY THE
SUBADVISOR AND NOT BY THE ADVISOR.  THE ADVISOR  BELIEVES THAT SUCH  THIRD-PARTY
INFORMATION  IS RELIABLE,  BUT DOES NOT GUARANTEE ITS ACCURACY,  TIMELINESS,  OR
COMPLETENESS.

[SUBADVISORS' COMPOSITE PERFORMANCE INFORMATION TO BE UPDATED IN 485(b) FILING]

Sands Capital

The Sands Large Cap Growth  Composite  contains  fully  discretionary  accounts.
Effective  April 1, 1997,  the minimum  account  size for this  Composite  is $3 million.  The minimum  account size was $1 million from February 7, 1992 through
March  31,  1997.  Results  are  based on  fully  discretionary  accounts  under management,  including  those  accounts no longer with the firm.  Non-fee paying accounts are not included in the  Composite.  Time-weighted  rates of return are adjusted for  significant  cash flows with geometric  linking of all periods and sub-periods.  The U.S.  dollar  is the  currency  used to  express  performance.
Leverage  is not used in the  Composite.  Sands  Capital's  standard  annual fee schedule is 0.75% on the first $50 million of assets under management, and 0.50%
on assets under management greater than $50 million.

INTECH

The INTECH  Large Cap Growth  Composite  includes all fully  discretionary,  fee paying,  separately  managed accounts  invested in this strategy.  This strategy pursues a  risk-controlled  approach to manage a  well-diversified  portfolio of large  capitalization  securities.  The Composite was created in July 1993. From
July 1993 through June 2000, the Composite  contained one non-fee paying account managed  for the then  parent  company of  INTECH.  Account  returns  are net of transaction costs and gross of  non-reclaimable  withholding  taxes, if any, and reflect the  reinvestment  of dividends and other  earnings.  Monthly  Composite returns  are  calculated  by  weighting  each  account's  monthly  return by its relative beginning market value. All returns are expressed in U.S. dollars.

Lord Abbett

The Lord Abbett Large Cap Value  Composite  is  comprised of all fully  invested equity portfolios managed on behalf of tax-exempt  investors investing primarily in large capitalization securities that Lord Abbett deems to be undervalued on a relative basis.  Effective  January 1, 2000, only accounts with an initial value of $10 million or more are  included  in the  Composite.  Other than  registered investment  companies  sponsored by Lord Abbett,  accounts  opened/funded  on or before the 15th day of the month are included in the Composite  effective on the first day of the second following month, and accounts  opened/funded  after that day are  included  effective  on the  first day of the  third  following  month.
Registered  investment  companies  sponsored  by Lord Abbett are included in the
Composite  in the first full month of  management.  Closed  accounts are removed from the  Composite  after the last full  month in which  they were  managed  in
accordance  with  the  applicable  objectives,   guidelines,  and  restrictions.
Performance  results are expressed in U.S.  dollars and reflect  reinvestment of any dividends and distributions. The Composite was created in 1999. Leverage has not been used in the portfolios included within the Composite.

Pzena Large Cap Value (Separate Account Composite)

This  Composite was created on October 1, 2000.  The Composite is size weighted, includes  cash and cash  equivalents,  includes all  fee-paying,  discretionary, non-wrap fee,  Large Cap Value  accounts  which are not mutual funds,  and is in
U.S.  dollars.  No  leverage  was  employed in the  accounts  in the  Composite.
Accounts  enter the  Composite  at the  beginning  of the first full month under management.  Closed  accounts are included for each full month prior to closing.
No accounts with any  significant  client-imposed  investment  restrictions  are included.

The returns  presented are  calculated in accordance  with the AIMR  Performance
Presentation Standards (AIMR-PPS),  the U.S. and Canadian version of GIPS(R), on a time  weighted,  total return basis (i.e.,  include all  dividends,  interest, accrued income,  realized and unrealized gains or losses and are after brokerage transaction charges), and are linked monthly, except that they are presented net of fees rather than gross of fees. The gross returns for this Composite are AIMR
Level I and Level II  verified  and are  available  upon  request.  Annual  fees charged to Pzena large cap value accounts  which are not mutual funds  generally range from 0.25% to 1.5% of managed assets  depending on account size, type, and opening  date.  Fees are recorded  monthly or  quarterly  (in the first month or quarter  that the account is under  management)  depending  upon the fee payment schedule  applicable  to the account.  Fees for partial  periods,  such as those created when significant additional cash is added to an account, are recorded in the month of  occurrence.  AIMR has not been  involved with the  preparation  or review of this information.

Pzena Large Cap Value (Mutual Fund Composite)

This  Composite was created in December  2002.  The Composite is size  weighted, includes cash and cash equivalents, is in U.S. dollars, and only includes mutual funds. No leverage was employed in the accounts in the Composite. Accounts enter the Composite at the beginning of the first full month under management.  Closed accounts are included for each full month prior to closing.

The returns  presented are  calculated in accordance  with the AIMR  Performance
Presentation Standards (AIMR-PPS),  the U.S. and Canadian version of GIPS(R), on a time  weighted,  total return basis (i.e.,  include all  dividends,  interest, accrued income,  realized and unrealized gains or losses and are after brokerage transaction  charges),  and are linked  monthly,  except  that the  returns  are presented net of fees rather than gross of fees.

AIMR has not been involved with the  preparation or review of this  information.
The  returns  presented  for the Large  Cap  Value  Mutual  Fund  Composite  are
unaudited  and have not been Level I or Level II verified.  The returns  reflect the equity and cash performance of the mutual funds under our management.  These returns are not the returns which are published by the  individual  mutual funds because (i) mutual fund  performance  is based on changes in reported  net asset value as calculated  by the mutual funds,  and (ii) we may only manage a portion of some mutual funds' assets.

Westfield

Westfield's Small/Mid Cap Growth Composite contains fully discretionary accounts that focus on long-term growth in equity  securities of  predominately  small to mid cap companies with potential for growth.  The minimum  account size for this
Composite is $1 million. Results are based on fully discretionary accounts under management,  including  those  accounts no longer with the firm.  Non-fee-paying accounts  are  not  included  in this  Composite.  Leverage  is not  used in the
Composite. The U.S. dollar is the currency used to express performance.  Returns are presented net of management fees and include the reinvestment of all income.
The Small/Mid Cap Growth Composite was created January 1, 2000.

Mazama

Mazama's Small/Mid Cap Growth Composite contains fully  discretionary  small-mid cap growth accounts.  The minimum account size for this Composite is $3 million.
Results are based on fully  discretionary  accounts under management,  including those accounts no longer with the firm. Non-fee-paying accounts are not included in the Composite.  Leverage is not used in the Composite. The U.S. dollar is the currency  used to express  performance.  Returns are presented net of management fees and  include  the  reinvestment  of all  dividends  and other  income.  The
Composite was created on January 1, 2001.

Kaplan

The  performance  results  represent the investment  performance  record for the
Kaplan Small/Mid Cap Value Composite managed by Evergreen Investment  Management
Co. The Kaplan  Small/Mid Cap Value  Composite  consists of fully  discretionary accounts  managed  in the Kaplan  Small to Mid Cap Value  style.  Subsequent  to
October 1, 2003, the Composite includes only institutional accounts in excess of
$5 million in assets.  The Kaplan Small/Mid Cap Value Composite does not utilize leverage  or  derivatives.  The  strategy  inception  date was  October 1, 1999.
Performance  results reflect the  reinvestment of dividends and interest and are presented  on a trade  date  basis,  in  U.S.  dollars,  and  net of  investment management fees.

Wells

The Wells Micro Cap Value Composite  includes all fully  discretionary  accounts over $3 million that are managed in this style.  Performance  shown prior to the acquisition  in  November  2003  represents  performance  achieved  by the  same portfolio  managers  while at Benson  Associates;  the  decision-makers  and the investment  process remain  intact.  The Composite is  asset-weighted  using the beginning-of-period  weightings of each account's  monthly time weighted return.
and includes the reinvestment of dividends and other earnings. Returns and asset values are stated in U.S.  dollars.  The  strategy  inception  date was April 1,
2003, and the Composite creation date was July 1, 2003. The net performance data shown are net of investment  advisory fees.  Effective  January 1, 2004, a model fee is utilized  for the net  Composite  returns,  which is the  maximum  annual advisory  fee based upon the  accompanying  fee  schedule in effect  during each respective  performance  period for each  portfolio in the  Composite.  Prior to
December 31, 2003, net return calculations were based on the net return for each individual account based on their applicable fee schedule.

GMO

The GMO International  Disciplined Equity Composite was created in January 2002, and includes accounts invested with an emphasis on international  equities.  The
Composite consists of all discretionary accounts managed in the Composite style.
Accounts  are  included  in the  Composite  as of the  first  full  month  under management.  Similarly,  accounts are removed from the Composite  after the last full month under management.  The Composite  results are time-weighted  rates of return net of commissions,  transaction  costs and withholding  taxes on foreign income and capital  gains,  and have been  presented net of investment  advisory fees. In pursuing its investment strategy,  accounts may use exchange-traded and over-the-counter  derivative  instruments,  including options,  futures and swap contracts.  Derivatives  may be used to  efficiently  adjust the exposure of the strategy to various securities,  markets,  or currencies.  Leverage has not been used in the  portfolios  included in the  Composite.  Valuations and returns are calculated and expressed in U.S. dollars.

BlackRock

The BlackRock  Core Plus Composite  uses a  time-weighted  linked rate of return formula with adjustments for cash flows to calculate rates of return. Trade date accounting has been used since the inception of the  Composite.  The returns are expressed in U.S. dollar terms. When permitted by investment guidelines, futures and  options  may be used to  manage a  portfolio's  duration  and  yield  curve positioning. Futures and options are not used to create leverage in a portfolio.
The BlackRock Core Plus Composite is comprised of all fully discretionary, total return,  core bond  accounts  which invest in the full spectrum of high quality, fixed  income  securities  and which  allow 10% or more of the  portfolio  to be invested in  below-investment  grade securities.  These portfolios have at least
$25 million in assets and are actively  managed to exceed the  performance of an appropriate  index.  All  accounts  included in the  Composite  follow a similar investment  philosophy.  The Composite  excludes core plus portfolios  that: (i)
have gain/loss or other constraints that limit investment flexibility,  (ii) are managed to emphasize income, or (iii) are managed against customized benchmarks.
The  inception  date and creation  date of the  Composite is April 1, 1998.  The returns of the Composite are expressed in U.S.  dollars and are  asset-weighted.
New accounts are included in the Composite upon the completion of the first full three months under  management.  Closed  accounts or accounts  that change their investment  mandate are included in the Composite  through  termination or as of conversion to a new strategy.

Western

The portfolios in the Western Core Full Discretion Composite are all actual, fee paying and performance  fee-paying,  fully discretionary accounts managed by the firm for at least one full month.  Investment  results shown are for taxable and tax-exempt  accounts and include the reinvestment of all earnings.  Any possible tax liabilities  incurred by the taxable accounts have not been reflected in the performance.  Trade date accounting was used since inception,  and market values include  interest  income  accrued on securities  held within the accounts.  The minimum asset size for inclusion in Western's Core Full Discretion  Composite is
$25  million.  The  Composite is valued  monthly.  The  Composite  return is the asset-weighted  average of the performance  results of all the portfolios in the
Composite. The returns for the accounts in the Composites are calculated using a time-weighted  rate of return adjusted for weighted cash flows.  All returns are gross  of  withholding  tax on  interest  and  capital  gains.  Where  portfolio guidelines  permit,  futures and options are used from time to time to implement new portfolio  strategies  with minimum cost to the portfolio.  At no time would the use of derivates result in the portfolios being leveraged.

MacKay

         [INSERT DESCRIPTION OF MACKAY'S PERFORMANCE COMPOSITE]

AAMI

The AAMI Short  Maturity  Composite  includes the  performance of all investment
companies  and  advisory   accounts  with   substantially   similar   investment
objectives,   policies,   and  strategies   advised  by  AAMI.  The  performance
information  presented in the AAMI Short Maturity Composite includes performance data covering the period in which the team of portfolio managers was employed by
DIMA  (i.e.,  prior to December 1,  2005).  During the  periods  indicated,  the portfolio  managers of the MGI US Short  Maturity  Fixed Income  Fund,  had full discretionary  authority  over the  selection of  investments  and was primarily responsible for the day-to-day  management of the accounts that make up the AAMI
Short Maturity  Composite.  No other person or persons played a significant role in managing the accounts that make up the AAMI Short Maturity  Composite  during the time periods indicated.

If you want more  information  about    MGI Funds
the Funds,  the following  documents
are available free upon request:        MGI US Large Cap Growth Equity Fund
                                        MGI US Large Cap Value Equity Fund
Annual/Semi-Annual Reports              MGI US Small/Mid Cap Growth Equity Fund
                                        MGI US Small/Mid Cap Value Equity Fund
Additional  information  about  each    MGI Non-US Core Equity Fund
Fund's  investments  is available in    MGI Core Opportunistic Fixed Income Fund
the Fund's  annual  and  semi-annual    MGI High Yield Fixed Income Fund
reports  to  shareholders.   In  the    MGI US Short Maturity Fixed Income Fund
Funds' annual report,  you will find
a    discussion    of   the   market    Prospectus
conditions       and      investment
strategies    that     significantly
affected  each  Fund's   performance
during its last fiscal year.

Statement of Additional Information
(SAI)

The  SAI  provides   more   detailed
information  about  the Funds and is    August __, 2006
incorporated  by reference into this
prospectus   (i.e.,  it  is  legally
considered    a   part    of    this
prospectus).

You  may  discuss   your   questions
about the Funds by  contacting  your
plan  administrator  or recordkeeper
or   financial   advisor.   You  may
obtain  free  copies  of the  Funds'
annual and  semi-annual  reports and
the  SAI  by  contacting  the  Funds
directly  at  1-800-428-0980.
As of the date of this  prospectus,
the         Trust's          website
(www.mgifunds.com)      is     under
construction.  In  the  future,  you
will  be able to  obtain  copies  of
the Funds'  reports  and SAI at this
address.

You may review and copy  information
about    the    Funds,     including
shareholder  reports and the SAI, at
the  Public  Reference  Room  of the
Securities  and Exchange  Commission
in  Washington,  D.C. You may obtain
information  about the operations of
the SEC's Public  Reference  Room by
calling  the SEC at  1-202-942-8090.
You may get  copies of  reports  and
other information about the Funds:

o    For  a   fee,   by   electronic
     request  at  publicinfo@sec.gov
     or by writing the SEC's  Public
     Reference Section,  Washington,
     D.C.  20549-0102; or

o    Free  from the  EDGAR  Database
     on the SEC's  Internet  website
     at:  http://www.sec.gov.

MGI Funds
Investment Company Act File No.
811-21732

                                    MGI Funds

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August __, 2006

MGI Funds (the  "Trust")  is an  open-end  management  investment  company  that currently  offers  shares in eight  separate and distinct  series,  representing separate  portfolios of investments (each individually  referred to as a "Fund,"
and collectively  referred to as the "Funds").  Each Fund has its own investment objective. The eight Funds are:

MGI US Large Cap Growth Equity Fund
MGI US Large Cap Value Equity Fund
MGI US Small/Mid Cap Growth Equity Fund
MGI US Small/Mid Cap Value Equity Fund
MGI Non-US Core Equity Fund
MGI Core Opportunistic Fixed Income Fund
MGI High Yield Fixed Income Fund
MGI US Short Maturity Fixed Income Fund

Each Fund offers interests in four classes of shares:  Class S, Class Y-1, Class
Y-2, and Class Y-3.

Mercer Global Investments, Inc. (the "Advisor") serves as the investment advisor of the Funds.

This Statement of Additional  Information ("SAI") is not a prospectus and should be read only in  conjunction  with the Funds' current  Prospectuses,  each dated
August __,  2006.  A copy of a  Prospectus  may be obtained by calling your plan administrator or recordkeeper or financial advisor, or by calling the Trust toll free at 1-800-428-0980 (in the case of Class S shares) or 1-866-658-9896 (in the case of Class Y shares).  Each  Prospectus  contains more  complete  information about the Funds. You should read it carefully before investing.

             [NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE]

      Mortgage-Backed Securities, Mortgage Pass-Through Securities,

                                       i

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING, AND

ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION

                                       ii

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware  statutory  trust organized on March 11, 2005. The Trust currently  offers shares in the following  eight series,  representing  separate portfolios of investments: MGI US Large Cap Growth Equity Fund, MGI US Large Cap
Value Equity Fund, MGI US Small/Mid Cap Growth Equity Fund, MGI US Small/Mid Cap
Value Equity Fund,  MGI Non-US Core Equity Fund,  MGI Core  Opportunistic  Fixed
Income Fund,  MGI High Yield Fixed Income Fund,  and MGI US Short Maturity Fixed
Income Fund.

Each Fund  currently  offers four classes of shares:  Class S shares,  Class Y-1 shares,  Class Y-2 shares, and Class Y-3 shares (Class Y-1, Class Y-2, and Class
Y-3 shares are  together,  the "Class Y Shares").  Class S shares  generally are available only to persons making a minimum $10,000 investment,  including retail investors and retirement and other institutional  investors that do not meet the minimum  investment  requirements for the Class Y Shares.  Class S shares do not assess an initial or contingent  deferred sales charge ("CDSC").  Class S shares are  subject  to a 12b-1  fee of up to  0.25%.  Class  Y  Shares  generally  are available  only  to  clients  of the  Advisor,  and to  institutional  investors
(including  certain  retirement plans, which include defined benefit and defined contribution  plans)  that  meet  the  eligibility  requirements  listed  in the
Prospectus for the Class Y Shares. Class Y Shares do not assess an initial sales charge or a CDSC.  Class Y-1 shares  are  subject to a 12b-1 fee of up to 0.25%.
Class Y-2  shares and Class Y-3  shares  are not  subject  to annual  12b-1 plan expenses.

Diversification Status

Each Fund is  classified  as  "non-diversified"  for purposes of the  Investment
Company Act of 1940, as amended (the "1940 Act"),  which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single  issuer.  To the extent that a Fund, as a non-diversified  investment  company,  makes  investments in excess of 5% of its total assets in the securities of a particular  issuer,  the Fund's  exposure to the risks  associated  with that issuer is  increased.  Because each Fund,  as a non-diversified  investment company,  may invest in a limited number of issuers, the performance of particular securities may adversely affect the performance of the Fund or subject the Fund to greater price  volatility than that  experienced by diversified investment companies.

General Definitions

As used throughout this SAI, the following terms shall have the meanings listed:

"1933 Act" shall mean the Securities Act of 1933, as amended.

"1940 Act" shall mean the Investment Company Act of 1940, as amended.

"Administrator"  shall mean Investors Bank & Trust Company,  which serves as the
Funds' administrator.

"Advisor" shall mean Mercer Global Investments, Inc., which serves as the Funds'
investment advisor.

"Board" shall mean the Board of Trustees of the Trust.

"Code" shall mean the Internal Revenue Code of 1986, as amended.

"Custodian"  shall mean  Investors  Bank & Trust  Company,  which  serves as the
Funds' custodian.

"Distributor"  shall  mean MGI Funds  Distributors,  Inc.,  which  serves as the
Trust's principal underwriter.

"Domestic  Equity Funds" shall mean the MGI US Large Cap Growth Equity Fund, MGI
US Large Cap Value Equity Fund, MGI US Small/Mid Cap Growth Equity Fund, and MGI
US Small/Mid Cap Value Equity Fund.

"Equity Funds" shall mean the Domestic Equity Funds and the Foreign Equity Fund.

"Foreign Equity Fund" shall mean the MGI Non-US Core Equity Fund.

"Fixed  Income Funds" shall mean the MGI Core  Opportunistic  Fixed Income Fund,
MGI High Yield Fixed Income Fund, and MGI US Short Maturity Fixed Income Fund.

"Funds"  shall mean the MGI US Large Cap Growth  Equity  Fund,  MGI US Large Cap
Value Equity Fund, MGI US Small/Mid Cap Growth Equity Fund, MGI US Small/Mid Cap
Value Equity Fund,  MGI Non-US Core Equity Fund,  MGI Core  Opportunistic  Fixed
Income Fund,  MGI High Yield Fixed Income Fund,  and MGI US Short Maturity Fixed
Income Fund.

"Moody's" shall mean Moody's Investors Service, Inc.

"SEC" shall mean the U.S. Securities and Exchange Commission.

"S&P" shall mean Standard & Poor's Ratings Group.

"Subadvisor" shall mean a subadvisor to a Fund.

"Trust"  shall mean the MGI Funds,  an open-end  management  investment  company registered under the 1940 Act.

INVESTMENT STRATEGIES

In addition to the securities and financial  instruments described in the Funds'
Prospectuses,  the  Funds are  authorized  to employ  certain  other  investment strategies  and to invest in certain  other types of  securities  and  financial instruments,  as  described  below.  Not  every  Fund  will  utilize  all of the investment strategies, or invest in all of the types of securities and financial instruments that are listed.

All Funds

Borrowing

A Fund may borrow money as a temporary measure for extraordinary  purposes or to facilitate redemptions.  A Fund also may borrow money for investment purposes. A
Fund  will not  borrow  money in  excess  of 33 1/3% of the  value of its  total assets.  Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset  coverage  shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays),  or such  longer  period  as the  SEC  may  prescribe  by  rules  and regulations,  reduce the  amount of its  borrowings  to such an extent  that the asset coverage of such borrowings shall be at least 300%.

Cash and Short-Term Investments

A Fund may  invest  a  portion  of its  assets  in  short-term  debt  securities
(including   repurchase   agreements  and  reverse  repurchase   agreements)  of
corporations,  the U.S. government and its agencies and  instrumentalities,  and banks and finance companies, which may be denominated in any currency.

A Fund may  invest a portion  of its  assets in  shares  issued by money  market mutual funds. A Fund also may invest in collective  investment vehicles that are managed by an unaffiliated investment manager,  pending investment of the Fund's assets in portfolio  securities.  When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents,  up to a maximum of 100% of its net  assets.  Cash  equivalent  holdings  may be in any currency  (although such holdings may not constitute "cash or cash  equivalents"
for tax  diversification  purposes  under the  Code).  When a Fund  invests  for temporary defensive purposes,  such investments may affect the Fund's ability to achieve its investment objective.

Loans of Portfolio Securities

A Fund  may  lend its  portfolio  securities  to  qualified  broker-dealers  and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities  loaned;  (2) the Fund may call the loan at any time and receive the  securities  loaned;  (3) the Fund will receive any interest or dividends  paid on the loaned  securities;  and (4)
the aggregate  market value of securities  loaned will not at any time exceed 33
1/3% of the total  assets of the  Fund.  Collateral  will  consist  of U.S.  and
non-U.S. securities, cash equivalents, or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in  collateral  in the event of default or  insolvency of a borrower of a
Fund's portfolio  securities.  A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities  lending program under which the Custodian is  authorized  to lend Fund  portfolio  securities  to qualified  institutional investors that post appropriate collateral.  The Custodian receives a portion of the interest earned on any reinvested collateral.

Repurchase Agreements

When a Fund enters into a repurchase  agreement,  it purchases securities from a bank or broker-dealer,  which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price,  thereby  determining the yield during the term of the agreement.  As a result, a repurchase agreement provides a fixed rate of  return  insulated  from  market  fluctuations  during  the  term of the agreement.  The term of a  repurchase  agreement  generally  is short,  possibly overnight or for a few days,  although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase  agreements  are  considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities  transferred  to the Fund.  Repurchase  agreements  will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a  repurchase  agreement  having  more than seven days  remaining  to maturity  if, as a result,  such  agreement,  together  with any other  illiquid securities held by the Fund,  would exceed 15% of the value of the net assets of the Fund.

Reverse Repurchase Agreements

Reverse repurchase agreements involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities  dealers believed to be creditworthy,  concurrently with an agreement by the Fund to repurchase the same securities  at a later date at a fixed price,  which is  generally  equal to the original  sales price plus  interest.  A Fund retains  record  ownership and the right to receive  interest and principal  payments on the  portfolio  securities involved.  In connection with each reverse repurchase agreement  transaction,  a
Fund will direct the Custodian to designate  cash, U.S.  government  securities, equity securities, and/or investment and non-investment grade debt securities as segregated  assets of the Fund in an amount equal to the repurchase  price. When
engaging  in  (or  purchasing)   reverse  repurchase   agreements,   when-issued
securities,   options,   futures,   forward   contracts,   or  other  derivative
transactions,  a Fund will cause the  Custodian  to  earmark on the  Custodian's books cash, U.S. government  securities,  or other liquid portfolio  securities, which shall be unencumbered  and  marked-to-market  daily.  (Any such assets and securities designated as segregated by the Custodian on its records are referred to in  this  SAI as  "Segregated  Assets.")  Such  Segregated  Assets  shall  be maintained in accordance with pertinent positions of the SEC.

A reverse  repurchase  agreement  involves the risk that the market value of the securities  retained by a Fund may decline below the price of the securities the
Fund has sold but is obligated to repurchase  under the agreement.  In the event the  buyer  of  securities  under  a  reverse  repurchase  agreement  files  for bankruptcy or becomes  insolvent,  a Fund's use of the proceeds of the agreement may be restricted  pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.
Reverse repurchase  agreements are considered  borrowings by a Fund and as such, are subject to the same investment limitations.

Swaps

A Fund may  engage in swaps,  including,  but not  limited  to,  interest  rate, currency,  credit  default,  and index swaps and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into  these  transactions  to  preserve  a  return  or  spread  on a  particular investment or portion of the portfolio,  to modify the portfolio's  duration, to protect  against any increase in the price of  securities  the Fund  anticipates purchasing at a later date,  or to gain exposure to certain  markets in the most economical way possible.

Interest  rate swaps  involve the exchange by a Fund with another party of their respective  commitments to receive or pay interest  (e.g.,  an exchange of fixed rate payments for floating rate payments)  with respect to a notional  amount of principal.  Currency  swaps  involve  the  exchange  of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the  purchaser to receive  payments on a notional principal  amount from the party  selling the cap to the extent that a specified index  exceeds a  predetermined  interest  rate or amount.  The  purchase  of an interest  rate floor  entitles the  purchaser to receive  payments on a notional principal amount from the party selling the floor to the extent that a specified index  falls  below a  predetermined  interest  rate or  amount.  A collar  is a combination  of a cap  and a  floor  that  preserves  a  certain  return  with a predetermined range of interest rates or values.

The use of swaps involves  investment  techniques and risks different from those associated with ordinary  portfolio  security  transactions.  If a subadvisor is incorrect in its forecast of market values, interest rates, and other applicable factors,  the  investment  performance  of a Fund will be less favorable than it would  have been if this  investment  technique  were never  used.  Swaps do not involve the delivery of securities or other underlying assets or principal,  and are subject to  counterparty  risk.  If the other party to a swap  defaults  and fails to consummate the  transaction,  a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually  entitled to receive.
Under Internal Revenue Service rules, any lump sum payment received or due under the notional  principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

The  equity  swaps  in  which  a  Fund  may  invest  involve  agreements  with a counterparty. The return to a Fund on any equity swap contract will be the total return on the  notional  amount of the  contract  as if it were  invested in the stocks comprising the contract index in exchange for an interest component based on the notional  amount of the agreement.  A Fund will only enter into an equity swap contract on a net basis, i.e., the two parties' obligations are netted out, with the Fund  paying or  receiving,  as the case may be, only the net amount of the  payments.  Payments  under  an  equity  swap  contract  may be  made at the conclusion of the contract or periodically during its term.

If there is a default by the  counterparty  to a swap  contract,  a Fund will be limited  to  contractual  remedies  pursuant  to the  agreements  related to the transaction.  There is no assurance  that a swap contract  counterparty  will be able to meet its  obligations  pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual  remedies. A Fund thus assumes  the risk  that it may be  delayed  in,  or  prevented  from,  obtaining payments owed to it pursuant to a swap contract.  However, the amount at risk is only the net  unrealized  gain,  if any,  on the swap,  not the entire  notional amount. The subadvisor that enters into the swap agreement will closely monitor,
subject  to  the  oversight  of  the  Board,   the   creditworthiness   of  swap
counterparties in order to minimize the risk of swaps.

The Advisor and the Trust do not believe  that a Fund's  obligations  under swap contracts are senior securities and, accordingly,  the Funds will not treat them as being subject to their borrowing or senior securities restrictions.  However, the net  amount  of the  excess,  if  any,  of a  Fund's  obligations  over  its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of  Segregated  Assets  having an aggregate  market value at least equal to the  accrued  excess  amount  will be  segregated  on the  books of the
Custodian in  accordance  with SEC  positions.  To the extent that a Fund cannot dispose  of a swap in the  ordinary  course of  business  within  seven  days at approximately  the value at which the Fund has  valued  the swap,  the Fund will treat the swap as illiquid and subject to the Fund's  overall  limit on illiquid investments of 15% of the Fund's net assets.

Futures

A Fund may enter into contracts for the purchase or sale for future  delivery of securities, indices, and foreign currencies.

A purchase of a futures contract means the acquisition of a contractual right to obtain  delivery to a Fund of the securities or foreign  currency  called for by the  contract  at a specified  price  during a specified  future  month.  When a futures contract is sold, a Fund incurs a contractual  obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures  transaction,  it must  deliver to the futures commission  merchant  selected  by the Fund an amount  referred  to as  "initial margin."  This  amount is  maintained  by the futures  commission  merchant in a segregated account at the custodian bank.  Thereafter,  a "variation margin" may be paid by the Fund to, or drawn by the Fund from,  such  account in  accordance with controls set for such accounts,  depending upon changes in the price of the underlying  securities  subject to the futures contract.  A Fund also may effect futures  transactions  through futures commission  merchants that are affiliated with the  Advisor,  a  subadvisor,  or the Fund in  accordance  with  procedures adopted by the Board.

A Fund may enter into futures  transactions  on domestic  exchanges  and, to the extent such  transactions  have been approved by the Commodity  Futures  Trading
Commission for sale to customers in the United States, on foreign exchanges.  In addition,  a Fund may sell stock index futures in anticipation  of, or during, a market  decline to attempt to offset  the  decrease  in the market  value of the
Fund's common stocks that might otherwise  result,  and a Fund may purchase such contracts  in order to offset  increases  in the cost of common  stocks  that it intends to  purchase.  Unlike other  futures  contracts,  a stock index  futures contract  specifies  that no delivery of the actual  stocks  making up the index will take place. Instead,  settlement in cash must occur upon the termination of the contract.

While  futures  contracts  provide for the  delivery of  securities,  deliveries usually do not occur.  Contracts  are  generally  terminated  by  entering  into offsetting transactions.

A Fund may enter into futures  contracts to protect  against the adverse effects of fluctuations in security prices,  interest, or foreign exchange rates without actually buying or selling the securities or foreign currency.  For example,  if interest  rates are  expected  to  increase,  a Fund might  enter  into  futures contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent  value of the debt securities owned by the Fund.
If interest rates did increase,  the value of the debt  securities in the Fund's portfolio  would  decline,  but the value of the futures  contracts  to the Fund would increase at  approximately  the same rate,  thereby  keeping the net asset value of the Fund from declining as much as it otherwise would have.  Similarly, when it is expected that interest  rates may decline,  futures  contracts may be purchased to hedge in  anticipation  of  subsequent  purchases of  securities at higher prices. A Fund also may enter into futures contracts as a low cost method for gaining or reducing  exposure to a particular  currency or securities market without directly investing in those currencies or securities.

To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated  benefits of futures  contracts,  or may realize a loss.
For  example,  if a Fund is hedged  against  the  possibility  of an increase in interest rates that would  adversely  affect the price of securities held in its portfolio and interest rates decrease  instead,  the Fund would lose part or all of the  benefit of the  increased  value that the Fund has because it would have offsetting losses in its futures position. In addition,  in such situations,  if the Fund has insufficient cash, the Fund may be required to sell securities from its  portfolio  to meet  daily  variation  margin  requirements.  Such  sales of securities may, but will not  necessarily,  be at increased  prices that reflect the rising market.  A Fund may be required to sell  securities at a time when it may be disadvantageous to do so.

Options

A Fund may purchase and write call or put options on foreign or U.S.  securities and  indices  and  enter  into  related  closing  transactions.  A Fund also may purchase  exchange-listed  call options on particular  market segment indices to achieve temporary exposure to a specific industry.

A Fund may  invest in options  that  either  are  listed on U.S.  or  recognized foreign exchanges or traded  over-the-counter.  Certain over-the-counter options may be illiquid.  Thus,  it may not be possible to close  options  positions and this may have an adverse  impact on a Fund's  ability to  effectively  hedge its securities.  A Fund will only  invest in such  options to the extent  consistent with its 15% limitation on investments in illiquid securities.

Purchasing Call Options--A Fund may purchase call options on securities.  When a
Fund  purchases a call  option,  in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security  underlying the  option at a  specified  exercise  price at any time  during the term of the option. The writer of the call option, who receives the premium upon writing the option,  has the  obligation,  upon  exercise  of the  option,  to  deliver  the underlying  security  against  payment of the exercise  price.  The advantage of purchasing  call options is that a Fund may alter its portfolio  characteristics and modify its portfolio  maturities  without incurring the cost associated with transactions.

A Fund may,  following the purchase of a call option,  liquidate its position by effecting a closing sale transaction.  This is accomplished by selling an option of the same series as the option previously  purchased.  The Fund will realize a profit from a closing sale  transaction if the price received on the transaction is more than the premium  paid to purchase the  original  call option;  the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although a Fund will generally  purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance that a liquid secondary market on an exchange will exist for any particular  option, or at any particular  time,  and for some options no  secondary  market on an exchange may exist. In such event,  it may not be possible to effect closing  transactions in particular  options,  with the result being that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by a Fund may expire without any value to the Fund, in which event the
Fund would  realize a capital loss,  which will be short-term  unless the option was held for more than one year.

Covered Call Writing--A Fund may write covered call options from time to time on such portions of its  portfolio,  without limit,  as a subadvisor  determines is appropriate in seeking to achieve the Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium, which is additional  income.  However,  if the security rises in value,  the Fund may not fully participate in the market appreciation.

During the option  period for a covered call option,  the writer may be assigned an exercise notice by the broker-dealer through which such call option was sold, requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an  option  of the same  series  as the  option  previously  written,  cannot be effected once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to  permit  the sale of the  underlying  security,  or to enable a Fund to write another call option on the underlying  security with either a different exercise price or  expiration  date or both. A Fund may realize a net gain or loss from a closing  purchase  transaction,  depending  upon  whether  the net amount of the original  premium  received  on the call option is more or less than the cost of effecting  the  closing  purchase  transaction.  Any loss  incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying  security.  Such a loss also may be wholly or partially  offset by unrealized  appreciation  in the market value of the  underlying  security.  Conversely,  a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires  unexercised,  a Fund will realize a short-term capital gain in the amount of the premium on the option,  less the commission paid. Such a gain,  however,  may be  offset by  depreciation  in the  market  value of the underlying  security during the option period. If a call option is exercised,  a
Fund will realize a gain or loss from the sale of the underlying  security equal to the difference  between the cost of the underlying  security and the proceeds of the sale of the  security,  plus the amount of the premium on the option less the commission paid.

A Fund will write call options only on a covered basis. A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an  absolute  and  immediate  right  to  acquire  that  security  without additional cash  consideration (or for additional cash  consideration  held in a segregated  account by the  Custodian)  upon  conversion  or  exchange  of other securities  held by the Fund.  A call option is also deemed to be covered if the
Fund holds a call on the same security and in the same  principal  amount as the call  written  and the  exercise  price of the call held (i) is equal to or less than the  exercise  price  of the  call  written,  or (ii) is  greater  than the exercise  price of the call written if the  difference is maintained by the Fund in Segregated Assets in a segregated account with the Custodian.

Purchasing  Put Options--A  Fund also may purchase put options.  A Fund will, at all times during which it holds a put option,  own the security  covered by such option.

A put  option  purchased  by a  Fund  gives  it the  right  to  sell  one of its securities  for an  agreed  price up to an  agreed  date.  The  Funds  intend to purchase put options, at the discretion of the subadvisors,  in order to protect against a decline  in the  market  value of the  underlying  security  below the exercise  price less the premium paid for the option  ("protective  puts").  The ability to purchase put options will allow a Fund to protect unrealized gains in an appreciated  security in its portfolio without actually selling the security.
If the  security  does not drop in  value,  a Fund  will  lose the  value of the premium  paid.  A Fund may sell a put option  that it has  previously  purchased prior to the sale of the  securities  underlying  such  option.  Such  sale will result in a net gain or loss,  depending  on whether the amount  received on the sale is more or less than the  premium and other  transaction  costs paid on the put option that is sold.

A Fund may sell a put  option  purchased  on  individual  portfolio  securities.
Additionally,  a Fund may enter into closing sale  transactions.  A closing sale transaction  is one in which a Fund,  when it is the  holder  of an  outstanding option,  liquidates the Fund's  position by selling an option of the same series as the option previously purchased.

Writing Put Options--A Fund also may write put options on a secured basis, which means that a Fund will  maintain  in a  segregated  account  with the  Custodian
Segregated Assets in an amount not less than the exercise price of the option at all times during the option period.  The amount of Segregated Assets held in the segregated  account will be adjusted on a daily basis to reflect  changes in the market prices of the  securities  covered by the put option written by the Fund.
Secured  put  options  will  generally  be  written  in  circumstances  where  a subadvisor wishes to purchase the underlying  security for a Fund's portfolio at a price lower than the current  market price of the security.  In such event,  a
Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

Following  the  writing  of a put  option,  a Fund  may  wish to  terminate  the obligation  to buy the  security  underlying  the option by  effecting a closing purchase  transaction.  This is  accomplished  by  buying  an option of the same series as the option previously written. A Fund may not, however,  effect such a closing transaction after it has been notified of the exercise of the option.

Index Options

A Fund may  purchase  exchange-listed  call  options  on stock and fixed  income indices,  and sell  such  options  in  closing  sale  transactions  for  hedging purposes.  A Fund also may  purchase  call  options  on indices  primarily  as a substitute  for taking  positions in certain  securities or a particular  market segment.  A Fund also may purchase  call options on an index to protect  against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities.

In addition,  a Fund may purchase put options on stock and fixed income indices, and sell such  options in closing  sale  transactions.  A Fund may  purchase put options on broad market indices in order to protect its fully invested portfolio from a general market  decline.  Put options on market segments may be bought to protect a Fund from a decline in value of  heavily  weighted  industries  in the
Fund's portfolio. Put options on stock and fixed income indices also may be used to protect a Fund's investments in the case of one or more major redemptions.

A Fund also may write  (sell)  put and call  options  on stock and fixed  income indices.  While the option is open, a Fund will  maintain a  segregated  account with the Custodian in an amount equal to the market price of the option.

Options on indices  are similar to regular  options  except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the  closing  level of the index upon which the option is based is greater  than
(in the case of a call) or less than (in the case of a put) the  exercise  price of the  option.  This  amount  of cash is equal to the  difference  between  the closing  price of the index and the  exercise  price of the option  expressed in
U.S.  dollars times a specified  multiplier (the  "multiplier").  The indices on which options are traded include both U.S. and non-U.S. markets.

Special Risks of Options on Indices

A Fund's  purchase of options on indices will subject it to the risks  described below.

Because the value of an index option  depends upon movements in the level of the index  rather  than the  price of a  particular  security,  whether  a Fund will realize a gain or loss on the  purchase  of an option on an index  depends  upon movements  in the level of prices in the market  generally  or in an industry or market  segment,  rather than  movements in the price of a particular  security.
Accordingly,  successful  use by a Fund of  options  on  indices is subject to a subadvisor's  ability to predict  correctly  the  direction  of movements in the market  generally or in a particular  industry or market segment.  This requires different  skills  and  techniques  than  predicting  changes  in the  prices of individual securities.

Index prices may be distorted if trading of a  substantial  number of securities included  in the index is  interrupted,  causing  the trading of options on that index to be  halted.  If a trading  halt  occurred,  a Fund would not be able to close out options  that it had  purchased  and the Fund may incur  losses if the underlying  index moved  adversely  before  trading  resumed.  If a trading halt occurred  and  restrictions  prohibiting  the  exercise of options  were imposed through  the close of trading on the last day before  expiration,  exercises  on that day would be  settled  on the basis of a closing  index  value that may not reflect  current price  information  for  securities  representing a substantial portion of the value of the index.

If a Fund holds an index option and exercises it before final  determination  of the closing  index value for that day,  the Fund runs the risk that the level of the  underlying  index may change  before  closing.  If such a change causes the exercised option to fall  "out-of-the-money," a Fund will be required to pay the difference  between the closing index value and the exercise price of the option
(times the applicable multiplier) to the assigned writer. Although a Fund may be able to  minimize  this risk by  withholding  exercise  instructions  until just before the daily  cutoff time or by selling  rather than  exercising  the option when the index level is close to the exercise  price,  it may not be possible to eliminate  this risk entirely  because the cutoff times for index options may be earlier  than  those  fixed  for other  types of  options  and may occur  before definitive closing index values are announced.

Rule 144A and Illiquid Securities

A Fund may  invest  in  securities  that are  exempt  under  Rule  144A from the registration requirements of the 1933 Act. Those securities purchased under Rule
144A are traded among qualified institutional investors.

The Board has instructed  each  subadvisor to consider the following  factors in determining  the liquidity of a security  purchased  under Rule 144A for a Fund:
(i) the security can be sold within seven days at approximately  the same amount at which it is valued by the Fund;  (ii) there is reasonable  assurance that the security will remain marketable  throughout the period it is expected to be held by the Fund,  taking into account the actual  frequency of trades and quotations for the security (expected frequency in the case of initial offerings); (iii) at least two dealers make a market in the  security;  (iv) there are at least three sources from which a price for the security is readily available; (v) settlement is made in a "regular way" for the type of security at issue;  and (vi) for Rule
144A securities that are also exempt from registration  under Section 3(c)(7) of the 1940 Act, there is a sufficient market of "qualified purchasers" (as defined in the 1940 Act) to assure that the security will remain  marketable  throughout the period the  security  is expected  to be held by the Fund.  Although  having delegated  the  day-to-day  functions,  the Board will  continue  to monitor and periodically review the subadvisors' selections of Rule 144A securities, as well
as  the  subadvisors'  determinations  as  to  their  liquidity.   Investing  in
securities  under Rule 144A could have the effect of  increasing  the level of a
Fund's illiquidity to the extent that qualified institutional buyers become, for a time,  uninterested in purchasing  these  securities.  After the purchase of a security under Rule 144A, however, the Board and the subadvisor will continue to monitor the  liquidity of that security to ensure that the Fund has no more than
15% of its net assets in illiquid securities.

A Fund will limit its investments in securities that the Fund is restricted from selling to the public  without  registration  under the 1933 Act to no more than
15% of the Fund's net  assets,  excluding  restricted  securities  eligible  for resale  pursuant to Rule 144A that have been determined to be liquid pursuant to a policy and procedures adopted by the Board, which include continuing oversight by the Board.

If a subadvisor  determines that a security  purchased for a Fund in reliance on
Rule 144A that was previously  determined to be liquid, is no longer liquid and, as a result,  the Fund's holdings of illiquid  securities  exceed the Fund's 15%
limitation on investments in such securities, the subadvisor will determine what action  shall be taken to  ensure  that the Fund  continues  to  adhere  to such limitation,  including disposing of illiquid assets, which may include such Rule
144A securities.

Investment Company Securities

Securities of other investment companies may be acquired by a Fund to the extent that such  purchases are  consistent  with the Fund's  investment  objective and restrictions  and are permitted  under the 1940 Act. The 1940 Act requires that, as determined  immediately after a purchase is made, (i) not more than 5% of the value of a Fund's  total  assets will be invested in the  securities  of any one investment company, (ii) not more than 10% of the value of a Fund's total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding  voting stock of any one investment company will be owned by a Fund.  Certain  exceptions to these  limitations  may apply.  As a shareholder of another  investment  company, a Fund would bear, along with other shareholders,  the Fund's pro rata  portion  of the other  investment  company's expenses,  including  advisory fees.  These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

Issuer Location

A Fund considers a number of factors to determine  whether an investment is tied to a  particular  country,  including  whether:  the  investment  is  issued  or guaranteed  by a  particular  government  or  any  of  its  agencies,  political subdivisions,  or  instrumentalities;  the  investment  has its primary  trading market in a  particular  country;  the  issuer is  organized  under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country; the investment is included in an index representative of a particular  country or region;  and the  investment  is exposed to the  economic fortunes and risks of a particular country.

Short Sales

A Fund  may  from  time to time  sell  securities  short.  In the  event  that a subadvisor  anticipates that the price of a security will decline,  the Fund may sell the  security  short and  borrow the same  security  from a broker or other institution  to  complete  the  sale.  A Fund  will  incur a  profit  or a loss, depending  upon whether the market price of the security  decreases or increases between  the date of the short sale and the date on which the Fund must  replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential,  and short sales  involve  special  considerations.  Risks of short sales include the risk that possible losses from short sales may be unlimited  (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested,  and a Fund may be unable to replace a borrowed security sold short.

When-Issued Securities

A Fund may purchase  securities offered on a "when-issued" or "forward delivery"
basis. When so offered,  the price, which is generally expressed in yield terms, is fixed at the time the  commitment  to  purchase  is made,  but  delivery  and payment for the when-issued or forward delivery securities take place at a later date.  During the period between purchase and settlement,  no payment is made by the  purchaser  to the  issuer and no  interest  on the  when-issued  or forward delivery  security  accrues  to the  purchaser.  While  when-issued  or  forward delivery  securities  may be sold prior to the  settlement  date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment  reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis,  the Fund  will  record  the  transaction  and  reflect  the value of the security in determining  its net asset value.  The market value of a when-issued or forward  delivery  security may be more or less than the purchase price.  The
Trust and the  Advisor do not  believe  that a Fund's net asset  value or income will be adversely  affected by its purchase of securities  on a  when-issued  or forward delivery basis. The Custodian will maintain  Segregated  Assets equal in value to  commitments  for  when-issued  or  forward  delivery  securities.  The
Segregated  Assets  maintained  by a Fund with  respect  to any  when-issued  or forward delivery securities shall be liquid,  unencumbered and  marked-to-market daily,  and such  Segregated  Assets  shall be  maintained  in  accordance  with pertinent SEC positions.

Exchange-Traded Index Securities

Subject to the limitations on investment in investment  company securities and a
Fund's own investment  objective,  each Fund may invest in exchange-traded index securities  that are  currently  operational  and that may be  developed  in the future.  Exchange-traded  index securities generally trade on the American Stock
Exchange  or New  York  Stock  Exchange  and  are  subject  to the  risks  of an investment in a broadly  based  portfolio of common  stocks,  including the risk that the general level of stock prices may decline,  thereby adversely affecting the value of the Fund's  investment.  These  securities  generally  bear certain operational expenses. To the extent that a Fund invests in these securities, the
Fund must bear these expenses in addition to the expenses of its own operation.

Equity Funds

Equity Securities

A Fund may invest in a broad range of equity  securities  of U.S.  and  non-U.S.
issuers,   including  common  stocks  of  companies  or  closed-end   investment
companies,  preferred stocks,  debt securities  convertible into or exchangeable for common  stock,  securities  such as warrants or rights that are  convertible into common stock and  sponsored or  unsponsored  American,  European and Global
depositary  receipts   (together,   "Depositary   Receipts").   The  issuers  of
unsponsored   Depositary   Receipts  are  not  obligated  to  disclose  material
information in the United States.

Convertible Securities

Each Equity Fund,  as well as the MGI Core  Opportunistic  Fixed Income Fund and the MGI High Yield Fixed Income Fund may invest in convertible  securities  that generally  offer lower  interest or dividend  yields than  non-convertible  debt securities of similar quality.  The value of convertible  securities may reflect changes in the value of the  underlying  common  stock.  Convertible  securities entail less credit risk than the issuer's  common stock because they rank senior to common  stock.  Convertible  securities  entitle the holder to  exchange  the securities for a specified number of shares of common stock, usually of the same company,  at  specified  prices  within a certain  period of time and to receive interest or dividends until the holder elects to convert.  The provisions of any convertible security determine its ranking in a company's capital structure.  In the case of subordinated  convertible debentures,  the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders.  In the case of preferred stock and convertible  preferred  stock, the holder's claim on assets and earnings are subordinated  to the  claims of all  creditors  but are  senior to the claims of common shareholders. As a result of their ranking in a company's capitalization, convertible  securities  that are  rated by  nationally  recognized  statistical rating organizations generally are rated below other obligations of the company, and many convertible  securities  either are rated below investment grade or are not rated. See "Lower Rated Debt Securities" in this SAI.

Real Estate Investment Trusts

Real estate  investment  trusts  ("REITs") pool investors' funds for investment, primarily  in  income  producing  real  estate or real  estate-related  loans or interests.  A REIT is not taxed on income  distributed  to its  shareholders  or unitholders  if  it  complies  with  regulatory  requirements  relating  to  its organization,  ownership,  assets and income, and with a regulatory  requirement that it  distribute  to its  shareholders  or  unitholders  at least  90% of its taxable  income for each taxable  year.  Generally,  REITs can be  classified as
Equity REITs,  Mortgage REITs or Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital  gains from  appreciation  realized  through  property  sales.
Equity  REITs are  further  categorized  according  to the types of real  estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities,  manufactured housing and mixed-property  types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest  payments.
Hybrid  REITs  combine the  characteristics  of both Equity  REITs and  Mortgage
REITs.

A shareholder in a Fund, by investing in REITs indirectly through the Fund, will bear not only the shareholder's proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs may be  affected  by  changes  in the value of their  underlying  properties  and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of  the  credit  extended.  Furthermore,  REITs  are  dependent  on  specialized management  skills.  Some  REITs  may have  limited  diversification  and may be subject to risks inherent in investments in a limited number of properties, in a narrow  geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make  distributions  to  shareholders  or
unitholders,   and  may  be   subject   to   defaults   by   borrowers   and  to
self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT's failure to maintain exemption from registration under the 1940 Act.

Private Equity Investments in Public Equity

The Funds may purchase equity  securities in a private placement that are issued by issuers who have outstanding,  publicly-traded  equity securities of the same class  ("private  investments  in public  equity" or  "PIPEs").  Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is  completed.  This  restricted  period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and a Fund cannot  freely  trade the  securities.  Generally,  such restrictions  cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified  financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered,  or that the registration will remain in effect.

Fixed Income Funds

Eurodollar Securities

A Fund may invest in Eurodollar securities, which are fixed income securities of a U.S.  issuer or a foreign  issuer that are issued  outside the United  States.
Interest and dividends on Eurodollar securities are payable in U.S. dollars.

Lower Rated Debt  Securities (MGI Core  Opportunistic  Fixed Income Fund and MGI
High Yield Fixed Income Fund only)

Fixed income  securities rated lower than Baa by Moody's or BBB by S&P are below investment  grade and are  considered to be of poor  standing and  predominantly speculative.  Such  securities  ("lower  rated debt  securities")  are  commonly referred to as "junk  bonds" and are subject to a  substantial  degree of credit risk.  Lower rated debt  securities  may be issued as a consequence of corporate
restructurings,   such  as  leveraged  buy-outs,  mergers,  acquisitions,   debt
recapitalizations,  or similar  events.  Also,  lower rated debt  securities are often issued by smaller,  less  creditworthy  companies  or by highly  leveraged
(indebted)  firms,  that are generally  less able than more  financially  stable firms to make scheduled payments of interest and principal.  Certain convertible securities  also  may be  rated  below  investment  grade.  The  risks  posed by securities issued under such circumstances are substantial.

In the past,  the high yields from lower  rated debt  securities  have more than compensated for the higher default rates on such securities.  However, there can be no assurance that  diversification  will protect a Fund from  widespread bond defaults  brought about by a sustained  economic  downturn,  or that yields will continue to offset  default rates on lower rated debt  securities in the future.
Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations  during an economic  downturn or during sustained periods of rising interest rates may be impaired. In addition,  such issuers may not have more  traditional  methods of  financing  available  to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by an issuer is  significantly  greater  for the  holders  of lower  rated  debt securities  because such  securities may be unsecured and may be subordinated to other  creditors of the issuer.  Further,  an economic  recession  may result in default levels with respect to such securities in excess of historic averages.

The value of lower rated debt securities will be influenced not only by changing interest rates,  but also by the bond market's  perception of credit quality and the  outlook  for  economic  growth.  When  economic  conditions  appear  to  be deteriorating,  lower rated debt  securities  may decline in market value due to investors'  heightened  concern over credit  quality,  regardless  of prevailing interest rates.

Especially at such times,  trading in the secondary  market for lower rated debt securities may become thin and market  liquidity may be  significantly  reduced.
Even under normal conditions,  the market for lower rated debt securities may be less liquid than the market for  investment  grade  corporate  bonds.  There are fewer securities  dealers in the high yield market and purchasers of lower rated debt securities are concentrated among a smaller group of securities dealers and institutional  investors.  In periods of reduced market  liquidity,  lower rated debt securities' prices may become more volatile and a Fund's ability to dispose of particular securities when necessary to meet the Fund's liquidity needs or in response  to  a  specific  economic  event,  such  as  a  deterioration  in  the creditworthiness of the issuer, may be adversely affected.

Lower rated debt  securities  frequently  have call or redemption  features that would permit an issuer to  repurchase  the security  from a Fund. If a call were exercised by the issuer  during a period of  declining  interest  rates,  a Fund likely  would  have to  replace  such  called  security  with a  lower  yielding security,  thus  decreasing  the  net  investment  income  to the  Fund  and any dividends to investors.

Besides credit and liquidity  concerns,  prices for lower rated debt  securities may be affected by legislative and regulatory  developments.  For example,  from time to time,  Congress has considered  legislation to restrict or eliminate the
corporate  tax  deduction  for  interest  payments  or  to  regulate   corporate
restructurings such as takeovers or mergers.  Such legislation may significantly depress the prices of outstanding lower rated debt securities.  A description of various corporate debt ratings appears in Appendix A to this SAI.

Securities issued by foreign issuers rated below investment grade entail greater risks than higher  rated  securities,  including  risk of untimely  interest and principal  payment,  default,  price  volatility  and may  present  problems  of liquidity, valuation, and currency risk.

Inflation Protected Securities

Inflation  protected  securities  are debt  securities  whose  principal  and/or interest  payments are adjusted for inflation,  unlike debt securities that make fixed principal and interest payments.  Inflation  protected  securities include
Treasury Inflation Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury.  The interest rate paid by TIPS is fixed, while the principal value  rises or falls  based on  changes in a  published  Consumer  Price  Index
("CPI").  Thus, if inflation occurs,  the principal and interest payments on the
TIPS are adjusted  accordingly  to protect  investors  from  inflationary  loss.
During a  deflationary  period,  the principal and interest  payments  decrease, although the TIPS'  principal  amounts will not drop below their face amounts at maturity.  In exchange for the inflation  protection,  TIPS  generally pay lower interest rates than typical U.S. Treasury  securities.  Only if inflation occurs will TIPS offer a higher  real yield than a  conventional  Treasury  bond of the same maturity.

Other  issuers  of  inflation  protected  debt  securities  include  other  U.S.
government agencies or instrumentalities, corporations, and foreign governments.
There can be no  assurance  that the CPI or any  foreign  inflation  index  will accurately  measure  the real  rate of  inflation  in the  prices  of goods  and services.  Moreover,  there can be no assurance  that the rate of inflation in a foreign  country  will be  correlated  to the rate of  inflation  in the  United
States.

Pay-In-Kind Bonds

A Fund may invest in pay-in-kind  bonds.  Pay-in-kind  bonds are securities that pay interest through the issuance of additional  bonds. A Fund will be deemed to receive  interest  over the life of such  bonds and may be treated  for  federal income tax  purposes as if interest  were paid on a current  basis,  although no cash  interest  payments are received by the Fund until the cash payment date or until the bonds mature.

Mortgage-Backed Securities, Mortgage Pass-Through Securities, and Collateralized
Mortgage Obligations ("CMOs")

A Fund also may invest in  mortgage-backed  securities,  which are  interests in pools of  mortgage  loans,  including  mortgage  loans made by savings  and loan institutions,  mortgage bankers, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations as further described below. A Fund also may invest in debt securities  that are secured with collateral  consisting
of   mortgage-backed   securities,   such  as  CMOs,   and  in  other  types  of
mortgage-related securities.

The principal issuers of mortgage-related securities are the Government National
Mortgage  Association  ("GNMA"),  Fannie  Mae  and  Freddie  Mac.  The  type  of government guarantees, if any, supporting mortgage-related securities depends on the issuers of the  securities.  The timely payment of principal and interest on mortgage-backed  securities  issued or  guaranteed by GNMA is backed by GNMA and the full faith and credit of the U.S. government. These guarantees,  however, do not apply to the market value of Fund shares.  Also,  securities  issued by GNMA and other  mortgage-backed  securities  may be  purchased  at a premium over the maturity value of the underlying  mortgages.  This premium is not guaranteed and would be lost if prepayment  occurs.  Mortgage-backed  securities issued by U.S.
government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations.  Certain  obligations,  such as those issued by the Federal
Home Loan  Bank are  supported  by the  issuer's  right to borrow  from the U.S.
Treasury,  while others,  such as those issued by Fannie Mae, are supported only by the credit of the issuer.  Unscheduled  or early  payments on the  underlying mortgages may shorten the securities' effective maturities and reduce returns. A
Fund may agree to purchase or sell these  securities  with  payment and delivery taking place at a future date. A decline in interest  rates may lead to a faster rate of repayment of the underlying  mortgages and expose a Fund to a lower rate of return upon reinvestment.  To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed  securities held by the Fund may not appreciate as rapidly as the price of noncallable  debt securities.

Interests in pools of mortgage-backed securities differ from other forms of debt securities,  which  normally  provide for periodic  payment of interest in fixed amounts with principal  payments at maturity or specified  call dates.  Instead, these  securities  provide a monthly  payment that consists of both interest and principal  payments.  In effect,  these  payments  are a  "pass-through"  of the monthly  payments made by the individual  borrowers on their mortgage loans, net of any fees  paid to the  issuer or  guarantor  of such  securities.  Additional payments are caused by  repayments of principal  resulting  from the sale of the underlying property,  refinancing, or foreclosure, net of fees or costs that may be incurred. Some mortgage-backed securities (such as securities issued by GNMA)
are described as "modified pass-through." These securities entitle the holder to receive all interest and principal  payments owed on the mortgage  pool,  net of certain fees, at the scheduled  payments dates  regardless of whether or not the mortgagor actually makes the payment.

Any discount  enjoyed on the purchases of a  pass-through  type  mortgage-backed security will likely  constitute market discount.  As a Fund receives  principal payments, it will be required to treat as ordinary income an amount equal to the lesser of the amount of the payment or the  "accrued  market  discount."  Market discount is to be accrued  either under a constant rate method or a proportional method.  Pass-through type mortgage-backed  securities purchased at a premium to their face value will be subject to a similar rule  requiring  recognition of an offset to ordinary  interest  income,  an amount of premium  attributable to the receipt of principal.  The amount of premium recovered is to be determined using a method  similar  to that in place  for  market  discount.  A Fund may elect to accrue  market  discount  or  amortize  premium  notwithstanding  the  amount of principal  received.  Such election will apply to all bonds held and  thereafter acquired  unless  permission  is granted  by the  Commissioner  of the  Internal
Revenue Service to change such method.

Commercial  banks,  savings and loan  institutions,  private mortgage  insurance companies,  mortgage  bankers,  and other  secondary  market issuers also create pass-through  pools  of  conventional  mortgage  loans.  Such  issuers  may,  in addition,  be the originators and/or servicers of the underlying  mortgage loans as well as the guarantors of the mortgage-related  securities.  Pools created by such  non-governmental  issuers  generally  offer a higher rate of interest than government and government-related  pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and  principal of these pools may be supported by various  forms of insurance or guarantees,  including  individual loan,  title,  pool, and hazard insurance and letters of credit. The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness  of the  issuers  thereof  will be  considered  in  determining whether a mortgage-related security meets a Fund's investment quality standards.
There can be no assurance that the private insurers or guarantors can meet their obligations  under the  insurance  policies  or  guarantees,  even if through an examination of the loan  experience  and practices of the  originators/servicers and poolers,  a subadvisor  determines that the securities meet a Fund's quality standards.  Although  the market for such  securities  is becoming  increasingly liquid,  securities  issued by certain private  organizations may not be readily marketable.

A CMO is a debt  security on which  interest and prepaid  principal are paid, in most cases,  semi-annually.  CMOs may be  collateralized by whole mortgage loans but are more  typically  collateralized  by portfolios of mortgage  pass-through securities  guaranteed  by GNMA,  Freddie  Mac,  or Fannie Mae and their  income streams.

CMOs  issued by  private  entities  are not  government  securities  and are not directly guaranteed by any government agency. They are secured by the underlying collateral  of the private  issuer.  Yields on  privately-issued  CMOs have been historically  higher than yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. Such instruments also tend to be more  sensitive to interest  rates than U.S.  government-issued  CMOs. For federal  income tax  purposes,  a Fund will be required to accrue income on CMOs using the "catch-up" method, with an aggregate prepayment assumption.

Dollar Rolls

A Fund may enter  into  dollar  rolls in which  the Fund  sells  securities  and simultaneously  contracts to repurchase  substantially  similar  securities on a specified  future date.  In the case of dollar rolls  involving  mortgage-backed securities,  the mortgage-backed securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold,  but will be  supported  by  different  pools of  mortgages.  A Fund forgoes  principal  and interest  paid during the roll period on the  securities sold in a dollar roll, but the Fund is compensated by the difference between the current  sales  price and the price for the  future  purchase  as well as by any interest  earned on the  proceeds of the  securities  sold. A Fund could also be compensated through receipt of fee income. The Funds intend to enter into dollar rolls only with government  securities dealers recognized by the Federal Reserve
Board, or with member banks of the Federal Reserve. The Trust does not believe a
Fund's obligations under dollar rolls are senior securities and accordingly, the
Funds,  as a matter of  non-fundamental  policy,  will not treat dollar rolls as being subject to their respective  borrowing or senior securities  restrictions.
In addition to the  general  risks  involved  in  leveraging,  dollar  rolls are subject to the same risks as repurchase and reverse repurchase agreements.

To-Be-Announced Securities

A  to-be-announced   mortgage-backed   security  ("TBA")  is  a  mortgage-backed
security,  such as a GNMA pass-through security,  that is purchased or sold with specific  pools  that will  constitute  that GNMA  pass-through  security  to be announced  on a future  settlement  date.  At the time of purchase of a TBA, the seller  does  not  specify  the  particular  mortgage-backed  securities  to  be delivered  but rather agrees to accept any  mortgage-backed  security that meets specified  terms.  A Fund and the seller  would agree upon the issuer,  interest rate, and terms of the underlying  mortgages,  but the seller would not identify
the  specific   underlying   mortgages   until  shortly  before  it  issues  the
mortgage-backed   security.  TBAs  increase  interest  rate  risks  because  the underlying mortgages maybe less favorable than anticipated by the Fund.

Other Mortgage-Backed Securities

The Advisor and the subadvisors expect that governmental, government-related, or private  entities  may create  mortgage  loan  pools and other  mortgage-related
securities   offering   mortgage   pass-through   and    mortgage-collateralized
investments in addition to those described above. The mortgages underlying these securities  may include  alternative  mortgage  instruments,  that is,  mortgage instruments  whose  principal  or interest  payments  may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages.  As new types of  mortgage-related  securities  are developed  and offered to  investors,  the
Advisor  and the  subadvisors  will,  consistent  with  each  Fund's  investment objective,  policies,  and quality  standards,  consider the  appropriateness of making investments in such new types of mortgage-related securities.

Asset-Backed Securities

A Fund  may  invest  a  portion  of its  assets  in debt  obligations  known  as
"asset-backed securities." Asset-backed securities are securities that represent a  participation  in, or are secured by and payable  from,  a stream of payments generated by  particular  assets,  most often a pool or pools of similar  assets
(e.g.,  receivables  on home equity and credit loans and  receivables  regarding automobile,  credit card, mobile home and recreational vehicle loans,  wholesale dealer floor plans, and leases).

The credit quality of asset-backed securities depends primarily upon the quality of the  underlying  assets and the level of credit  support  and/or  enhancement provided.  Asset-backed  securities are subject to the same prepayment  risks as mortgage-backed  securities.  For federal  income tax  purposes,  a Fund will be required  to accrue  income on  pay-through  asset-backed  securities  using the
"catch-up" method, with an aggregate prepayment assumption.

The credit quality of asset-backed  securities  depends  primarily on the credit quality of the assets  underlying such  securities,  how well the entity issuing the security is insulated  from the credit risk of the  originator  or any other affiliated  entities,  and the amount and quality of any credit support provided to the  securities.  The rate of principal  payment on  asset-backed  securities generally  depends on the rate of principal  payments received on the underlying assets  that,  in turn,  may be  affected  by a variety  of  economic  and other factors.  As a result,  the yield on any  asset-backed  security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated  yield to maturity.  Asset-backed  securities  may be  classified as
"pass-through certificates" or "collateralized obligations."

Due to the shorter maturity of the collateral backing  asset-backed  securities, there is less of a risk of  substantial  prepayment  than  with  mortgage-backed securities.  Such asset-backed securities do, however, involve certain risks not associated  with  mortgage-backed  securities,  including the risk that security interests  cannot  be  adequately,  or in  many  cases,  ever,  established.  In addition, with respect to credit card receivables, a number of state and federal consumer  credit laws give debtors the right to set off certain  amounts owed on the credit  cards,  thereby  reducing the  outstanding  balance.  In the case of automobile  receivables,  there is a risk that the holders may not have either a proper  or  first  security  interest  in all of the  obligations  backing  such receivables due to the large number of vehicles  involved in a typical  issuance
and  technical   requirements  under  state  laws.   Therefore,   recoveries  on
repossessed  collateral  may not always be available to support  payments on the securities.

Examples of credit  support  arising  out of the  structure  of the  transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments,  sometimes  funded  from a portion  of the payments on the underlying  assets,  are held in reserve against future losses), and "over collateralization"  (where the scheduled payments on, or the principal amount of, the  underlying  assets exceeds that required to make payments of the securities  and pay any servicing or other fees).  The degree of credit  support provided  for each issue is generally  based on  historical  credit  information respecting  the level of credit  risk  associated  with the  underlying  assets.
Delinquencies  or losses in excess of those  anticipated  could adversely affect the return on an investment in such issue.

The MGI Core Opportunistic Fixed Income Fund and the MGI High Yield Fixed Income
Fund may invest in  collateralized  debt  obligations  ("CDOs"),  which  include
collateralized  bond  obligations   ("CBOs")  and  other  similarly   structured
securities. CDOs and CBOs are types of asset-backed securities. A CBO is a trust that is backed by a  diversified  pool of below  investment  grade fixed  income securities.  CDOs may charge  management fees and  administrative  expenses.  In addition to the normal risks associated with fixed income  securities  discussed elsewhere  in this  SAI and the  Funds'  Prospectuses  (i.e.,  credit  risk  and interest rate risk), CDOs carry additional risks, including, but not limited to:
(i) the possibility that  distributions  from collateral  securities will not be adequate to make interest or other payments;  (ii) the quality of collateral may decline  in value  or  default;  (iii)  the Fund  may  invest  in CDOs  that are subordinate to other classes;  and (iv) the complex  structure of the securities may produce unexpected investment results.

Equipment Trust Certificates

A Fund  may  invest  in  equipment  trust  certificates.  The  proceeds  of such certificates are used to purchase equipment,  such as railroad cars,  airplanes, or other  equipment,  which in turn serve as collateral for the related issue of certificates.  The  equipment  subject  to a  trust  generally  is  leased  by a railroad,  airline, or other business, and rental payments provide the projected cash  flow  for the  repayment  of  equipment  trust  certificates.  Holders  of
equipment  trust   certificates  must  look  to  the  collateral   securing  the
certificates, and any guarantee provided by the lessee or any parent corporation for the  payment of lease  amounts,  in the case of  default  in the  payment of principal and interest on the certificates.

Zero Coupon and Delayed Interest Securities

A Fund may invest in zero  coupon or delayed  interest  securities  which pay no cash income until maturity or a specified date when the securities  begin paying current interest (the "cash payment date") and are sold at substantial discounts from their value at maturity.  When held to maturity or cash payment  date,  the entire income of such securities, which consists of accretion of discount, comes from the  difference  between the purchase  price and their value at maturity or cash  payment  date.  The  market  prices of zero  coupon and  delayed  interest securities  are generally more volatile and more likely to respond to changes in interest rates than the market prices of securities  having  similar  maturities and credit qualities that pay interest periodically.

Zero coupon  securities  are subject to greater market value  fluctuations  from changing interest rates than debt obligations of comparable maturities that make current  distributions of interest (cash).  Zero coupon  convertible  securities offer the  opportunity  for capital  appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the  underlying  common stocks as they usually are issued with short  maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Zero coupon securities  include securities issued directly by the U.S. Treasury, and U.S.  Treasury  bonds or notes  and their  unmatured  interest  coupons  and receipts for their underlying principal ("coupons") which have been separated by their holder,  typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying  principal (the "corpus")
of the U.S.  Treasury  security.  A number of  securities  firms and banks  have stripped  the  interest  coupons and  receipts and then resold them in custodial receipt  programs with a number of different names,  including  "Treasury Income
Growth  Receipts"  ("TIGRS") and Certificate of Accrual on Treasuries  ("CATS").
The underlying U.S.  Treasury bonds and notes  themselves are held in book-entry form at the Federal  Reserve  Bank or, in the case of bearer  securities  (i.e., unregistered  securities  which are  owned  ostensibly  by the  bearer or holder thereof), in trust on behalf of the owners thereof.

The Federal  Reserve program as established by the U.S.  Treasury  Department is known as "STRIPS" or "Separate  Trading of Registered  Interest and Principal of
Securities."  Under  the  STRIPS  program,  a Fund  will be  able  to  have  its beneficial  ownership  of  zero  coupon  securities  recorded  directly  in  the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S.  Treasury  obligations have been stripped of their unmatured  interest coupons  by the  holder,  the  principal  or corpus  is sold at a deep  discount because the buyer  receives  only the right to receive a future fixed payment on the  security  and does not  receive  any  rights to  periodic  interest  (cash)
payments.  Once  stripped  or  separated,  the  corpus and  coupons  may be sold separately.  Typically,  the coupons are sold  separately  or grouped with other coupons with like maturity  dates and sold in such bundled  form.  Purchasers of
stripped  obligations   acquire,  in  effect,   discount  obligations  that  are
economically  identical  to the zero coupon  securities  that the U.S.  Treasury sells  itself.  These  stripped  securities  are  also  treated  as zero  coupon securities with original issue discount for tax purposes.

Structured Notes

Structured  notes are  derivative  debt  securities,  the  interest  rate and/or principal of which is  determined  by an unrelated  indicator.  The value of the principal of and/or  interest on structured  notes is determined by reference to changes in the return,  interest rate, or value at maturity of a specific asset, reference rate, or index (the "reference  instrument") or the relative change in two or more  reference  instruments.  The interest rate or the principal  amount payable upon  maturity or redemption  may be increased or  decreased,  depending upon changes in the applicable  reference  instruments.  Structured notes may be positively or negatively  indexed, so that an increase in value of the reference instrument  may produce an increase or a decrease in the interest  rate or value of the structured note at maturity. In addition, changes in the interest rate or the value of the  structured  note at maturity may be  calculated as a specified multiple of the change in the value of the  reference;  therefore,  the value of such note may be very volatile.  Structured notes may entail a greater degree of market risk than other types of debt  securities  because the investor bears the risk of the reference  instrument.  Structured  notes also may be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Foreign  Securities(Applicable  to Funds  other  than the MGI US Short  Maturity
Fixed Income Fund, as described in the Prospectuses)

Investors  should  recognize that investing in foreign issuers  involves certain considerations,  including those set forth in the Funds' Prospectuses, which are not typically associated with investing in U.S. issuers. Since the securities of foreign companies are frequently  denominated in foreign  currencies,  and since the Funds may temporarily  hold uninvested  reserves in bank deposits in foreign currencies,  the Funds will be affected  favorably or  unfavorably by changes in currency  rates and in  exchange  control  regulations  and may  incur  costs in connection with conversions between various currencies.  The investment policies of the  Funds  permit  them to enter  into  forward  foreign  currency  exchange contracts, futures, options, and interest rate swaps in order to hedge portfolio holdings and commitments against changes in the level of future currency rates.

Forward Foreign Currency Contracts

The Funds may  purchase  or sell  currencies  and/or  engage in forward  foreign currency transactions in order to expedite settlement of portfolio  transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between  currency  traders  (usually large commercial  banks) and their customers.  A forward  contract  generally  has no  deposit  requirement  and no commissions  are  charged at any stage for  trades.  The Funds will  account for forward  contracts by  marking-to-market  each day at current  forward  contract values.

The Funds will only enter into forward  contracts to sell, for a fixed amount of
U.S. dollars or other appropriate  currency,  an amount of foreign currency,  to the  extent  that the value of the short  forward  contract  is  covered  by the
underlying  value  of  securities   denominated  in  the  currency  being  sold.
Alternatively,  when a Fund enters into a forward  contract to sell an amount of foreign  currency,  the Fund's custodian or sub-custodian  will place Segregated
Assets in a segregated  account of the Fund in an amount not less than the value of the  Fund's  total  assets  committed  to the  consummation  of such  forward contracts.  If the additional Segregated Assets placed in the segregated account decline,  additional cash or securities will be placed in the account on a daily basis so that the  value of the  account  will  equal the  amount of the  Fund's commitments with respect to such contracts.

Non-Deliverable Forwards

The Funds may, from time to time, engage in non-deliverable forward transactions to manage  currency  risk or to gain exposure to a currency  without  purchasing securities  denominated  in  that  currency.  A  non-deliverable  forward  is  a transaction  that  represents  an  agreement  between a Fund and a  counterparty
(usually a commercial  bank) to buy or sell a specified  (notional)  amount of a particular  currency at an agreed upon foreign  exchange  rate on an agreed upon future date. Unlike other currency  transactions,  there is no physical delivery of the currency on the  settlement  of a  non-deliverable  forward  transaction.
Rather,  the Fund and the  counterparty  agree to net the settlement by making a payment in U.S.  dollars or another fully  convertible  currency that represents any differential  between the foreign exchange rate agreed upon at the inception of the  non-deliverable  forward  agreement and the actual  exchange rate on the
agreed  upon  future   date.   Thus,   the  actual  gain  or  loss  of  a  given
non-deliverable   forward   transaction   is  calculated  by   multiplying   the
transaction's  notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

Since a Fund  generally  may only close out a  non-deliverable  forward with the particular  counterparty,  there is a risk that the counterparty will default on its obligation under the agreement.  If the counterparty defaults, the Fund will have contractual  remedies pursuant to the agreement related to the transaction, but there is no  assurance  that  contract  counterparties  will be able to meet their  obligations  pursuant  to such  agreements  or  that,  in the  event of a default,  a Fund will succeed in pursuing  contractual  remedies.  The Fund thus assumes  the risk  that it may be  delayed  in,  or  prevented  from,  obtaining payments owed to it pursuant to non-deliverable forward transactions.

In addition,  where the currency  exchange rates that are the subject of a given non-deliverable  forward  transaction  do not  move in the  direction  or to the extent anticipated, the Fund could sustain losses on the non-deliverable forward transaction.  The Fund's  investment  in a  particular  non-deliverable  forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies,  including  economic,  political and legal developments that impact the applicable countries,  as well as exchange control regulations of the applicable countries.  These risks are heightened when a non-deliverable forward transaction  involves  currencies  of emerging  market  countries  because  such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.

Options on Foreign Currencies

The Funds may  purchase  and write put and call  options on  foreign  currencies
(traded on U.S.  and foreign  exchanges or  over-the-counter  markets) to manage their  exposure  to  changes  in  currency  exchange  rates.  The Funds also may purchase  and write  options on foreign  currencies  for  hedging  purposes in a manner  similar to that in which  futures  contracts on foreign  currencies,  or forward contracts,  will be utilized.  For example, a decline in the U.S. dollar value of a foreign  currency in which portfolio  securities are denominated will reduce the U.S.  dollar  value of such  securities,  even if their  value in the foreign currency remains constant.  In order to protect against such diminutions in the value of  portfolio  securities,  a Fund may  purchase put options on the foreign  currency.  If the U.S.  dollar price of the currency does decline,  the
Fund  will  have the  right to sell  such  currency  for a fixed  amount in U.S.
dollars and will thereby offset,  in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely,  where a rise in the  U.S.  dollar  value  of a  currency  in  which securities to be acquired are denominated is projected,  thereby  increasing the
U.S. dollar price of such securities, the Fund may purchase call options on such currency.

The purchase of such options could offset,  at least  partially,  the effects of the  adverse  movement  in  exchange  rates.  As in the case of  other  types of options,  however,  the  benefit to the Fund to be  derived  from  purchases  of foreign  currency  options  will be  reduced by the  amount of the  premium  and related  transaction  costs. In addition,  where currency  exchange rates do not move in the  direction  or to the extent  anticipated,  the Fund  could  sustain losses on transactions in foreign  currency  options,  which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Funds may write options on foreign  currencies for the same types of hedging purposes.  For example,  where a Fund  anticipates a decline in the U.S.  dollar value of foreign currency denominated  securities due to adverse fluctuations in exchange  rates,  it could,  instead of  purchasing  a put option,  write a call option on the relevant currency. If the expected decline occurs, the option will most  likely not be  exercised,  and the  diminution  in the value of the Fund's portfolio securities will be offset by the amount of the premium received.

Similarly,  instead of purchasing a call option to hedge against an  anticipated increase in the U.S.  dollar cost of  securities  to be  acquired,  a Fund could write a put option on the relevant  currency  which, if rates move in the manner projected,  will expire  unexercised  and allow the Fund to hedge such increased cost up to the amount of the premium.  As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the  premium,  and only if exchange  rates move in the expected direction.  If this does not occur, the option may be exercised and the
Fund would be required to  purchase or sell the  underlying  currency at a loss, which may not be offset by the amount of the  premium.  Through  the  writing of options on foreign currencies,  the Fund also may be required to forego all or a portion of the benefit that might  otherwise  have been obtained from  favorable movements in exchange rates.

The Funds also may engage in options  transactions for non-hedging  purposes.  A
Fund  may  use  options  transactions  to gain  exposure  to a  currency  when a subadvisor  believes that exposure to the currency is beneficial to the Fund but believes that the securities denominated in that currency are unattractive.

The Funds may write  covered call options on foreign  currencies.  A call option written  on a  foreign  currency  by a Fund is  "covered"  if the Fund  owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash  consideration held in a segregated account by the custodian bank)  upon  conversion  or  exchange  of  other  foreign  currency  held in its portfolio.  A call  option  is also  covered  if the Fund has a call on the same foreign  currency and in the same principal amount as the call written where the exercise  price of the call held (a) is equal to or less than the exercise price of the call  written,  or (b) is  greater  than the  exercise  price of the call written if the  difference is  maintained by the Fund in Segregated  Assets in a segregated account with its custodian bank.

With  respect to writing put options,  at the time the put is written,  the Fund will  establish a  segregated  account with its  custodian  bank  consisting  of
Segregated  Assets in an amount  equal in value to the  amount  the Fund will be required to pay upon exercise of the put. The account will be  maintained  until the put is  exercised,  has expired,  or the Fund has purchased a closing put of the same series as the one previously written.

Other Investments (Applicable to All Funds)

The Board may, in the future,  authorize  a Fund to invest in  securities  other than those listed in this SAI and in the Prospectuses,  provided such investment would be consistent with that Fund's investment  objective and that it would not violate any fundamental  investment policies or restrictions  applicable to that
Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund  without the  approval of a majority of the  outstanding voting  securities  (as defined in the 1940 Act) of the Fund.  Unless  otherwise indicated,  all percentage  limitations listed below apply to a Fund only at the time of the transaction.  Accordingly, if a percentage restriction is adhered to at the time of investment,  a later increase or decrease in the percentage  that results  from a  relative  change in  values or from a change in a Fund's  total assets will not be considered a violation. Each Fund may not:

     (i)  Purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent the Fund from  investing  in issuers  which  invest, deal, or otherwise  engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

     (ii) Purchase or sell  commodities,  except  that the Fund may  purchase or sell  currencies,  may enter into  futures  contracts  on  securities, currencies and other indices, or any other financial instruments,  and may purchase and sell options on such futures contracts;

    (iii) Issue securities senior to the Fund's presently  authorized shares of beneficial  interest,  to  the  extent  such  issuance  would  violate applicable law;

     (iv) Make loans to other  persons,  except:  (a) through the lending of its portfolio  securities;  (b) through the  purchase of debt  securities, loan  participations  and/or  engaging in direct  corporate  loans for investment  purposes in accordance with its investment  objectives and policies;  and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

     (v)  Borrow money to the extent such  borrowing  would  violate  applicable law;

     (vi) Concentrate  (invest more than 25% of its net assets) in securities of issuers in a  particular  industry  (other than  securities  issued or guaranteed  by  the  U.S.  government  or  any  of  its  agencies,  or securities of other investment companies); and

    (vii) Underwrite the securities of other issuers,  except that the Fund may engage in  transactions  involving the  acquisition,  disposition,  or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the 1933 Act.

MANAGEMENT OF THE TRUST

The Trust is a Delaware  statutory  trust.  Under  Delaware  law,  the Board has overall  responsibility  for managing the business and affairs of the Trust. The
Trustees elect the officers of the Trust, who are responsible for  administering the day-to-day operations of the Funds.

The Trustees and  executive  officers of the Trust,  along with their  principal occupations  over the past five years and their  affiliations,  if any, with the
Advisor, are listed below. The address of each executive officer of the Trust is
1166 Avenue of the Americas, New York, New York 10036.

Independent Trustees
                                                                        Number of
                                     Term of                           Portfolios
                                    Office(1)                            in Fund
                    Position(s)    and Length        Principal          Complex*           Other
  Name, Address      Held with      of Time        Occupation(s)       Overseen by      Directorships
     and Age           Trust         Served     During Past 5 Years      Trustee      Held by Trustee

Robert L. Ash      Chairman and    Since 2005   Mr. Ash is the              8               None
1166 Avenue of     Trustee                      Chief Executive
the Americas                                    Officer of EBB
New York, NY                                    Services, Inc., a
10036                                           financial services
(__)                                            company, since
                                                2004.  Mr. Ash
                                                served as the Chief
                                                Executive Officer
                                                and Senior Managing
                                                Director of Fleet
                                                Investment
                                                Management from
                                                1997 to 2001.

Harrison M.        Trustee         Since 2005   Mr. Bains was Vice          8               None
Bains, Jr.                                      President and
1166 Avenue of                                  Treasurer of
the Americas                                    Bristol-Myers
New York, NY                                    Squibb Co. from
10036                                           1988 to 2004.
(__)

Adela M. Cepeda    Trustee         Since 2005   Ms. Cepeda has been         8        Ms. Cepeda is a
A.C. Advisory,                                  the President of                     director of
Inc.                                            A.C. Advisory, Inc.                  Wyndham
161 No. Clark                                   since 1995.                          International,
Street                                                                               Inc. (hotel
Suite 4975                                                                           management),
Chicago, IL                                                                          Lincoln National
60601                                                                                Income Fund,
(__)                                                                                 Inc., Lincoln
                                                                                     National
                                                                                     Convertible
                                                                                     Securities Fund,
                                                                                     Inc., The UBS
                                                                                     Funds, UBS
                                                                                     Relationship
                                                                                     Funds, Fort
                                                                                     Dearborn Income
                                                                                     Securities, Inc.,
                                                                                     SMA Relationship
                                                                                     Trust, and
                                                                                     Amalgamated Bank
                                                                                     of Chicago.

Interested Trustee

                                     Term of                        Number of
                                    Office(1)       Principal     Portfolios in
                     Position(s)    and Length    Occupation(s)   Fund Complex*
  Name, Address      Held with       of Time     During Past 5     Overseen by     Other Directorships
     and Age            Trust         Served          Years          Trustee         Held by Trustee

Barry S.            Trustee,       Since 2005    Mr. McInerney          8                  None
McInerney**         President,                   is President
1166 Avenue of      and Chief                    of Mercer
the Americas        Executive                    Global
New York, NY        Officer                      Investments,
10036                                            Inc. since
(__)                                             2005 and
                                                 President of
                                                 Mercer Trust
                                                 Company, Inc.
                                                 since 2004.

                                                 Mr. McInerney
                                                 served as
                                                 President of
                                                 Mercer
                                                 Investment
                                                 Consulting,
                                                 Inc. from 2001
                                                 to 2004; and
                                                 President of
                                                 Mercer
                                                 Investment
                                                 Consulting
                                                 (Canada and
                                                 Latin America
                                                 Region), from
                                                 1998 to 2001.

(1)  Each Trustee holds office for an indefinite term.
*    The "Fund Complex" consists of the Trust, which has eight portfolios.
**   Mr.  McInerney is considered to be an  "interested  person" of the Trust as defined in the 1940 Act, due to his relationship with the Advisor.

Officers

The executive officers of the Trust not named above are:

                                                Term of
                                              Office+ and
                     Position(s) Held with      Length of      Principal Occupation(s) During
   Name and Age            the Trust           Time Served              Past 5 Years

Ravi B.             Vice President and        Since 2005     Mr.     Venkataraman    is    Chief
Venkataraman        Chief Investment Officer                 Investment  Officer,  Mercer Global
(__)                                                         Investments,  Inc.  since 2004. Mr.
                                                             Venkataraman   was   Principal  and
                                                             Head  of the  Northeast  Region  of
                                                             Mercer Investment Consulting,  Inc.
                                                             from 2000 to 2003.

Richard S.          Vice President,           Since 2005     Mr.   Joseph  is  Chief   Operating
Joseph              Treasurer, and                           Officer,        Mercer       Global
(__)                Principal Accounting                     Investments,  Inc.  since 2005. Mr.
                    Officer                                  Joseph was Chief Operating  Officer
                                                             of AdvisorCentral  LLC from 2001 to
                                                             2004 and Executive  Vice  President
                                                             and Chief Operating Officer,  Fleet
                                                             Financial Group from 1996 to 2001.

David M.            Vice President,           Since 2005     Mr.  Goldenberg  is  Chief  Counsel
Goldenberg          Secretary, and Chief                     and  Chief  Compliance  Officer  of
(__)                Compliance Officer                       Mercer  Global  Investments,  Inc.;
                                                             Chief Compliance  Officer of Mercer
                                                             Investment     Consulting;      and
                                                             Director  of Mercer  Trust  Company
                                                             since  2004.  From  2002  to  2004,
                                                             Mr.  Goldenberg  was Deputy General
                                                             Counsel   of   UBS   Global   Asset
                                                             Management  (US) Inc.  From 2000 to
                                                             2002,   he  was   Director,   Legal
                                                             Affairs     at     Lazard     Asset
                                                             Management.

Cynthia Lo          Vice President and        Since 2005     Ms.   Lo   Bessette   is  a  Senior
Bessette            Assistant Secretary                      Corporate  Counsel of Mercer Global
(__)                                                         Investments,   Inc.   since   2005.
                                                             Prior  to  that,  Ms.  Lo  Bessette
                                                             [_____].

____________________

+    Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

                                 Share Ownership

The  following  table sets forth the dollar  range of equity  securities  of the
Funds beneficially owned by each Trustee as of December 31, 2005:

                                                           Aggregate Dollar Range of Equity
                                                             Securities in all Registered
                                                         Investment Companies Overseen by the
                              Dollar Range of Equity             Trustee in the Family
     Name of Trustee          Securities in the Funds           of Investment Companies

Independent Trustees

     Robert  L. Ash                $ [___]                           $ [___]
     Harrison M. Bains, Jr.        $ [___]                           $ [___]
     Adela M. Cepeda               $ [___]                           $ [___]

Interested Trustee

     Barry S. McInerney            $ [___]                           $ [___]

As of June 30,  2006,  the  Trustees  did not own any  securities  issued by the
Advisor,  the  Distributor,   or  a  subadvisor,  or  any  company  controlling,
controlled by, or under common control with the Advisor,  the Distributor,  or a subadvisor.

TRUSTEES' COMPENSATION

The following table sets forth the  compensation  earned by the Trustees for the
Trust's fiscal year ended March 31, 2006*:

                                                     Pension or              Total
                                   Annual            Retirement           Compensation
                                 Aggregate        Benefits Accrued     From the Trust and
                                Compensation       As Part of Fund        Fund Complex
     Name                      From the Trust         Expenses          Paid to Trustees

Independent Trustees

  Robert  L. Ash                  $ [___]               None                $ [___]
  Harrison M. Bains, Jr.          $ [___]               None                $ [___]
  Adela M. Cepeda                 $ [___]               None                $ [___]

Interested Trustee

  Barry S. McInerney                None                None                  None

*The Trust commenced operations on March 11, 2005.

No  officer  of the Trust who is also an  officer  or  employee  of the  Advisor receives any  compensation  from the Trust for services to the Trust.  The Trust pays each Trustee who is not affiliated  with the Advisor an annual  retainer of
$20,000.  In addition to the  retainer,  the Trust pays each  Trustee who is not affiliated with the Advisor $2,500 per in-person meeting attended, and $2,500 or
$500 per telephonic  meeting attended  (depending on the nature and scope of the telephonic meeting).  On an annual basis, the Trust also pays the Chairperson of the Board  $10,000,  the  Chairperson  of the Audit  Committee  $5,000,  and the
members of the Audit  Committee  $2,500.  The Trust also reimburses each Trustee and officer for  out-of-pocket  expenses  incurred in connection with travel and attendance at Board meetings.

Board Committees

Ms. Cepeda and Messrs. Ash and Bains sit on the Trust's Audit Committee, and Mr.
Bains is the  Chairman  of the  Audit  Committee.  The Audit  Committee  has the
responsibility,  among  other  things,  to:  (i)  select,  oversee,  and set the compensation of the Trust's independent  registered public accounting firm; (ii)
oversee the Trust's  accounting and financial  reporting policies and practices, its internal  controls  and, as  appropriate,  the internal  controls of certain service  providers;  (iii)  oversee the quality and  objectivity  of each Fund's financial  statements and the independent  audit(s)  thereof;  and (iv) act as a liaison between the Trust's  independent  registered  public accounting firm and the full Board. During the fiscal year ended March 31, 2006, the Audit Committee met three times.

Ms.  Cepeda  and  Messrs.  Ash  and  Bains  sit on the  Trust's  Nominating  and
Governance  Committee.  Ms.  Cepeda is the  Chairperson  of the  Nominating  and
Governance   Committee.   The  Nominating  and  Governance   Committee  has  the
responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) periodically review  Independent  Board member  compensation and recommend any changes to the
Independent members as a group; and (iii) make recommendations to the full Board
for  nominations  for  membership  on  all  committees,   review  all  committee
assignments  annually and periodically review the  responsibilities and need for all committees of the Board.

While the  Nominating  and Governance  Committee is solely  responsible  for the selection and  nomination of Trustee  candidates,  the Nominating and Governance
Committee may consider nominees recommended by Fund shareholders. The Nominating and  Governance  Committee  will  consider  recommendations  for  nominees  from shareholders sent to the Secretary of the Trust, c/o Mercer Global  Investments,
Inc., 1166 Avenue of the Americas,  New York, NY 10036. A nomination  submission must  include  all  information  relating  to the  recommended  nominee  that is required to be disclosed in  solicitations  or proxy statements for the election of Trustees,  as well as  information  sufficient  to evaluate the  individual's qualifications.  Nomination submissions must be accompanied by a written consent of the  individual  to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably  requested by the Nominating and
Governance  Committee.  During  the  fiscal  year  ended  March  31,  2006,  the
Nominating and Governance Committee met four times.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Any  person  who owns  beneficially,  either  directly  or  through  one or more controlled  companies,  more than 25% of the voting  securities  of the Trust is presumed to control the Trust under the  provisions of the 1940 Act. Note that a controlling  person  possesses  the  ability to control  the  outcome of matters submitted for shareholder  vote of the Trust.  [TO BE CONFIRMED:] As of June 30,
2006, no person owned more than 25% of the voting securities of the Trust.

[TO BE  CONFIRMED:] As of June 30, 2006, the Trustees and officers of the Trust, as a group,  did not own 1% or more of any class of equity  securities of any of the Funds.

As of June 30, 2006, the following persons owned,  beneficially or of record, 5%
or more of a class of equity securities of the Funds:

            [PRINCIPAL HOLDERS OF SECURITIES, IF ANY, TO BE INSERTED]

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING, AND OTHER SERVICE ARRANGEMENTS

Investment Advisor

Mercer Global Investments,  Inc. (the "Advisor"), a Delaware corporation located at Investors Way, Norwood, Massachusetts 02062, serves as the investment advisor to the Funds.  The Advisor is an indirect,  wholly-owned  subsidiary  of Marsh &
McLennan  Companies,  Inc. The Advisor is registered  as an  investment  adviser under the Investment Advisers Act of 1940 (the "Advisers Act") with the SEC.

The Advisor provides  investment  advisory services to each Fund pursuant to the
Investment Management  Agreement,  dated July 1, 2005, between the Trust and the
Advisor (the "Management Agreement").  Pursuant to the Management Agreement, the
Trust employs the Advisor generally to manage the investment and reinvestment of the  assets  of the  Funds.  In so  doing,  the  Advisor  may  hire  one or more subadvisors  for  each  Fund to carry  out the  investment  program  of the Fund
(subject  to the  approval  of the Board).  The  Advisor  continuously  reviews, supervises,  and (where appropriate)  administers the investment programs of the
Funds.  The  Advisor  furnishes  periodic  reports  to the Board  regarding  the investment programs and performance of the Funds.

The Advisor is responsible for paying its expenses. The Trust pays the following expenses:  the  maintenance of its corporate  existence;  the maintenance of its books,  records,  and procedures;  dealing with  shareholders of the Funds;  the payment of dividends;  transfer of stock,  including issuance,  redemption,  and repurchase of shares; preparation and filing of such forms as may be required by the various  jurisdictions in which the Funds' shares may be sold;  preparation, printing,  and  mailing of reports  and  notices to  shareholders;  calling  and holding of shareholders'  meetings;  miscellaneous  office  expenses;  brokerage commissions;  custodian fees;  legal and accounting  fees;  taxes; and state and federal registration fees.

Pursuant  to the  Management  Agreement,  each Fund  pays the  Advisor a fee for managing the Fund's  investments  that are  calculated  as a  percentage  of the
Fund's assets under management.  The table below provides the total advisory fee payable by each Fund:

Funds                                                Investment Advisory Fee*
                                              Assets up to          Assets in excess of
                                              $750 million              $750 million
MGI US Large Cap Growth Equity Fund               0.55%                    0.53%
MGI US Large Cap Value Equity Fund                0.53%                    0.51%
MGI US Small/Mid Cap Growth Equity Fund           0.90%                    0.90%
MGI US Small/Mid Cap Value Equity Fund            0.75%                    0.75%
MGI Non-US Core Equity Fund                       0.75%                    0.73%
MGI Core Opportunistic Fixed Income Fund          0.35%                    0.33%
MGI High Yield Fixed Income Fund                  [__]                      [__]
MGI US Short Maturity Fixed Income Fund           0.25%                    0.23%

*    Consists of the total advisory fee payable by the Funds to the Advisor. The
     Advisor is responsible for paying the subadvisory fees.

The table below sets forth the total dollar amounts of investment  advisory fees that each Fund  accrued  and paid to the Advisor for the fiscal year ended March
31, 2006:

                                                 Gross Advisory      Net Advisory         Fund Expenses
                                                 Fees Earned by     Fees Paid After   Waived/Reimbursed by
Funds                                              the Advisor        Fee Waiver           the Advisor

MGI US Large Cap Growth Equity Fund                  $ [__]             $ [__]               $ [__]
MGI US Large Cap Value Equity Fund                   $ [__]             $ [__]               $ [__]
MGI US Small/Mid Cap Growth Equity Fund              $ [__]             $ [__]               $ [__]
MGI US Small/Mid Cap Value Equity Fund               $ [__]             $ [__]               $ [__]
MGI Non-US Core Equity Fund                          $ [__]             $ [__]               $ [__]
MGI Core Opportunistic Fixed Income Fund             $ [__]             $ [__]               $ [__]
MGI High Yield Fixed Income Fund                      N/A*               N/A*                 N/A*
MGI US Short Maturity Fixed Income Fund              $ [__]             $ [__]               $ [__]

*    The MGI High Yield Fixed  Income Fund had not  commenced  operations  as of
     March 31, 2006.

Subadvisors and Portfolio Managers

The Advisor has entered into a Subadvisory Agreement with each subadvisor.  Each subadvisor  makes day-to-day  investment  decisions for the portion of assets of the particular Fund that are allocated to the subadvisor.

The  Advisor  recommends  subadvisors  for each Fund to the Board based upon the
Advisor's   continuing   quantitative   and   qualitative   evaluation  of  each
subadvisor's  skills in managing assets pursuant to specific  investment  styles and  strategies.  Unlike many other mutual funds,  the Funds are not  associated with  any one  portfolio  manager,  and  benefit  from  independent  specialists
selected  from  the  investment   management  industry.   Short-term  investment
performance,  by itself, is not a significant factor in selecting or terminating a subadvisor,  and the Advisor does not expect to recommend  frequent changes of subadvisors.

The  subadvisors  have  discretion,  subject to  oversight  by the Board and the
Advisor, to purchase and sell portfolio assets, consistent with their respective
Funds'  investment  objectives,   policies,   and  restrictions,   and  specific
investment strategies developed by the Advisor.

Generally,  no  subadvisor  provides  any  services  to any  Fund  except  asset management and related  administrative  and recordkeeping  services.  However, a subadvisor or its affiliated  broker-dealer may execute  portfolio  transactions for a  Fund  and  receive  brokerage  commissions  in  connection  therewith  as permitted by Section 17(e) of the 1940 Act.

The subadvisors also provide investment  management and/or subadvisory  services to other mutual funds and may also manage  other pooled  investment  vehicles or other private investment accounts.  Although investment decisions for a Fund are made independently from those of other funds and accounts,  investment decisions for such other  funds and  accounts  may be made at the same time as  investment decisions for a Fund.

Information about each portfolio  manager's  compensation and the other accounts managed by the  portfolio  manager is included in Appendix C to this SAI. [TO BE
CONFIRMED:] As of the date of this SAI, none of the portfolio managers owned any shares in any of the Funds.

Enhanced Investment Technologies, LLC ("INTECH"), 2401 PGA Boulevard, Suite 100,
Palm Beach Gardens,  Florida  33410,  serves as a subadvisor to the MGI US Large
Cap Growth Equity Fund. INTECH is an indirect subsidiary of Janus Capital Group,
Inc., which owns a 77.5% interest in INTECH.  INTECH employees own the remaining
22.5%.  INTECH is a Delaware limited  liability company that is registered as an investment adviser under the Advisers Act.

Sands Capital Management,  L.P. ("Sands Capital"), 1100 Wilson Boulevard,  Suite
3050, Arlington,  Virginia 22209, serves as a subadvisor to the MGI US Large Cap
Growth Equity Fund.  Sands  Capital  Management,  Inc. is the majority  owner of
Sands  Capital.  Sands Capital is registered as an investment  adviser under the
Advisers Act.

Lord,  Abbett & Co. LLC ("Lord  Abbett"),  90 Hudson  Street,  Jersey City,  New
Jersey 07302,  serves as a subadvisor to the MGI US Large Cap Value Equity Fund.
Lord Abbett is a Delaware limited  liability  company that is privately owned by its members and registered as an investment adviser under the Advisers Act.

Pzena Investment Management ("Pzena"),  120 West 45th Street, New York, New York
10036,  serves as a subadvisor to the MGI US Large Cap Value Equity Fund.  Pzena is 76.5% owned by its employees.  Pzena is a Delaware limited  liability company that is registered as an investment adviser under the Advisers Act.

Westfield Capital Management Company,  LLC ("Westfield"),  One Financial Center,
24th Floor, Boston,  Massachusetts,  02111, serves as a subadvisor to the MGI US
Small/Mid  Cap Growth  Equity Fund.  Westfield is a  wholly-owned  subsidiary of
Boston  Private  Financial  Holdings,  Inc.  Westfield  is  a  Delaware  limited liability company that is registered as an investment adviser under the Advisers
Act.

Mazama Capital Management, Inc. ("Mazama"), One Southwest Columbia Street, Suite
1500,  Portland,  Oregon,  97258, serves as a subadvisor to the MGI US Small/Mid
Cap Growth Equity Fund. Mazama is an Oregon corporation that is 93% owned by its employees and is registered as an investment adviser under the Advisers Act.

J.L.  Kaplan   Associates,   LLC  ("Kaplan"),   222  Berkeley  Street,   Boston,
Massachusetts,  02116,  serves as a subadviser to the MGI US Small/Mid Cap Value
Equity  Fund.  Kaplan is an  indirect,  majority-owned  subsidiary  of  Wachovia
Corporation.  Kaplan is a Delaware limited  liability company that is registered as an investment adviser under the Advisers Act.

Wells  Capital  Management  ("WCM"),  5335 S.W.  Meadows  Road,  Suite 290, Lake
Oswego,  Oregon 97035,  serves as a subadvisor to the MGI US Small/Mid Cap Value
Equity Fund. WCM is a wholly-owned  subsidiary of Wells Fargo Bank, N.A., which,
in  turn,  is  wholly-owned  by  Wells  Fargo  &  Company,   a  publicly  traded
corporation.  WCM is a Delaware limited  liability company that is registered as an investment adviser under the Advisers Act.

Grantham,  Mayo, Van Otterloo & Company,  LLC ("GMO"),  40 Rowes Wharf,  Boston,
Massachusetts  02110,  serves as the  subadvisor  to the MGI Non-US  Core Equity
Fund. GMO is a Massachusetts limited liability company that is privately held by its members and is registered as an investment adviser under the Advisers Act.

BlackRock Advisors,  Inc. ("BAI"),  100 Bellevue Parkway,  Wilmington,  Delaware
19809,  serves as a subadvisor to the MGI Core Opportunistic  Fixed Income Fund.
BAI is a wholly-owned  subsidiary of BlackRock,  Inc., a public company,  and is registered as an investment adviser under the Advisers Act.

Western  Asset  Management  Company  ("WAMCo"),  located  at 385  East  Colorado
Boulevard,  Pasadena,  California 91101,  serves as a subadvisor to the MGI Core
Opportunistic  Fixed Income Fund.  WAMCo is a  wholly-owned  subsidiary  of Legg
Mason,  Inc.  WAMCo  is a  California  corporation  that  is  registered  as  an investment adviser under the Advisers Act.

MacKay  Shields LLC  ("MacKay"),  9 West 57th Street,  New York, New York 10019,
serves as the  subadvisor  to the MGI High Yield Fixed Income Fund.  MacKay is a
wholly-owned  subsidiary  of New  York  Life  Investment  Management  LLC and is
registered as an investment adviser under the Advisers Act.

Aberdeen  Asset  Management  Inc.  ("AAMI"),  located  at  1735  Market  Street,
Philadelphia,  Pennsylvania  19103, serves as the subadvisor to the MGI US Short
Maturity Fixed Income Fund.  AAMI is a subsidiary of Aberdeen  Asset  Management
PLC and is registered as an investment adviser under the Advisers Act.

Administrative, Accounting, and Custody Services

Administrative  and  Accounting  Services.  Investors  Bank & Trust Company (the
"Administrator"),  located at 200 Clarendon Street, Boston, Massachusetts 02116,
is the  administrator  of the  Funds.  The  Funds pay the  Administrator  at the
following  annual  contract  rates of the  Funds'  average  daily net assets for external  administrative  services: Fund assets up to $300 million, 0.055 of 1%;
and  Fund  assets  in  excess  of $300  million,  0.050  of 1%.  These  external administrative  services include fund accounting,  daily and ongoing maintenance of  certain  Fund  records,  calculation  of the Funds'  net asset  values  (the
"NAVs"),  and preparation of shareholder reports. The table below sets forth the total dollar amounts that each Fund paid to the Administrator for administrative services provided during the fiscal year ended March 31, 2006:

     MGI US Large Cap Growth Equity Fund               $ [__]
     MGI US Large Cap Value Equity Fund                $ [__]
     MGI US Small/Mid Cap Growth Equity Fund           $ [__]
     MGI US Small/Mid Cap Value Equity Fund            $ [__]
     MGI Non-US Core Equity Fund                       $ [__]
     MGI Core Opportunistic Fixed Income Fund          $ [__]
     MGI High Yield Fixed Income Fund                   N/A*
     MGI US Short Maturity Fixed Income Fund           $ [__]

     *    The MGI High Yield Fixed Income Fund had not  commenced  operations as of March 31, 2006.

The Advisor provides certain  internal  administrative  services to the Class S,
Class Y-1, and Class Y-2 shares of the Funds,  for which the Advisor  receives a fee of 0.15%,  0.10%,  and 0.05% of the average daily net assets of the Class S,
Class  Y-1,  and Class Y-2  shares of the Funds,  respectively.  These  internal
administrative   services  include  attending  to  shareholder   correspondence,
requests, and inquiries,  and other communications with shareholders;  assisting with exchanges and with the  processing of purchases and  redemptions of shares;
preparing  and  disseminating  information  and  documents for use by beneficial shareholders;  and  monitoring and overseeing  non-advisory  relationships  with entities  providing  services  to the Class S, Class Y-1,  and Class Y-2 shares, including  the  transfer  agent.  The table  below sets  forth the total  dollar amounts  that Class S shares,  Class Y-1, and Class Y-2 shares of each Fund paid to the Advisor for administrative services provided during the fiscal year ended
March 31, 2006:

Funds                                        Class S     Class Y-1   Class Y-2

MGI US Large Cap Growth Equity Fund           $ [__]      $ [__]      $ [__]
MGI US Large Cap Value Equity Fund            $ [__]      $ [__]      $ [__]
MGI US Small/Mid Cap Growth Equity Fund       $ [__]      $ [__]      $ [__]
MGI US Small/Mid Cap Value Equity Fund        $ [__]      $ [__]      $ [__]
MGI Non-US Core Equity Fund                   $ [__]      $ [__]      $ [__]
MGI Core Opportunistic Fixed Income Fund      $ [__]      $ [__]      $ [__]
MGI High Yield Fixed Income Fund               N/A*        N/A*        N/A*
MGI US Short Maturity Fixed Income Fund       $ [__]      $ [__]      $ [__]

* The MGI High Yield Fixed Income Fund had not commenced  operations as of March
31, 2006.

Custody Services.  Investors Bank & Trust Company (the "Custodian"),  located at
200 Clarendon Street,  Boston,  Massachusetts 02116, provides custodian services for the  securities  and cash of the Funds.  The custody  fee  schedule is based primarily  on the net amount of assets held during the period for which  payment is being made, plus a per transaction  fee for  transactions  during the period.
The Custodian utilizes foreign  sub-custodians  under procedures approved by the
Board in accordance with applicable legal requirements.

Principal Underwriting Arrangements

MGI Funds  Distributors,  Inc., a Delaware  corporation  that is a subsidiary of
PFPC, Inc. (the "Distributor"),  acts as the principal underwriter of each class of shares of the Funds pursuant to a Distribution  Agreement with the Trust. The
Distribution  Agreement  requires  the  Distributor  to use  its  best  efforts, consistent with its other businesses, to sell shares of the Funds. Shares of the
Funds are offered continuously.

Separate  plans  pertaining  to the Class S shares  and Class Y-1  shares of the
Funds have been adopted by the Trust in the manner  prescribed  under Rule 12b-1 under the 1940 Act  (each,  respectively,  the "Class S Plan" and the "Class Y-1
Plan," and collectively,  the "Plans") to compensate persons who provide certain marketing  services and  shareholder  services to shareholders of Class S shares and Class Y-1 shares.

Each Plan provides that each Fund shall pay to the Distributor,  the Advisor, or their  affiliates  a fee in an  amount  or at a rate not to  exceed  0.25% on an annual basis of the average daily net asset value of the Class S shares or Class
Y-1 shares,  as applicable.  The  Distributor and the Advisor shall use the fees paid to them under the Plans for marketing  activities  ("Marketing  Services"), which may include,  among other things,  the  preparation  and  distribution  of advertisements,  sales  literature,  and prospectuses and reports used for sales purposes,  as well as compensation  related to sales and marketing personnel and payments to dealers and others for marketing related services. The fees may also be used to  compensate  dealers and others that have  entered  into an agreement with  the  Distributor  or the  Advisor  for  Marketing  Services  that  include attracting  shareholders  to Class S shares or Class Y-1 shares of the Fund,  as applicable.

The fees also may be used to pay  authorized  persons (the "service  providers")
who enter  into  agreements  with the  Distributor  or the  Advisor  to  provide services  to  shareholders.  For  purposes  of each Plan,  "service  activities"
include any personal services or account maintenance services, which may include but are  not  limited  to:  assisting  beneficial  shareholders  with  purchase, exchange,  and redemption requests;  activities in connection with the provision
of  personal,   continuing  services  to  investors  in  each  Fund;  receiving, aggregating,  and  processing  purchase and  redemption  orders;  providing  and
maintaining   retirement   plan   records;   communicating   periodically   with
shareholders   and  answering   questions  and  handling   correspondence   from
shareholders about their accounts;  acting as the sole shareholder of record and nominee for shareholders;  maintaining account records and providing  beneficial
owners  with  account   statements;   processing   dividend  payments;   issuing
shareholder  reports and  transaction  confirmations;  providing  sub-accounting services  for Class Y-1 shares of a Fund held  beneficially  (in the case of the
Class Y-1 Plan);  forwarding  shareholder  communications to beneficial  owners;
receiving,  tabulating,  and transmitting proxies executed by beneficial owners;
disseminating  information  about the Fund; and general  account  administration
activities.   A  service  provider  is  authorized  to  pay  its  affiliates  or independent  third party service  providers for  performing  service  activities consistent  with  each  Plan.  The  Class  S  Plan  12b-1  fee  may be  paid  to unaffiliated  mutual fund  supermarkets  that  maintain  investor  accounts  and provide shareholder servicing and recordkeeping  services for holders of Class S shares.

There is no  distribution  plan with  respect to the Funds' Class Y-2 shares and
Class Y-3 shares,  and the Funds pay no  distribution  fees with  respect to the shares of those classes.

Rule 12b-1 requires that: (i) the Board of Trustees receive and review, at least quarterly, reports concerning the nature and qualification of expenses which are made;  (ii) the Board of  Trustees,  including  a  majority  of the  Independent
Trustees,  approve all agreements  implementing the Plan; and (iii) the Plan may be continued from  year-to-year  only if the Board,  including a majority of the
Independent Trustees,  concludes at least annually that continuation of the Plan is likely to benefit shareholders.

The tables below set forth the total dollar amounts spent on behalf of the Class
S and the Class Y-1  shares of the Funds  pursuant  to the Class S and Class Y-1
Plans, respectively, for the fiscal year ended March 31, 2006:

Class S

                                    Printing and
                                     Mailing of
                                    Prospectuses
                                      to Other                                                              Interest or
                                    than Current    Compensation to   Compensation to   Compensation to   Other Finance
Funds                 Advertising   Shareholders      Underwriters    Broker-Dealers    Sales Personnel       Charges      Other

                         $ [__]        $ [__]            $ [__]           $ [__]             $ [__]           $ [__]      $ [__]
MGI US Large
Cap      Growth
Equity Fund
                         $ [__]        $ [__]            $ [__]           $ [__]             $ [__]           $ [__]      $ [__]
MGI US Large Cap
Value Equity Fund
                         $ [__]        $ [__]            $ [__]           $ [__]             $ [__]           $ [__]      $ [__]
MGI US Small/Mid
Cap Growth Equity
Fund
                         $ [__]        $ [__]            $ [__]           $ [__]             $ [__]           $ [__]      $ [__]
MGI US Small/Mid
Cap Value Equity
Fund
                         $ [__]        $ [__]            $ [__]           $ [__]             $ [__]           $ [__]      $ [__]
MGI Non-US Core
Equity Fund
                         $ [__]        $ [__]            $ [__]           $ [__]             $ [__]           $ [__]      $ [__]
MGI Core
Opportunistic Fixed
Income Fund
                          N/A*          N/A*              N/A*             N/A*               N/A*             N/A*        N/A*
MGI High Yield
Fixed Income Fund
MGI US Short             $ [__]        $ [__]            $ [__]           $ [__]             $ [__]           $ [__]      $ [__]
Maturity Fixed
Income Fund

*    The MGI High Yield Fixed  Income Fund had not  commenced  operations  as of
     March 31, 2006.

Class Y-1
                                    Printing and
                                     Mailing of
                                    Prospectuses
                                      to Other                                                              Interest or
                                    than Current    Compensation to   Compensation to   Compensation to   Other Finance
Funds                 Advertising   Shareholders      Underwriters    Broker-Dealers    Sales Personnel       Charges      Other

                         $ [__]        $ [__]            $ [__]           $ [__]             $ [__]           $ [__]      $ [__]
MGI US Large
Cap      Growth
Equity Fund
                         $ [__]        $ [__]            $ [__]           $ [__]             $ [__]           $ [__]      $ [__]
MGI US Large Cap
Value Equity Fund
                         $ [__]        $ [__]            $ [__]           $ [__]             $ [__]           $ [__]      $ [__]
MGI US Small/Mid
Cap Growth Equity
Fund
                         $ [__]        $ [__]            $ [__]           $ [__]             $ [__]           $ [__]      $ [__]
MGI US Small/Mid
Cap Value Equity
Fund
                         $ [__]        $ [__]            $ [__]           $ [__]             $ [__]           $ [__]      $ [__]
MGI Non-US Core
Equity Fund
                         $ [__]        $ [__]            $ [__]           $ [__]             $ [__]           $ [__]      $ [__]
MGI Core
Opportunistic Fixed
Income Fund
                          N/A*          N/A*              N/A*             N/A*               N/A*             N/A*        N/A*
MGI High Yield
Fixed Income Fund
MGI US Short             $ [__]        $ [__]            $ [__]           $ [__]             $ [__]           $ [__]      $ [__]
Maturity Fixed
Income Fund

*    The MGI High Yield Fixed  Income Fund had not  commenced  operations  as of
     March 31, 2006.

Transfer Agency Services

PFPC,  Inc.  ("PFPC"),  located  at  PO  Box  9811,  Providence,   Rhode  Island
02940-8011, serves as the Trust's transfer agent.

Independent Registered Public Accounting Firm

Deloitte & Touche, located at 200 Berkeley Street, Boston,  Massachusetts 02116,
is the independent registered public accounting firm for the Trust.

Legal Counsel

Stradley  Ronon  Stevens  & Young,  LLP,  Philadelphia,  Pennsylvania,  is legal counsel to the Trust.  Stroock & Stroock & Lavan,  LLP, New York,  New York,  is
legal counsel to the Independent Trustees.

Codes of Ethics

The Trust, the Advisor, the Distributor,  and each subadvisor have adopted codes of ethics  pursuant to Rule 17j-1 under the 1940 Act.  The codes of ethics apply to the  personal  investing  activities  of access  persons,  as defined by Rule
17j-1,  and are designed to prevent  unlawful  practices in connection  with the purchase  and sale of  securities  by access  persons.  Under the codes,  access persons are  permitted to engage in personal  securities  transactions,  but are required  to  report  their  personal  securities  transactions  for  monitoring purposes and, in certain cases,  pre-clear  securities  transactions.  Copies of each code are on file with the SEC and available to the public.

Proxy Voting Policies

The Board has delegated to the Advisor the  responsibility  to vote proxies with respect to the portfolio securities held by the Funds. The Advisor has, in turn, delegated to each subadvisor the  responsibility to vote proxies with respect to portfolio  securities held by the portion of a Fund that the subadvisor advises.
The Advisor and each  subadvisor  have  adopted  policies  and  procedures  with respect to voting  proxies  relating to securities  held in client  accounts for which  it  has  discretionary  authority.  [TO BE  CONFIRMED:]  You  may  obtain information  regarding  how the Advisor  and the  subadvisors  voted  proxies on behalf of the Funds  relating  to  portfolio  securities  during the most recent
12-month (or shorter,  as applicable)  period ended June 30 (i) without  charge, upon request, through the Funds' website at  www.mgifunds.us/proxy;  and (ii) on the SEC's  website  at  http://www.sec.gov  or the EDGAR  database  on the SEC's website. Appendix B to this SAI contains the proxy voting policies (or summaries thereof) of the Advisor and each subadvisor.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Assets of a Fund are invested by the  subadvisor(s) in a manner  consistent with the Fund's investment objective, strategies, policies, and restrictions, as well as with any  instructions  the Board may issue  from time to time.  Within  this framework,  and subject to the  oversight of the Advisor,  the  subadvisors  are responsible  for  making  all  determinations  as to the  purchase  and  sale of portfolio securities for a Fund, and for taking all steps necessary to implement
securities   transactions  on  behalf  of  a  Fund.  When  placing  orders,  the subadvisors  will seek to obtain the best net results,  taking into account such
factors  as  price  (including  applicable  dealer  spread),   size,  type,  and
difficulty  of the  transaction  involved,  the  firm's  general  execution  and operational  facilities,  and the  firm's  risk in  positioning  the  securities involved.

The Advisor may,  from time to time,  execute  trades with certain  unaffiliated third-party  brokers,  acting as  introducing  brokers,  in connection  with the transition of the  securities  and other assets  included in a Fund's  portfolio when there is a change in Subadvisors  for the Fund or a reallocation  of assets among the Fund's subadvisors. An unaffiliated third-party broker selected by the
Advisor or the relevant subadvisor provides execution and clearing services with respect  to  such  trades,  and is  compensated  for  such  services  out of the commissions  paid  on the  trades.  All  such  transactions  effected  using  an introducing  broker must be accomplished in a manner that is consistent with the
Trust's  policy to achieve  best net  results,  and must comply with the Trust's procedures  regarding  the  execution of Fund  transactions  through  affiliated brokers.  The Funds do not direct  brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

The Funds have no obligation to deal with any  broker-dealer or group of brokers or dealers in the execution of  transactions in portfolio  securities,  nor will the Funds purchase  portfolio  securities  from any affiliated  person acting as principal except in conformity with the regulations of the SEC.

For securities  traded in the  over-the-counter  markets,  the subadvisors  deal directly  with the dealers who make markets in these  securities,  unless better
prices  and  execution  are  available  elsewhere.   The  subadvisors  negotiate
commission  rates with  brokers  based on the quality  and  quantity of services provided  in light of  generally  prevailing  rates,  and while the  subadvisors generally  seek  reasonably  competitive  commission  rates,  a  Fund  does  not necessarily pay the lowest commissions available. The Board periodically reviews the commission rates and allocation of orders.

The table below sets forth the total  dollar  amounts of  brokerage  commissions paid by each Fund during the fiscal year ended March 31, 2006:

     MGI US Large Cap Growth Equity Fund            $ [__]
     MGI US Large Cap Value Equity Fund             $ [__]
     MGI US Small/Mid Cap Growth Equity Fund        $ [__]
     MGI US Small/Mid Cap Value Equity Fund         $ [__]
     MGI Non-US Core Equity Fund                    $ [__]
     MGI Core Opportunistic Fixed Income Fund       $ [__]
     MGI High Yield Fixed Income Fund                N/A*
     MGI US Short Maturity Fixed Income Fund        $ [__]

     *    The MGI High Yield Fixed Income Fund had not  commenced  operations as of March 31, 2006.

When consistent with the objectives of best price and execution, business may be placed with  broker-dealers who furnish  investment  research or services to the subadvisors.  The  commissions on such brokerage  transactions  with  investment research or services  may be higher than  another  broker might have charged for the same  transaction  in  recognition  of the  value of  research  or  services provided. Such research or services include advice, both oral and in writing, as to the value of securities;  the  advisability of investing in,  purchasing,  or selling securities;  the availability of securities, or purchasers or sellers of securities;  as well as analyses  and  reports  concerning  issues,  industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. In addition, for the Advisor, such research or services may include advice concerning the allocation of assets among subadvisors and the suitability
of  subadvisors.   To  the  extent  portfolio  transactions  are  effected  with broker-dealers  who furnish  research  and/or other services to the Advisor or a subadvisor,  the  Advisor  or  subadvisor  receives a  benefit,  not  capable of evaluation in dollar amounts,  without  providing any direct monetary benefit to the Fund from these  transactions.  Such  research  or  services  provided  by a broker-dealer  through  whom the  Advisor  or a  subadvisor  effects  securities transactions  for a Fund may be used by the Advisor or  subadvisor  in servicing all of its accounts. In addition,  the Advisor or the subadvisor may not use all of the research and services  provided by such  broker-dealer in connection with the Fund.

The table below sets forth the total dollar amounts of transactions  and related commissions  paid by each Fund  during the fiscal  year ended March 31, 2006 for transactions  directed to a broker because of research services provided by that broker:

                                                  Amount of     Commissions Paid
Funds                                            Transactions

     MGI US Large Cap Growth Equity Fund           $ [__]           $ [__]
     MGI US Large Cap Value Equity Fund            $ [__]           $ [__]
     MGI US Small/Mid Cap Growth Equity Fund       $ [__]           $ [__]
     MGI US Small/Mid Cap Value Equity Fund        $ [__]           $ [__]
     MGI Non-US Core Equity Fund                   $ [__]           $ [__]
     MGI Core Opportunistic Fixed Income Fund      $ [__]           $ [__]
     MGI High Yield Fixed Income Fund               N/A*             N/A*
     MGI US Short Maturity Fixed Income Fund       $ [__]           $ [__]

     *    The MGI High Yield Fixed Income Fund had not  commenced  operations as of March 31, 2006.

The same  security may be suitable for a Fund,  another  fund,  or other private accounts  managed by the Advisor or a subadvisor.  Each  subadvisor  has adopted policies  that are  designed  to ensure  that when a Fund and one or more  other accounts of the  subadvisor  simultaneously  purchase or sell the same security, the  transactions  will be allocated as to price and amount in  accordance  with arrangements  equitable to the Fund and the accounts.  The simultaneous purchase or  sale  of the  same  securities  by a Fund  and  other  accounts  may  have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

[TO BE CONFIRMED:]  For the fiscal year ended March 31, 2006,  none of the Funds acquired  securities  of the  regular  brokers or  dealers  with which the Funds effect transactions, or the parent companies of such brokers or dealers.

Portfolio Turnover

Each Fund is free to dispose of its portfolio securities at any time, subject to complying  with the Code and the 1940 Act,  when  changes  in  circumstances  or conditions  make  such a move  desirable  in  light  of  the  Fund's  investment objective.  A Fund will not attempt to achieve or be limited to a  predetermined rate  of  portfolio  turnover,  such  a  turnover  always  being  incidental  to transactions  undertaken  with  a  view  to  achieving  that  Fund's  investment objective.

The  Funds  do not  intend  to use  short-term  trading  as a  primary  means of achieving their investment  objectives.  The rate of portfolio turnover for each
Fund shall be  calculated  by dividing (a) the lesser of purchases  and sales of portfolio  securities for the particular  fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year.  Such monthly average shall be calculated by totaling the values of the  portfolio  securities as of the beginning and end of the first month of the particular  fiscal  year,  and as of the end of each  of the  succeeding  eleven months and dividing the sum by 13.

A high portfolio turnover rate (over 100%) may involve  correspondingly  greater brokerage  commissions and other transaction costs, which will be borne directly by the Fund  and  ultimately  by the  Fund's  shareholders.  In  addition,  high portfolio turnover may result in increased short-term capital gains, which, when distributed to  shareholders,  are treated as ordinary  income.  The table below sets  forth the  annualized  portfolio  turnover  rate for each Fund  during the fiscal year ended March 31, 2006:

     MGI US Large Cap Growth Equity Fund                 [__] %
     MGI US Large Cap Value Equity Fund                  [__] %
     MGI US Small/Mid Cap Growth Equity Fund             [__] %
     MGI US Small/Mid Cap Value Equity Fund              [__] %
     MGI Non-US Core Equity Fund                         [__] %
     MGI Core Opportunistic Fixed Income Fund            [__] %
     MGI High Yield Fixed Income Fund                     N/A*
     MGI US Short Maturity Fixed Income Fund             [__] %

     *    The MGI High Yield Fixed Income Fund had not  commenced  operations as of March 31, 2006.

Selective Disclosure of Portfolio Holdings

The Advisor and the Board have adopted a Portfolio  Holdings  Disclosure  Policy
(the  "Policy")  to govern  disclosure  of  information  relating  to the Funds'
portfolio  holdings  ("Portfolio  Holdings"),  and  to  prevent  the  misuse  of material,  non-public information,  including Portfolio Holdings. Generally, the
Policy restricts the disclosure of Portfolio Holdings data to certain persons or entities, under certain conditions, and requires that all shareholders,  whether individual or  institutional,  must be treated in the same manner, as it relates to the  disclosure of Portfolio  Holdings.  In all cases,  the  Advisor's  Chief
Compliance  Officer  (or  his  designee)  is  responsible  for  authorizing  the disclosure  of  a  Fund's  Portfolio  Holdings  and  the  Funds  do  not  accept compensation or consideration of any sort in return for the preferential release of  Portfolio  Holdings  information.  Any  such  disclosure  is  done  only  if consistent with the anti fraud provisions of the federal securities laws and the
Advisor's  fiduciary  duties to its clients,  including the Funds. In accordance with the Policy,  the Trust's Chief Compliance Officer must consider whether the disclosure  of  Portfolio  Holdings  (1) is in the best  interests of the Funds'
shareholders,  and (2)  presents any  conflicts  of interest  between the Funds'
shareholders,  on the one hand, and those of MGI, the principal underwriter,  or any  affiliated  person  thereof,  on the other.  The Trust's  Chief  Compliance
Officer  shall  consult,  if  necessary,  with counsel  regarding  any potential conflicts.

In accordance  with the Policy,  each Fund will disclose its Portfolio  Holdings periodically,  to the extent  required by applicable  federal  securities  laws.
These  disclosures  include  the filing of a complete  schedule  of each  Fund's
Portfolio  Holdings with the SEC  semi-annually on Form N-CSR, and following the
Fund's first and third fiscal  quarters on Form N-Q. These filings are available to the public  through  the EDGAR  Database  on the SEC's  Internet  website at:
http://www.sec.gov.

The Policy provides that a Fund's Portfolio Holdings information may be released to selected third parties,  such as fund rating agencies,  information  exchange subscribers  (and any clients of information  exchange  subscribers that request
Portfolio  Holdings  information),   consultants  and  analysts,  and  portfolio
analytics providers,  only when there is a legitimate business purpose for doing so and  the  recipients  are  subject  to a duty of  confidentiality  (including appropriate related limitations on trading),  either through the nature of their relationship  with the Funds or through a  confidentiality  agreement.  A Fund's
Portfolio  Holdings  information  may  also be  released  to a Fund  shareholder redeeming  securities  in-kind (up to seven days prior to making the  redemption request).

Pursuant to the Policy,  complete Portfolio Holdings information may be released to rating  agencies on a monthly  basis,  no earlier than fifteen days following month-end.  The Funds may publish "Portfolio Compositions" on their website on a monthly basis, with at least a fifteen day lag. This information may include Top
Ten Holdings and certain other portfolio characteristics.

Under the Policy, the Funds also may share their Portfolio Holdings with certain primary  service  providers  that  have a  legitimate  business  need  for  such information,  including, but not limited to, the Custodian, Administrator, proxy voting vendor,  and independent  registered  public accounting firm. The Trust's service  agreements  with  each  of  these  entities  mandate  the  confidential treatment (including  appropriate  limitations on trading) of Portfolio Holdings data by each service provider and its employees.

The authorization to disclose the Funds' Portfolio  Holdings--other than through an SEC filing or website  posting--must come from the Advisor's Chief Compliance
Officer,  the Trust's  Chief  Compliance  Officer,  or a designee of the Trust's
Chief Compliance Officer.  Any requests for Portfolio Holdings  information that fall  outside the Policy must be  pre-approved,  in  writing,  by the  Advisor's
Compliance Department,  following consultation,  if necessary,  with the Trust's
Chief Compliance Officer or outside counsel. The Advisor's Compliance Department maintains a log of all ad-hoc Portfolio  Holdings  information that is released.
This log is provided to the Trust's Chief Compliance  Officer and the Board, for
review and  monitoring of  compliance  with the Policy.  The Board  periodically reviews the Policy and its operation, including disclosure of Portfolio Holdings to third parties.

CAPITAL STOCK AND OTHER SECURITIES

The Trust currently  offers four classes of shares for each Fund: Class S, Class
Y-1,  Class Y-2, and Class Y-3.  Additional  classes of shares may be offered in the future.  Each Fund is authorized  to issue an unlimited  number of shares of beneficial interest without par value.

Each share of beneficial interest represents an equal proportionate  interest in the assets  and  liabilities  of the Fund and has  identical  voting,  dividend, redemption,  liquidation,  and other rights and preferences as the other classes of the Fund,  except that only  holders of Class S shares may vote on any matter affecting  the Class S shares.  Similarly,  only holders of Class Y-1 shares may vote on  matters  that  affect  only the  Class  Y-1,  Y-2,  or Y-3  shares,  as applicable. No class may vote on matters that affect only another class.

Under  Delaware  law,  the Trust is not  required  to,  and the  Trust  does not presently intend to, hold regular annual meetings of  shareholders.  Meetings of the  shareholders  of one or more of the  Funds may be held from time to time to consider certain matters,  including changes to a Fund's fundamental  investment policies, changes to the Trust's investment advisory agreement, and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per share with  proportionate  voting  for  fractional  shares.  The shares  of a Fund do not have  cumulative  voting  rights or any  preemptive  or conversion rights, and the Trustees have authority, from time to time, to divide or combine  the shares of the Fund into a greater or lesser  number of shares so affected.  In the case of a liquidation of a Fund, each  shareholder of the Fund will be  entitled  to  share,  based  upon the  shareholder's  percentage  share ownership,  in the distribution of assets,  net of liabilities,  of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all shares shall be voted separately by individual Fund, except: (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by  individual  Fund;  and (ii) when the
Board has  determined  that the matter  affects the  interests  of more than one
Fund, then the shareholders of all such Funds shall be entitled to vote thereon.
The Trustees may also  determine that a matter affects only the interests of one or more  classes  of shares of a Fund,  in which case any such  matter  shall be voted on by such class or classes.

ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION AND OTHER SERVICES

Additional   Exchange   and   Redemption   Information.   As  discussed  in  the
Prospectuses,  eligible  shares  of a Fund may be  exchanged  for  shares of the corresponding class of another Fund.

A Fund may suspend redemption  privileges or postpone the date of payment during any period:  (i) when the New York Stock Exchange  ("NYSE") is closed or trading on the NYSE is  restricted  as  determined  by the SEC,  (ii) when an  emergency exists,  as defined by the SEC, that makes it not reasonably  practicable  for a
Fund to dispose of  securities  owned by it or fairly to determine  the value of its assets, or (iii) as the SEC may otherwise  permit.  The redemption price may be more or less than the shareholder's cost,  depending on the market value of a
Fund's portfolio at the time.

A 2.00%  redemption fee payable to the  applicable  Fund may apply to any shares that are redeemed (either by sale or exchange)  within 30 days of purchase.  The redemption fee is intended to offset the trading costs, market impact, and other costs associated with short-term trading into and out of a Fund.

NET ASSET VALUE

Each Fund determines its net asset value per share  separately for each class of shares,  normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each day when the NYSE is open.  Prices will be  calculated earlier when the NYSE closes early because  trading has been halted for the day.
Currently, the NYSE is open for trading every day except Saturdays, Sundays, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day, Thanksgiving Day,
and Christmas Day.

Securities  that are listed on  exchanges  normally  are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where  securities are traded on more than one exchange,  the securities are generally valued on the exchange considered by the Advisor or a  subadvisor  as the primary  market.  Securities  traded in the over-the-counter  market  and  listed  on the  Nasdaq  Stock  Market  ("Nasdaq")
normally  are  valued at the  Nasdaq  Official  Closing  Price  ("NOCP");  other over-the-counter  securities are valued at the last bid price available prior to valuation  (other than  short-term  investments  that mature in 60 days or less, which are valued as described further below).

Where market quotations are readily available,  portfolio  securities are valued based upon market quotations,  provided those quotations  adequately reflect, in the  judgment of the Advisor or a  subadvisor,  the fair value of the  security.
Where those market quotations are not readily  available,  securities are valued based upon  appraisals  received  from a pricing  service  using a  computerized matrix system or based upon appraisals  derived from information  concerning the security  or  similar  securities  received  from  recognized  dealers  in those securities.  All other  securities  and other assets are valued at fair value as determined  in good faith by or under the  direction of the Board.  It should be recognized  that  judgment  often plays a greater role in valuing  thinly traded securities,  including many lower rated bonds,  than is the case with respect to securities  for  which a  broader  range  of  dealer  quotations  and  last-sale information is available.  The amortized  cost method of valuation  generally is used to value debt  obligations  with 60 days or less remaining  until maturity, unless the Board determines that this does not represent fair value.

The  application  of fair value  pricing  represents a good faith  determination based on  specifically  procedures.  There can be no assurance that a Fund could obtain the fair value assigned to the security if the Fund were able to sell the security  at  approximately  the time at which the Fund  determines  its NAV per share.

TAXATION

Additional Information on Distributions and Taxes

Distributions

Distributions of Net Investment  Income.  Each Fund receives income generally in the form of  dividends  and  interest  on its  investments.  This  income,  less expenses  incurred  in the  operation  of a Fund,  constitutes  the  Fund's  net investment  income from which  income  dividends  may be paid to you.  Each Fund calculates  income  dividends and capital gains  distributions  the same way for each class. The amount of any income  dividends per share will differ,  however, generally due to any  differences in the  distribution  and service (Rule 12b-1)
fees  applicable  to the  classes.  If you are a taxable  investor,  any  income dividends a Fund pays are  taxable to you as ordinary  income,  except  that,  a portion of the income  dividends  designated  by certain Funds will be qualified dividend  income  eligible for taxation by individual  shareholders at long-term capital gain rates.

Capital Gain  Distributions.  A Fund may realize capital gains and losses on the sale or other disposition of its portfolio  securities.  Distributions  from net short-term  capital gains are taxable to you as ordinary  income.  Distributions from net long-term  capital gains are taxable to you as long-term capital gains, regardless  of how long you have owned your  shares in a Fund.  Any net  capital gains  realized by a Fund generally are  distributed  once each year, and may be distributed  more  frequently,  if necessary,  to reduce or eliminate  excise or income taxes on the Fund.

Investments in Foreign Securities

The next four paragraphs  describe tax  considerations  that are applicable to a
Fund's investments in foreign securities.

Effect  of  Foreign  Withholding  Taxes.  A  Fund  may  be  subject  to  foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce the Fund's income dividends paid to you.

Pass-Through  of Foreign Tax Credits.  If more than 50% of a Fund's total assets at the end of a fiscal  year is  invested  in foreign  securities,  the Fund may elect to pass  through to you your pro rata  share of foreign  taxes paid by the
Fund. If this election is made,  the Fund may report more taxable  income to you than it actually  distributes.  You will then be entitled  either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit  for these  taxes  against  your U.S.  federal  income  tax  (subject  to limitations  for  certain  shareholders).  A Fund  will  provide  you  with  the information  necessary to complete your  personal  income tax return if it makes this election.

You should also be aware that use of foreign dividends,  designated by a Fund as dividends from qualifying  foreign  corporations and subject to reduced rates of taxation  on  qualified  dividend  income,  may reduce the  otherwise  available foreign tax credits on your  federal  income tax return.  Shareholders  in these circumstances  should talk with their  personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Effect of Foreign Debt  Investments and Hedging on  Distributions.  Most foreign exchange gains  realized on the sale of debt  securities are treated as ordinary income by a Fund.  Similarly,  foreign  exchange  losses realized on the sale of debt  securities  generally are treated as ordinary  losses.  These gains,  when distributed,  are taxable to you as ordinary  income,  and any losses reduce the
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of a Fund's previously  distributed  income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but  reduces  the tax  basis of your  shares in a Fund.  Any  return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC Securities.  A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies ("PFICs").
When  investing  in PFIC  securities,  a Fund  intends to  mark-to-market  these securities  and  recognize  any  gains  at  the  end of its  fiscal  and  excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses)  are  treated as  ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends when  distributed to you by the
Fund.

Information  on the Amount and Tax  Character of  Distributions.  Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid,  and will  advise you of their tax status for federal income tax purposes  shortly after the close of each calendar  year. If you have not  owned  your  Fund  shares  for a full  year,  the  Fund may  designate  and distribute to you, as ordinary income,  qualified  dividends or capital gains, a percentage  of income that may not be equal to the actual amount of each type of income  earned during the period of your  investment in the Fund.  Distributions declared  in  December  but paid in  January  are  taxable  to you as if paid in
December.

Election to be Taxed as a Regulated  Investment  Company.  Each Fund  intends to elect,  and to qualify,  to be treated as a regulated  investment  company under
Subchapter M of the Code. As a regulated  investment  company,  a Fund generally will pay no federal  income tax on the income and gains it  distributes  to you.
The  Board  reserves  the right not to elect or  maintain  regulated  investment company  status for a Fund if the Board  determines  this course of action to be beneficial to shareholders.  In that case, the Fund would be subject to federal, and  possibly  state,  corporate  taxes on its  taxable  income and  gains,  and distributions  to you would be taxed as  dividend  income  to the  extent of the
Fund's earnings and profits.

Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the Code requires a Fund to  distribute to you by December 31 of each year, at a minimum, the following amounts:

o    98% of its taxable ordinary income earned during the calendar year;

o    98% of its capital  gain net income  earned  during the twelve month period ending October 31; and

o    100% of any  undistributed  amounts of these  categories  of income or gain from the prior year.

Each Fund intends to declare and pay these  distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

Redemption of Shares

Redemptions.  Redemptions,  including redemptions in-kind, and exchanges of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares,  or exchange  them for shares of a different  Fund, the  Internal  Revenue  Service  requires you to report any gain or loss on your redemption or exchange.  If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or  short-term, generally depending on how long you have owned your shares.

Redemptions  at a Loss within Six Months of Purchase.  Any loss  incurred on the redemption  or  exchange  of shares  held for six months or less is treated as a long-term  capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash Sales.  All or a portion of any loss that you realize on the  redemption of your Fund shares is  disallowed  to the extent that you buy other  shares in the
Fund (through  reinvestment of dividends or otherwise)  within 30 days before or after your share  redemption.  Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S.  Government  Securities.  The  income  earned on  certain  U.S.  government securities  is  exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from  interest  earned on these  securities,  subject  in some  states to minimum  investment or reporting  requirements  that must be met by a Fund.  The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., GNMA or Fannie Mae securities),  generally  does not qualify for tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals.  For individual  shareholders,  it is anticipated that a portion of the income dividends paid by certain Funds will be qualified dividend income eligible for taxation at long-term capital gain rates.
This reduced rate of taxation  generally is available  for  dividends  paid by a
Fund out of income earned on its investment in:

o    domestic corporations, and

o    qualified foreign corporations, including:

     -    corporations incorporated in a possession of the U.S.,

     -    corporations  eligible  for income tax treaty  benefits  with the U.S.
          under treaties  determined by the Treasury Department to be qualified,
          and

     -    corporations whose stock is traded on a domestic securities exchange.

Dividends from corporations exempt from tax, dividends from PFICs, and dividends paid from  interest  earned by the Fund on debt  securities  generally  will not qualify for this favorable tax treatment.

Both a Fund and the investor must meet certain  holding period  requirements  to qualify Fund dividends for this treatment.  Specifically, the Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

While the income  received in the form of a  qualified  dividend is taxed at the same rates as long-term  capital gains,  such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example,  you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal  year,  a Fund will  designate  the portion of its ordinary dividend income that meets the definition of qualified  dividend income taxable at reduced  rates.  If 95% or more of a Fund's income is from  qualified
sources,   it  will  be  allowed  to  designate  100%  of  its  ordinary  income distributions as qualified  dividend income.  This designation rule may have the effect of converting small amounts of ordinary income or net short-term  capital gains,  that  otherwise  would be taxable as  ordinary  income,  into  qualified dividend income eligible for taxation at reduced rates.

Dividends-Received Deduction for Corporations. For corporate shareholders, it is anticipated  that a portion of the dividends  paid by certain Funds will qualify
for  the   dividends-received   deduction,   provided   certain  holding  period
requirements  are met. You may be allowed to deduct these  qualified  dividends, thereby  reducing  the tax that you would  otherwise  be  required  to pay.  The dividends-received  deduction  is  available  only  with  respect  to  dividends designated  by a Fund as qualifying  for this  treatment.  Qualifying  dividends generally  are limited to  dividends  of domestic  corporations.  All  dividends
(including the deducted portion) are included in your calculation of alternative minimum taxable income.

Investment in Complex  Securities.  A Fund may invest in complex securities that could require it to adjust the amount,  timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments.  This, in turn, could affect the amount,  timing and/or tax character of income  distributed  to you. For example:

Derivatives.  If a Fund is  permitted  to invest in  certain  options,  futures, forwards or foreign currency  contracts,  it could be required to mark-to-market these  contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these rules, gains or losses on the  contracts  generally  would be treated as 60%  long-term  and 40%
short-term  gains or  losses,  but gains or losses on certain  foreign  currency contracts would be treated as ordinary income or losses.  In determining its net
income  for  excise  tax   purposes,   the  Fund  also  would  be   required  to
mark-to-market  these contracts  annually as of October 31 (for capital gain net income)  and  December  31 (for  taxable  ordinary  income),  and to realize and distribute any resulting income and gains.

Constructive Sales. A Fund's entry into a short sale transaction or an option or other contract could be treated as the  "constructive  sale" of an  "appreciated financial position," causing it to realize gain, but not loss, on the position.

Tax Straddles.  A Fund's investment in options,  futures,  forwards,  or foreign currency  contracts  (or  in  substantially  similar  or  related  property)  in connection with certain hedging  transactions  could cause it to hold offsetting positions  in  securities.  If a Fund's  risk of loss with  respect to  specific securities  in its  portfolio is  substantially  diminished  by the fact that it holds  other  securities,  the Fund could be deemed to have  entered  into a tax
"straddle"  or to hold a  "successor  position"  that  would  require  any  loss realized by it to be deferred for tax purposes.

Securities  Purchased at  Discount.  A Fund may invest in  securities  issued or purchased at a discount,  such as zero coupon, step-up or payment-in-kind bonds, that could require it to accrue and  distribute  income not yet received.  If it invests in these  securities,  the Fund could be required to sell  securities in its  portfolio  that it  otherwise  might  have  continued  to hold in  order to generate sufficient cash to make these distributions.

Short Sales and  Securities  Lending  Transactions.  A Fund's entry into a short sale  transaction  or an  option  or  other  contract  could be  treated  as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position. Additionally, the Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Non-U.S. Shareholders.  Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The United States imposes a flat 30%  withholding  tax (or lower treaty rate) on
U.S.  source  dividends.  Capital gain  dividends  paid by a Fund from long-term capital gains are generally exempt from withholding.  The American Jobs Creation
Act of 2004 also exempts from withholding dividends paid by a Fund from interest income and short-term capital gains to the extent such income would be exempt if earned directly by the non-U.S.  shareholder.  Thus, capital gain dividends paid by a Fund from either  long-term or  short-term  capital  gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S.
withholding  tax unless the gain is effectively  connected with the conduct of a trade or business in the United States or you are a nonresident alien individual present in the United  States  for a period or periods  aggregating  183 days or more during the taxable year.

Similarly,  interest-related  dividends paid by a Fund from  qualified  interest income are not subject to U.S.  withholding  tax.  "Qualified  interest  income"
includes,  in  general,  (1) bank  deposit  interest,  (2)  short-term  original discount and (3) interest (including  original issue discount,  market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation  issued by a corporation  or partnership in which the
Fund  is a  10-percent  shareholder  or is  contingent  interest,  and  (4)  any interest-related dividend from another registered investment company.

The  exemption  from  withholding  for  short-term  capital gain  dividends  and interest-related  dividends  paid by a Fund is effective for dividends paid with respect to taxable  years of the Fund  beginning  after  December  31,  2004 and before January 1, 2008.

The American Jobs Creation Act of 2004 also  provides a partial  exemption  from
U.S estate tax for stock in a Fund held by the estate of a nonresident decedent.
The amount  treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter  immediately  preceding the decedent's  death that are debt obligations,  deposits,  or other property that would generally be treated as situated  outside the United  States if held  directly by the estate.
This  provision  applies to decedents  dying after  December 31, 2004 and before
January 1, 2008.

Special U.S. tax certification requirements apply to non-U.S.  Shareholders both to avoid  U.S.  back up  withholding  imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the  shareholder's  country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other Form W-8 if applicable) to establish  that you are not a U.S.  person,  to claim that you are the  beneficial  owner of the income and, if  applicable,  to claim a reduced  rate of, or  exemption  from,  withholding  as a resident  of a country  with which the United  States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period  beginning  on the date  signed and ending on the last day of the third succeeding  calendar year unless an earlier  change of  circumstances  makes the information on the form incorrect.

You should consult your tax advisor about the federal,  state,  local or foreign tax consequences of an investment in a Fund.

CALCULATION OF PERFORMANCE DATA

From time to time, performance  information,  such as yield or total return, may be quoted in  advertisements  or in  communications  to present  or  prospective shareholders.  Performance  quotations represent the Funds' past performance and should not be considered as representative of future results.  The current yield will be calculated by dividing the net investment income earned per share by the
Fund during the period stated in the  advertisement  (based on the average daily number of shares entitled to receive dividends outstanding during the period) by the  maximum  net  asset  value  per  share on the last  day of the  period  and annualizing  the result on a  semi-annual  compounded  basis.  The Funds'  total return may be  calculated  on an  annualized  and  aggregate  basis for  various periods  (which  periods will be stated in the  advertisement).  Average  annual return reflects the average percentage change per year in value of an investment in the Fund.  Aggregate total return reflects the total  percentage  change over the stated period.

To help  investors  better  evaluate how an  investment  in a Fund might satisfy their investment objectives, advertisements regarding the Fund may discuss yield or total return as reported by various financial publications.

The  principal  value of an  investment  in a Fund  will  fluctuate,  so that an investor's shares, when redeemed,  may be worth more or less than their original cost.  Any fees charged by banks or other  institutional  investors  directly to their customer  accounts in connection with investments in shares of a Fund will not be included in the Fund's calculations of yield or total return.

Performance information for the various classes of shares of each Fund will vary due to the effect of expense ratios on the performance calculations.

                                                                      APPENDIX A

                             CORPORATE DEBT RATINGS

Moody's Investors Service, Inc. describes  classifications of corporate bonds as follows:

Aaa.  Bonds that are rated Aaa are judged to be of the best quality.  They carry the  smallest  degree  of  investment  risk  and are  generally  referred  to as
"gilt-edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds that are rated Aa are judged to be of high  quality by all  standards.
Together with the Aaa group,  they  comprise  what are  generally  known as high grade.  They are rated lower than the best bonds  because  margins of protection may not be as large as in Aaa securities or  fluctuation of protective  elements may be of greater  amplitude or there may be other  elements  present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds that are rated A possess many favorable  investment  attributes and are to be considered as upper medium-grade  obligations.  Factors giving security to principal  and interest  are  considered  adequate,  but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly  protected nor poorly  secured).  Interest  payments and principal  security  appear  adequate  for the present  but  certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have speculative characteristics as well.

Ba.  Bonds  which are rated Ba are judged to have  speculative  elements;  their future cannot be considered  as well assured.  Often the  protection of interest and  principal  payments may be very  moderate and thereby not well  safeguarded during  both  good  and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

B.  Bonds  that are rated B  generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

CAA.  Bonds  that are  rated Caa are of poor  standing.  Such  issues  may be in default or there may be present  elements of danger with respect to principal or interest.

Ca. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C.  Bonds  that are rated C are the  lowest  rated  class of bonds and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

                                      A-1

Note:  Moody's  also  supplies  numerical  indicators  1,  2,  and  3 to  rating categories.  The  modifier 1 indicates  the security is in the higher end of its rating category;  the modifier 2 indicates a mid-range ranking; and the modifier
3 indicates a ranking toward the lower end of the category.

Standard & Poor's Ratings Group describes  classifications of corporate bonds as follows:

AAA. This is the highest rating assigned by Standard & Poor's Ratings Group to a debt obligation and indicates an extremely  strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality  debt  obligations.  Capacity to pay principal and interest is very strong and in the majority of instances, they differ from the AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest,  although they are  somewhat  more  susceptible  to the  adverse  effects  of  changes  in circumstances and economic conditions.

BBB.  Bonds  rated  BBB are  regarded  as  having an  adequate  capacity  to pay principal  and  interest.  Whereas they  normally  exhibit  adequate  protection parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB.  Debt  rated BB has less  near-term  vulnerability  to  default  than  other speculative  grade  debt.  However,  it faces  major  ongoing  uncertainties  or exposure to adverse business,  financial or economic conditions which could lend to inadequate capacity to meet timely interest and principal payments.

B. Debt rated B has a greater  vulnerability  to default but  presently  has the capacity to meet interest payments and principal  repayments.  Adverse business, financial or economic  conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC. Debt rated CCC has a current identifiable  vulnerability to default, and is dependent upon  favorable  business,  financial and economic  conditions to meet timely payments of interest and repayment of principal.  In the event of adverse business,  financial  or  economic  conditions,  it is not  likely  to have  the capacity to pay interest or repay principal.

CC. The rating CC is typically  applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C. The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

D. Debt rated D is in  default,  or is  expected  to default  upon  maturity  or payment date.

CI. The rating CI is  reserved  for income  bonds on which no  interest is being paid.

Plus  (+) or  minus  (-):  The  ratings  from AA to CCC may be  modified  by the addition  of a plus or minus  sign to show  relative  standing  within the major rating categories.

                                      A-2

                             PROXY VOTING POLICIES

Below are the proxy voting  policies (or  summaries  thereof) of the Advisor and the subadvisors:

                         Mercer Global Investments, Inc.
                                    MGI Funds
                               Proxy Voting Policy

Mercer Global Investments ("MGI") retains highly qualified subadvisors to manage client accounts, including the MGI Funds ("Funds"). These managers have detailed knowledge of the investments  they make on behalf of these clients and Funds and are  therefore  in a  position  to judge  what is in the best  interests  of the clients and Funds as shareholder.  With respect to the Funds, MGI, as the Funds'
advisor,  recommends and monitors  subadvisors for the Funds,  and therefore the
Funds'  Board  of  Trustees  believes  it  is  in  the  best  interest  of  Fund shareholders  for the  Funds to adopt  the  proxy  voting  policies  of MGI,  as described below.

MGI  believes  that  voting  rights  have  economic  value  and must be  treated accordingly.  Proxy votes that impact the economic  value of client  investments involve the exercise of fiduciary responsibility, and to that end, MGI delegates this responsibility to Fund subadvisors.

Good  corporate  governance  should,  in the long term,  lead toward both better
corporate   performance  and  improved  shareholder  value.  Thus,  MGI  expects subadvisors  to vote based on the premise  that board  members of  companies  in which  they  have  invested  client  assets  should  act in the  service  of the shareholders,  view  themselves  as  stewards  of the  financial  assets  of the company,  exercise  good  judgment  and  practice  diligent  oversight  with the management of the company.  Underlying  MGI's voting policy are four fundamental objectives:

     o    MGI expects subadvisors to seek to act in the best financial interests of MGI clients and Fund  shareholders,  as applicable,  to protect and enhance the long-term value of their investments;
     o    In order to do this  effectively,  MGI expects  subadvisors  to aim to utilize  the  full  weight  of MGI  client  or Fund  shareholdings  in ensuring that their views have maximum impact in every vote;
     o    MGI  expects  subadvisors  to have a  strong  commercial  interest  in ensuring  that the  companies  in which  they  invest  client and Fund assets  are  successful  and  to  actively  pursue  this  interest  by promoting best practice in the boardroom; and
     o    MGI expects  subadvisors  to have  appropriate  procedures in place to deal with  conflicts of interest in voting  proxies;  to that end, MGI will not instruct subadvisors how to vote proxies.

MGI has implemented this Policy in order to support and encourage subadvisors to exercise  sound  corporate  governance  practice when voting  proxies.  MGI will require all  subadvisors  to provide to it their proxy  policies;  any revisions thereto  must be provided to MGI as soon as is  practicable,  and as part of the periodic  compliance due diligence  process (see "MGI  Subadvisory Due Diligence
Procedures").  MGI will ensure that the Funds' Board of Trustees  receive copies of  subadvisors'  proxy  policies,  or summaries  thereof,  and MGI Legal and/or
Compliance  personnel will review each subadvisor's  proxy voting policy as part of that review process.

                                      B-1

Proxies that are inadvertently delivered to MGI rather than to a subadvisor will be sent immediately to the appropriate contact at that subadvisor. Additionally,
MGI personnel will follow up with the subadvisor contact to ensure receipt.

Conflicts of Interest

MGI and each of its  subadvisors  have  respectively  adopted a Code of  Ethics,
Insider Trading Policy, and other compliance policies and procedures to preserve the  independence  of its  investment  advice to its clients  (including the MGI
Funds). Nonetheless, from time to time, a proxy proposal may involve an apparent conflict  between the  interests  of MGI's or its  subadvisors'  clients and the interests of MGI, its subadvisors or any affiliated  person of MGI. As described above,  MGI expects each  subadvisor  to have in place  policies and  procedures designed to address  conflicts of interest in the proxy voting  process.  In the unlikely  event that MGI votes a proxy related to a client or Fund  holding,  in reviewing these proxies to identify any potential material conflicts between the interests  of MGI and  affiliated  persons  and those of its  clients,  MGI will consider:

     1.   Whether MGI, its subadvisors  and affiliated  persons have an economic incentive  to vote in a manner  that is not  consistent  with the best interests  of MGI's  clients.  For  example,  MGI may have an economic incentive to vote in a manner that would please  corporate  management if MGI or an  affiliate  were  in the  process  of  seeking  a  client relationship  with a  company  and  wanted  that  company's  corporate management to direct  business to MGI. Such  business  could  include, among other things,  managing  company  retirement plans or serving as consultant for the company and its pension plans;

     2.   Whether  there  are  any  existing  business  or  personal  (including familial)  relationships  between an MGI  employee and the officers or directors of a company whose  securities  are held in client  accounts that  may  create  an  incentive  to  vote  in a  manner  that  is not consistent with the best interests of its clients; or

     3.   Whether the shareholder proposing a resolution on a proxy of a company whose securities are held in client accounts is also a client of MGI.

Form N-PX - Reporting

Pursuant to Section 30 of the  Investment  Company  Act of 1940,  the Funds must file their  complete  proxy  voting  record  with the  Securities  and  Exchange
Commission  ("SEC") on Form N-PX not later  than  August 31 of each year for the most recent  twelve-month  period ended June 30. MGI has delegated the gathering of this  information from the Fund's  subadvisors to a proxy voting vendor.  The vendor shall both file Form N-PX with the SEC and provide the  required  website to which  MGI may  link its  internet  site in  order to make  such  information available to MGI Funds shareholders.

                                      B-2

Other Reporting

Clients other than the Funds and their shareholders may obtain information about how their proxies were voted by  contacting  MGI.  Availability  of proxy voting reports shall be described in MGI's Form ADV, Part II.

Delegation

Nothing in this policy shall be  interpreted  to prevent MGI's and/or the Funds'
Chief Compliance  Officer ("CCO") from relying upon work performed,  and reports written,  by persons under the CCO's  supervision,  provided the CCO  determines that such delegation is appropriate.

Questions and Exceptions

Any  questions  regarding  this policy  should be raised  with MGI's  Compliance department,  and any exceptions thereto must be approved,  in writing,  by MGI's and/or the Funds' CCO.

                                      B-3

                Enhanced Investment Technologies, LLC ("INTECH")

                             Proxy Voting Procedures
                                    June 2003

The following represents the procedures for INTECH with respect to the voting of proxies on behalf of all clients,  excluding mutual funds advised by INTECH, for which INTECH has  responsibility  for voting  proxies and the keeping of records relating to proxy voting.

General  Policy.  INTECH takes seriously its  responsibilities  in the voting of proxies  for those  clients  who have  delegated  the voting  responsibility  to
INTECH.  However,  in INTECH's  investment  process,  buy and sell decisions are determined  solely by a mathematical  formula that selects optimal  holdings and weightings without any consideration of the fundamentals of individual companies or  other  company-specific  factors.  As  such,  extensive  corporate  research analysis  is  not  performed.  Accordingly,  INTECH  has  engaged  Institutional
Shareholder Services ("ISS") to vote all proxies on behalf of client accounts in accordance with its PVS recommendations  (the "ISS  Recommendations").Concurrent with the adoption of these procedures, INTECH will no longer accept direction in the voting of proxies for which it has voting  responsibility from any person or organization  other  than  the ISS  Recommendations.  INTECH  will  only  accept direction from a client to vote proxies for the client's account pursuant to the
ISS Recommendations.

Delegation  of Proxy Voting  Administration.  INTECH has engaged the services of the Investment  Accounting  Operations  Group of Janus Capital  Management,  LLC
("Janus") to provide the administration for its proxy voting.

Janus Investment  Accounting  Operations Group. The Janus Investment  Accounting
Operations  Group  works with the proxy  voting  service and is  responsible  to
INTECH  for  ensuring  that  all  proxies  are  voted  consistent  with  the ISS
Recommendations.

Voting and Use of Proxy Voting  Service.  INTECH has engaged ISS, an independent
Proxy Voting Service, to assist in the voting of proxies. ISS is responsible for coordinating  with the clients'  custodians  to ensure that all proxy  materials received by the  custodians  relating to the clients'  portfolio  securities are processed in a timely  fashion.  ISS is  responsible  for working with the Janus
Investment  Operations  Group to coordinate  the actual votes cast. In addition,
ISS is responsible for maintaining  copies of all proxy  statements  received by issuers and to promptly  provide such materials to INTECH or Janus upon request.
ISS will process all proxy votes in accordance with the ISS Recommendations.

Conflicts of Interest.  INTECH has adopted the following procedures and controls to avoid conflicts of interest that may arise in connection with proxy voting:

o    ISS shall vote all proxies on INTECH's  behalf in  accordance  with the ISS
     Recommendations.  In its  capacity as  administrator,  Janus shall  conduct periodic  reviews of proxy voting  records on a sample basis to ensure that all votes are actually cast in accordance with this policy.

                                      B-4

o    The Janus Investment Accounting Group is not authorized to override any ISS
     Recommendation  except  upon the receipt of express  written  authorization from  the  client  directing  INTECH  to vote in a  specified  manner.  All overrides,  other than  client  overrides,  shall be approved by the INTECH
     Chief  Operating  Office.  The  Janus  Investment  Accounting  Group  shall maintain a record of any overrides, including all required authorizations.

o    Without limiting the foregoing, the Janus Investment Accounting Group shall not give any  consideration  to the manner in which votes are being cast on behalf of Janus or its affiliates with respect to a particular matter.

o    Any  attempts  to  influence  the proxy  voting  process  shall be reported immediately to the INTECH Chief Operating Officer.

o    All client accounts are prohibited from investing in securities of Janus or securities of its publicly-traded affiliates. INTECH maintains a Restricted
     List of  securities  that may not be  purchased  on  behalf  of  individual accounts which includes,  among other things,  affiliates of such accounts.
     The trading system is designed to prohibit  transactions  in all securities on the Restricted List.

In light of the foregoing  policies,  it is not expected that any conflicts will arise in the proxy voting process.  In the unusual  circumstance  that ISS seeks direction  on any matter or INTECH is  otherwise  in a position of  evaluating a proposal on a  case-by-case  basis,  the matter  shall be referred to the INTECH
Chief Operating  Officer to determine whether a material conflict exists. To the extent that a conflict of interest is identified, the client or clients affected by the conflict  will be notified of such conflict of interest and will be asked to instruct INTECH as to how to vote the proxy in question.

Reporting and Record Retention.  Upon request,  on an annual basis,  INTECH will provide its clients  with the proxy  voting  record for that  client's  account.
Janus, on INTECH's behalf,  retains proxy statements  received  regarding client securities,  records of votes cast on behalf of  clients  and  records of client requests for proxy voting information. In addition, INTECH will retain copies of its  Proxy  Voting  Procedures  and the  ISS-PVS  Guidelines.  Proxy  statements received  from issuers are either  available on the SEC's EDGAR  database or are kept by a third party voting  service and are  available  on request.  All proxy voting  materials and supporting  documentation  are retained for a minimum of 6 years.

Review of Policy.  INTECH shall periodically review this policy and the services provided  by ISS to  determine  whether  the  continued  use of ISS  and the ISS
Recommendations is in the best interest of clients.

                                      B-5

                            SANDS CAPITAL MANAGEMENT

                      PROXY VOTING POLICIES AND PROCEDURES
                          (As Amended on May 24, 2004)

     Sands Capital  Management  (the  "Adviser")  has adopted these policies and procedures in accordance with Rule 206(4)-6 under the Investment Advisers Act of
1940 (the "Advisers Act").  These policies and procedures are designed to ensure that the Adviser is  administering  proxy voting matters in a manner  consistent with the best  interests  of its clients and in  accordance  with its  fiduciary duties under the Advisers Act, the Employee  Retirement  Income  Security Act of
1974 ("ERISA"), and other applicable laws and regulations.

     1.   GENERAL STATEMENT OF POLICY

     The Adviser considers the proxy vote to be an asset of the client portfolio holding the  security  to which the proxy  relates and for which the Adviser has voting authority.  The Adviser's authority to vote proxies is established by the investment management agreement with the client.

     The Adviser seeks to discharge  its  fiduciary  duty to clients for whom it has proxy voting  authority by monitoring  corporate  events and voting  proxies solely in the best  interests of its clients.  The Adviser  evaluates  all proxy proposals on an individual basis. Subject to its contractual obligations,  there may be times when refraining from voting a proxy is in a client's best interest, such as when the Adviser  determines  that the cost of voting the proxy  exceeds the expected benefit to the client.

     The Adviser typically is neither an activist in corporate governance nor an automatic supporter of management on all proxy proposals.

     2.   PROXY COMMITTEE; PROXY VOTING GUIDELINES

     The Adviser has  established  a Proxy  Committee.  The members of the Proxy
Committee  are  appointed  by the Board of Directors of the Adviser from time to time and are listed on Schedule A. The Proxy  Committee  meets at least annually and as necessary to fulfill its  responsibilities.  A majority of the members of the Proxy Committee  constitutes a quorum for the  transaction of business.  The
Director  of  Client  Services  acts as  secretary  of the Proxy  Committee  and maintains a record of Proxy Committee meetings and actions.

     The Proxy Committee is responsible for (i) the oversight and administration of proxy  voting on  behalf  of the  Adviser's  clients,  including  developing, authorizing,  implementing  and updating the Adviser's proxy voting policies and procedures;  (ii)  overseeing the proxy voting  process;  and (iii) engaging and overseeing  any third party  service  provider as voting agent to receive  proxy statements and/or to provide information, research or other services intended to facilitate the proxy voting  decisions made by the Adviser.  The Proxy Committee typically  reviews  reports on the  Adviser's  proxy  voting  activity  at least annually and as necessary to fulfill its  responsibilities.  The Proxy Committee reports to the  Adviser's  Board of Directors at least  annually  regarding  the
administration   of  these  policies  and  procedures  and  any  changes  deemed appropriate.

                                      B-6

     The Proxy  Committee has developed a set of criteria for  evaluating  proxy issues.  These  criteria  and  general  voting  guidelines  are set forth in the
Adviser's  Proxy  Voting  Guidelines  (the  "Guidelines"),  a copy of  which  is attached  hereto as Exhibit 1. The Proxy  Committee may amend or supplement  the
Guidelines from time to time. All Guidelines are to be applied generally and not absolutely,  such  that  the  Adviser's  evaluation  of  each  proposal  will be performed in the context of the Guidelines giving  appropriate  consideration to the circumstances of the company whose proxy is being voted.

     3.   PROXY VOTING PROCEDURE

     The Adviser  establishes  with respect to each client  account  whether the client retains the power to vote proxies or has delegated the responsibility for proxy  voting  to the  Adviser.  In  every  case  where a client  has  delegated responsibility  for  voting  proxies  to the  Adviser,  the  Adviser  tracks the occurrence  of  shareholder  meetings,  and  obtains  and  evaluates  the  proxy information provided by the companies whose shares are being voted.

     Prior to a proxy voting  deadline,  the appropriate  analyst of the Adviser will make a determination  as to how to vote each proxy proposal based on his or her analysis of the proposal and the Guidelines. In evaluating a proxy proposal, an analyst may consider  information from many sources,  including management of the company,  shareholder  groups and independent  proxy research  services.  An analyst  may  determine  that the cost of voting a proxy  exceeds  the  expected benefit to the client.  For  example,  calling  back  securities  that have been loaned in order to exercise  voting rights could cause a client to forego income that  otherwise  would have been  earned had the  Adviser not sought to exercise voting rights with respect to those securities.

     The Adviser is responsible for submitting,  or arranging the submission of, the proxy votes to the shareholders meetings in a timely manner.

     4.   CONFLICTS OF INTEREST

     The Adviser may have a conflict of interest in voting a particular proxy. A conflict  of  interest  could  arise,  for  example,  as a result of a  business relationship  with a company,  or a direct or indirect  business interest in the matter  being  voted  upon,  or as a  result  of a  personal  relationship  with corporate  directors or candidates  for  directorships.  Whether a  relationship creates  a  material  conflict  of  interest  will  depend  upon the  facts  and circumstances.

     Whenever an analyst  determines  that it is in a client's  best interest to vote on a  particular  proposal in a manner  other than in  accordance  with the
Guidelines (or the  Guidelines do not address how to vote on the proposal),  the analyst  shall  present  the  matter  to the  Proxy  Committee,  which  shall be responsible  for  evaluating  information  relating to  conflicts of interest in connection with voting the client proxy.

          A.   Identifying Conflicts of Interest

                                      B-7

     For purposes of identifying  conflicts  under these  procedures,  the Proxy
Committee will rely on publicly  available  information  about a company and its affiliates,  information  about the company and its affiliates that is generally known by the Adviser's  employees,  and other  information  actually  known by a member of the Proxy Committee.

     The Proxy Voting Committee may determine that the Adviser has a conflict of interest as a result of the following:

          1.  Significant  Business  Relationships  - The Proxy  Committee  will consider  whether the matter involves an issuer or proponent with which the
     Adviser  has  a  significant   business   relationship.   The  Adviser  has
     significant  business  relationships  with certain entities,  such as other investment advisory firms,  vendors,  clients and broker-dealers.  For this purpose, a "significant business  relationship" is one that might create an incentive for the Adviser to vote in favor of management.

          2. Significant  Personal or Family Relationships - The Proxy Committee
     will  consider  whether  the  matter  involves  an  issuer,   proponent  or
     individual  with which an  employee  of the  Adviser who is involved in the
     proxy   voting   process  may  have  a   significant   personal  or  family
     relationship.   For  this  purpose,  a  "significant   personal  or  family
     relationship"  is one that would be reasonably  likely to influence how the
     Adviser  votes the proxy.  Employees of the Adviser who are involved in the proxy voting process (e.g., analysts,  portfolio managers,  Proxy Committee members, senior management,  as applicable) are required to disclose to the
     Proxy Committee any significant  personal or family  relationship  they may have with the issuer, proponent or individual involved in the matter.

          3.  Contact  with  Proxy  Committee  Members - If an  employee  of the
     Adviser  not  involved  in the  proxy  voting  process  contacts  any Proxy
     Committee member for the purpose of influencing how a proxy is to be voted, the member will immediately contact the Adviser's  [Compliance Officer] who will determine: (i) whether to treat the proxy in question as one involving a material conflict of interest;  and (ii) if so, whether the member of the
     Proxy Committee who was contacted should recuse himself or herself from all further matters regarding the proxy.

          B.   Determining Whether a Conflict is Material

     In the event that the Proxy  Committee  determines  that the  Adviser has a conflict of interest with respect to a proxy proposal, the Proxy Committee shall also determine  whether the conflict is "material" to that  proposal.  The Proxy
Committee may determine on a case-by-case basis that a particular  proposal does not involve a material  conflict of interest.  To make this  determination,  the
Proxy  Committee must conclude that the proposal is not directly  related to the
Adviser's  conflict with the issuer.  If the Proxy  Committee  determines that a conflict is not material, then the Adviser may vote the proxy in accordance with the recommendation of the analyst.

                                      B-8

          C.   Voting Proxies Involving a Material Conflict

     In the event that the Proxy  Committee  determines  that the  Adviser has a material conflict of interest with respect to a proxy proposal, the Adviser will vote  on the  proposal  in  accordance  with  the  determination  of  the  Proxy
Committee.  Alternatively,  prior to voting on the proposal, the Adviser may (i)
contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and vote in accordance  with the  recommendation  of such third party (or have the third party vote such proxy); or (ii) with respect to client  accounts that are not subject to ERISA,  fully disclose the nature of the conflict to the client and obtain the client's consent as to how the Adviser will vote on the proposal (or otherwise obtain  instructions  from the client as to how the proxy should be voted).

     The Adviser may not address a material  conflict of interest by  abstaining from voting,  unless the Proxy  Committee has determined  that  abstaining  from voting on the proposal is in the best interests of clients.*

     The Proxy Committee shall document the manner in which proxies  involving a material  conflict  of  interest  have  been  voted as well as the basis for any determination  that the Adviser does not have a material conflict of interest in respect of a particular matter.  Such documentation shall be maintained with the records of the Proxy Committee.

     5.   DISCLOSURE

     In accordance  with the Advisers Act and ERISA,  the Adviser reports to its clients  regarding  the  manner  in which  their  proxies  are voted . It is the
Adviser's general policy not to disclose to any issuer or third party how it has voted client proxies, except as otherwise required by law.

     6.   RECORD RETENTION

     The Adviser  maintains the books and records  required by Rule  204-2(c)(2)
under the  Advisers Act in the manner and for the periods  required.  For client portfolios  subject  to ERISA,  the  Adviser  maintains  the  books and  records required by the Department of Labor.

Attachments

          Schedule A    -  Members of the Proxy Committee

          Exhibit 1     -  Sands Capital Management Proxy Voting Guidelines

--------------------------
* The existence of a material  conflict of interest will not affect an analyst's determination that it is in the best interests of clients not to vote a proxy.

                                      B-9

                                   SCHEDULE A

                         Members of the Proxy Committee

              Robert C. Hancock, Chief Compliance Officer - Member
         David E. Levanson, Research Analyst, Portfolio Manager - Member
           Sharon Kedar, Research Analyst, Portfolio Manager - Member
      Dana M. McNamara, Director of Client Services - Committee Chairperson
                                 and Secretary

                                      B-10

                                    EXHIBIT 1

                            SANDS CAPITAL MANAGEMENT

                             PROXY VOTING GUIDELINES

     One of the primary factors SCM considers when  determining the desirability of investing in a particular company is the quality and depth of its management.
Accordingly,  SCM believes  that the  recommendation  of management on any issue should be given substantial weight in determining how proxy issues are resolved.
As a matter of practice,  SCM will vote on most issues  presented in a portfolio company  proxy  statement  in  accordance  with the  position  of the  company's management,  unless SCM determines that voting in accordance  with  management's recommendation would adversely affect the investment merits of owning the stock.
However,  SCM will consider  each issue on its own merits,  and will not support the  position of the  company's  management  in any  situation  where,  in SCM's judgment, it would not be in the best interests of the client to do so.

                            I. The Board of Directors

A.   Voting on Director Nominees in Uncontested Elections

Votes on director  nominees are made on a case-by-case  basis,  and may consider the following factors:

o    Long-term corporate performance record relative to a market index;

o    Composition of board and key board committees;

o    Corporate governance provisions and takeover activity;

o    Board decisions regarding executive pay;

o    Director compensation;

B.   Director and Officer Indemnification and Liability Protection

Proposals   concerning  director  and  officer   indemnification  and  liability
protection are evaluated on a case-by-case basis.

C.   Voting for Director Nominees in Contest Elections

Votes in a contested  election of  directors  are  evaluated  on a  case-by-case basis, and may consider the following factors:

o    long-term  financial  performance  of the target  company  relative  to its industry;

o    management's track record;

o    background to the proxy contest;

o    qualifications of director nominees (both slates);

                                      B-11

o    evaluation  of what  each  side  is  offering  shareholders  as well as the likelihood that the proposed objectives and goals can be met; and

o    stock ownership positions.

D.   Size of the Board

     Proposals  to  limit  the  size  of the  Board  should  be  evaluated  on a case-by-case basis.

                                  II. Auditors

Ratifying Auditors

We generally  vote for proposals to ratify  auditors,  unless:  an auditor has a financial  interest in or  association  with the company,  and is therefore  not independent;  or there is reason to believe  that the  independent  auditor  has rendered an opinion  which is neither  accurate nor  indicative of the company's financial position.

                           III. Proxy Contest Defenses
Cumulative Voting

We vote against proposals to eliminate cumulative voting.

We vote for proposals to permit cumulative voting.

                            IV. Anti-Takeover Issues

We generally  oppose  anti-takeover  measures  because  they reduce  shareholder rights.  However, as with all proxy issues, we conduct and independent review of each anti-takeover proposal. On occasion, we may vote with management when it is concluded that the proposal is not onerous and would not harm clients' interests as shareholders. Anti-takeover issues include the following:

     A.   Poison Pills

          The "poison pill" entitles shareholders to purchase certain securities at discount prices in the event of a change in corporate control. Such a measure would make a potential takeover  prohibitively  expensive to the acquirer.

          We review on a  case-by-case  basis  management  proposals to ratify a poison pill.

     B.   Fair Price Provisions

          Fair price provisions attempt to ensure  approximately equal treatment for all shareholders in the event of a full-scale takeover. Typically, such a provision  requires  would-be  acquirers that have  established threshold  positions in target  companies at given per-share prices to pay at least as much if they opt for complete control,  unless certain conditions are met.

                                      B-12

          We vote for fair  price  proposals,  as long as the  shareholder  vote requirement  embedded in the  provision  is no more than a majority of disinterested shares.

          We vote for  shareholder  proposals  to  lower  the  shareholder  vote requirement in existing fair price provisions.

     C.   Greenmail

          Proposals  relating to the  prohibition of "greenmail" are designed to disallow the  repurchase  of stock from a person or group owning 5% or
          more  of  the  company's   common  stock,   unless   approved  by  the
          disinterested  holders of two-thirds or more of the outstanding stock.
          They could also  prevent the company  from  repurchasing  any class of stock at a price more than 5% above the  current  fair  market  price, unless an offer is made to all shareholders.

          We vote  for  proposals  to  adopt  anti-greenmail  charter  or  bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

          We review on a case-by-case basis  anti-greenmail  proposals when they are bundled with other charter or bylaw amendments.

     D.   Superstock

          Another  takeover  defense is  superstock,  i.e.,  shares  that give f holders  disproportionate  voting  rights.  For  example,  one company proposed authorizing a class of preferred stock which "could be issued in a private placement with one or more  institutional  investors" and
          "could be  designated  as having  voting  rights which might dilute or limit the present  voting  rights of the holders of common  stock...."
          The  purpose  of this  additional  class  of  stock  would  be to give insiders an edge in fending  off an  unsolicited  or hostile  takeover attempt.

          We will review on a case-by-case  basis proposals that would authorize the creation of new classes of "superstock".

     E.   Supermajority Rules

          Supermajority  provisions  require  approval  by  holders  of  minimum amounts of the  common  shares  (usually  75% to 80%).  While  applied mainly to merger  bids,  supermajority  rules also may be  extended to cover substantive transfers of corporate assets, liquidations, reverse splits and  removal of  directors  for  reasons  other than  cause.  A supermajority  provision would make it nearly impossible in some cases for shareholders to benefit from a takeover attempt.

     1.   Supermajority Shareholder Vote Requirement to Approve Mergers

          We vote  against  management  proposals  to  require  a  supermajority shareholder  vote to approve  mergers and other  significant  business combinations.

          We vote for shareholder  proposals to lower supermajority  shareholder
          vote   requirements  for  mergers  and  other   significant   business
          combinations.

     2.   Supermajority  Shareholder  Vote  Requirement  to Amend the Charter or
          Bylaws

                                      B-13

          We vote  against  management  proposals  to  require  a  supermajority shareholder vote to approve charter and bylaw amendments.

          We vote for shareholder  proposals to lower supermajority  shareholder vote requirements for charter and bylaw amendments.

     F.   Board Classification

          High  on  the  agenda  of  defense-minded   corporate  executives  are
          staggered terms for directors, whereby only some (typically one-third)
          of the directors are elected each year. The "staggered  board" acts as a bar to unwelcome  takeover  bids. An aggressive,  affluent  acquirer would  need two years to gain a working  majority  of  directors  at a company whose board members are elected to staggered  three-year terms of office.

          We vote against proposals to classify the board.

          We vote for  proposals  to  repeal  classified  boards  and  elect all directors annually.

                     IV. Miscellaneous Governance Provision

                                Bundled Proposals

We review on a case-by-case basis bundled or "conditioned"  proxy proposals.  In he case of items that are  conditioned  upon each other, we examine the benefits and costs of the  packages  items.  In  instances  when the joint  effect of the conditioned  items is not in shareholder's  best interests,  we vote against the proposals. If the combined effect is positive, we support such proposals.

                              V. Capital Structure

A.   Common Stock Authorization

We review on a case-by-case  basis proposals to increase the number of shares of common stock authorized for issue.

B.   Debt Restructuring

We review on a case-by-case  basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

                     VI. Executive and Director Compensation

In  general,  we  vote  on  a  case-by-case  basis  on  executive  and  director compensation  plans,  including  stock option  plans,  with the view that viable compensation programs reward the creation of stockholder wealth.

                          VII. State of Incorporation

A.   Voting on State Takeover Statutes

                                      B-14

We review on a case-by-case  basis  proposals to opt in or out of state takeover statutes (including control share acquisition  statutes,  control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements,  severance pay and labor contract provisions,  anti-greenmail provisions and disgorgement provisions).

B.   Voting on Reincorporation Proposals

Proposals  to  change a  company's  state of  incorporation  are  examined  on a case-by-case basis.

                   VIII. Mergers and Corporate Restructurings

A.   Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case-by-case basis.

B.   Corporate Restructuring

Votes on corporate  restructuring  proposals,  including  minority  squeezeouts, leveraged  buyout,  spin-offs,  liquidations and asset sales are considered on a case-by-case basis.

C.   Spin-offs

Votes on spin-offs are considered on a case-by-case basis.

D.   Changing Corporate Name

We generally vote for changing the corporate name.

                       IX. Social and Environmental Issues

Consistent  with its fiduciary  duty to clients,  SCM will vote on social issues with a view toward promoting good corporate  citizenship.  However, SCM realizes that it cannot  require  a  portfolio  company  to go  beyond  applicable  legal requirements or put itself in a non-competitive  position. Social responsibility issues may include proposals regarding the following:

     o    Ecological  issues,  including  toxic hazards and pollution of the air and water;

     o    Employment practices, such as the hiring of women and minority groups;

     o    Product quality and safety;

     o    Advertising practices;

     o    Animal rights, including testing, experimentation and factory farming;

     o    Military and nuclear issues; and

     o    International  politics  and  operations,  including  the  world  debt crisis,  infant formula,  U.S. corporate activity in Northern Ireland, and the policy of apartheid in South Africa.

                                      B-15

We review on a case-by-case  basis proposals  regarding  social or environmental issues.

                                      B-16

                            LORD, ABBETT & CO LLC
                       SUMMARY OF PROXY VOTING GUIDELINES

Lord Abbett has a Proxy Committee  responsible for establishing  voting policies and for the oversight of its proxy voting  process.  Once policy is established, it is the  responsibility  of each  investment  team  leader to assure that each proxy for that team's  portfolio is voted in a timely manner in accordance  with those  policies.  Lord Abbett has retained  Institutional  Shareholder  Services
("ISS") to analyze  proxy issues and recommend  voting on those  issues,  and to provide  assistance  in the  administration  of  the  proxy  process,  including maintaining complete proxy voting records.

There have  unfortunately  been far too many  examples of  corporate  governance failures  during the last two years,  including  the  failure to deal  fairly in conflict of interest  situations.  Lord Abbett is a privately  held firm, and we conduct only one business:  we manage the investment  portfolios of our clients.
We are not part of a larger  group of  companies  conducting  diverse  financial operations.  We would therefore expect,  based on our past experience,  that the incidence of a potential  conflict of interest  involving  Lord  Abbett's  proxy voting process would be quite rare.  Nevertheless,  if such a potential conflict of interest  were to arise with any  institutional  client,  Lord  Abbett  would simply  follow its proxy voting  policies or, if the  particular  issue were not covered by those policies, we would follow the recommendation of ISS.

Lord Abbett generally votes in accordance with management's  recommendations  on the election of directors,  appointment of independent auditors,  changes to the authorized  capitalization  (barring excessive increases),  and most shareholder proposals.  This policy is based on the premise that a broad vote of  confidence on such matters is due the management of any company whose shares we are willing to hold.

Election of Directors

Lord Abbett will generally vote in accordance with management's  recommendations on the election of directors.  However, votes on director nominees are made on a case-by-case  basis.

Lord Abbett will generally  approve proposals to elect directors  annually.  The ability to elect  directors is the single most important use of the  shareholder franchise, and all directors should be accountable on an annual basis.

Incentive Compensation Plans

Lord Abbett usually votes with management regarding employee incentive plans and changes  in such  plans,  but  these  issues  are  looked at very  closely  on a case-by-case basis.

Lord Abbett uses ISS for guidance on appropriate compensation ranges for various industries and company sizes.

In large-cap  companies,  Lord Abbett would  generally  vote against  plans that promoted  short-term  performance  at the  expense  of  longer-term  objectives.
Dilution,  either actual or potential,  is, of course, a major  consideration in reviewing  all  incentive  plans.  Team leaders in small- and mid-cap  companies often  view  option  plans  and other  employee  incentive  plans as a  critical component of such  companies'  compensation  structure,  and have  discretion to approve such plans, notwithstanding dilution concerns.

                                      B-17

Lord Abbett generally  opposes  cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Shareholder Rights

Cumulative Voting
We generally oppose  cumulative  voting proposals on the basis that a shareowner or special group electing a director by cumulative  voting may seek to have that director  represent a narrow special  interest  rather than the interests of the shareholders as a whole.

Confidential Voting
On balance,  Lord Abbett believes shareholder  proposals regarding  confidential
balloting   should   generally   be  approved,   unless  in  a  specific   case,
countervailing arguments appear compelling.

Supermajority Voting
Supermajority  provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change  regarding a company and its corporate governance provisions.

Takeover Issues

Votes on mergers and acquisitions must be considered on a case-by-case basis. It is Lord  Abbett's  policy  to  vote  against  management  proposals  to  require supermajority shareholder vote to approve mergers and other significant business combinations,  and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions.  Restructuring proposals will also be evaluated on a case-by-case  basis  following the same  guidelines as those used for mergers.

Among the more important issues that Lord Abbett  supports,  as long as they are not  tied  in  with  other  measures  that  clearly  entrench  management,  are:
Anti-greenmail provisions,  Fair Price Amendments,  Shareholder Rights Plans and
"Chewable Pill" provisions.

Social Issues

It is Lord Abbett's  general  policy to vote as management  recommends on social issues,  unless we feel that  voting  otherwise  will  enhance  the value of our holdings.

Client Voting Instructions

A client may instruct Lord Abbett how to vote a particular  proxy or how to vote all proxies for  securities  held in its Lord Abbett  account.  Lord Abbett will accept such voting instructions from a client.

Obtaining Further Information

                                      B-18

If a Lord  Abbett  institutional  client  would  like a copy  of  Lord  Abbett's complete  proxy voting  policies and  procedures or  information  as to how Lord
Abbett voted the  securities  in the client's  account,  the client  should call
(201) 395-2467 and request such policies and procedures and/or such proxy voting information.

If a client of Lord Abbett's Separately Managed Accounts would like the complete policies and procedures or voting information,  that client should contact their
Program  Sponsor  and  request  their  Program  Sponsor  to call  Lord  Abbett's
Portfolio Specialist Group at (866) 772-3375 and request that information.

                                      B-19

                        Pzena Investment Management, LLC

                              Amended and Restated
                      Proxy Voting Policies and Procedures
                             Effective July 1, 2003
                                       and
                Further amended March 15, 2004 and August 1, 2004

I. Requirements Described.

     A. Investment  Advisers Act Requirements.  Although the Investment Advisers
Act of 1940, as amended (the "Advisers Act"), does not explicitly require that a registered investment adviser vote client-owned shares on behalf of its clients, the SEC contends that the adviser's fiduciary duty extends to voting (as well as trading) and requires  that,  if the adviser has the  obligation  to vote shares beneficially  owned by its  clients,  the adviser  vote in the best  interest of clients.  In addition,  Rule 206(4)-6 of the Advisers Act requires an investment adviser who exercises voting authority over client proxies to adopt policies and procedures  reasonably  designed to ensure that the adviser votes proxies in the best  interest  of  clients,  to  disclose  to clients  information  about those policies and procedures,  to disclose to clients how they may obtain information on how the adviser  has voted their  proxies,  and to maintain  certain  records relating to proxy voting.

     B. United Kingdom Code of Conduct Considerations.  Certain offshore clients have  contractually  obligated  PIM to vote  proxies  and take  other  corporate actions consistent with the UK Combined Code of Practice.  This Combined Code is
the UK  equivalent of to the  Sarbanes-Oxley  Act. The Combined Code is mostly a prudential  guide  setting out the kinds of things  investment  firms  should be watching out for in their  portfolio  companies in order to ensure  shareholders derive value from their investments.  With respect to proxy voting, the Combined
Code  emphasizes  that  investment   advisers  have  a  responsibility  to  make
considered use of their votes. Best practice  recommendations under the Combined
Code for fulfilling this duty include  meetings  between the investment  adviser and senior  management  of  portfolio  companies,  and  monitoring  of portfolio companies' (1)  governance  arrangements  (particularly  those relating to board
composition,   structure,   accountability  and  independence),  (2)  management
compensation  arrangements,  (3) financial reporting; (4) internal controls, and
(5) approach to corporate social responsibility.

     C. ERISA  Considerations.  The  Department  of Labor has taken the position that an  investment  adviser  managing  pension  plan assets  generally  has the responsibility  to vote shares  held by the plan and  subject to the  investment adviser's  management,  unless this responsibility is specifically  allocated to some other  person  pursuant to the  governing  plan  documents.  The  following principles  apply to  voting  responsibilities  of an  investment  adviser  with respect to shares held on behalf of an ERISA pension plan:

     1.   Responsibility  for voting  should be clearly  delineated  between the adviser and the trustee or other plan  fiduciary  that  appointed  the adviser.

                                      B-20

     2.   An adviser with voting  authority must take reasonable steps to ensure that it has received all proxies for which it has voting authority and must implement appropriate reconciliation procedures.

     3.   In voting, an investment  adviser must act prudently and solely in the
          interests  of  pension  plan   participants  and   beneficiaries.   An
          investment  adviser must consider  factors that would affect the value of the plan's  investments  and may not  subordinate  the interests of plan  participants and  beneficiaries  in their  retirement  income to unrelated objectives,  such as social considerations.  (However, other
          Department  of  Labor  pronouncements  in the  context  of  investment decisions  indicate that social  considerations  may be used in making investment  decisions  to select among  investments  of equal risk and return.)

     4.   No one can direct the investment manager's vote on a specific issue or on a specific  company  unless that  contingency  is  provided  for in writing and the person giving such  direction is a named  fiduciary of the plan.

     5.   The client must periodically  monitor the adviser's voting activities, and both the client's  monitoring  activities and the adviser's voting activities  (including the votes cast in each particular case) must be documented.

II. Procedures.

     A. Introduction

     As of October 1, 2001, PIM ("PIM") began subscribing to a proxy monitor and voting agent service offered by Institutional  Shareholder  Services,  Inc.
     ("ISS").  Under the written  agreement  between ISS and PIM, ISS provides a proxy analysis with research and a vote recommendation for each shareholder
     meeting  of  the  companies  in  our  separately   managed  account  client
     portfolios  and the  U.S.  companies  in the  Pzena  Investment  Management
     International--Pzena Global Value Service portfolio. They also vote, record and  generate a voting  activity  report for our clients and offer a social investment  research  service  which  enables  us to screen  companies  for specific issues (e.g., tobacco, alcohol,  gambling). The provision of these
     services   became   operational  as  of  November  15,  2001.  PIM  retains
     responsibility  for instructing ISS how to vote, and we still apply our own guidelines  as set  forth  herein  when  voting.  If  PIM  does  not  issue instructions  for a  particular  vote,  the  default is for ISS to mark the ballots in accordance with these guidelines (when they  specifically  cover the item being voted on), and with management  (when there is no PIM policy covering the vote).(1)

(1) This  default  was phased in during  early 2002 in order to give ISS time to customize their system. If we did not issue  instructions for a particular proxy during  the  phase-in  period.  ISS  marked the  affected  ballots  based on the recommendations issued by ISS for that vote.

                                      B-21

     PIM personnel  continue to be responsible  for entering all relevant client and account  information (e.g.,  changes in client identities and portfolio holdings)  in the  Checkfree/APL  system.  A direct link  download has been established  between  Checkfree/APL and ISS. ISS assists us with our record keeping  functions,  as well as the  mechanics of voting.  As part of ISS's recordkeeping/administrative  function,  they  receive and review all proxy ballots and other materials,  and generate reports regarding proxy activity during  specified  periods,  as  requested  by us. To the  extent  that the
     Procedures  set forth in the Section II are  carried  out by ISS,  PIM will periodically  monitor ISS to insure that the  Procedures are being followed and will  conduct  random  tests to verify  that  proper  records are being created and retained as provided in Section 4 below.

     B. Compliance Procedures.

     PIM's standard  Investment  Advisory Agreement provides that until notified by the client to the contrary, PIM shall have the right to vote all proxies for securities held in that client's account.  In those instances where PIM does not have proxy voting  responsibility,  it shall forward to the client or to such  other  person as the  client  designates  any  proxy  materials received by it. In all  instances  where PIM has voting  responsibility  on behalf of a client, it follows the procedures set forth below. The Director of Research is responsible for monitoring the PIM Analyst's compliance with such procedures when voting.  The Director of Compliance is responsible for monitoring overall compliance with these procedures.

     C. Voting Procedures.

          1.   Determine Proxies to be Voted

     Based on the  information  provided  by PIM via the  direct  link  download established  between  Checkfree/APL  and ISS  mentioned  above,  ISS  shall determine what proxy votes are  outstanding and what issues are to be voted on for all client accounts. Proxies received by ISS will be matched against
     PIM's records to verify that each proxy has been received. If a discrepancy is  discovered,  ISS will use reasonable  efforts to resolve it,  including calling ADP and/or applicable  Custodians.  Pending votes will be forwarded first to the firm's  Director of Compliance  who will perform the conflicts checks  described  in  Section  2 below.  Once  the  conflicts  checks  are completed,  the ballots and supporting  proxy materials will be returned to the  Proxy  Coordinator  who will  forward  them on to the  Analyst  who is responsible for the Company soliciting the proxy. Specifically, the Analyst will receive a red folder containing the proxy statement, a printout of the
     Company's  Annual Report,  the proxy analysis by ISS, a blank disclosure of personal  holdings form, and one or more vote record forms. (2) The Analyst will then mark his/her  voting  decision on the Vote Record  Form,  initial this form to verify his/her voting instructions,  and return the red folder to the Proxy  Coordinator  who will then enter the vote into the  ISS/Proxy
     Monitor  System.  Any  notes or  other  materials  prepared  or used by the
     Analyst in making  his/her  voting  decision shall also be filed in the red folder.

(2) A separate  ballot and vote record form may be included in the red folder if the company  soliciting  the proxy is included in the  portfolio of a client who has  designated  specific  voting  guidelines  in  writing  to  PIM  which  vary substantially  from these policies and if the Custodian for that client does not aggregate  ballots before sending them to ISS. In such event,  the Analyst shall evaluate  and vote such ballot on an  individual  basis in  accordance  with the applicable voting guidelines.

                                      B-22

If an Analyst  desires to vote against  management or contrary to the guidelines set  forth in this  proxy  voting  policy or the  written  proxy  voting  policy designated  by a specific  client,  the Analyst  will  discuss the vote with the
Chief  Executive  Officer  and/or  Director of Research and the Chief  Executive
Officer and/or  Director of Research shall determine how to vote the proxy based on the Analyst's recommendation and the long term economic impact such vote will have on the securities held in client accounts.  If the Chief Executive  Officer and/or Director of Research agree with the Analyst recommendation and determines that a contrary vote is advisable the Analyst will provide written documentation of the  reasons for the vote (by putting  such  documentation  in the red folder and/or  e-mailing  such  documentation  to the  Proxy  Coordinator  and  General
Counsel/Director  of Compliance  for filing.) When the Analyst has completed all voting, the Analyst will return the red folder to the Proxy Coordinator who will enter the votes in the ISS system.  Votes may not be changed  once  submitted to
ISS unless such change is approved in writing by both the Director of Compliance and the Director of Research.

          2.   Identify   Conflicts  and  Vote  According  to  Special  Conflict
               Resolution Rules

     The  primary  consideration  is that PIM act for the benefit of its clients and place its client's  interests  before the interests of the firm and its principals  and  employees.  The following  provisions  identify  potential conflicts  of interest  that are  relevant to and most likely to arise with respect to PIM's  advisory  business and its clients,  and set forth how we will resolve those conflicts. In the event that the Research Analyst who is responsible for the Company  soliciting a particular proxy has knowledge of any facts or circumstances  which the Analyst believes are or may appear be a material conflict,  the Analyst will advise PIM's Director of Compliance, who will convene a meeting of the proxy  committee  to determine  whether a conflict exists and how that conflict should be resolved.

               a. PIM has identified the following areas of potential concern:

     o    Where PIM  manages any  pension or other  assets of a publicly  traded company,  and also holds that  company's  or an  affiliated  company's securities in one or more client portfolios.

     o    Where PIM manages the assets of a proponent of a shareholder  proposal for a company whose securities are in one or more client portfolios.

     o    Where  PIM  has a  client  relationship  with an  individual  who is a corporate director,  or a candidate for a corporate  directorship of a public company whose securities are in one or more client portfolios.

     o    Where a PIM  officer,  director or employee,  or an  immediate  family member thereof is a corporate director, or a candidate for a corporate directorship  of a public company whose  securities are in one or more client  portfolios.  For purposes  hereof,  an immediate family member shall be a spouse, child, parent or sibling.

               b. To address  the first  potential  conflict  identified  above,
          PIM's  Director of Compliance  will maintain a list of public  company clients that will be updated regularly as new client relationships are established  with the firm. Upon receipt of each proxy to be voted for clients,  the Proxy  Coordinator  will give the ballot and  supporting proxy  materials to PIM's Director of Compliance who will check to see if the  company  soliciting  the proxy is also on the  public  company client  list.  If the  company  soliciting  the vote is on our  public company  client list and PIM still manages  pension or other assets of that  company,  the Director of  Compliance  will note this in the red folder so that the Analyst  responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection
          f of this Section 2.

                                      B-23

               c. To address the second  potential  conflict  identified  above,
          PIM's Director of Compliance (with the assistance of PIM's Director of
          Operations  during the busy  proxy  season--March  through  June) will check the proxy  materials to see if the proponent of any  shareholder proposal is one of PIM's clients  (based on the client list  generated by our Portfolio Management System,  Checkfree/APL).  If the proponent of a shareholder  proposal is a PIM client, the Director of Compliance will note this in the red folder so that the Analyst  responsible  for voting the proxy will vote the proxy in  accordance  with the  special rules set forth in Subsection f of this Section 2.

               d. To address  the third  potential  conflict  identified  above,
          PIM's Director of Compliance (with the assistance of PIM's Director of
          Operations  during the busy  proxy  season--March  through  June) will check  the  proxy  materials  to  see if any  corporate  director,  or candidate  for a  corporate  directorship  of a public  company  whose securities  are in one  or  more  client  portfolios  is one of  PIM's individual  clients  (based  on  the  client  list  generated  by  our
          Portfolio  Management  System,  Checkfree/APL).  For  purposes of this
          check,   individual   clients  shall  include   natural   persons  and
          testamentary  or other living trusts  bearing the name of the grantor, settlor or beneficiary  thereof . If a director or director nominee is a PIM client,  the  Director of  Compliance  will note this in the red folder so that the Analyst  responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection
          f of this Section 2.

               e. To address the fourth  potential  conflict  identified  above,
          PIM's Director of Compliance (with the assistance of PIM's Director of
          Operations  during the busy  proxy  season--March  through  June) will check  the  proxy  materials  to  see if any  corporate  director,  or candidate  for a  corporate  directorship  of a public  company  whose securities  are in one or more  client  portfolios  is a PIM  officer, director or employee or an immediate  family member  thereof (based on the written  responses of PIM personnel to an annual  questionnaire in this  regard).  If a director  or director  nominee is a PIM  officer, director  or employee  or an  immediate  family  member  thereof,  the
          Director  of  Compliance  will note this in the red folder so that the
          Analyst  responsible  for  voting  the  proxy  will  vote the proxy in accordance  with the special  rules set forth in  Subsection f of this
          Section 2.

               f. The  following  special  rules  shall apply when a conflict is noted in the red folder:

                    i. In all  cases  where PIM  manages  the  pension  or other assets of a  publicly  traded  company,  and also holds that company's or an  affiliated  company's  securities in one or more client portfolios,  PIM will have no discretion to vote
                    any   portion   of  the   proxy,   but  will  defer  to  the
                    recommendation(s)  of ISS in  connection  therewith and will vote strictly according to those recommendations.

                                      B-24

                    ii. The identity of the proponent of a shareholder  proposal shall not be given any substantive  weight (either  positive or negative) and shall not otherwise  influence an Analyst's determination whether a vote for or against a proposal is in the best interests of PIM's clients.

                    iii. If PIM has proxy voting  authority  for a client who is the proponent of a shareholder  proposal and PIM  determines that it is in the  best  interests  of its  clients  to vote against that proposal,  a designated  member of PIM's client service team will notify the  client-proponent and give that client  the  option to  direct  PIM in  writing  to vote the client's proxy  differently than it is voting the proxies of its other clients.

                    iv. If the  proponent  of a  shareholder  proposal  is a PIM client whose assets under management with PIM constitute 30%
                    or more of PIM's total assets under management,  and PIM has determined  that it is in the best  interests of its clients to vote for that  proposal,  PIM will disclose its intention to vote for such proposal to each additional client who also holds the  securities of the company  soliciting the vote on such  proposal  and  for  whom  PIM  has  authority  to vote proxies.  If a client  does not object to the vote  within 3 business  days of delivery of such  disclosure,  PIM will be
                    free  to  vote  such  client's   proxy  as  stated  in  such
                    disclosure.

                    v. In all cases  where PIM manages  assets of an  individual client and that client is a corporate director, or candidate for a  corporate  directorship  of a  public  company  whose securities  are in one or more client  portfolios,  PIM will have no  discretion  to vote any  portion of the proxy,  but will  defer to the  recommendation(s)  of ISS in  connection
                    therewith  and  will  vote   strictly   according  to  those
                    recommendations.

                    vi. In all cases where a PIM officer,  director or employee, or  an  immediate  family  member  thereof  is  a  corporate director,  or a candidate for a corporate  directorship of a public  company whose  securities  are in one or more client portfolios,  PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection  therewith and will vote strictly according to those recommendations.

     Notwithstanding  any of the above  special  rules to the  contrary,  in the extraordinary event that it is determined by unanimous vote of the Director of Research,  the Chief Executive Officer and the Research Analyst covering a particular company that the ISS  recommendation on a particular  proposal to be voted is  materially  adverse to the best  interests  of the clients,
     then  in  that  event,  the  following   alternative   conflict  resolution
     procedures will be followed:

     A designated  member of PIM's  client  service team will notify each client who  holds  the  securities  of the  company  soliciting  the  vote on such proposal and for whom PIM has authority to vote  proxies,  and disclose all of the facts pertaining to the vote (including, PIM's conflict of interest, the ISS recommendation and PIM's  recommendation).  The client then will be asked to direct PIM how to vote on the issue. If a client does not give any direction to PIM within 3 business days of delivery of such disclosure, PIM will be free to vote such  client's  proxy in the  manner it deems to be in the best interest of the client.

                                      B-25

     When  PIM's  conflicts  resolution  policies  call  for PIM to defer to ISS recommendations,  PIM will make a case by case  evaluation  of whether this deferral is consistent  with its fiduciary  obligations by inquiring  about and asking for  representations  from ISS on any potential conflicts it has or may have with respect to the specific  vote.  PIM will do this by making an  email  inquiry  to  disclosure@isspolicy.com.  PIM  will  not do  this, however, when this Proxy Policy permits PIM to defer to ISS when PIM has to vote a proxy of company shares which PIM accepted as an  accommodation to a new  client as part of an  account  funding,  but then  liquidated  shortly thereafter  because such  securities  were not in PIM's model. On an annual basis,  the Compliance  Department also will review the conflicts  policies and Code of Conduct  which ISS posts on its  website.  This  review will be conducted in February of each year before the start of proxy voting season.

          3.   Vote

     Each proxy that comes to PIM to be voted shall be evaluated on the basis of what is in the best interest of the clients.  We deem the best interests of the  clients to be that which  maximizes  shareholder  value and yields the best  economic  results  (e.g.,  higher stock prices,  long-term  financial health and stability).  In evaluating proxy issues, PIM will rely on ISS to identify and flag factual issues of relevance and importance.  We also will use information  gathered as a result of the in-depth research and on-going company  analyses  performed by our investment team in making buy, sell and hold decisions for our client  portfolios.  This process includes  periodic meetings  with  senior  management  of  portfolio  companies.  PIM may also consider  information  from other  sources,  including the  management of a company  presenting a proposal,  shareholder  groups, and other independent proxy  research  services.  Where  applicable,  PIM also will  consider any specific guidelines designated in writing by a client.

     The Research Analyst who is responsible for following the company votes the proxies for that company.  If such Research Analyst also  beneficially owns shares of the company in his/her  personal trading  accounts,  the Research
     Analyst must  complete a special  "Disclosure  of Personal  Holdings  Form"
     (blank  copies  of which  will be  included  in each red  folder),  and the
     Director of Research must sign off on the Research Analyst's votes for that company by initialing such special form before it and the vote record sheet are returned to the Proxy  Coordinator.  It is the  responsibility  of each
     Research  Analyst to  disclose  such  personal  interest  and  obtain  such initials.  Any other owner, partner,  officer,  director or employee of the firm who has a personal or financial interest in the outcome of the vote is hereby prohibited from attempting to influence the proxy voting decision of
     PIM personnel responsible for voting client securities.

     Unless a particular  proposal or the particular  circumstances of a company may otherwise require (in the case of the conflicts identified in Section 2 above) or suggest (in all other cases),  proposals generally shall be voted in accordance with the following broad guidelines:

                                      B-26

          a. Support  management  recommendations  for the election of directors and appointment of auditors (subject to i below).

          b. Give management the tools to motivate  employees through reasonable incentive programs. Within these general parameters PIM generally will support  plans  under  which 50% or more of the shares  awarded to top executives are tied to performance  goals. In addition,  the following are  conditions  that  would  generally  cause  us to vote  against  a management incentive arrangement:

               (i) With respect to incentive option arrangements:

               o    The proposed plan is in excess of 10% of shares, or

               o    The company has issued 3% or more of outstanding shares in a single year in the recent past, or

               o    The new plan  replaces an existing  plan before the existing
                    plan's   termination   date   (i.e.,   they   ran   out   of
                    authorization)  and  some  other  terms  of the new plan are likely  to be  adverse  to the  maximization  of  investment returns.

                    For purposes  hereof,  the methodology used to calculate the share  threshold  in (i)  above  shall be the (sum of A + B)
                    divided by (the sum of A + B + C + D), where:

               A    =  the   number   of   shares   reserved   under   the   new
                    plan/amendment;
               B    = the number of shares available under continuing plans;
               C    = granted but unexercised shares under all plans
               D    = shares  outstanding,  plus convertible  debt,  convertible equity, and warrants

               (ii)  With  respect  to  severance,  golden  parachute  or  other incentive compensation arrangements:

               o    The proposed  arrangement  is excessive or not reasonable in light of similar  arrangements  for other  executives in the company  or in  the  company's  industry  (based  solely  on information about those  arrangements  which may be found in the company's public disclosures and in ISS reports); or

               o    The  proposed   parachute  or   severance   arrangement   is
                    considerably  more  financially or  economically  attractive
                    than  continued  employment.   Although  PIM  will  apply  a
                    case-by-case  analysis of this issue,  as a general  rule, a proposed  severance  arrangement  which  is 3 or more  times
                    greater   than  the   affected   executive's   then  current
                    compensation  shall be voted against unless such arrangement has been or will be submitted to a vote of shareholders  for ratification; or

               o    The  triggering  mechanism  in the proposed  arrangement  is solely within the recipient's control (e.g., resignation).

                                      B-27

          c. Support facilitation of financings,  acquisitions, stock splits and
          increases  in  shares  of  capital  stock  which  do  not   discourage
          acquisition of the company soliciting the proxy.

          d. Vote against shareholder social issue proposals unless specifically required in writing by a client to support a  particular  social issue or principle.

          e. Support anti-takeover measures that are in the best interest of the shareholders, but oppose poison pills and other anti-takeover measures that entrench  management and/or thwart the maximization of investment returns.

          f.  Oppose  classified  boards  and any other  proposals  designed  to eliminate or restrict shareholders' rights.

          g.  Oppose  proposals  requiring  super  majority  votes for  business
          combinations   unless  the  particular   proposal  or  the  particular
          circumstances  of the  affected  company  suggest that such a proposal would be in the best interest of the shareholders.

          h. Oppose vague, overly broad,  open-ended or general "other business"
          proposals for which insufficient  detail or explanation is provided or risks or consequences of a vote in favor can not be ascertained.

          i. Make sure management is complying with current  requirements of the
          NYSE,  NASDAQ  and  Sarbanes-Oxley  Act of 2002  focusing  on  auditor independence and improved board and committee  representation.  Within these general parameters the opinions and  recommendations of ISS will
          be  thoroughly   evaluated  and  the  following   guidelines  will  be
          considered:

               o    PIM generally will vote against  auditors and withhold votes from Audit Committee members if Non-audit ("other") fees are greater  than the sum of audit fees +  audit-related  fees +
                    permissible tax fees.

                    In  applying  the  above  fee  formula,  PIM  will  use  the following definitions:

                    --Audit fees shall mean fees for statutory  audits,  comfort letters,  attest services,  consents,  and review of filings with SEC

                    --Audit-related  fees shall mean fees for  employee  benefit plan audits,  due  diligence  related to M&A,  audits in
                    connection  with  acquisitions,  internal  control  reviews, consultation on financial accounting and reporting standards

                    --Tax fees shall mean fees for tax compliance  (tax returns, claims  for  refunds  and  tax  payment  planning)  and  tax consultation  and planning  (assistance  with tax audits and appeals,  tax advice relating to M&A,  employee  benefit
                    plans and  requests  for  rulings or  technical  advice from taxing authorities)

               o    PIM  will  apply  a  CASE-BY-CASE  approach  to  shareholder proposals  asking  companies to prohibit their auditors from engaging  in  non-audit  services  (or  capping the level of
                    non-audit   services),   taking  into  account  whether  the
                    non-audit  fees are  excessive  (per the formula  above) and whether the company has policies and  procedures in place to limit non-audit  services or otherwise  prevent conflicts of interest.

                                      B-28

               o    PIM generally will evaluate director  nominees  individually and as a group based on ISS opinions and  recommendations as well as our personal  assessment  of record and  reputation,
                    business   knowledge  and  background,   shareholder   value
                    mindedness,  accessibility,  corporate governance abilities, time commitment, attention and awareness,  independence, and character.

               o    PIM generally will withhold votes from any insiders  flagged by ISS on audit, compensation or nominating committees,  and from any insiders and affiliated outsiders flagged by ISS on boards that are not at least majority independent.

               o    PIM  will  evaluate  and  vote  proposals  to  separate  the
                    Chairman and CEO  positions  in a company on a  case-by-case basis based on ISS opinions and  recommendations  as well as our personal  assessment  of the  strength of the  companies governing  structure,  the  independence  of the  board  and compliance with NYSE and NASDAQ listing requirements.

          j. PIM generally will support  re-incorporation  proposals that are in the best interests of shareholders and shareholder value.

          k. PIM may abstain from voting a proxy if we conclude  that the effect of abstention on our clients'  economic  interests or the value of the portfolio holding is indeterminable or insignificant.  In addition, if a  company  imposes  a  blackout  period  for  purchases  and sales of securities  after a  particular  proxy is voted,  PIM  generally  will abstain from voting that proxy.

It is understood that PIM's and ISS's ability to commence voting proxies for new or transferred  accounts is dependent upon the actions of custodian's  and banks in updating  their records and  forwarding  proxies.  As part of its new account opening  process PIM will send written  notice to the  Custodians of all clients who have  authorized  us to vote their  proxies and instruct  them to direct all such proxies to: ISS/1520/PIM, 2099 Gaither Road, Suite 501, Rockville, Maryland
20850-4045.  These  instructions will be included in PIM's standard initial bank letter pack. If ISS has not received any ballots for a new account within 2 to 4 weeks of the account  opening,  ISS will follow-up  with the  Custodian.  If ISS still has not  received  any ballots for the account  within 6 to 8 weeks of the account  opening,  they  will  notify  our Proxy  Coordinator  and  Director  of
Operations  and  Administration  who will  work  with the  client  to cause  the
Custodian to begin forwarding ballots.  PIM will not be liable for any action or inaction by any Custodian or bank with respect to proxy ballots and voting.

Where a new client  has funded its  account  by  delivering  in a  portfolio  of securities  for PIM to liquidate  and the record date to vote a proxy for one of those  securities  falls on a day when we are  temporarily  holding the position
(because we were still  executing or waiting for  settlement),  we will vote the shares. For these votes only, we will defer to ISS's  recommendations,  however, since we will not have first hand  knowledge of the companies and can not devote research time to them.

                                      B-29

Proxies  for  securities  on  loan  through  securities  lending  programs  will generally not be voted. Since PIM's clients and not PIM control these securities lending decisions, PIM will not be able to recall a security for voting purposes even if the issue is material.

          4. Return Proxies

The Director of Operations and Administration shall send or cause to be sent (or otherwise  communicate)  all votes to the company or  companies  soliciting  the proxies within the applicable  time period  designated for return of such votes.
For so long as ISS or a similar  third party  service  provider is handling  the mechanics of voting client shares,  the Director of Compliance will periodically verify that votes are being sent to the  companies.  Such  verification  will be accomplished by selecting  random control numbers of proxies  solicited during a quarter and calling ADP to check that they received and recorded the vote.

          5. Changing a Vote

Votes may not be changed once submitted to ISS unless such change is approved in writing by both the Director of Compliance and the Director of Research.

III. Corporate Actions

PIM shall work with the clients' Custodians regarding pending corporate actions.
Corporate action notices received from our portfolio  accounting  system's Alert
System and/or from one or more  Custodians  shall be directed to our  Operations
Administrative Personnel who will check our records to see which client accounts hold the security for which the  corporate  action is pending.  If the corporate action is voluntary and thus requires an  affirmative  response,  such personnel will  confirm that we have  received a response  form for each  affected  client account before the response date. The Research Analyst covering the Company will then be  informed  of the action so that he/she can  determine  if the  accounts should participate and what response should be given. The Research Analyst shall consult with the firm's  Director of Research and applicable  Portfolio  Manager when making this  determination.  Once  determined,  the response  shall then be communicated back to the Custodians by our Operations  Administrative  Personnel
by fax. On our fax cover letter,  we will request a signed  confirmation  of our instructions  from the  custodian  and ask them to send  this  page  with  their signature back to us. We will make follow-up calls to the custodians to get them to return the signed fax, as needed. PIM's Operations  Administrative  Personnel also will  check the  Company's  website  for any  corporate  action  processing information  it may contain.  On the date the action  should be  processed,  the transactions  will be booked in our portfolio  management  system. If the action results in accounts owning  fractional shares of a security those shares will be sold off using the price per whole share found on the website.  All faxes, notes and other written  materials  associated with the corporate  action will be kept together in a folder that will be filed with the red proxy files.

                                      B-30

PIM shall not have any  responsibility  to initiate,  consider or participate in any bankruptcy,  class action or other litigation against or involving any issue of securities  held in or formerly held in a client account or to advise or take any  action on behalf of a client or  former  client  with  respect  to any such actions or  litigation.  PIM will  forward to all  affected  clients  and former clients any important class action or other litigation  information  received by
PIM. This will not include any mass mailing  requests to act as a lead plaintiff or other general  solicitations  for  information.  It will include any proof of claims forms, payment vouchers and other similar items.

IV. Client Disclosures

On July 15,  2003,  PIM sent all of its then  existing  clients  a copy of these policies and procedures as amended and restated  effective July 1, 2003, as well as a notice on how to  obtain  information  from PIM on how PIM has  voted  with respect to their  securities.  In addition,  PIM added a summary  description of these  policies  and  procedures  to  Schedule  F of Part II of PIM's  ADV,  and disclosed in that  document how clients may obtain  information  from PIM on how
PIM has voted with  respect to their  securities.  From and after July 15, 2003,
PIM will include a copy of these proxy voting policies and  procedures,  as they may be amended from time to time,  in each new account pack sent to  prospective clients.  It also will update its ADV  disclosures  regarding these policies and procedures  to reflect  any  material  additions  or other  changes to them,  as needed.  Such ADV  disclosures  will  include an  explanation  of how to request copies  of  these  policies  and  procedures  as well as any  other  disclosures required by Rule 206(4)-6 of the Advisers Act.

PIM will  provide  proxy voting  summary  reports to clients,  on request.  With respect to PIM's mutual fund clients,  PIM will provide proxy voting information in such form as needed for them to prepare  their Rule 30b1-4  Annual  Report on
Form N-PX.

V. Record Keeping

A. PIM will maintain a list of dedicated  proxy  contacts for its clients.  Each client will be asked to provide the name,  email address,  telephone  number and post  office  mailing  address  of one or more  persons  who are  authorized  to receive,  give direction  under and otherwise act on any notices and disclosures provided by PIM pursuant to Section II.C.2.f of these policies.  With respect to
ERISA plan  clients,  PIM shall  take all  reasonable  steps to ensure  that the dedicated proxy contact for the ERISA client is a named fiduciary of the plan.

B. PIM will maintain  and/or cause to be maintained by any proxy voting  service provider engaged by PIM the following  records.  Such records will be maintained for a minimum of five years. Records maintained by PIM shall be kept for 2 years at PIM's principal office and 3 years in offsite storage.

     i. Copies of PIM's proxy voting policies and procedures, and any amendments thereto.

                                      B-31

     ii. Copies of the proxy  materials  received by PIM for client  securities.
     These may be in the form of the proxy  packages  received from each Company and/or ISS, or downloaded from EDGAR, or any combination thereof.

     iii. The vote cast for each proposal overall as well as by account.

     iv. Records of any calls or other contacts made regarding  specific proxies and the voting thereof.

     v. Records of any reasons for deviations from broad voting guidelines.

     vi.  Copies of any  document  created by PIM that was  material to making a decision  on how to vote  proxies  or that  memorializes  the basis of that decision.

     vii. A record of proxies  that were not  received,  and what  actions  were taken to obtain them.

     vi.  Copies of any  written  client  requests  for voting  summary  reports
     (including  reports to mutual fund  clients  for whom PIM has proxy  voting
     authority  containing   information  they  need  to  satisfy  their  annual
     reporting obligations under Rule 30b-1-4 and to complete Form N-PX) and the correspondence and reports sent to the clients in response to such requests
     (these  shall be kept in the  REPORTS  folder  contained  in the client OPS file).

VI. Review of Policies

The proxy voting policies,  procedures and guidelines contained herein have been formulated by PIM's proxy committee.  This committee  consists of PIM's Director of Research,  Director of  Compliance  and at least one  Portfolio  Manager (who represents the interests of all PIM's portfolio  managers and is responsible for obtaining and expressing  their opinions at committee  meetings).  The committee shall review these policies,  procedures and guidelines at least  annually,  and shall make such changes as they deem appropriate in light of then current trends and  developments  in  corporate  governance  and  related  issues,  as  well as operational issues facing the firm.

Finally  Adopted  and  Approved  by the Pzena  Investment  Management  Executive
Committee on June 26, 2003

March 15, 2004 Amendments approved by the Proxy Committee as of March 5, 2004

                                      B-32

                   Westfield Capital Management Company, LLC

I.   Proxy Voting Policy

     A.   Policy  Statement  and  Introduction.   Westfield  Capital  Management
          Company, LLC ("WCM") will offer to vote proxies for all accounts. Many of Westfield  Capital's  ("WCM")  investment  management  clients have delegated  to WCM the  authority  to vote  proxies  for  shares in the client accounts we manage. WCM believes that the voting of proxies can be an  important  tool for  investors  to promote  best  practices  in corporate  governance  and votes all proxies in the best  interests of its clients as investors. We also recognize that the voting of proxies with respect to securities  held in managed  accounts is an investment responsibility  having  economic  value.  WCM will  vote  proxies  and maintain  records of voting of shares  for which WCM has proxy  voting authority in accordance with its fiduciary  obligations and applicable law.

This  memorandum  sets forth WCM's  policies for voting  proxies.  It covers all accounts  for which WCM has proxy  voting  authority  which are  primarily  U.S.
separately managed  individual and institutional  accounts.  In addition,  these accounts  include  mutual  funds in which WCM serves as  sub-adviser  as well as limited partnerships managed by WCM.

     B.   Proxy  Committee.   Westfield  has  a  Proxy  Committee   composed  of
          individuals  from  the  investment  committee,  operations  staff  and compliance department. The Board of Directors will appoint the members of the Proxy Committee. The Proxy Committee is responsible for setting general policy as to proxies. Specifically, the Committee:

          1.   reviews these  procedures and the Proxy  Guidelines  annually and approves any amendments considered to be advisable.

          2.   considers  special  proxy  issues  as they may from  time to time arise.

          As of the date of this manual, the following members of Westfield will serve on the Proxy Committee:

               William A. Muggia
               Chief Investment Officer, Portfolio Manager

                                      B-33

               Karen A. DiGravio
               Chief Financial Officer, CCO

               Caryl D. Marchi
               Assistant Vice President & Operations Manager

               Zureen Khairuddin
               Portfolio Administrator, Proxy Manager

               Arthur J. Bauernfeind
               Chairman & Chief Executive Officer

     C.   Proxy Voting Administration.  Westfield's Operations Manager and Proxy
          Manager, under supervision of the Proxy Committee,  have the following duties:

          1.   annually prepare the Proxy Guidelines with the CCO and distribute them to the Proxy Committee for review.

          2.   coordinate  the Proxy  Committee's  review of any new or  unusual proxy issues.

          3.   manage the process of referring issues to portfolio  managers for voting instructions.

          4.   oversee  the work of ADP  ProxyEdge,  which is engaged to process proxy votes.

          5.   coordinates responses to investment  professionals'  questions on proxy issues and proxy policies, including forwarding specialized
               proxy   research   from  any  third  party  vendor  and  forwards
               information to investment  professionals  prepared by other areas
               atWestfield.

          6.   maintains  required  records  of  proxy  votes on  behalf  of the
               appropriate   Westfield  client  accounts  including  maintaining
               documents  received or created  that were  material to the voting decision;

          7.   prepare and distribute reports required by Westfield clients.

          8.   maintains  records of all  communications  received  from clients requesting information on proxy voting and responses thereto;

                                      B-34

          9.   notifies  clients  on how  they can  obtain  voting  records  and policies and procedures; and

          10.  ensures that all proxies are voted in a timely manner;

     D.   Proxy Voting  Guidelines.  WCM  maintains  written  voting  guidelines
          ("Guidelines")  setting forth voting positions determined by the Proxy
          Committee  on those issues  believed  most likely to arise day to day.
          The  Guidelines  may call for votes to be cast normally in favor of or opposed to a matter or may deem the matter an item to be  referred  to investment  professionals  on a  case-by-case  basis.  A  copy  of the
          Guidelines is attached to this memorandum as Exhibit A.

          Westfield  will vote all  proxies in  accordance  with the  Guidelines subject to two exceptions as follows:

          1.   If the portfolio managers of client accounts holding the stock of a company with a proxy vote believe that following the Guidelines in any  specific  case would not be in clients'  best  interests, they may request the Proxy  Manager not to follow the  Guidelines in such  case.  The  request  must be in writing  and  include an explanation of the rationale for doing so. The Proxy Manager will review any such  request  with the  Compliance  Officer  prior to implementing the request, and will maintain records of each item.

          2.   For clients with plan assets subject to ERISA, under rules of the
               U. S. Department of Labor ("DOL") WCM may accept  instructions to vote proxies in accordance with AFL-CIO proxy voting  guidelines, in lieu of  WCM's  regular  Guidelines.  However,  when in  WCM's judgment voting in accordance with the AFL-CIO  guidelines  would be inconsistent  with ERISA, WCM will not vote in accordance with those  guidelines.  For  clients  not  subject to ERISA,  WCM may
               accept   instructions  to  vote  proxies  under  client  specific
               guidelines  subject to review and  acceptance  by the  Investment
               Committee and the Compliance Officer.

                                      B-35

     E.   Proxy Voting  Referrals.  Under the Guidelines,  certain proxy matters will  be  referred  to the  Investment  Committee.  Normally  specific referral  items will be referred to the  portfolio  manager or analyst using the  attached  Proxy  Voting  Recommendation  Form  (attached as
          Exhibit B). The Proxy Voting  Recommendation Form contains (1) a field that will be used by the portfolio manager or analyst for recommending a vote on each  referral  item,  and (2) a field  for  describing  any contacts relating to the proxy referral item the portfolio manager may have had with any WCM employee outside WCM's  Investment  Committee or with any  person  other  than a proxy  solicitor  acting in the normal course of proxy solicitation.

          The portfolio  manager or analyst who has been  requested to provide a recommendation  on a proxy referral item will return a completed Proxy
          Voting Recommendation Form. Upon receiving each completed Proxy Voting
          Recommendation  Form the form will be reviewed by the Proxy Manager to be sure it has been  completed  correctly.  If not, the Proxy  Manager will follow up with  representatives  of the Investment  Committee and
          Proxy Voting Committee to be sure the form is completed correctly.

     F.   Conflicts of Interest. A potential conflict of interest may arise when
          voting  proxies  of  an  issuer  which  has  a  significant   business
          relationship with WCM. For example, WCM could manage a defined benefit or defined  contribution  pension plan for the issuer. WCM's policy is to vote proxies based solely on the investment merits of the proposal.
          In order to guard against conflicts the following procedures have been adopted:

          1.   The  Proxy  Committee  is  composed  of  professionals  from  the
               Investment Committee. Furthermore, proxy administration is in the
               Operations  and  Compliance  Department.  Neither the  Investment
               Committee,  Operations  Department or the  Compliance  Department
               report to WCM's marketing business.

                                      B-36

          2.   Investment  professionals  responding  to referral  requests must disclose  any  contacts  with third  parties  other  than  normal contact with proxy solicitation firms.

          3.   The Proxy  Manager  will  review  the name of the  issuer of each proxy  that  contains  a  referral  item  against  a list  of WCM business  relationships  maintained by the Compliance  Department for potential material business  relationship (i.e.  conflicts of interest).  If the  issuer  of the  proxy  is on the  list of WCM business  relationships,  the WCM Proxy  Manager will confer with the Proxy Committee prior to voting.  In addition,  for referrals involving WCM  sub-advised  mutual funds,  the Proxy Manager will fill out  attached  Proxy  Voting  Disclosure  Form  (attached as
               Exhibit C).

          4.   WCM's Proxy Voting  Guidelines  may only be  overridden  with the written  recommendation  of the Board of Directors and Compliance
               Department concurrently.

     G.   Recordkeeping.  The Operations  Manager, in conjunction with the Proxy
          Manager,  will  retain  copies of the  following  books  and  records.
          Original  Policies  and  Procedures  will be kept with the  Compliance
          Officer.

          1.   a copy of  Proxy  Procedures  and  Guidelines  as they  may be in effect from time to time;

          2.   a  copy  of  each  proxy  statement   received  with  respect  to
               securities in client accounts;

          3.   records of each vote cast for each client;

          4.   internal documents  generated in connection with a proxy referral to the Investment Committee such as emails, memoranda etc.

          5.   written  reports  to  clients  on proxy  voting and of all client requests for information and WCM's response.

          In accordance with Rule 204-2 of the Investment  Advisers Act of 1940, all proxy voting  records will be  maintained  for five years.  In the event a third party  vendor is  retained  for proxy  voting  services,
          Westfield will (1) require such vendor to provide copies of all voting records promptly upon request; and (2) require such vendor to maintain the records noted in (2) and (3) above.

                                      B-37

II.  Proxy Voting Guidelines for Separately Managed Accounts &  Sub-Advisory
     Mutual Fund Assets Including Limited Partnerships.

     The Proxy Voting  Guidelines  below  summarize  WCM's  positions on various issues of concern to investors and indicate how client portfolio securities will  be  voted  on  proposals  dealing  with  a  particular  issue.  These
     Guidelines have been  established for the specific purpose of promoting the economic interests of our clients.

     The following  Guidelines  are grouped  according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and  recommended by a company's  board of directors.  Part II deals with  proposals  submitted  by  shareholders  for  inclusion in proxy statements.  Part III addresses unique considerations  pertaining to non-US issuers.

     A.   Board-Approved  Proposals.  Proxies  will be voted for  board-approved proposals, except as follows:

          1.   Matters  Relating  to  the  Board  of  Directors.  The  board  of directors has the important role of overseeing management and its performance on behalf of shareholders.  Proxies will be voted for the  election of the  company's  nominees for  directors  and for board-approved  proposals on other matters  relating to the board of directors  (provided that such nominees and other matters have been approved by an independent nominating committee),  except as follows:

               >    WCM will withhold votes for the entire board of directors if

                    o    The  board  does not  have a  majority  of  independent
                         directors; or

                    o    The  board   does  not  have   nominating,   audit  and
                         compensation  committees composed solely of independent
                         directors.

               For these purposes,  an "independent  director" is a director who meets all  requirements to serve as an independent  director of a company under the pending NYSE and NASDAQ rule  proposals  (i.e., no material business  relationships with the company,  no present or recent  employment  relationship  with the company  (including employment of immediate family members) and, in the case of audit committee members, no compensation for non-board services).  If a board does not meet these independence  standards,  WCM may refer board  proposed  items which  would  normally  be  supported  for case-by-case review.

                                      B-38

               >    WCM will vote on a case-by-case basis in contested elections of directors.

               >    WCM will withhold  votes for any nominee for director who is considered  an  independent  director by the company and who has received  compensation  from the company  other than for service as a director (e.g., investment banking, consulting, legal or financial advisory fees).

               >    WCM will  withhold  votes for any nominee for  director  who attends  less  than  75% of  board  and  committee  meetings without  valid  reasons  for the  absences  (i.e.,  illness, personal emergency, etc.).

          WCM is  concerned  about  over-committed  directors.  In  some  cases,
          directors   may  serve  on  too  many  boards  to  make  a  meaningful contribution.  This may be particularly  true for senior executives of public  companies (or other  directors  with  substantially  full-time employment)  who  serve on more  than a few  outside  boards.  WCM may withhold votes from such  directors on a  case-by-case  basis where it appears  that they may be unable to discharge  their  duties  properly because of excessive commitments.

               >    WCM will  withhold  votes for any nominee for  director of a public  company  (Company  A) who is  employed  as a  senior executive  of  another  public  company  (Company  B)  if  a director  of  Company  B  serves  as a senior  executive  of
                    Company  A  (commonly   referred  to  as  an   "interlocking
                    directorate").

          Board  independence  depends  not  only  on  its  members'  individual
          relationships,   but  also  the  board's   overall   attitude   toward
          management.   Independent  boards  are  committed  to  good  corporate
          governance practices and, by providing objective independent judgment, enhance  shareholder  value.  WCM may withhold votes on a case-by-case basis  from  some  or  all  directors  that,  through  their  lack  of
          independence,   have  failed  to  observe  good  corporate  governance
          practices or, through specific  corporate action,  have demonstrated a disregard for the interest of shareholders.

                                      B-39

               >    WCM will vote against proposals to classify a board,  absent special circumstances  indicating that shareholder interests would be better served by this structure.

     B.   Executive Compensation. Westfield will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

               >    Westfield  will vote against  stock option plans that permit replacing or repricing  of  underwater  options (and against any proposal to authorize  such  replacement or repricing of underwater options).

               >    Westfield  will vote against  stock option plans that permit issuance of options with an exercise price below the stock's current market price.

               >    Except where  Westfield is otherwise  withholding  votes for the  entire  board of  directors,  Westfield  will  vote for employee  stock  purchase  plans  that  have  the  following features:  (1) the  shares  purchased  under  the  plan  are acquired for no less than 85% of their market value, (2) the offering period under the plan is 27 months or less, and (3)
                    dilution is 10% or less.

          Westfield  may vote  against  executive  compensation  proposals  on a case-by-case  basis where  compensation  is  excessive  by  reasonable corporate  standards,  or where a company fails to provide transparent disclosure of executive compensation.  In voting on proposals relating
          to  executive  compensation,   Westfield  will  consider  whether  the
          proposal has been approved by an independent compensation committee of the board.

     C.   Capitalization.  Westfield  will  vote  on  a  case-by-case  basis  on
          board-approved    proposals   involving   changes   to   a   company's
          capitalization.

                                      B-40

          >    Westfield will vote for proposals  relating to the  authorization of additional common stock (except where such proposals relate to a specific transaction).

          >    Westfield   will  vote  for  proposals  to  effect  stock  splits
               (excluding reverse stock splits.)

          >    Westfield will vote for proposals  authorizing  share  repurchase programs.

     D.   Acquisitions,  Mergers,  Reincorporations,  Reorganizations  and Other
          Transactions.  Westfield will vote on a case-by-case basis on business
          transactions  such  as  acquisitions,   mergers,  and  reorganizations
          involving  business  combinations,  liquidations  and  sale  of all or substantially all of a company's assets, except as follows:

          >    Westfield  will vote for  mergers and  reorganizations  involving business  combinations designed solely to reincorporate a company in Delaware.

     E.   Anti-Takeover  Measures.  Westfield  will vote against  board-approved proposals to adopt anti-takeover measures such as a shareholder rights
          plan,   supermajority  voting  provisions,   adoption  of  fair  price
          provisions,  issuance of blank check  preferred stock and the creation of a separate class of stock with disparate  voting rights,  except as follows:

          >    Westfield  will  vote on a  case-by-case  basis on  proposals  to ratify or approve  shareholder rights plans (commonly referred to as "poison pills"); and

          >    Westfield will vote on a case-by-case basis on proposals to adopt fair price provisions.

     F.   Other  Business  Matters.   Westfield  will  vote  for  board-approved
          proposals  approving  routine  business  matters  such as changing the company's  name,  ratifying the appointment of auditors and procedural matters relating to the shareholder meeting, except as follows:

                                      B-41

          >    Westfield will vote on a case-by-case basis on proposals to amend a company's  charter or bylaws  (except  for  charter  amendments necessary or to effect stock splits to change a company's name or to authorize additional shares of common stock).

          >    Westfield  will vote  against  authorization  to  transact  other unidentified, substantive business at the meeting.

III. Shareholder   Proposals.   Westfield  will  vote  in  accordance  with  the
     recommendation  of the  company's  board of  directors  on all  shareholder proposals, except as follows:

     >    Westfield will vote for  shareholder  proposals to declassify a board, absent special  circumstances  which would  indicate that  shareholder interests are better served by a classified board structure.

     >    Westfield will vote for shareholder  proposals to require  shareholder approval of shareholder rights plans.

     >    Westfield will vote for shareholder proposals that are consistent with
          Westfield's proxy voting guidelines for board-approved proposals.

IV.  Voting  Shares  of Non US  Issuers.  Westfield  recognizes  that  the  laws governing  non-US  issuers  will  vary  significantly  from US law and from jurisdiction  to  jurisdiction.  Accordingly it may not be possible or even advisable  to  apply  these  guidelines  mechanically  to  non-US  issuers.
     However,   Westfield  believes  that  shareholders  of  all  companies  are protected by the existence of a sound  corporate  governance and disclosure framework.  Accordingly,  Westfield  will vote proxies of non US issuers in accordance  with the  foregoing  guidelines  where  applicable,  except  as follows:

     >    Westfield will vote for shareholder  proposals  calling for a majority of the directors to be independent of management.

     >    Westfield will vote for shareholder  proposals seeking to increase the independence of board nominating, audit and compensation committees.

     >    Westfield will vote for shareholder proposals that implement corporate governance  standards  similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges,  and that do not  otherwise  violate the laws of the  jurisdiction  under which the company is incorporated.

                                      B-42

     >    Westfield will vote on case-by-case basis on proposals relating to (1)
          the  issuance  of  common  stock  in  excess  of  20%  of a  company's outstanding  common stock where  shareholders  do not have  preemptive rights,  or (2) the  issuance  of common  stock in excess of 100% of a company's  outstanding common stock where shareholders have preemptive rights.

     Many non-US jurisdictions impose material burdens on voting proxies.  There are three primary types of limits as follows:

     (1)  Share  blocking.  Shares must be frozen for certain periods of time to vote via proxy.

     (2)  Share re-registration.  Shares must be reregistered out of the name of the local  custodian  or  nominee  into the name of the client for the meeting and, in may cases, then reregistered back. Shares are normally blocked in this period.

     (3)  Powers of Attorney. Detailed documentation from a client must be given to the local sub-custodian.  In many cases Westfield is not authorized to deliver this information or sign the relevant documents.

     Westfield's policy is to weigh the benefits to clients from voting in these jurisdictions  against  the  detriments  of doing  so.  For  example,  in a share-blocking jurisdiction, it will normally not be in a client's interest to freeze shares simply to participate in a non-contested  routine meeting.
     More  specifically,  Westfield  will  normally  not vote  shares  in non-US jurisdictions  imposing  burdensome  proxy  voting  requirements  except in
     significant  votes  (such  as  contested   elections  and  major  corporate
     transactions) where directed by portfolio managers.

V.   Mutual Fund Proxies.

     A.   Election  of   Directors.   Vote  the   election  of  directors  on  a
          case-by-case   basis,   considering  the  following   factors:   board
          structure; director independence and qualifications;  and compensation of  directors  within the fund and the family of funds  attendance  at board and committee meetings.

                                      B-43

          Votes should be withheld from directors who:

          o    attend less than 75 percent of the board and  committee  meetings without a valid excuse for the absences.  Valid  reasons  include illness or absence  due to company  business.  Participation  via telephone is acceptable. In addition, if the director missed only one meeting or one day's  meetings,  votes should not be withheld even if such absence dropped the director's  attendance  below 75 percent.

          o    ignore a  shareholder  proposal that is approved by a majority of shares outstanding;

          o    ignore a  shareholder  proposal that is approved by a majority of the votes cast for two consecutive years;

          o    are  interested  directors  and sit on the  audit  or  nominating committee;  or are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

     B.   Converting  Closed-end Fund to Open-end Fund. WCM will vote conversion proposals on a case-by-case basis,  considering the following factors:
          past  performance  as a  closed-end  fund;  market  in which  the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

     C.   Proxy Contests.  WCM will vote proxy contests on a case-by-case basis, considering the following factors:  past performance;  market in which fund  invests;  and measures  taken by the board to address the issues past  shareholder  activism,  board  activity,  and  votes on  related proposals.

     D.   Investment Advisory Agreements.  WCM will vote the investment advisory agreements on a case-by-case basis, considering the following factors:
          proposed   and  current  fee   schedules;   fund   category/investment
          objective; performance benchmarks; share price performance as compared with peers; and the magnitude of any fee increase.

                                      B-44

     E.   Approving  New  Classes  or  Series of  Shares.  WCM will vote for the establishment of new classes or series of shares.

     F.   Preferred  Stock  Proposals.  WCM will vote the  authorization  for or increase in preferred shares on a case-by-case basis,  considering the following factors: stated specific financing purpose and other reasons management gives possible dilution for common shares.

     G.   1940 Act  Policies.  WCM will vote these  proposals on a  case-by-case basis, considering the following factors:  potential  competitiveness;
          regulatory  developments;  current and potential returns;  and current and potential risk.

     H.   Changing a Fundamental  Restriction to a Non-fundamental  Restriction.
          WCM will vote these proposals on a case-by-case basis, considering the following factors:  fund's target  investments;  reasons given by fund for change; and the projected impact of change on portfolio.

VI.  Revisions

     A.   March 2005

                                      B-45

Exhibit B

--------------------------------------------------------------------------------
Proxy Vote Referral Request:
--------------------------------------------------------------------------------

Company ______________________________________

Vote Due_______________________________________

                       Proxy Voting Referral Request Form

From:  Proxy Manager

Please  describe any contacts  with any person you may have had,  apart from the
Investment  Committee,  WCM's Proxy  Administration  staff, or proxy  soliciting firms regarding the proxy on the above referenced company.

--------------------------------------------------------------------------------
Meeting Date:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Vote Recommendation Due Date:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Company Name:
--------------------------------------------------------------------------------

Please indicate FOR, AGAINST or ABSTAIN for each agenda item referenced below.

Please  provide  vote  rationale  when you  believe  additional  information  is necessary  to explain  your  vote.  Examples:  "Stock  option  plan will  create excessive dilution," "Shareholder proposal would be disruptive"

Referral items:

1.  Rationale:

                                      B-46

Exhibit C

                    WESTFIELD CAPITAL MANAGEMENT COMPANY, LLC
                              PROXY VOTING CONFLICT
                           OF INTEREST DISCLOSURE FORM

1.   Company name:____________________________________________

2.   Date of Meeting: ___________________________________________

3.   Referral Item(s): ____________________________________________

4.   Description of WCM's Business  Relationship  with Issuer of Proxy which may give rise to a conflict of interest:  __________________________________

5.   Describe procedures used to address any conflict of interest:

     Where a proxy  proposal  raises a material  conflict  between the Adviser's interests and a client's interest, the Adviser will:

          1.   Vote in Accordance  with the  Guidelines.  To the extent that the
               Adviser  has  little  or  no   discretion  to  deviate  from  the
               Guidelines with respect to the proposal in question,  the Adviser shall vote in accordance with such pre-determined voting policy.

          2.   Obtain  Consent of  Clients.  To the extent  that the Adviser has discretion  to deviate  from the  Guidelines  with respect to the proposal in question,  the Adviser will  disclose the conflict to the  relevant  clients and obtain  their  consent to the proposed vote prior to voting the securities. The disclosure to the client will include  sufficient  detail regarding the matter to be voted on and the nature of the Adviser's conflict that the client would be able to make an informed  decision  regarding  the vote.  If a client does not respond to such a conflict  disclosure request or denies the  request,  the Adviser  will  abstain  from voting the securities held by that client's account.

          3.   Client   Directive   to   Use   an   Independent   Third   Party.
               Alternatively,  a client may, in writing, specifically direct the
               Adviser to forward  all proxy  matters in which the Adviser has a conflict of interest  regarding  the  client's  securities  to an identified independent third party for review and recommendation.
               Where such independent third party's recommendations are received on a timely  basis,  the  Adviser  will vote all such  proxies in accordance with such third party's  recommendation.  If the third party's recommendations are not timely received, the Adviser will abstain from voting the securities held by that client's account.

                                      B-47

     The Advisor  will review the proxy  proposal  for  conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified  by the Adviser will be addressed as described  above in this section

6.   Describe  any  contacts  from  parties  outside  WCM  (other  than  routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional's recommendation:

--------------------------------------------------------------------------------

     CERTIFICATION

     The  undersigned  employee  of  WCM  certifies  that,  to the  best  of her knowledge,  any recommendation of an investment professional provided under circumstances  where a conflict of  interest  exists was made solely on the investment merits and without regard to any other consideration.

     _______________________________
     Name:  Zureen Khairuddin
     Title:  Proxy Manager

                                      B-48

                        Mazama Capital Management, Inc.

Proxy Voting
Policy

Mazama  Capital  Management,  Inc.  ("Mazama"),  as a matter of policy  and as a fiduciary to our clients,  has  responsibility  for voting proxies for portfolio securities  consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling,  research,  voting and reporting of proxy voting and makes appropriate disclosures about our firm's
proxy   policies  and   practices.   Our  policy  and   practice   includes  the
responsibility to monitor corporate actions, receive and vote client proxies and disclose  any  potential  conflicts  of interest  as well as making  information available to clients about the voting of proxies for their portfolio  securities and maintaining relevant and required records.

Background

Proxy voting is an  important  right of  shareholders  and  reasonable  care and diligence  must be undertaken to ensure that such rights are properly and timely exercised.  Investment  advisers  registered  with the SEC,  and which  exercise voting  authority  with  respect  to client  securities,  are  required  by Rule
206(4)-6 of the Advisers  Act to (a) adopt and  implement  written  policies and procedures  that are  reasonably  designed to ensure that client  securities are voted in the best  interests  of  clients,  which  must  include  how an adviser addresses material  conflicts that may arise between an adviser's  interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c)
to describe to clients a summary of its proxy  voting  policies  and  procedures and,  upon  request,  furnish a copy to its clients;  and (d)  maintain  certain records relating to the adviser's proxy voting  activities when the adviser does have proxy voting authority.

Guiding Principles

Proxy voting procedures must adhere to the following broad principles:

     1.   Voting  rights have  economic  value and must be treated  accordingly.
          This means the fiduciary  (Mazama) has a duty to vote proxies in those cases where fiduciary responsibility has been delegated to Mazama.

     2.   Fiduciaries must maintain  documented voting policies or guidelines to govern proxy voting decisions.

     3.   Fiduciaries should keep records of proxy voting.

Proxy Administration

The Compliance  Department has the  responsibility  for the  implementation  and monitoring  of our  proxy  voting  policy,  practices,  disclosures  and  record keeping,  including  outlining  our voting  guidelines  in our  procedures.  The
Director of Research is responsible for determining our firm's  positions on all major corporate issues, creates guidelines and oversees the voting process.

                                      B-49

Mazama  takes an active  role in voting  proxies on behalf of all  accounts  for which  the firm has  been  hired as  investment  manager,  unless  proxy  voting responsibility has been retained by the client. Generally,  routine proxies will be voted with management as indicated on the proxy.

Mazama has retained Institutional Shareholder Services ("ISS"), an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services.  These  services  include  in-depth  research,  analysis,  and  voting recommendations  as well as vote execution,  reporting,  auditing and consulting assistance  for the  handling  of  proxy  voting  responsibility  and  corporate governance-related  efforts. ISS provides administrative assistance to the proxy voting process by  electronically  executing the votes while allowing  Mazama to retain voting authority.

     Voting Policies

     All proxy  materials  received  on  behalf  of  clients  are  forwarded  to
     Institutional Shareholder Services (ISS).

     1.   Absent material conflicts, the Director of Research will determine how
          Mazama  should vote the proxy in  accordance  with  applicable  voting guidelines.

     2.   Proxy ballots for  securities  no longer held in client  accounts will not be voted.

     Mazama generally votes in favor of routine issues.  Such issues may include but are not limited to:

     1.   Elect directors
     2.   Appoint auditors
     3.   Eliminate preemptive rights
     4.   Increase authorized shares issued

     With regard to non-routine issues,  Mazama considers many things including, but not limited to:

     1.   Management's recommendation;
     2.   The recommendation of ISS; and
     3.   Mazama's assessment as to what is best for shareholders

     With regard to issues which are often included in proxies,  Mazama believes as follows:

          Executive Compensation

                                      B-50

          Mazama's goal is to assure that a company's equity-based  compensation plan is  aligned  with  shareholders'  long-term  interests.  While we evaluate most plans on a case-by case basis,  Mazama generally opposes compensation packages that provide what we view as excessive awards to a few senior  executives or that contain  excessively  dilutive  stock option  plans.  We  generally  oppose  plans  that give a company  the ability to re-price options.

          Anti-takeover and Corporate Governance Issues

          Mazama generally  opposes  anti-takeover  measures and other proposals designed  to limit the  ability  of  shareholders  to act on  possible transactions.  Mazama  strongly favors having only  independent  board members in all sub-committees (compensation,  nominating, audit, etc.)
          and may vote against certain board members if they are affiliated with the company  and also  members of the  sub-committees.  When voting on corporate governance  proposals,  we will consider the dilutive impact to shareholders and the effect on shareholder rights.

          Social and Corporate Responsibility Issues

          Mazama  generally  votes with a company's  management on social issues unless they have substantial  economic  implications for the company's business  and  operations  and have not been  adequately  addressed by management.

Procedure

Mazama has adopted  procedures  to  implement  the firm's  policy and reviews to monitor  and ensure the firm's  policy is  observed,  implemented  properly  and amended or updated, as appropriate, which include the following:

     Voting Procedures

     1.   All employees will forward any proxy  materials  received on behalf of clients to the Director of Research;

     2.   The Director of Research will determine which client accounts hold the security to which the proxy relates;

     3.   Absent material conflicts, the Director of Research will determine how
          Mazama  should vote the proxy in  accordance  with  applicable  voting guidelines,  complete  the proxy  and vote the  proxy in a timely  and appropriate manner.

          Disclosure

     1.   Mazama will provide  conspicuously  displayed  information  in its ADV
          Part II summarizing this proxy voting policy and procedures, including a statement that clients may request information  regarding how Mazama voted a client's proxies, and that clients may request a copy of these policies and procedures.

                                      B-51

     2.   The Compliance Officer ("CO") will also send a copy of this summary to all existing  clients who have previously  received  Mazama's ADV Part
          II; or the CO may send each  client the  amended  ADV Part II.  Either mailing shall  highlight the inclusion of information  regarding proxy voting.

          Client Requests for Information

     1.   All client requests for information regarding proxy votes, or policies and  procedures,  received by any employee  should be forwarded to the
          CO.

     2.   In  response  to any request  the  Compliance  will  prepare a written response  to  the  client  with  the  information  requested,  and  as applicable  will include the name of the issuer,  the  proposal  voted upon,  and how Mazama  voted the  client's  proxy with respect to each proposal about which client inquired.

          Conflicts of Interest

     1.   Mazama will identify any conflicts that exist between the interests of the adviser and the client by  reviewing  the  relationship  of Mazama with the issuer of each  security to determine if Mazama or any of its employees has any financial,  business or personal  relationship  with the issuer.

     2.   If a material  conflict of interest exists,  Director of Research will determine  whether it is  appropriate  to disclose the conflict to the affected  clients,  to give the  clients  an  opportunity  to vote the proxies  themselves,  or to address  the voting  issue  through  other objective  means  such  as  voting  in  a  manner  consistent  with  a predetermined  voting policy or receiving an  independent  third party voting recommendation.

     3.   Mazama will maintain a record of the voting resolution of any conflict of interest.

          Recordkeeping

          The CO shall retain the following proxy records in accordance with the
          SEC's five-year retention requirement.

          These policies and procedures and any amendments;

     1.   A record of each vote that Mazama casts;

     2.   Any document Mazama created that was material to making a decision how to vote proxies,  or that memorializes that decision  including period reports to the General Manager;

                                      B-52

     3.   A copy of each written  request from a client for  information  on how
          Mazama  voted  such  client's  proxies,  and a  copy  of  any  written response.

                                      B-53

                              J.L Kaplan Associates

                  Evergreen Investment Management Company, LLC
                                      2004

Statement of Principles

Evergreen  Investment  Management  Company  (Evergreen)   recognizes  it  has  a
fiduciary  duty to vote  proxies on behalf of clients  who have  delegated  such responsibility to Evergreen,  and that in all cases proxies should be voted in a manner reasonably believed to be in the clients' best interest.

Corporate Governance Committee

Evergreen has established a corporate governance committee  (Committee) which is a sub-committee of Evergreen's  Investment Policy Committee (IPC). The Committee
is responsible for approving  Evergreen's proxy voting policies,  procedures and guidelines,  for overseeing the proxy voting  process,  and for reviewing  proxy voting on a regular  basis.  The Committee will meet quarterly to review reports of all  proxies  voted for the prior  period and to conduct  other  business  as required.  Meeting  minutes will be provided to the IPC.

The Committee members shall be as follows:

Chairperson:  Chris Conkey

Members:      Ken D'Amato, Business Management
              Mike Koonce, Chief Legal Counsel
              Barbara Lapple, Compliance

U.S. Proxy and Canadian Voting Guidelines

Evergreen has contracted with  Institutional  Shareholder  Services (ISS) as its research and voting agent for all proxies, and has adopted the voting guidelines recommended by ISS  (Guidelines)  as its own guidelines  for voting  proxies.  A summary of the Guidelines is available.  In most cases, the Guidelines contain a specific voting  recommendation  for particular  types of matters.  Such matters generally include the following:

Level
                                 Classification

1    Election of directors  (except  proxy  contests);  fix number of directors;
     ratification of auditors;  name change;  change in date or time of meeting;
     adjourn meeting; other business

2    Employee  stock  purchase  plans;  increase  in stock  (except  for private placements); reverse stock splits; standard corporate governance provisions
     (declassifying     the     board,      super-majority     votes,     etc.);
     social/environmental/human rights proposals; standard mutual fund proposals
     (except for advisory agreements, proposals to open-end the fund)

                                      B-54

3    Compensation plans

4    Private placements; formation of a holding company; anti-takeover proposals
     (poison pills, fair price  provisions,  etc.);  re-incorporation;  director
     &   officer  liability   indemnification;   conversion  of  securities;
     liquidation of assets; mutual fund advisory agreements

With respect to these matters,  ISS shall be instructed to vote in a manner that is consistent with the Guidelines in the absence of contrary  instructions  from
Evergreen.

Where the Guidelines do not contain a specific voting recommendation, the matter will be prospectively evaluated by Evergreen. Matters that will be prospectively evaluated generally include the following:

Level
                                 Classification

5    Mergers;  acquisitions;  sale of assets; conversion of a closed-end fund to open-end; reorganization; restructuring

6    Proxy Contests

With respect to such matters,  the  Chairperson of the Committee or his designee shall be responsible  for  determining  how to vote and for  communicating  such decision to ISS. In making the voting determination, such person shall take into consideration ISS's recommendation and other supplemental research and analysis, when necessary, to determine its vote on such matters.

Evergreen may revise its proxy voting  guidelines at any time. Any such revision shall be attached to this policy and  communicated  to ISS.  Evergreen  also may vote counter to the Guidelines at any time if it determines  that doing so would be in its clients' best interest.

Global Proxy Voting Guidelines

Evergreen does not use a numbering  system to classify global  proxies,  but has identified a list of 21 significant  global proxy issues. A list of these issues is attached as Exhibit #1. If a proxy solicitation does not present any of these issues, in general Evergreen will vote in accordance with ISS's  recommendation.
If a proxy solicitation presents one or more of the issues identified on Exhibit
#1, the  Chairperson of the Committee or his designee  shall be responsible  for determining  how to vote and  communicating  such decision to ISS. In making the
voting   determination,   such  person  shall  take  into  consideration   ISS's
recommendation and other supplemental research and analysis,  when necessary, to determine its vote on such matters.

                                      B-55

Share Blocking

EIMCO does not vote global proxies, with share blocking restrictions,  requiring shares to be prohibited from sale.

Conflicts of Interest

Evergreen recognizes that under certain  circumstances it may have a conflict of interest in voting  proxies on behalf of its  clients.  Such  circumstances  may include,  but are not limited to,  situations  where Evergreen or one or more of its  affiliates  has a client or  customer  relationship  with the issuer of the security that is the subject of the proxy vote.

In most cases,  structural  and  informational  barriers  within  Evergreen  and
Wachovia   Corporation  will  prevent  Evergreen  from  becoming  aware  of  the relationship-giving  rise  to  the  potential  conflict  of  interest.  In  such
circumstances,   Evergreen  will  vote  the  proxy  according  to  its  standard guidelines and procedures described above.

If persons  involved in proxy  voting on behalf of  Evergreen  become aware of a potential  conflict of interest,  the Committee  shall consult with  Evergreen's
Legal  Department  and consider  whether to implement  special  procedures  with respect to the voting of that  proxy,  including  whether an  independent  third party should be retained to vote the proxy.

Disclosure

Evergreen  will furnish a copy of its voting  guidelines  and a summary of votes cast, for a specified period, to all clients requesting such information.

                                      B-56

Exhibit #1

                            Top Global Proxy Issues:

1)   Formation of a Holding Company
2)   Re-incorporation
3)   Private Placements
4)   Recapitalization Plans
5)   Debt Restructuring
6)   Debt Financing and Debt Issuance
7)   Director & Officer Liability Indemnification
8)   Amend Charter or Bylaws--Non-Routine
9)   Amend Articles/Bylaws/Charter to Include Anti-takeover Provision(s)
10)  Amend Articles/Bylaws/Charter to Remove Anti-takeover Provision(s)
11)  Merger Agreement
12)  Acquisition
13)  Issuance of Shares in Connection with an Acquisition
14)  Restructuring and Reorganization Plans
15)  Spin-Off Agreements
16)  Plan of Liquidation
17)  Approval of Disposition of Assets and Liquidation of Company
18)  Acquisition of Certain Assets of Another Company
19)  Joint Venture Agreements
20)  Major Investments in Another Company
21)  Proxy Contest (contested elections and contested mergers)

Following is a concise summary of Evergreen's US proxy voting policy guidelines.

                                      B-57

Auditors

Vote  CASE-BY-CASE  on shareholder  proposals on auditor  rotation,  taking into account these factors:

o    Tenure of the audit firm
o    Establishment  and disclosure of a renewal  process  whereby the auditor is regularly evaluated for both audit quality and competitive price
o    Length of the rotation period advocated in the proposal
o    Significant audit-related issues

Board of Directors

Voting on Director Nominees in Uncontested Elections
Generally, vote CASE-BY-CASE. But WITHHOLD votes from:

o    Insiders and affiliated  outsiders on boards that are not at least majority independent
o    Directors who sit on more than six boards
o    Compensation  Committee members if there is a disconnect  between the CEO's pay and performance

                  Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.
Vote FOR  proposals  to repeal  classified  boards  and to elect  all  directors annually.

Independent Chairman (Separate Chairman/CEO)
Vote FOR  shareholder  proposals  asking that the chairman and CEO  positions be separated (independent chairman), unless the company has a strong countervailing governance structure,  including a lead director,  two-thirds independent board, all independent key committees, and established governance guidelines.

Majority of Independent Directors/Establishment of Committees
Vote FOR  shareholder  proposals  asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by
Evergreen's definition of independence.

Open Access (shareholder resolution)
Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

Shareholder Rights

                 Shareholder Ability to Act by Written Consent

Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to take action by written consent.

Vote FOR  proposals  to allow  or make  easier  shareholder  action  by  written consent.

                                      B-58

                  Shareholder Ability to Call Special Meetings

Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to call special meetings.
Vote FOR proposals that remove  restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit  cumulative  voting on a CASE-BY-CASE  basis relative to the company's other governance provisions.

Confidential Voting
Vote FOR shareholder  proposals  requesting that corporations adopt confidential voting,  use  independent  vote  tabulators  and use  independent  inspectors of election.  In proxy  contests,  support  confidential  voting  proposals only if dissidents agree to the same policy that applies to management.

Proxy Contests

              Voting for Director Nominees in Contested Elections

Votes in a contested  election of directors  must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's  track record,  qualifications  of director nominees (both slates), and an evaluation of what each side is offering shareholders.

                    Reimbursing Proxy Solicitation Expenses

Vote  CASE-BY-CASE.  Where Evergreen  recommends in favor of the dissidents,  we also recommend voting for reimbursing proxy solicitation expenses.

Poison Pills

Vote FOR shareholder  proposals that ask a company to submit its poison pill for shareholder  ratification.  Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's  poison pill and  management  proposals to ratify a poison pill.

Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness  opinion,  pricing,  strategic  rationale,  and the  negotiating process.

Reincorporation Proposals

Proposals to change a company's state of incorporation  should be evaluated on a
CASE-BY-CASE  basis,  giving  consideration  to  both  financial  and  corporate governance concerns, including the reasons for reincorporating,  a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation  when the  economic  factors  outweigh  any  neutral or negative governance changes.

                                      B-59

Capital Structure

                           Common Stock Authorization

Votes on proposals  to increase the number of shares of common stock  authorized for issuance are determined on a CASE-BY-CASE  basis using a model  developed by
Evergreen.
Vote AGAINST  proposals at  companies  with  dual-class  capital  structures  to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve  increases  beyond the  allowable  increase when a company's  shares are in danger of being  delisted or if a company's  ability to continue to operate as a going concern is uncertain.

Dual-class Stock
Vote  AGAINST  proposals  to create a new class of common  stock  with  superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting  common stock if:

o    It is  intended  for  financing  purposes  with  minimal or no  dilution to current shareholders
o    It  is  not  designed  to  preserve  the  voting  power  of an  insider  or significant shareholder

Executive and Director Compensation
Evergreen  applies a  quantitative  methodology,  but for Russell 3000 companies
will  also  apply  a  pay-for-performance   overlay  in  assessing  equity-based
compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.

Vote FOR a plan if the cost is  reasonable  (below the cap) unless either of the following conditions apply:

o    The plan  expressly  permits  repricing  without  shareholder  approval for listed companies; or
o    There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on.

Management Proposals Seeking Approval to Reprice Options
Votes on management  proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

o    Historic trading patterns
o    Rationale for the repricing
o    Value-for-value exchange
o    Option vesting
o    Term of the option
o    Exercise price
o    Participation

                                      B-60

                         Employee Stock Purchase Plans

Votes on employee  stock  purchase  plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:

o    Purchase price is at least 85 percent of fair market value
o    Offering period is 27 months or less, and
o    Potential voting power dilution (VPD) is 10 percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite  conditions obtain.

Shareholder Proposals on Compensation

Generally vote CASE-BY-CASE,  taking into account company performance, pay level versus peers, pay level versus industry,  and long-term  corporate outlook.  But generally vote FOR shareholder proposals that:
o    Advocate  performance-based equity awards (indexed options,  premium-priced
     options,   performance-vested   awards),  unless  the  proposal  is  overly
     restrictive or the company already substantially uses such awards
o    Call  for  a  shareholder  vote  on  extraordinary  benefits  contained  in
     Supplemental Executive Retirement Plans (SERPs).

Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment  and energy,  general  corporate  issues,  labor standards and human rights, military business, and workplace diversity.

In general,  vote  CASE-BY-CASE.  While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations  focuses on how the proposal will enhance the economic value of the company.

Vote:
o    FOR  proposals  for the company to amend its Equal  Employment  Opportunity
     (EEO)  Statement  to include  reference to sexual  orientation,  unless the change would result in excessive costs for the company.
o    AGAINST  resolutions  asking for the  adopting  of  voluntary  labeling  of ingredients  or asking  for  companies  to label  until a phase out of such ingredients has been completed.

Following  is a concise  summary  of  Evergreen's  global  proxy  voting  policy guidelines.  In addition,  Evergreen has country- and market-specific  policies, which are not included below.

Financial Results/Director and Auditor Reports

Vote FOR approval of  financial  statements  and  director and auditor  reports, unless:
o    there are concerns about the accounts  presented or audit  procedures used;
     or
o    the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

                                      B-61

Appointment of Auditors and Auditor Compensation

Vote FOR the reelection of auditors and proposals  authorizing  the board to fix auditor fees, unless:

o    there are  serious  concerns  about  the  accounts  presented  or the audit procedures used;
o    the auditors are being changed without explanation; or
o    nonaudit-related  fees  are  substantial  or are  routinely  in  excess  of standard annual audit fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive  capacity or can otherwise be considered  affiliated with the company.
ABSTAIN if a company changes its auditor and fails to provide  shareholders with an explanation for the change.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

o    there are serious  concerns  about the statutory  reports  presented or the audit procedures used;
o    questions exist  concerning any of the statutory  auditors being appointed;
     or
o    the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:
o    the dividend  payout ratio has been  consistently  below 30 percent without adequate explanation; or
o    the payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST  proposals  that do not allow for a cash option  unless  management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR  resolutions  to change a  company's  fiscal  term  unless a  company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

                                      B-62

Amend Quorum Requirements

Vote  proposals  to amend  quorum  requirements  for  shareholder  meetings on a
CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

Director Elections

Vote FOR management nominees in the election of directors, unless:

o    Adequate disclosure has not been met in a timely fashion;
o    There are clear concerns over questionable finances or restatements;
o    There have been questionable transactions with conflicts of interest;
o    There are any records of abuses against minority shareholder interests; and
o    The board fails to meet minimum corporate governance standards.

Vote FOR  individual  nominees  unless  there are  specific  concerns  about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST  shareholder  nominees  unless they  demonstrate a clear ability to contribute positively to board deliberations.
Vote AGAINST  individual  directors if repeated  absences at board meetings have not been explained (in countries where this information is disclosed).

Director Compensation

Vote FOR  proposals  to award  cash fees to  nonexecutive  directors  unless the amounts are excessive relative to other companies in the country or industry.
Vote  nonexecutive  director  compensation  proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote  proposals that bundle  compensation  for both  nonexecutive  and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote  AGAINST  proposals  to  introduce  retirement  benefits  for  nonexecutive directors.

Discharge of Board and Management

Vote FOR discharge of the board and management, unless:
o    there are serious  questions  about actions of the board or management  for the year in question; or
o    legal action is being taken against the board by other shareholders.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking  indemnification  and liability  protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

                                      B-63

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote  AGAINST  proposals  to alter board  structure  or size in the context of a fight for control of the company or the board.

Share Issuance Requests

General Issuances:
Vote FOR issuance  requests with  preemptive  rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without  preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR nonspecific  proposals to increase authorized capital up to 100 percent over the current  authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR  specific  proposals  to  increase  authorized  capital to any  amount, unless:

o    the specific purpose of the increase (such as a share-based  acquisition or merger) does not meet Evergreen  guidelines for the purpose being proposed;
     or

o    the  increase  would leave the company with less than 30 percent of its new authorization  outstanding after adjusting for all proposed  issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting  purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a
CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions  that seek to maintain or convert to a one share,  one vote capital structure.
Vote AGAINST  requests for the creation or  continuation  of dual class  capital structures or the creation of new or additional supervoting shares.

                                      B-64

     Preferred Stock

Vote FOR the  creation of a new class of  preferred  stock or for  issuances  of preferred  stock up to 50  percent  of issued  capital  unless  the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the  creation/issuance  of convertible  preferred  stock as long as the maximum  number of common  shares  that could be issued  upon  conversion  meets
Evergreen's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of  preference  shares that would carry superior voting rights to the common shares.

Vote  AGAINST  the  creation  of blank check  preferred  stock  unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote  proposals  to  increase  blank  check   preferred   authorizations   on  a
CASE-BY-CASE basis.

     Debt Issuance Requests

Vote  nonconvertible  debt issuance  requests on a CASE-BY-CASE  basis,  with or without preemptive rights.
Vote FOR the  creation/issuance  of convertible  debt instruments as long as the maximum  number of common  shares  that could be issued  upon  conversion  meets
Evergreen's guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

     Pledging of Assets for Debt

Vote  proposals  to approve the  pledging  of assets for debt on a  CASE-BY-CASE basis.

     Increase in Borrowing Powers

Vote  proposals  to  approve  increases  in a  company's  borrowing  powers on a
CASE-BY-CASE basis.

Share Repurchase Plans

Vote FOR share repurchase plans, unless:
o    clear evidence of past abuse of the authority is available; or
o    the plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased

Vote FOR  requests  to reissue  any  repurchased  shares  unless  there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value

Vote FOR  requests  to  capitalize  reserves  for  bonus  issues of shares or to increase par value.

                                      B-65

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote FOR mergers and acquisitions, unless:
o    the impact on earnings or voting  rights for one class of  shareholders  is disproportionate to the relative contributions of the group; or
o    the  company's  structure  following  the  acquisition  or merger  does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN  if there is  insufficient  information  available  to make an  informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive  mandatory  takeover bid  requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR  proposals  that would improve the  company's  corporate  governance or business profile at a reasonable cost.
Vote  AGAINST  proposals  that  limit  the  company's  business   activities  or
capabilities  or result in  significant  costs being  incurred with little or no benefit.

                                      B-66

                            WELLS CAPITAL MANAGEMENT

                      PROXY VOTING POLICIES AND PROCEDURES

1.   Scope  of  Policies  and  Procedures.   These  Proxy  Voting  Policies  and
Procedures  ("Procedures") are used to determine how to vote proxies relating to portfolio  securities held in accounts  managed by Wells Capital  Management and whose voting  authority has been  delegated to Wells Capital  Management.  Wells
Capital  Management  believes that the  Procedures  are  reasonably  designed to ensure that proxy  matters are  conducted  in the best  interest of clients,  in accordance with its fiduciary duties.

2.   Voting   Philosophy.   Wells  Capital   Management   exercises  its  voting
responsibility,   as  a  fiduciary,   with  the  goal  of  maximizing  value  to
shareholders  consistent with the governing laws and investment policies of each portfolio.  While securities are not purchased to exercise control or to seek to effect  corporate  change  through share  ownership,  Wells  Capital  Management supports sound corporate  governance  practices  within  companies in which they invest.

Wells Capital Management utilizes  Institutional  Shareholders Services (ISS), a proxy-voting  agent,  for voting proxies and proxy voting analysis and research.
ISS  votes  proxies  in  accordance  with  the  Wells  Fargo  Proxy   Guidelines
established by Wells Fargo Proxy Committee and attached hereto as Appendix A.

3.   Responsibilities

     (A)  Proxy Administrator

     Wells  Capital  Management  has  designated  a Proxy  Administrator  who is responsible  for  administering  and overseeing the proxy voting process to ensure  the  implementation  of the  Procedures.  The  Proxy  Administrator
     monitors ISS to determine that ISS is accurately applying the Procedures as set forth  herein and that  proxies  are voted in a timely and  responsible manner. The Proxy Administrator  reviews the continuing  appropriateness of the  Procedures  set forth  herein,  recommends  revisions as necessary and provides an annual update on the proxy voting process.

     (i)  Voting  Guidelines.  Wells  Fargo  Proxy  Guidelines  set forth  Wells
          Fargo's proxy policy  statement and  guidelines  regarding how proxies will be voted on the issues  specified.  ISS will vote  proxies for or against as directed by the guidelines.  Where the guidelines specify a
          "case by case" determination for a particular issue, ISS will evaluate the proxies based on thresholds  established in the proxy  guidelines.
          In  addition,   proxies  relating  to  issues  not  addressed  in  the
          guidelines,  especially foreign  securities,  Wells Capital Management will defer to ISS Proxy  Guidelines.  Finally,  with respect to issues for which a vote for or against is  specified by the  Procedures,  the
          Proxy  Administrator shall have the authority to direct ISS to forward the proxy to him or her for a discretionary vote, in consultation with the Proxy  Committee  or the  portfolio  manager  covering the subject security if the Proxy  Committee or the portfolio  manager  determines that a  case-by-case  review  of such  matter is  warranted,  provided however,  that such authority to deviate from the Procedures shall not be  exercised if the Proxy  Administrator  is aware of any conflict of interest as described further below with respect to such matter.

                                      B-67

     (ii) Voting Discretion. In all cases, the Proxy Administrator will exercise its voting  discretion in accordance with the voting philosophy of the
          Wells Fargo Proxy  Guidelines.  In cases where a proxy is forwarded by
          ISS  to  the  Proxy  Administrator,  the  Proxy  Administrator  may be
          assisted in its voting  decision  through  receipt of: (i) independent
          research  and  voting   recommendations   provided  by  ISS  or  other
          independent   sources;   or  (ii)  information   provided  by  company
          managements  and  shareholder  groups.  In the  event  that the  Proxy
          Administrator  is aware of a material  conflict of interest  involving
          Wells  Fargo/Wells   Capital  Management  or  any  of  its  affiliates
          regarding  a proxy that has been  forwarded  to him or her,  the Proxy
          Administrator  will return the proxy to ISS to be voted in conformance with the voting guidelines of ISS.

          Voting decisions made by the Proxy  Administrator  will be reported to
          ISS to ensure that the vote is registered in a timely manner.

     (iii)Securities on Loan. As a general  matter,  securities on loan will not be recalled to facilitate  proxy voting (in which case the borrower of the security shall be entitled to vote the proxy).

     (iv) Conflicts of Interest. Wells Capital Management has obtained a copy of
          ISS policies,  procedures and practices  regarding potential conflicts of  interest  that could arise in ISS proxy  voting  services to Wells
          Capital  Management  as a result of business  conducted by ISS.  Wells
          Capital  Management  believes that potential  conflicts of interest by
          ISS are minimized by these policies,  procedures and practices, a copy of which is attached  hereto as Appendix B. In  addition,  Wells Fargo and/or  Wells  Capital  Management  may have a  conflict  of  interest regarding a proxy to be voted upon if, for example, Wells Fargo and/or
          Wells Capital  Management or its affiliates  have other  relationships with the issuer of the proxy. Wells Capital Management  believes that, in  most  instances,  any  material  conflicts  of  interest  will  be minimized  through a strict and  objective  application  by ISS of the
          voting   guidelines   attached   hereto.   However,   when  the  Proxy
          Administrator is aware of a material conflict of interest  regarding a
          matter  that  would   otherwise   require  a  vote  by  Wells  Capital
          Management,  the  Proxy  Administrator  shall  defer to ISS to vote in conformance with the voting guidelines of ISS. In addition,  the Proxy
          Administrator  will seek to avoid any undue  influence  as a result of any material  conflict of interest that exists between the interest of a client and Wells  Capital  Management or any of its  affiliates.  To this end, an independent  fiduciary engaged by Wells Fargo will direct the Proxy  Administrator  on voting  instructions  for the Wells Fargo proxy.

                                      B-68

     (B)  ISS

     ISS has been delegated with the following responsibilities:

     (i)  Research and make voting  determinations  in accordance with the Wells
          Fargo Proxy Guidelines described in Appendix A;

     (ii) Vote and submit proxies in a timely manner;

     (iii) Handle other administrative functions of proxy voting;

     (iv) Maintain records of proxy statements received in connection with proxy votes  and  provide  copies of such  proxy  statements  promptly  upon request;

     (v)  Maintain records of votes cast; and

     (vi) Provide  recommendations  with  respect  to proxy  voting  matters  in general.

     (C)  Except in instances  where  clients have  retained  voting  authority,
          Wells Capital  Management will instruct  custodians of client accounts to forward all proxy  statements and materials  received in respect of client accounts to ISS.

     (D)  Notwithstanding the foregoing,  Wells Capital Management retains final authority and fiduciary responsibility for proxy voting.

4.   Record  Retention.  Wells  Capital  Management  will maintain the following records relating to the implementation of the Procedures:

     (i)  A copy of these proxy voting polices and procedures;
     (ii) Proxy  statements  received  for  client  securities  (which  will  be satisfied by relying on EDGAR or ISS);
     (iii)Records  of votes cast on behalf of clients  (which ISS  maintains  on behalf of Wells Capital Management);
     (iv) Records of each written  client  request for proxy voting  records and
          Wells  Capital  Management's  written  response to any client  request
          (written or oral) for such records; and
     (v)  Any documents  prepared by Wells  Capital  Management or ISS that were material to making a proxy voting decision.

     Such proxy voting  books and records  shall be  maintained  at an office of
Wells  Capital  Management  in an easily  accessible  place for a period of five years.

5.   Disclosure  of Policies  and  Procedures.  Wells  Capital  Management  will disclose to its clients a summary  description  of its proxy  voting  policy and procedures via mail. A detail copy of the policy and procedures will be provided to clients  upon request by calling  1-800-736-2316.  It is also posted on Wells
Capital Management website at www.wellscap.com.

                                      B-69

     Wells Capital Management will also provide proxy statements and any records as to how we voted proxies on behalf of client upon request. Clients may contact
us        at         1-800-736-2316         or        by        e-mail        at
http://www.wellscap.com/contactus/index.html  to  request  a record  of  proxies voted on their behalf.

     Except as otherwise required by law, Wells Capital Management has a general policy of not disclosing to any issuer or third party how its client proxies are voted.

January 21, 2005

                                      B-70

                                   APPENDIX A

                WELLS FARGO BANK PROXY GUIDELINES AND PHILOSOPHY
                                    FOR 2005

                                  INTRODUCTION

Wells Fargo Trust has adopted a system-wide  philosophy statement and guidelines for voting of proxies  for  fiduciary  and  agency  accounts  where we have sole
voting  authority  or  joint  voting   authority  (with  other   fiduciaries  or
co-actors).

The voting of proxies is the  responsibility of the Wells Fargo Proxy Committee, which is appointed each year by the Trust Operating  Committee  (TOC). A monthly review  and  approval  of voting  activity  is the  responsibility  of the Trust
Investment Committee (TIC).

Most Wells Fargo  fiduciary  entities have appointed  Institutional  Shareholder
Services (ISS) as their agent to vote proxies,  following Wells Fargo guidelines to assure consistent application of the philosophy and voting guidelines and for efficiency  of  operations  and  processing  since we share a single  system and processing  capability.  Wells Fargo Bank  administers the proxy voting process, including  development and maintenance of proxy voting guidelines.

                             PROXY POLICY STATEMENT

A.   Proxies  relating to  fiduciary  accounts  must be voted for the  exclusive benefit of the trust beneficiary.  Proxy votes should be cast based upon an analysis of the impact of any proposal on the  economic  value of the stock during the time the stock is intended to be held by a fiduciary account.

B.   Because the acquisition and retention of a security reflects  confidence in management's  ability to generate  acceptable  returns for the shareholder, certain  proxy issues  involving  corporate  governance  should be voted as recommended by management.  These issues are listed in the proxy guidelines incorporated in this document.

C.   We encourage the Board of Directors to request  powers which can be used to enhance the economic value of the stock by encouraging  negotiation  with a potential acquirer or by discouraging coercive and undervalued offers:

     1.   The  decision  as to  whether  or not a Board of  Directors  should be granted these powers will be based upon:

          o    an evaluation of the  independence of the Board in its attempt to maximize shareholder value and,

          o    upon an  evaluation  that the specific  power being  requested is reasonable  in light of our  objective  to maximize  the economic value of the stock and is not, in itself, abusive.

                                      B-71

          Proxy issues that will be evaluated and voted in accordance  with this standard are listed in the guidelines.

     2.   We will evaluate  proposals where a Board of Directors has requested a change in their  powers of  corporate  governance  that  increase  the powers of the Board with respect to potential acquisition transactions as follows:

          a.   An  evaluation  will  be  made of the  Board's  independence  and performance  as  determined  by  a  review  of  relevant  factors including:

               1)   Length of service of senior management

               2)   Number/percentage of outside directors

               3)   Consistency of performance (EPS) over the last five years

               4)   Value/growth of shares relative to industry/market averages

               5)   Clear  evidence  of  management   and/or  strategy   changes
                    implemented  by the Board  which  are  designed  to  improve company performance and shareholder value

          b.   If the  Board  is  viewed  to be  independent  and the  financial performance of the Company has been good:

               1)   An evaluation will be made as to the  appropriateness of the power or change being requested,  if properly exercised,  to enhance the economic value of the stock.

               2)   If the provision  itself is not viewed to be  unnecessary or abusive  (irrespective  of the  manner  in  which  it may be exercised),  then the  proxy  will be voted in favor of such proposal.

          c.   If the Board is not viewed as independent,  or the performance of the Company has not been good,  or if the proposal is  determined to be inappropriate,  unnecessary, unusual, or abusive, the proxy will be voted against such proposal.

          d.   If the Proxy Committee  deems it appropriate,  the Company may be offered the  opportunity to present the Board's and  management's position to the Committee.

D.       Our process for evaluating shareholder proposals will be as follows:

                                      B-72

          1.   If the  proposal  relates  to issues  that do not have a material economic  impact on the  value of the  stock,  the proxy  will be voted as recommended by management.

          2.   If the proposal has a potential  economic  impact on the value of the stock,  the analysis  outlined in paragraph C.2 above will be made.  If the Board is viewed as  independent  and the  financial performance of the Company has been good,  then the proxy will be voted as recommended by management.

          3.   Standard  shareholder  proposals  will be voted as  indicated  on
               Exhibit C.

E.   The Proxy Committee will ensure that adequate  records are maintained which reflect (i) how and pursuant to which  guidelines  proxies are voted,  (ii)
     that  proxies  and  holdings  are  being  reconciled,   and  (iii)  whether
     reasonable efforts are being made to obtain any missing proxies.

F.   This Proxy Policy  Statement may be disclosed to any current or prospective trust  customer  or  beneficiary.  Disclosure  of proxy  voting in specific accounts  shall be made when  requested by the plan  sponsor,  beneficiary, grantor,  owner,  or any other  person  with a  beneficial  interest in the account.

G.   Wells Fargo Bank employs  Institutional  Shareholder  Services (ISS) as its proxy voting agent,  responsible for analyzing  proxies and  recommending a voting position consistent with the Wells Fargo Proxy Guidelines. On issues where the Wells Fargo Proxy  Guidelines  are silent,  Wells Fargo Bank will defer to the ISS Proxy Guidelines, particularly in the case of global proxy issues.  The Wells  Fargo  Proxy  Committee  is  responsible  for the final decision on the voting of all proxies for Wells Fargo Bank.

H.   The Wells Fargo Proxy  Committee  has taken the  following  steps to ensure that  material  conflicts of interest are avoided  between the interests of the client (fund  shareholders and trust  beneficiaries),  on the one hand, and the  investment  adviser,  corporation,  principal  underwriter,  or an affiliated  person of the trust account,  fund,  its investment  adviser or principal underwriter, on the other hand.

     1.   The Wells Fargo Proxy Committee  requires that all proxies relating to fiduciary accounts must be voted for the exclusive benefit of the fund shareholder and trust beneficiary.

     2.   The Wells Fargo Proxy Committee has adopted system-wide, written proxy guidelines and procedures for voting proxies to ensure  consistency in voting proxies across all accounts.

     3.   Wells Fargo has hired ISS as our  proxy-voting  agent in analyzing and recommending  a voting  position  on all  proxies  (based on the Wells
          Fargo Proxy  Guidelines)  to ensure  independence  and  consistency in analysis,  interpretation  and  implementation  of  the  proxy  voting process.

                                      B-73

     4.   Wells Fargo hires an  independent  fiduciary to direct the Wells Fargo
          Proxy Committee on voting instructions for the Wells Fargo proxy.

     5.   Proxy guidelines,  which are implemented on a case-by-case  basis, are
          evaluated   consistently   across  proxies  on  the  basis  of  rigid,
          quantifiable thresholds.

     6.   The Wells Fargo organization has a wall of confidentiality between the
          commercial   bank  and  its  lending   activities  and  the  fiduciary
          responsibilities within the trust world.

     7.   Proxy voting  recommendations are not shared with senior management of
          Wells Fargo prior to casting  our proxy vote,  plus senior  management has  expressly  requested  that they not be informed  on proxy  voting issues.

     8.   The Wells Fargo Proxy  Committee has final authority in exercising our fiduciary responsibility of voting proxies.

     9.   The Wells Fargo proxy  voting  record is  available  for review by the client.

                                      B-74

Uncontested Election of Directors or Trustees

WFB will generally vote for all uncontested  director or
trustee  nominees.  The Nominating  Committee  is in the
best  position  to  select  nominees  who  are available
and capable of working  well  together to oversee              FOR
management  of the company.

WFB will  withhold  votes for a director if the nominee        WITHHOLD
fails to attend at least 75% of the board and committee
meetings without a valid excuse.

WFB will vote against  routine  election of  directors         AGAINST
if any of the  following apply:  company  fails to
disclose  adequate  information  in a timely  manner,
serious  issues  with the  finances,  questionable
transactions,  conflicts  of interest,  record of abuses
against minority shareholder interests,  bundling of
director elections, and/or egregious governance practices.

WFB will withhold  votes from the entire board  (except
for new nominees) where the director(s) receive more than      WITHHOLD
50% withhold votes out of those cast and the issue that
was the underlying cause of the high level of withhold
votes has not been addressed.

Ratification of Auditors

WFB will vote against  auditors and withhold votes from        AGAINST/
audit committee  members if non-audit fees are greater         WITHHOLD
than audit fees, audit-related fees, and permitted tax
fees, combined.  WFB will follow the disclosure categories
being proposed by the SEC in applying the above formula.

With the above exception, WFB will generally vote for          FOR
proposals to ratify auditors unless:

o    an auditor has a financial interest in or association     AGAINST
     with the company, and is therefore not independent,
     or
o    there is reason to believe  that the  independent         AGAINST
     auditor has rendered an opinion that is neither
     accurate nor indicative of the company's  financial
     position.

WFB will vote against  proposals that require auditors to      AGAINST
attend annual meetings as auditors are regularly reviewed
by the board audit committee, and such attendance is
unnecessary.

WFB will consider shareholder proposals requiring companies    CASE-BY-CASE
to prohibit their auditors from engaging in non-audit
services on a case-by-case basis (or cap level of non-audit
services).

WFB will vote for shareholder proposals requesting a           FOR
shareholder vote for audit firm ratification.

                                      B-75

WFB will vote against shareholder proposals asking for         AGAINST
audit firm rotation. This practice is viewed as too
disruptive and too costly to implement for the benefit
achieved.

For foreign corporations, WFB will consider on a case-         CASE-BY-CASE
by-case  basis if the auditors are being changed without
an explanation, or if the nonaudit-related fees are
substantial  or in excess of standard audit fees, as the
importance of maintaining the independence of the audit
function is important.

Specifically for Japan, WFB will consider voting against       AGAINST
the appointment of independent internal statutory auditors
if they have served the company in any executive capacity,
or can be considered affiliated in any way. Japan enacted
laws in 1993, which call for the establishment of a three-
member audit committee of independent auditors.

Specifically for Japan, WFB will classify any proposed
amendment to companies' articles of incorporation
lengthening the internal auditors' term in office to four
years from three years as a negative provision. Since this
is mandated by law, this amendment would not warrant an
automatic vote recommendation against.

Directors and Auditor's Reports

For foreign corporations, WFB will generally vote for          FOR
proposals  to approve directors' and auditors' reports,
unless:

o    there are  concerns  about the  accuracy of the           AGAINST
     accounts  presented or the auditing procedures used;
o    the company is not responsive to shareholder questions    AGAINST
     about specific items that should be publicly disclosed.

The  directors' report usually includes a review of the
company's  performance during the year, justification of
dividend levels and profits or losses, special events such
as acquisitions or disposals, and future plans for the
company. Shareholders can find reference to any irregularities or problems with the company in the auditors report.

Company Name Change/Purpose

WFB will vote for  proposals  to change the company name       FOR
as management and the board is best suited to determine if
such change in company name is necessary.

However, where the name change is requested in connection      CASE-BY-CASE
with a reorganization of the company, the vote will be
based on the merits of the reorganization.

                                      B-76

In addition,  WFB will  generally vote for proposals to        FOR
amend the purpose of the company.  Management is in the
best position to know whether the  description of what
the company does is accurate, or whether it needs to be
updated by deleting, adding or revising language.

Employee Stock Purchase Plans/401(k) Employee Benefit Plans

WFB will vote for proposals to adopt,  amend or increase       FOR
authorized  shares for employee  stock  purchase  plans
and  401(k)  plans for  employees  as  properly structured
plans enable employees to purchase common stock at a slight
discount and thus own a beneficial interest in the company,
provided that the total cost of the company's plan is not
above the allowable cap for the company.

Similarly, WFB will generally vote for proposals to adopt      FOR
or amend thrift and savings plans, retirement plans,
pension plans and profit plans.

Approve Other Business

WFB will generally vote for proposals to approve other         FOR
business.  This transfer of authority allows the
corporation to take certain  ministerial steps that may
arise at the annual or special meeting.

However, WFB retains the discretion to vote against such       AGAINST
proposals if adequate information  is not  provided  in
the  proxy  statement,  or  the  measures  are significant
and no further approval from shareholders is sought.

Independent Board Chairman

WFB will vote against proposals requiring that the             AGAINST
positions of chairman and CEO be held separately.

WFB would prefer to see the chairman and chief executive
positions be held by different  individuals.  However,
separation of the two positions may not be in shareholders'
best  interests if the company has a limited  roster of
executive officers, or a recently organized company may
need to combine these positions temporarily.  It should
also be noted that we support independence and would
support a lead independent director. However, separating
the chairman and CEO in most companies would be too
disruptive to the company.

Specifically in the U.K., WFB will vote against a director     AGAINST
nominee who is both chairman and CEO if there is no
adequate justification provided by the company.

                                      B-77

Independent Board of Directors/Board Committees

WFB will vote for proposals requiring that two-thirds          FOR
of  the  board  be independent  directors,  unless the
board is effectively in compliance  with the request
based on WFB's definition of independence. An independent
board faces fewer conflicts and is best prepared to protect
stockholders' interests.

WFB will withhold votes from insiders and affiliated           WITHHOLD
outsiders on boards that are not at least majority
independent.

WFB will withhold  votes from  compensation  committee         WITHHOLD
members where there is a pay-for-performance disconnect
(for Russell 3000 companies).

WFB will vote for proposals requesting that the board          FOR
audit, compensation and/or nominating committees be
composed of independent  directors,  only.  Committees
should be composed entirely of independent directors in
order to avoid conflicts of interest.

WFB will withhold votes from any insiders or affiliated        WITHHOLD
outsiders on audit, compensation or nominating committees.
WFB will withhold votes from any insiders or affiliated
outsiders on the board if any of these key committees has
not been established.

Specifically in Canada, WFB will insert strong language
in our analyses to highlight our disapproval of the
`single-slate'  approach and call on companies to unbundle
the director nominees up for election/reelection.

Specifically in France, Management may propose a different     CASE-BY-CASE
board structure. The French Commercial Code gives companies
three options in respect to their board structure. WFB
will examine these proposals on a case-by-case basis.

Specifically in Japan, in cases where a company has            AGAINST
committed some fraudulent or criminal  act,  WFB  will
vote  against  the  representative   director(s)  and
individuals personally implicated in the wrongdoing.

In  addition,  WFB will vote against proposals asking the      AGAINST
board to address the issue of board diversity.

WFB will vote against  proposals  from  shareholders           AGAINST
requesting an  independent compensation consultant.

Minimum Stock Requirements by Directors

WFB will vote against proposals requiring directors to own     AGAINST
a minimum number of shares of company stock in order to
qualify as a director,  or to remain on the board.  Minimum
stock ownership requirements can impose an across-the-board
requirement that could prevent qualified individuals from
serving as directors.

                                      B-78

Indemnification and Liability Provisions for Directors and Officers

WFB will vote for proposals to allow indemnification of        FOR
directors and officers, when the actions taken were on
behalf of the company and no criminal  violations occurred.
WFB will  also  vote in  favor of  proposals  to  purchase
liability insurance  covering  liability in connection
with those  actions.  Not allowing companies to indemnify
directors and officers to the degree  possible under the
law would limit the ability of the company to attract
qualified individuals.

Alternatively, WFB will vote against indemnity proposals       AGAINST
that are overly broad. For example, WFB will oppose
proposals to indemnify directors for acts going beyond
mere carelessness, such as gross negligence, acts taken
in bad faith, acts not otherwise allowed by state law or
more serious  violations of fiduciary obligations.

For foreign corporations, WFB will vote against providing      AGAINST
indemnity insurance to auditors as payment of such fees
by the  company on behalf of the auditor  calls into
question the objectivity of the auditor in carrying out
the audit.

Board or Management Acts

For  foreign  corporations,  WFB will  vote for the            FOR
discharge  of the board and management unless:

o    there are serious  questions  about actions of the        AGAINST
     board or management  for the year in question;
o    legal action is being taken against the board by          AGAINST
     shareholders.

Discharge is a tacit vote of confidence in the  company's
corporate  management and  policies  and does not
necessarily  eliminate  the  possibility  of future
shareholder action, although it does make such action more
difficult to pursue.

Nominee Statement in the Proxy

WFB will vote against  proposals that require board            AGAINST
nominees to have a statement of candidacy in the proxy,
since the proxy statement  already provides adequate
information pertaining to the election of directors.

Limitation on Number of Boards a Director May Sit On

                                      B-79

WFB will withhold votes from directors who sit on more         WITHHOLD
than six boards.

Director Tenure/Retirement Age

WFB will vote  against  proposals  to limit  the  tenure       AGAINST
or  retirement  age of directors  as such  limitations
based  on an  arbitrary  number  could  prevent qualified
individuals from serving as directors.

Board Powers/Procedures/Qualifications

WFB will consider on a case-by-case  basis proposals to        CASE-BY-CASE
amend the  corporation's By-laws so that the Board of
Directors shall have the power,  without the assent or
vote of the shareholders,  to make, alter, amend, or
rescind the By-laws, fix the amount to be reserved as
working  capital,  and fix the number of  directors and
what number shall  constitute a quorum of the Board.  In
determining  these issues, WFB will rely on the proxy
voting Guidelines.

Loans to Officers

WFB will consider on a case-by-case basis proposals to         CASE-BY-CASE
authorize the corporation to make loans or to guarantee
the obligations of officers of the corporation or any of
its affiliates.

Adjourn Meeting to Solicit Additional Votes

WFB will examine proposals to adjourn the meeting to           CASE-BY-CASE
solicit additional votes on a case-by-case basis. As
additional solicitation may be costly and could result in
coercive pressure on shareholders, WFB will consider the
nature of the proposal and its vote recommendations for
the scheduled meeting.

WFB will vote for this item when:

WFB is supportive of the  underlying  merger  proposal;        FOR
the company  provides a sufficient, compelling reason to
support  the  adjournment  proposal;  and the authority
is limited to adjournment proposals requesting the
authority to adjourn solely to solicit proxies to approve
a transaction the WFB supports.

Contested Election of Directors or Trustees
Reimbursement of Solicitation Expenses

WFB will consider contested elections on a case-by-case        CASE-BY-CASE
basis,  considering the following  factors:  long-term
financial  performance  of  the  target  company relative
to its industry; management's track record;  background
of the proxy contest;   qualifications   of  director  or
trustee  nominees  (both slates); evaluation of what each
side is offering  shareholders as well as the likelihood
that  the  proposed  objectives  and  goals  can be  met;
and  stock  ownership positions.

                                      B-80

In addition,  decisions to provide  reimbursement  for         CASE-BY-CASE
dissidents waging a proxy contest are made on a
case-by-case basis as proxy contests are governed by a
mix of federal regulation, state law, and corporate charter
and bylaw provisions.

Board Structure: Staggered vs. Annual Elections

WFB will consider the issue of classified  boards on a         CASE-BY-CASE
case-by-case  basis.  In some cases, the division of the
board into classes, elected for staggered terms, can
entrench the incumbent management and make them less
responsive to shareholder concerns. On the other hand, in
some cases,  staggered elections may provide for the
continuity of experienced directors on the Board.

For foreign  corporations, WFB will vote for the               FOR
elimination of protected board seats, as all directors
should be accountable to shareholders.

Removal of Directors

WFB will consider on a case-by-case  basis proposals to        CASE-BY-CASE
eliminate  shareholders' rights to remove  directors with
or without cause or only with approval of two-thirds or
more of the shares entitled to vote.

However,  a  requirement  that a 75% or greater  vote be       AGAINST
obtained for removal of directors is abusive and will
warrant a vote against the proposal.

Board Vacancies

WFB will vote against  proposals that allow the board to       AGAINST
fill vacancies without shareholder approval as these
authorizations run contrary to basic shareholders' rights.

Alternatively, WFB will vote for proposals that permit         FOR
shareholders  to elect directors to fill board vacancies.

Cumulative Voting

WFB will  vote on  proposals  to  permit  or  eliminate        CASE-BY-CASE
cumulative  voting on a case-by-case basis, in accordance
with its proxy voting guidelines.  However, if the board
is elected annually we will not support cumulative voting.

                                      B-81

Shareholders' Right To Call A Special Meeting
Shareholder Ability to Act by Written Consent

Proposals providing that stockholder action may be taken       CASE-BY-CASE
only at an annual or special meeting of stockholder and
not by written  consent,  or increasing the shareholder
vote necessary to call a special meeting, will be voted
on a case by case basis in accordance with the proxy
voting guidelines.

Board Size

WFB will vote for proposals that seek to fix the size of       FOR
the  board,  as the ability for management to increase or
decrease the size of the board in the face of a proxy
contest may be used as a takeover defense.

However, if the company has cumulative voting, downsizing      AGAINST
the board may decrease a minority shareholder's chances
of electing a director.

By increasing the size of the board, management can make
it more difficult for dissidents to gain control of the
board.  Fixing  the size of the board also prevents a
reduction in the board size as a means to oust independent
directors or those who cause friction within an otherwise
homogenous board.

Shareholder Rights Plan (Poison Pills)

WFB will  generally  vote for  proposals  that  request a      FOR
company  to submit its poison pill for shareholder
ratification.

WFB will  withhold  votes from all  directors (except for      WITHHOLD
new  nominees) if the company has adopted or renewed a
poison pill without shareholder approval since the company's last  annual  meeting,  does  not put the  pill to a vote
at the current  annual  meeting,  and does not have a
requirement or does not commit to put the pill to
shareholder vote within 12 months.

Alternatively,  WFB will analyze proposals to redeem a         CASE-BY-CASE
company's poison pill, or requesting the ratification of
a poison pill on a case-by-case basis.

Specifically for Canadian  companies,  WFB will consider       CASE-BY-CASE
on a case-by-case basis poison  pill  plans  that contain
a  permitted  bid  feature  as they  require shareholder
ratification of the pill and a sunset  provisions whereby
the pill expires unless it is renewed, and they specify
that an all cash bid for all shares (or more recently
majority of shares) that  includes a fairness  opinion
and evidence of financing does not trigger the bill but
forces a special meeting at which the offer is put to a
shareholder  vote.  Also,  WFB will also consider the
balance of powers granted between the board and
shareholders by the poison pill provisions.

                                      B-82

Poison pills are one of the most potent anti-takeover
measures and are generally adopted by boards without
shareholder approval. These plans harm shareholder value
and entrench management by deterring stock acquisition
offers that are not favored by the board.

Fair Price Provisions

WFB will consider fair price provisions on a case-by-case      CASE-BY-CASE
basis,  evaluating factors such as the vote required to
approve the proposed  mechanism,  the vote required to
approve the proposed  acquisition,  the vote  required to
repeal the fair price provision, and the mechanism for
determining the fair price.

WFB will vote against fair price provisions with shareholder   AGAINST
vote requirements of 75% or more of disinterested shares.

Greenmail

WFB will generally vote in favor of proposals limiting the     FOR
corporation's authority to purchase shares of common stock
(or other outstanding securities) from a holder of a stated
interest (5% or more) at a premium unless the same offer
is  made  to  all  shareholders.  These  are  known  as
"anti-greenmail" provisions. Greenmail discriminates
against rank-and-file shareholders and may have an adverse
effect on corporate image.

If the  proposal is bundled  with other  charter or bylaw      CASE-BY-CASE
amendments,  WFB will analyze such proposals on a
case-by-case  basis. In addition, WFB will analyze
restructurings that involve the payment of pale greenmail
on a  case-by-case basis.

Voting Rights

WFB will vote for  proposals  that seek to maintain  or        FOR
convert to a  one-share, one-vote  capital  structure  as
such a principle ensures that management is accountable
to all the company's owners.

Alternatively, WFB will vote against any proposals to cap      AGAINST
the number of votes a shareholder  is  entitled  to. Any
measure  that places a ceiling on voting may entrench
management and lessen its interest in maximizing
shareholder value.

Dual Class/Multiple-Voting Stock

WFB will vote against proposals that authorize,  amend or      AGAINST
increase dual class or multiple-voting stock which may be
used in exchanges or recapitalizations.  Dual class or
multiple-voting stock carry unequal voting rights,  which
differ from those of the broadly traded class of common
stock.

                                      B-83

Alternatively,   WFB  will   vote  for  the   elimination      FOR
of dual class or multiple-voting stock, which carry
different rights than the common stock.

For foreign  corporations,  WFB will vote for proposals        FOR
that create preference shares, provided the loss of voting
rights is adequately compensated with a higher dividend
and the total amount of preference  share capital is not
greater than 50% of the total outstanding. Preference
shares are a common and legitimate form of corporate
financing and can enhance shareholder value.

Supermajority Vote Provisions

WFB will generally  consider on a case-by-case  basis          CASE-BY-CASE
proposals to increase the shareholder  vote necessary to
approve  mergers,  acquisitions, sales of assets etc. and
to amend the corporation's  charter or by-laws. The factors
considered are those specified in the proxy guidelines.

However, a supermajority requirement of 75% or more is         AGAINST
abusive and WFB will vote against proposals that provide
for them.

Supermajority vote provisions require voting approval in
excess of a simple majority  of the  outstanding  shares
for a  proposal.  Companies  may  include supermajority
lock-in  provisions,  which  occur  when  changes  are
made to a corporation's governing documents, and once
approved, a supermajority vote is required to amend or
repeal the changes.

Confidential Voting

WFB will vote for proposals to adopt confidential voting.      FOR

Vote Tabulations

WFB will vote against  proposals  asking  corporations         AGAINST
to refrain from counting abstentions and broker non-votes
in their vote tabulations and to eliminate the company's
discretion to vote unmarked proxy ballots.  Vote counting
procedures are  determined  by a number of different
standards, including  state law, the federal proxy rules,
internal corporate policies, and mandates of the various
stock exchanges.

Specifically in Japan, WFB will vote against management        AGAINST
proposals amending their articles to relax their quorum
requirement for special  resolutions  (including mergers,
article  amendments,  and option plans) from one-half to
one- third of issued capital (although  such  resolutions
would  still  require two-thirds majority of votes cast).

                                      B-84

Equal Access to the Proxy

WFB will evaluate Shareholder proposals requiring              CASE-BY-CASE
companies to give shareholders access to the proxy ballot
for the purpose of  nominating  board  members,  on a
case-by-case  basis taking into account the ownership
threshold proposed in the resolution  and the  proponent's
rationale  for the  proposal  at the  targeted
company in terms of board and director conduct.

Disclosure of Information

WFB will vote against  shareholder  proposals  requesting      AGAINST
fuller  disclosure of company policies, plans, or business
practices.  Such proposals rarely enhance shareholder
return and in many cases would require  disclosure of
confidential business information.

Annual Meetings

WFB will vote for  proposals to amend  procedures  or          FOR
change date or location of the annual meeting.  Decisions
as to procedures,  dates or locations of meetings are best
placed with management.

Alternatively,  WFB will vote against proposals from           AGAINST
shareholders  calling for a change  in the  location  or
date of  annual  meetings as no date or location proposed
will be acceptable to all shareholders.

WFB will generally vote in favor of proposals to reduce        FOR
the quorum necessary for shareholders'  meetings, subject
to a  minimum  of a  simple  majority  of the company's
outstanding voting shares.

Shareholder Advisory Committees/Independent Inspectors

WFB will vote  against  proposals  seeking  to  establish      AGAINST
shareholder  advisory committees or independent inspectors.
The existence of such bodies dilutes the responsibility
of the board for managing the affairs of the corporation.

Technical Amendments to the Charter of Bylaws

WFB will generally vote in favor of charter and bylaw          FOR
amendments proposed solely to conform with modern business
practices, for simplification, or to comply with what
management's counsel interprets as applicable law.

However,  amendments that have a material effect on            CASE-BY-CASE
shareholder's rights will be considered on a case-by-case
basis.

                                      B-85

Bundled Proposals

WFB will vote for bundled or "conditional" proxy proposals     CASE-BY-CASE
on a  case-by-case basis, as WFB will examine the benefits
and costs of the packaged  items, and determine if the
effect of the conditioned items are in the best interests
of shareholders.

Common Stock Authorizations/Reverse Stock Splits/Forward
Stock Splits

WFB will consider requests for increases in authorized         CASE-BY-CASE
common  stock on a case-by-case basis.  Factors to be
considered include the company's industry and performance.
These stock increases may be for a proposed stock split,
issuance of shares for acquisitions, or for general
business purposes.

Also to be  considered  is whether  the purpose of the         AGAINST
proposed  increase is to strengthen takeover defenses,
in which case WFB will vote against the proposal. Such
increases  give  management  too much power and are beyond
what a company would normally need during the course of a
year. They may also allow  management to freely place the
shares with an  allied  institution  or set the terms and
prices of the new shares.

For reverse stock splits, WFB will generally vote for          FOR
proposals to implement the split provided the number of
authorized common shares is reduced to a level that does
not represent an unreasonably large increase in authorized
but unissued shares.  The failure to reduce authorized
shares  proportionally to any reverse split has potential
adverse   anti-takeover   consequences.   However,   such
circumstances  may be warranted if delisting of the
company's  stock is imminent and would result in greater
harm to  shareholders  than the  excessive  share
authorization.

WFB will generally vote in favor of forward stock splits.      FOR

Dividends

WFB will vote for proposals to allocate income and set         FOR
dividends.

WFB will also vote for proposals that authorize a dividend     FOR
reinvestment program as it allows investors to receive
additional stock in lieu of a cash dividend.

However,  if a proposal for a special bonus  dividend is       AGAINST
made that  specifically rewards a certain class of
shareholders over another,  WFB will vote against the
proposal.

WFB will also vote against proposals from shareholders         AGAINST
requesting management to redistribute  profits or
restructure investments.  Management is best placed to
determine how to allocate corporate earnings or set
dividends.

                                      B-86

In addition, WFB will vote for proposals to set director       FOR
fees.

Reduce the Par Value of the Common Stock

WFB will vote for proposals to reduce the par value of         FOR
common stock.

Preferred Stock Authorization

WFB will generally vote for proposals to create preferred      FOR
stock in cases where the  company expressly  states  that
the stock  will not be used as a  takeover defense  or
carry  superior  voting  rights,  or where  the stock may
be used to consummate beneficial acquisitions, combinations
or financings.

Alternatively,  WFB will vote against  proposals to            AGAINST
authorize or issue preferred stock if the  board  has
asked  for the  unlimited  right to set the  terms and
conditions  for the stock and may issue it for  anti-
takeover  purposes  without shareholder approval (blank
check preferred stock).

In addition,  WFB will vote against  proposals to issue        AGAINST
preferred  stock if the shares to be used have  voting
rights greater than those available to other shareholders.

WFB will vote for  proposals  to require  shareholder          FOR
approval  of blank check preferred stock issues for other
than general  corporate  purposes (white squire
placements).

Finally,  WFB will  consider on a  case-by-case  basis         CASE-BY-CASE
proposals  to modify the rights of preferred shareholders
and to increase or decrease the dividend rate of preferred
stock.

Reclassification of Shares

WFB will consider  proposals to reclassify a specified         CASE-BY-CASE
class or series of shares on a case-by-case basis.

Preemptive Rights

WFB will generally vote for proposals to eliminate             FOR
preemptive rights. Preemptive rights are unnecessary to
protect shareholder  interests due to the size of most
modern companies, the number of investors and the
liquidity of trading.

                                      B-87

In addition,  specifically for foreign corporations,  WFB      FOR
will vote for issuance requests  with  preemptive  rights
to a  maximum  of 100%  over  current  issued capital.
In addition,  WFB will vote for issuance  requests without
preemptive rights to a maximum of 20% of currently issued
capital.  These requests are for the  creation  of pools
of capital  with a specific  purpose  and cover the full
range of corporate financing needs.

Share Repurchase Plans

WFB will vote for share repurchase plans, unless:              FOR

o there is clear evidence of past abuse of the authority;      AGAINST
  or
o the plan contains no safeguards against selective            AGAINST
  buy-backs.

Corporate stock  repurchases are a legitimate use of
corporate funds and can add to long-term shareholder
returns.

Executive and Director Compensation Plans

WFB will  analyze on a  case-by-case  basis  proposals         CASE-BY-CASE
on executive or director compensation plans, with the
view that viable  compensation  programs reward the
creation of stockholder  wealth by having a high payout
sensitivity to increases in shareholder  value.  Such
proposals may seek shareholder  approval to adopt a new
plan, or to increase shares reserved for an existing plan.

WFB will  review  the  potential  cost and  dilutive           FOR
effect of the plan.  After determining  how  much  the
plan  will  cost,  ISS  (Institutional  Shareholder
Services)  evaluates  whether the cost is reasonable by
comparing the cost to an allowable  cap. The allowable cap
is  industry-specific,  market  cap-base,  and pegged to
the average amount paid by companies performing in the top
quartile of their peer groups.  If the proposed  cost is
below the  allowable  cap, WFB will vote  for the  plan.
ISS  will  also  apply a pay for  performance  overlay in
assessing equity-based compensation plans for Russell 3000
companies.

If the proposed cost is above the allowable cap, WFB will      AGAINST
vote against the plan.

Among the plan features that may result in a vote against
the plan are:

o    plan   administrators  are  given  the  authority to      AGAINST
     reprice or replace underwater  options;  repricing
     guidelines  will conform to changes in the NYSE and
     NASDAQ listing rules.

                                      B-88

WFB will vote against equity plans that have high average      AGAINST
three-year burn rate. (The  burn rate is  calculated  as
the total  number of stock  awards  and stock options
granted  any  given  year  divided  by  the  number  of
common  shares outstanding.)  WFB  will  define  a high
average  three-year  burn  rate as the following:  The
company's most recent  three-year burn rate exceeds one
standard deviation  of its GICS  segmented  by Russell
3000 index and  non-Russell  3000 index; and the company's
most recent  three-year burn rate exceeds 2% of common
shares  outstanding.  For companies  that grant both full
value awards and stock options to their  employees,  WFB
shall apply a premium on full value awards for the past
three fiscal years.

WFB will generally vote for shareholder  proposals             CASE-BY-CASE
requiring  performance-based stock  options  unless  the
proposal  is  overly  restrictive  or  the  company
demonstrates that it is using a substantial portion of
performance-based  awards for its top executives.

WFB will vote for shareholder proposals asking the company     FOR
to expense stock options, as a result of the FASB final
rule on expensing stock options.

WFB will generally vote for shareholder proposals to           FOR
exclude pension fund income in the calculation of earnings
used in determining executive bonuses/compensation.

WFB will generally vote against shareholder proposals to       AGAINST
ban future stock option grants to executives. This may be
supportable in extreme cases where a company is a serial
repricer, has a huge overhang, or has a highly dilutive,
broad-based (non-approved) plans and is not acting to
correct the situation.

WFB will  evaluate shareholder proposals asking companies      CASE-BY-CASE
to adopt  holding periods for their executives on a
case-by-case basis taking into consideration the company's
current holding period or officer share ownership
requirements, as well as actual officer stock ownership
in the company.

For certain OBRA-related  proposals,  WFB will vote for        CASE-BY-CASE
plan provisions that (a) place a cap on  annual  grants
or amend  administrative  features,  and (b) add
performance  criteria  to  existing   compensation  plans
to  comply  with  the provisions of Section 162(m) of the
Internal Revenue Code.

In  addition,  director  compensation  plans may also          CASE-BY-CASE
include  stock plans that provide  directors  with the
option of taking  all or a portion  of their  cash
compensation in the form of stock. WFB will consider these
plans based on their voting power dilution.

WFB will generally vote for retirement plans for directors.    FOR

Specifically in Japan, WFB will vote against option            AGAINST
plans/grants to directors or employees  of  "related
companies,"  even  though  they meet our  criteria  for
dilution and exercise price, without adequate disclosure
and justification.

                                      B-89

Specifically in the U.K., WFB will vote against directors      AGAINST
who have  service contracts of three years,  which exceed
best practice and any  change-in-control provisions.
Management may propose director nominees who have service
contracts that exceed the Combined Code's  recommendation
of one-year.  (The exceptions to the code  would be in
cases of new  recruits  with  longer  notice  or  contract
periods, which should, however, be reduced after the
initial period.)

WFB will evaluate  compensation  proposals (Tax Havens)        CASE-BY-CASE
requesting share option schemes or amending an existing
share option scheme on a case-by-case basis.

Stock  options  align  management  interests  with  those
of  shareholders  by motivating  executives  to maintain
stock price  appreciation.  Stock  options, however,  may
harm shareholders by diluting each owner's interest.  In
addition, exercising options can shift the balance of
voting power by increasing executive ownership.

Bonus Plans

WFB will vote for proposals to adopt annual or long-term       FOR
cash or cash-and-stock bonus plans on a case-by-case basis.
These plans enable companies qualify for a tax deduction
under the provisions of Section 162(m) of the IRC. Payouts
under these  plans  may  either  be in  cash or  stock
and  are  usually  tied to the attainment of certain
financial or other  performance  goals. WFB will consider
whether the plan is  comparable to plans adopted by
companies of similar size in the company's industry and
whether it is justified by the company's performance.

For foreign companies, proposals to authorize bonuses to       CASE-BY-CASE
directors and statutory auditors who are retiring from
the board will be  considered  on a  case-by-case basis.

Deferred Compensation Plans

WFB will generally  vote for proposals to adopt or amend
deferred compensation plans as they allow the compensation
committee to tailor the plan to the needs of the executives
or board of directors, unless

o the proposal is embedded in an executive or director         FOR
compensation plan that is contrary to guidelines

Disclosure on Executive or Director Compensation
Cap or Restrict Executive or Director Compensation

                                      B-90

WFB will generally vote for shareholder proposals requiring    FOR
companies to report on their executive retirement benefits
(deferred compensation, split-dollar life insurance,
SERPs, and pension benefits.

WFB will generally vote for shareholder proposals              FOR
requesting  to  put extraordinary  benefits  contained in
SERP  agreements  to a  shareholder  vote, unless the
company's  executive pension plans do not contain excessive
benefits beyond what is offered under employee-wide plans.

WFB will generally vote against proposals that (a) seek        AGAINST
additional disclosure of information on executive or
director's  pay, or (b) seek to limit  executive and
director pay.

Golden and Tin Parachutes

WFB will vote for proposals that seek shareholder              FOR
ratification of golden or tin parachutes as shareholders
should have the opportunity to approve or disapprove of
these severance agreements.

Alternatively,  WFB will examine on a case-by-case  basis      CASE-BY-CASE
proposals that seek to ratify or cancel golden or tin
parachutes. Effective parachutes may encourage management
to consider takeover bids more fully and may also enhance
employee morale and productivity. Among the arrangements
that will be considered on their merits are:

o    arrangements guaranteeing key employees continuation
     of base salary for more than three years or lump sum
     payment of more than three times base salary plus
     retirement benefits;
o    guarantees of benefits if a key employee voluntarily
     terminates;
o    guarantees of benefits to employees lower than very
     senior management; and
o    indemnification of liability for excise taxes.

By contrast,  WFB will vote against proposals that would       AGAINST
guarantee benefits in a management-led buyout.

Reincorporation

WFB  will  evaluate  a  change  in  a  company's  state        CASE-BY-CASE
of  incorporation  on a case-by-case  basis.  WFB will
analyze the valid reasons for the proposed  move,
including restructuring efforts, merger agreements, and
tax or incorporation fee savings.  WFB will also  analyze
proposed  changes to the  company  charter and differences
between the states' corporate governance laws.

                                      B-91

States  have  adopted  various  statutes  intended  to         CASE-BY-CASE
encourage  companies  to incorporate  in the state. These
may include state takeover  statutes,  control share
acquisition statutes, control share  cash-out  statutes,
freezeout provisions, fair price provisions, and
disgorgement provisions. WFB will examine reincorporations
on a  case-by-case  in light of these statutes and in light
of the corporate  governance  features the company has
adopted to determine whether the reincorporation is in
shareholders' best interests.

In addition, WFB will also examine poison pill endorsements,   CASE-BY-CASE
severance pay and labor contract  provisions, and anti-
greenmail provisions in the context of a state's corporate
governance laws on a case-by-case basis.

WFB  will  evaluate  shareholder   proposals  requiring        CASE-BY-CASE
offshore  companies  to reincorporate into the United
States on a case-by-case basis.

Reincorporation  proposals may have considerable
implications for shareholders, affecting the company's
takeover defenses and possibly its corporate  structure
and rules of governance.

Stakeholder Laws

WFB will vote  against  resolutions  that  would  allow        AGAINST
the  Board to  consider stakeholder interests (local
communities, employees, suppliers, creditors, etc.)
when faced with a takeover offer.

Similarly,  WFB will vote for proposals to opt out of          FOR
stakeholder  laws,  which permit directors,  when taking
action, to weight the interests of constituencies other
than shareholders in the process of corporate  decision-
making.  Such laws allow directors to consider nearly any
factor they deem relevant in discharging their duties.

Mergers/Acquisitions and Corporate Restructurings

WFB will consider proposals on mergers and acquisitions        CASE-BY-CASE
on a case-by-case basis. WFB will determine if the
transaction is in the best economic  interests of the
shareholders. WFB will take into account the following
factors:

o    anticipated financial and operating benefits;
o    offer price (cost versus premium);
o    prospects for the combined companies;
o    how the deal was negotiated;
o    changes in corporate governance and their impact on
     shareholder rights.

In addition, WFB will also consider whether current            CASE-BY-CASE
shareholders would control a minority of the  combined
company's  outstanding  voting  power,  and whether a
reputable  financial  advisor was retained in order to
ensure the  protection of shareholders' interests.

                                      B-92

On all other business  transactions,  i.e. corporate           CASE-BY-CASE
restructuring,  spin-offs, asset sales, liquidations, and
restructurings,  WFB will analyze such proposals on a
case-by-case  basis and  utilize  the  majority  of the
above factors in determining what is in the best interests
of  shareholders.  Specifically,  for liquidations,  the
cost versus premium factor may not be applicable, but WFB
may also review the compensation plan for executives
managing the liquidation,

Appraisal Rights

WFB will vote for proposals to restore,  or provide
shareholders with rights of appraisal.

Rights of appraisal provide shareholders who are not           FOR
satisfied with the terms of certain corporate
transactions (such as mergers) the right to demand a
judicial review in order to determine the fair value of
their shares.

Mutual Fund Proxies

WFB will  usually  vote  mutual  fund  proxies  as
recommended  by  management. Proposals may include, and
are not limited to, the following issues:

o    eliminating the need for annual meetings of mutual
     fund shareholders;
o    entering into or extending investment advisory            FOR
     agreements and management contracts;
o    permitting securities lending and participation in
     repurchase agreements;
o    changing fees and expenses; and
o    changing investment policies.

An investment  advisory  agreement is an agreement between
a mutual fund and its financial advisor under which the
financial  advisor provides  investment advice to the fund
in  return  for a fee  based on the  fund's  net  asset
size.  Most agreements require that the particular fund
pay the advisor a fee constituting a small  percentage of
the fund's  average net daily assets.  In exchange for
this consideration,  the investment  advisor  manages the
fund's  account, furnishes investment advice, and provides
office space and facilities to the fund. A new investment
advisory agreement may be necessitated by the merger of
the advisor or the advisor's corporate parent.

Fundamental investment restrictions are limitations within
a fund's articles of incorporation  that limit the
investment  practices of the  particular  fund. As
fundamental, such restrictions  may  only  be  amended
or  eliminated  with shareholder approval. Non-fundamental
investment restrictions may be altered by action of the
board of trustees.

                                      B-93

Distribution  agreements  are  agreements  authorized by
guidelines  established under  the  Investment  Company
Act of 1940  and,  in  particular,  Rule  12b-1 thereunder,
between  a  fund  and  its  distributor,  which  provide
that  the distributor is paid a monthly fee to promote
the sale of the fund's shares.

Reorganizations  of funds may include the issuance of
shares for an  acquisition of a fund, or the merger of one
fund into another for purposes of consolidation.

The mutual fund industry is one of the most highly
regulated  industries,  as it is subject  to:  individual
state law under  which the  company is formed;  the federal
Securities Act of 1933; the federal Securities Exchange Act
of 1934; and the federal Investment Company Act of 1940.

Social and Environmental Proposals

WFB will generally vote against social and environmental
proposals by shareholders  as their impact on share value
can rarely be anticipated  with any degree of confidence.
Proposals that limit the business  activity or capability
of the company or result in significant costs do not
benefit shareholder value.

Social and environmental issues that may arise include:

o Energy and Environment
o Repressive Regimes and Foreign Labor Practices
  (South Africa, Northern Ireland, China)
o Military Business
o Maquiladora Standards & International Operations Policies
o World Debt Crisis
o Equal Employment Opportunity & Discrimination
o Animal Rights
o Product Integrity and Marketing
o Human Resources Issues
o Political and Charitable Contributions
o Reference to Sexual Orientation
o Pollution or Climate Change
o Genetically Engineered Ingredients/Seeds
o Board Diversity
o Arctic National Wildlife Refuge
o Greenhouse Gas Emissions
o Renewable Energy Sources

                                      B-94

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
                               GMO AUSTRALASIA LLC
                                (TOGETHER "GMO")

                      PROXY VOTING POLICIES AND PROCEDURES

I.   Introduction and General Principles

GMO provides investment advisory services primarily to institutional,  including both ERISA and non-ERISA clients,  and commercial clients.  GMO understands that proxy voting is an integral aspect of security ownership.  Accordingly, in cases where GMO has been  delegated  authority to vote proxies,  that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

This policy  permits  clients of GMO to: (1) delegate to GMO the  responsibility and  authority to vote  proxies on their behalf  according to GMO's proxy voting polices and guidelines;  (2) delegate to GMO the responsibility and authority to vote proxies on their  behalf  according  to the  particular  client's own proxy voting  policies and  guidelines;  or (3) elect to vote proxies  themselves.  In instances  where  clients  elect to vote  their  own  proxies,  GMO shall not be responsible for voting proxies on behalf of such clients.

GMO believes that the following policies and procedures are reasonably  designed to ensure that proxy  matters are conducted in the best interest of its clients, in accordance with GMO's fiduciary duties, applicable rules under the Investment
Advisers Act of 1940 and  fiduciary  standards  and  responsibilities  for ERISA clients set out in the Department of Labor interpretations.

II.  Proxy Voting Guidelines

GMO has engaged Institutional  Shareholder  Services,  Inc. ("ISS") as its proxy voting agent to:

     (1)  research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

     (2)  ensure that proxies are voted and submitted in a timely manner;

     (3)  handle other administrative functions of proxy voting;

     (4)  maintain records of proxy statements received in connection with proxy votes  and  provide  copies of such  proxy  statements  promptly  upon request;

     (5)  maintain records of votes cast; and

     (6)  provide  recommendations  with  respect  to proxy  voting  matters  in general.

Proxies will be voted in accordance with the voting recommendations contained in the  applicable  domestic or global ISS Proxy Voting  Manual,  as in effect from time to time.  Copies of the  current  domestic  and  global  ISS  proxy  voting guidelines  are attached to these Voting  Policies and  Procedures as Exhibit A.
GMO reserves the right to amend any of ISS's  guidelines  in the future.  If any such changes are made an amended Proxy Voting  Policies and  Procedures  will be made available for clients.

                                      B-95

Except in  instances  where a GMO  client  retains  voting  authority,  GMO will instruct  custodians  of client  accounts  to forward all proxy  statements  and materials received in respect of client accounts to ISS.

III. Proxy Voting Procedures

GMO has a Corporate  Actions Group with  responsibility  for  administering  the proxy voting process, including:

     1.   Implementing and updating the applicable domestic and global ISS proxy voting guidelines;

     2.   Overseeing the proxy voting process; and

     3.   Providing periodic reports to GMO's Compliance  Department and clients as requested.

There  may be  circumstances  under  which a  portfolio  manager  or  other  GMO investment  professional ("GMO Investment  Professional") believes that it is in the  best  interest  of a  client  or  clients  to  vote  proxies  in  a  manner inconsistent  with  the  recommendation  of  ISS.  In  such  an  event,  the GMO
Investment  Professional  will  inform  GMO's  Corporate  Actions  Group  of its decision to vote such proxy in a manner  inconsistent with the recommendation of
ISS. GMO's Corporate Actions Group will report to GMO's Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.

IV.  Conflicts of Interest

As ISS will  vote  proxies  in  accordance  with  the  proxy  voting  guidelines described in Section II, GMO believes that this process is  reasonably  designed to address  conflicts of interest  that may arise between GMO and a client as to how proxies are voted.

In instances where GMO has the  responsibility  and authority to vote proxies on behalf of its  clients  for shares of GMO Trust,  a  registered  mutual fund for which GMO  serves as the  investment  adviser,  there may be  instances  where a conflict of interest exists. Accordingly,  GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees;  and (ii) with respect to matters  where a conflict of interest exists between GMO and GMO Trust,  such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a  re-organization  of a series  of GMO  Trust,  GMO will  either  (a) vote such proxies in the same  proportion as the votes cast with respect to that proxy, or
(b) seek instructions from its clients.

                                      B-96

In addition,  if GMO is aware that one of the following  conditions  exists with respect to a proxy, GMO shall consider such event a potential  material conflict of interest:

     1.   GMO has a business  relationship  or potential  relationship  with the issuer;

     2.   GMO has a  business  relationship  with  the  proponent  of the  proxy proposal; or

     3.   GMO  members,  employees  or  consultants  have a  personal  or  other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential  material  conflict of  interest,  GMO will (i) vote such proxy  according to the specific  recommendation  of ISS; (ii) abstain;  or
(iii)  request that the client  votes such proxy.  All such  instances  shall be reported to GMO's Compliance Department at least quarterly.

V.   Recordkeeping

GMO will maintain records relating to the  implementation  of these proxy voting policies and procedures, including:

(1)  a copy of these  policies and  procedures  which shall be made available to clients, upon request;

(2)  a record of each vote cast (which ISS maintains on GMO's behalf); and

(3)  each written client request for proxy records and GMO's written response to any client request for such records.

Such proxy voting records shall be maintained for a period of five years.

VI.  Reporting

GMO's  Compliance  Department will provide GMO's Conflict of Interest  Committee with  periodic  reports that  include a summary of  instances  where GMO has (i)
voted  proxies in a manner  inconsistent  with the  recommendation  of ISS, (ii)
voted  proxies in  circumstances  in which a material  conflict of interest  may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.

VII. Disclosure

Except as otherwise  required by law, GMO has a general policy of not disclosing to any  issuer or third  party how GMO or its voting  delegate  voted a client's proxy.

Effective: August 6, 2003

                                      B-97

                               PROXY VOTING POLICY

                                       For

                            BlackRock Advisors, Inc.
                and Its Affiliated Registered Investment Advisers

Introduction

     This Proxy Voting Policy  ("Policy") for BlackRock  Advisors,  Inc. and its
affiliated registered investment advisers  ("BlackRock")  reflects our duty as a fiduciary under the Investment Advisers Act of 1940 (the "Advisers Act") to vote proxies in the best  interests of our clients.  In addition,  the  Department of
Labor  views the  fiduciary  act of  managing  ERISA plan  assets to include the voting  of  proxies.  Proxy  voting  decisions  must be made  solely in the best interests of the pension plan's  participants and beneficiaries.  The Department of Labor has  interpreted  this  requirement  as  prohibiting  a fiduciary  from subordinating  the retirement income interests of participants and beneficiaries to unrelated  objectives.  The guidelines in this Policy have been formulated to ensure decision-making consistent with these fiduciary responsibilities.

     Any general or specific  proxy  voting  guidelines  provided by an advisory client or its designated agent in writing will supercede the specific guidelines in this Policy.  BlackRock  will  disclose to our advisory  clients  information about  this  Policy  as well as  disclose  to our  clients  how they may  obtain information on how we voted their proxies. Additionally, BlackRock will maintain proxy voting records for our advisory clients  consistent with the Advisers Act.
For those of our clients that are  registered  investment  companies,  BlackRock will  disclose  this Policy to the  shareholders  of such funds and make filings with  the  Securities  and  Exchange  Commission  and  make  available  to  fund shareholders  the specific proxy votes that we cast in  shareholder  meetings of issuers of portfolio  securities  in accordance  with the rules and  regulations under the Investment Company Act of 1940.

     Registered  investment  companies  that are advised by BlackRock as well as certain of our advisory clients may participate in securities  lending programs, which may  reduce or  eliminate  the  amount of shares  eligible  for  voting by
BlackRock  in  accordance  with this  Policy if such  shares are out on loan and cannot be recalled in time for the vote.

     Implicit in the initial  decision to retain or invest in the  security of a corporation  is approval of its  existing  corporate  ownership  structure,  its management, and its operations.  Accordingly,  proxy proposals that would change the existing  status of a corporation  will be reviewed  carefully and supported only when it seems  clear that the  proposed  changes  are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, management  will be assessed on an ongoing  basis both in terms of its  business capability and its dedication to the  shareholders  to ensure that our continued
confidence remains  warranted.  If it is determined that management is acting on its own behalf instead of for the well being of the corporation, we will vote to
support  shareholder  proposals,   unless  other  mitigating  circumstances  are
present.

                                      B-98

     Additionally,  situations  may arise that  involve  an actual or  perceived conflict of interest.  For example,  we may manage assets of a pension plan of a company whose management is soliciting proxies, or a BlackRock employee involved with  managing an account may have a close  relative who serves as a director or executive of a company that is soliciting  proxies regarding  securities held in such account. In all cases, the manner in which we vote proxies must be based on our clients' best interests and not the product of a conflict.

     This  Policy and its  attendant  recommendations  attempt to  generalize  a complex subject.  It should be clearly understood that specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines.  In such instances,  the relevant facts  will  be  considered,  and if a vote  contrary  to  these  guidelines  is indicated it will be cast and the reasons therefor recorded in writing.

     Section I of the Policy describes proxy proposals that may be characterized as routine  and lists  examples  of the types of  proposals  we would  typically support.  Section  II of the  Policy  describes  various  types  of  non-routine proposals and provides general voting  guidelines.  These non-routine  proposals are categorized as those involving:

          A.       Social Issues,
          B.       Financial/Corporate Issues, and
          C.       Shareholder Rights.

Finally,  Section III of the Policy  describes the  procedures to be followed in casting a vote pursuant to these guidelines.

                                      B-99

                                    SECTION I

                                 ROUTINE MATTERS

     Routine proxy proposals,  amendments, or resolutions are typically proposed by management and meet the following criteria:

     1.   They do not measurably change the structure,  management  control,  or operation of the corporation.

     2.   They are consistent  with industry  standards as well as the corporate laws of the state of incorporation.

                              Voting Recommendation

     BlackRock will normally support the following routine proposals:

     1.   To increase authorized common shares.

     2.   To  increase  authorized  preferred  shares  as long as there  are not disproportionate voting rights per preferred share.

     3.   To elect or re-elect directors.

     4.   To appoint or elect auditors.

     5.   To approve  indemnification  of directors and limitation of directors'
          liability.

     6.   To establish compensation levels.

     7.   To establish employee stock purchase or ownership plans.

     8.   To set time and location of annual meeting.

                                     B-100

                                   SECTION II

                              NON-ROUTINE PROPOSALS

A.   Social Issues

     Proposals in this category  involve issues of social  conscience.  They are typically proposed by shareholders who believe that the corporation's internally adopted policies are ill-advised or misguided.

                              Voting Recommendation

     If we have determined that management is generally socially responsible, we will generally vote against the following shareholder proposals:

     1.   To enforce restrictive energy policies.

     2.   To place arbitrary restrictions on military contracting.

     3.   To bar or place arbitrary restrictions on trade with other countries.

     4.   To restrict the marketing of controversial products.

     5.   To limit corporate political activities.

     6.   To bar or restrict charitable contributions.

     7.   To enforce a general policy  regarding human rights based on arbitrary parameters.

     8.   To enforce a general policy  regarding  employment  practices based on arbitrary parameters.

     9.   To enforce a general policy regarding animal rights based on arbitrary parameters.

     10.  To place arbitrary restrictions on environmental practices.

B.   Financial/Corporate Issues

     Proposals in this category are usually  offered by  management  and seek to change a corporation's legal, business or financial structure.

                              Voting Recommendation

     We will  generally  vote in favor  of the  following  management  proposals provided the position of current shareholders is preserved or enhanced:

                                     B-101

     1.   To change the state of incorporation.

     2.   To approve mergers, acquisitions or dissolution.

     3.   To institute indenture changes.

     4.   To change capitalization.

C.   Shareholder Rights

     Proposals  in this  category  are made  regularly  both by  management  and shareholders.  They can be  generalized  as  involving  issues that  transfer or realign board or shareholder voting power.

     We typically would oppose any proposal aimed solely at thwarting  potential takeover offers by requiring, for example,  super-majority approval. At the same time, we believe stability and continuity promote profitability.  The guidelines in this area seek to find a middle road,  and they are no more than  guidelines.
Individual  proposals may have to be carefully  assessed in the context of their particular circumstances.

                              Voting Recommendation

     We will generally vote for the following management proposals:

     1.   To require  majority  approval of  shareholders  in  acquisitions of a controlling share in the corporation.

     2.   To institute staggered board of directors.

     3.   To  require  shareholder  approval  of not  more  than 66  2/3%  for a proposed amendment to the corporation's by-laws.

     4.   To eliminate cumulative voting.

     5.   To adopt  anti-greenmail  charter or by-law amendments or to otherwise restrict a company's ability to make greenmail payments.

     6.   To create a dividend reinvestment program.

     7.   To eliminate preemptive rights.

     8.   To  eliminate  any  other  plan or  procedure  designed  primarily  to discourage a takeover or other  similar  action  (commonly  known as a
          "poison pill").

                                     B-102

     We will generally vote against the following management proposals:

     1.   To require  greater than 66 2/3%  shareholder  approval for a proposed amendment to the corporation's by-laws ("super-majority provisions").

     2.   To require that an arbitrary fair price be offered to all shareholders that is derived from a fixed formula ("fair price amendments").

     3.   To authorize a new class of common stock or preferred  stock which may have more votes per share than the existing common stock.

     4.   To prohibit replacement of existing members of the board of directors.

     5.   To  eliminate   shareholder   action  by  written  consent  without  a
          shareholder meeting.

     6.   To allow only the board of directors to call a shareholder  meeting or to propose amendments to the articles of incorporation.

     7.   To  implement  any other  action or  procedure  designed  primarily to discourage a takeover or other  similar  action  (commonly  known as a
          "poison pill").

     8.   To limit the ability of shareholders to nominate directors.

     We will generally vote for the following shareholder proposals:

     1.   To rescind  share  purchases  rights or require that they be submitted for shareholder  approval,  but only if the vote required for approval is not more than 66 2/3%.

     2.   To opt out of state anti-takeover laws deemed to be detrimental to the shareholder.

     3.   To change the state of incorporation for companies operating under the umbrella of  anti-shareholder  state corporation laws if another state is chosen with favorable laws in this and other areas.

     4.   To  eliminate  any  other  plan or  procedure  designed  primarily  to discourage a takeover or other similar action.

     5.   To permit  shareholders  to participate  in  formulating  management's proxy  and  the  opportunity  to  discuss  and  evaluate  management's director  nominees,  and/or to  nominate  shareholder  nominees to the board.

     6.   To require that the board's  audit,  compensation,  and/or  nominating committees be comprised exclusively of independent directors.

                                     B-103

     7.   To adopt  anti-greenmail  charter or by-law  amendments  or  otherwise restrict a company's ability to make greenmail payments.

     8.   To create a dividend reinvestment program.

     9.   To recommend that votes to "abstain" not be considered votes "cast" at an annual meeting or special meeting, unless required by state law.

     10.  To require  that "golden  parachutes"  be  submitted  for  shareholder ratification.

     We will generally vote against the following shareholder proposals:

     1.   To restore preemptive rights.

     2.   To restore cumulative voting.

     3.   To require annual election of directors or to specify tenure.

     4.   To eliminate a staggered board of directors.

     5.   To require confidential voting.

     6.   To require directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

     7.   To dock director pay for failing to attend board meetings.

                                     B-104

                                   SECTION III

                                 VOTING PROCESS

     BlackRock  has engaged a third-party  service  provider to assist us in the voting of proxies. These guidelines have been provided to this service provider, who then analyzes all proxy  solicitations  we receive for our clients and makes recommendations  to us as to how, based upon our guidelines,  the relevant votes should be cast. These  recommendations  are set out in a report that is provided to the relevant Portfolio Management Group team, who must approve the proxy vote in writing and return such  written  approval to the  Operations  Group.  If any authorized  member of a  Portfolio  Management  Group team  desires to vote in a manner that differs from the recommendations, the reason for such differing vote shall be noted in the written approval form. A copy of the written approval form is attached as an exhibit.  The head of each relevant Portfolio Management Group team is  responsible  for making sure that proxies are voted in a timely manner.
The Brokerage  Allocation  Committee  shall receive regular reports of all proxy votes cast to review how proxies have been voted, including reviewing votes that differ from  recommendations  made by our third-party service provider and votes that may have involved a potential  conflict of interest.  The  Committee  shall also review  these  guidelines  from time to time to determine  their  continued
appropriateness  and whether any changes to the  guidelines  or the proxy voting process should be made.

     IF THERE IS ANY POSSIBILITY  THAT THE VOTE MAY INVOLVE A MATERIAL  CONFLICT
OF INTEREST BECAUSE,  FOR EXAMPLE, THE ISSUER SOLICITING THE VOTE IS A BLACKROCK
CLIENT OR THE MATTER  BEING VOTED ON INVOLVES  BLACKROCK,  PNC OR ANY  AFFILIATE
(INCLUDING A PORTFOLIO  MANAGEMENT  GROUP EMPLOYEE) OF EITHER OF THEM,  PRIOR TO
APPROVING  SUCH VOTE, THE BROKERAGE  ALLOCATION  COMMITTEE MUST BE CONSULTED AND
THE  MATTER  DISCUSSED.  The  Committee,  in  consultation  with the  Legal  and
Compliance  Department,  shall  determine  whether  the  potential  conflict  is material and if so, the  appropriate  method to resolve such conflict,  based on the  particular  facts and  circumstances,  the  importance  of the proxy issue, whether the  Portfolio  Management  Group team is  proposing a vote that differs from  recommendations  made by our third-party  service provider with respect to the issue and the nature of the conflict, so as to ensure that the voting of the proxy is not affected by the potential  conflict.  If the conflict is determined not to be material,  the relevant Portfolio Management Group team shall vote the proxy in  accordance  with this Policy.  Determinations  of the  Committee  with respect to votes involving material conflicts of interest shall be documented in writing and maintained for a period of at least six years.

     With respect to votes in connection  with  securities  held on a particular record date but sold from a client  account  prior to the holding of the related meeting,  BlackRock  may  take no  action  on  proposals  to be voted on in such meeting.

                                     B-105

     With  respect  to  voting  proxies  of  non-U.S.  companies,  a  number  of logistical  problems may arise that may have a detrimental effect on BlackRock's ability  to vote  such  proxies  in the best  interests  of our  clients.  These problems include,  but are not limited to, (i) untimely and/or inadequate notice of shareholder meetings, (ii) restrictions on the ability of holders outside the issuer's  jurisdiction of organization to exercise votes,  (iii) requirements to vote proxies in person, if not practicable,  (iv) the imposition of restrictions on the  sale  of the  securities  for a  period  of  time  in  proximity  to the shareholder  meeting,  and (v)  impracticable or  inappropriate  requirements to
provide  local  agents  with  power  of  attorney  to   facilitate   the  voting
instructions.  Accordingly,  BlackRock  may  determine not to vote proxies if it believes that the  restrictions  or other  detriments  associated with such vote outweigh the benefits that will be derived by voting on the company's proposal.

                                    * * * * *

     Any questions  regarding this Policy may be directed to the General Counsel of BlackRock.

Approved:  October 21, 1998

Revised:  May 27, 2003

                                     B-106

                              [WESTERN ASSET LOGO]

--------------------------------------------------------------------------------
Procedure:               Proxy Voting
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Departments Impacted:    Investment Management, Compliance, Investment Support,
                         Client Services
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
References:              WA Compliance Manual -Section R  - Proxy Voting
                         WAML Compliance Manual - Section 4.11  - Proxy Voting
                         Investment Advisers Act Rule 206(4)-6 and Rule 204-2
                         ERISA DOL Bulletin 94-2 C.F.R. 2509.94-2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Effective:               August 1, 2003
--------------------------------------------------------------------------------

                                   Background

Western Asset  Management  Company ("WA") and Western Asset  Management  Company
Limited  ("WAML")  (together  "Western  Asset")  have  adopted  and  implemented policies and procedures  that we believe are reasonably  designed to ensure that proxies  are voted in the best  interest  of  clients,  in  accordance  with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940
("Advisers  Act").  Our  authority  to  vote  the  proxies  of  our  clients  is established through investment  management  agreements or comparable  documents, and our proxy voting  guidelines  have been tailored to reflect  these  specific contractual obligations. In addition to SEC requirements governing advisers, our
proxy  voting  policies  reflect  the  long-standing   fiduciary  standards  and
responsibilities  for ERISA accounts.  Unless a manager of ERISA assets has been expressly precluded from voting proxies,  the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

In exercising its voting authority, Western Asset will not consult or enter into agreements  with  officers,  directors or employees of Legg Mason Inc. or any of its  affiliates  (except  that WA and WAML may so  consult  and agree  with each other) regarding the voting of any securities owned by its clients.

                                     Policy

Western  Asset's proxy voting  procedures are designed and  implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of our clients.  While the  guidelines  included in the  procedures are intended to provide a benchmark  for voting  standards,  each vote is ultimately cast  on  a  case-by-case  basis,  taking  into  consideration  Western  Asset's contractual  obligations  to our  clients  and  all  other  relevant  facts  and circumstances  at the  time of the  vote  (such  that  these  guidelines  may be overridden to the extent Western Asset deems appropriate).

                                   Procedures

Responsibility and Oversight

                                     B-107

The Western Asset Compliance Department ("Compliance Department") is responsible for  administering  and  overseeing the proxy voting  process.  The gathering of proxies is coordinated  through the Corporate Actions area of Investment Support
("Corporate Actions").  Research analysts and portfolio managers are responsible for  determining  appropriate  voting  positions  on each  proxy  utilizing  any applicable guidelines contained in these procedures.

Client Authority

Prior to August 1, 2003, all existing client  investment  management  agreements
("IMAs")  will be reviewed to determine  whether  Western Asset has authority to vote client  proxies.  At account  start-up,  or upon  amendment  of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary  authority or if the
account   represents  assets  of  an  ERISA  plan,  Western  Asset  will  assume responsibility  for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

Proxy Gathering

Registered  owners of  record,  client  custodians,  client  banks and  trustees
("Proxy  Recipients")  that receive proxy  materials on behalf of clients should forward them to Corporate Actions.  Prior to August 1, 2003, Proxy Recipients of
existing  clients  will be  reminded  of the  appropriate  routing to  Corporate
Actions for proxy  materials  received and reminded of their  responsibility  to forward all proxy materials on a timely basis.  Proxy Recipients for new clients
(or, if Western Asset becomes aware that the applicable  Proxy  Recipient for an existing client has changed,  the Proxy  Recipient for the existing  client) are notified  at  start-up  of  appropriate  routing to  Corporate  Actions of proxy materials  received  and reminded of their  responsibility  to forward all proxy materials on a timely basis.  If Western Asset  personnel  other than  Corporate
Actions receive proxy  materials,  they should promptly forward the materials to
Corporate Actions.

Proxy Voting

Once proxy  materials are received by Corporate  Actions,  they are forwarded to the Compliance Department for coordination and the following actions:

     a.   Proxies are reviewed to determine accounts impacted.

     b.   Impacted   accounts  are  checked  to  confirm  Western  Asset  voting authority.

     c.   Compliance  Department  staff  reviews  proxy issues to determine  any material conflicts of interest.  (See conflicts of interest section of these  procedures  for further  information  on  determining  material conflicts of interest.)

     d.   If  a  material  conflict  of  interest  exists,  (i)  to  the  extent reasonably  practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client's proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions  (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client),  Western
          Asset seeks voting instructions from an independent third party.

                                     B-108

     e.   Compliance Department staff provides proxy material to the appropriate research  analyst or  portfolio  manager to obtain  their  recommended vote.  Research analysts and portfolio  managers  determine votes on a case-by-case basis taking into account the voting guidelines contained in these  procedures.  For  avoidance of doubt,  depending on the best interest of each  individual  client,  Western Asset may vote the same proxy  differently for different  clients.  The analyst's or portfolio manager's basis for their decision is documented and maintained by the
          Compliance Department.

     f.   Compliance   Department   staff  votes  the  proxy   pursuant  to  the
          instructions  received  in (d) or (e) and  returns  the voted proxy as indicated in the proxy materials.

Timing

Western  Asset  personnel  act in such a manner to ensure that,  absent  special circumstances,  the proxy  gathering  and proxy  voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

Western Asset  maintains  records of proxies voted  pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

     a.   A copy of Western Asset's policies and procedures.

     b.   Copies of proxy statements received regarding client securities.

     c.   A copy of any document  created by Western  Asset that was material to making a decision how to vote proxies.

     d.   Each  written  client  request  for proxy  voting  records and Western
          Asset's written response to both verbal and written client requests.

     e.   A proxy log including:
          1.   Issuer name;
          2.   Exchange ticker symbol of the issuer's shares to be voted;
          3.   Council on Uniform Securities Identification Procedures ("CUSIP")
               number for the shares to be voted;
          4.   A brief identification of the matter voted on;
          5.   Whether the matter was proposed by the issuer or by a shareholder of the issuer;
          6.   Whether a vote was cast on the matter;
          7.   A record of how the vote was cast; and
          8.   Whether  the vote was cast for or against the  recommendation  of the issuer's management team.

                                     B-109

Records are maintained in an easily  accessible  place for five years, the first two in Western Asset's offices.

Disclosure

Part II of both the WA Form ADV and the WAML Form ADV contain a  description  of
Western  Asset's  proxy  policies.  Prior to August 1, 2003,  Western Asset will deliver Part II of its revised Form ADV to all  existing  clients,  along with a letter identifying the new disclosure.  Clients will be provided a copy of these policies and procedures  upon request.  In addition,  upon request,  clients may receive reports on how their proxies have been voted.

Conflicts of Interest

All proxies are reviewed by the Compliance  Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

     1.   Whether  Western Asset (or, to the extent required to be considered by applicable law, its  affiliates)  manages assets for the company or an employee  group of the  company or  otherwise  has an  interest in the company;

     2.   Whether  Western  Asset or an officer or director of Western  Asset or
          the  applicable   portfolio   manager  or  analyst   responsible   for
          recommending  the proxy vote (together,  "Voting  Persons") is a close relative  of or  has a  personal  or  business  relationship  with  an executive,  director or person who is a candidate  for director of the company or is a participant in a proxy contest; and

     3.   Whether there is any other business or personal  relationship  where a
          Voting  Person has a personal  interest  in the  outcome of the matter before shareholders.

                                Voting Guidelines

Western Asset's  substantive  voting  decisions turn on the particular facts and circumstances  of each proxy vote and are evaluated by the  designated  research analyst  or  portfolio  manager.  The  examples  outlined  below  are  meant  as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals  generally  presented to  shareholders.  Part I deals with proposals  which have been approved and are recommended  by a company's  board of  directors;  Part II deals with  proposals submitted by shareholders for inclusion in proxy statements;  Part III addresses issues relating to voting shares of investment companies;  and Part IV addresses unique considerations pertaining to foreign issuers.

I.   Board Approved Proposals

The vast  majority  of matters  presented  to  shareholders  for a vote  involve proposals  made by a company  itself that have been approved and  recommended by its board of directors.  In view of the enhanced corporate  governance practices currently being implemented in public  companies,  Western Asset generally votes in support  of  decisions  reached  by  independent  boards of  directors.  More specific guidelines related to certain board-approved proposals are as follows:

                                     B-110

     1. Matters relating to the Board of Directors

     Western Asset votes proxies for the election of the company's  nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

     a.   Votes are withheld for the entire board of directors if the board does not have a majority  of  independent  directors  or the board does not have nominating,  audit and compensation committees composed solely of independent directors.

     b.   Votes are withheld for any nominee for director who is  considered  an independent director by the company and who has received  compensation from the company other than for service as a director.

     c.   Votes are  withheld for any nominee for director who attends less than
          75%  of  board  and  committee  meetings  without  valid  reasons  for absences.

     d.   Votes  are cast on a  case-by-case  basis in  contested  elections  of directors.

     2.   Matters relating to Executive Compensation

     Western Asset generally favors compensation  programs that relate executive compensation  to a  company's  long-term  performance.  Votes are cast on a case-by-case  basis  on  board-approved  proposals  relating  to  executive compensation, except as follows:

     a.   Except  where the firm is otherwise  withholding  votes for the entire board of  directors,  Western  Asset votes for stock option plans that will result in a minimal  annual  dilution.

     b.   Western  Asset votes  against  stock option  plans or  proposals  that permit replacing or repricing of underwater options.

     c.   Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

     d.   Except  where the firm is otherwise  withholding  votes for the entire board of directors,  Western Asset votes for employee  stock  purchase plans that limit the discount for shares  purchased  under the plan to no more than 15% of their market value,  have an offering period of 27 months or less and result in dilution of 10% or less.

     3.   Matters relating to Capitalization

     The  management  of a  company's  capital  structure  involves  a number of
     important  issues,   including  cash  flows,  financing  needs  and  market
     conditions  that are  unique to the  circumstances  of each  company.  As a result,  Western  Asset  votes on a  case-by-case  basis on  board-approved proposals  involving  changes to a company's  capitalization  except  where
     Western  Asset is  otherwise  withholding  votes  for the  entire  board of directors.

                                     B-111

     a.   Western Asset votes for  proposals  relating to the  authorization  of additional common stock.

     b.   Western  Asset votes for  proposals to effect stock splits  (excluding reverse stock splits).

     c.   Western  Asset  votes  for  proposals   authorizing  share  repurchase
          programs.

     4.   Matters relating to Acquisitions,  Mergers,  Reorganizations and Other
          Transactions

     Western Asset votes these issues on a case-by-case  basis on board-approved transactions.

     5.   Matters relating to Anti-Takeover Measures

     Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

     a.   Western Asset votes on a case-by-case  basis on proposals to ratify or approve shareholder rights plans.

     b.   Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

     6.   Other Business Matters

     Western Asset votes for  board-approved  proposals  approving  such routine business  matters  such as  changing  the  company's  name,  ratifying  the appointment of auditors and procedural  matters relating to the shareholder meeting.

     a.   Western  Asset votes on a  case-by-case  basis on proposals to amend a company's charter or bylaws.

     b.   Western  Asset  votes   against   authorization   to  transact   other
          unidentified, substantive business at the meeting.

II.  Shareholder Proposals

SEC  regulations  permit  shareholders  to submit  proposals  for inclusion in a company's proxy statement.  These proposals generally seek to change some aspect of a company's  corporate  governance  structure or to change some aspect of its business  operations.  Western Asset votes in accordance with the recommendation of the  company's  board of directors on all  shareholder  proposals,  except as follows:

     1. Western  Asset votes for  shareholder  proposals to require  shareholder approval of shareholder rights plans.

     2. Western Asset votes for  shareholder  proposals that are consistent with
     Western Asset's proxy voting guidelines for board-approved proposals.

                                     B-112

     3.  Western  Asset  votes on a  case-by-case  basis  on  other  shareholder proposals  where the firm is  otherwise  withholding  votes for the  entire board of directors.

III. Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end  investment  companies to implement its investment strategies.  Shareholder votes for investment companies that  fall  within  the  categories  listed in Parts I and II above are voted in accordance with those guidelines.

     1. Western  Asset votes on a  case-by-case  basis on proposals  relating to changes in the investment  objectives of an investment  company taking into account the original  intent of the fund and the role the fund plays in the clients' portfolios.

     2. Western Asset votes on a  case-by-case  basis all  proposals  that would result in  increases  in expenses  (e.g.,  proposals  to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account  comparable  expenses  for  similar  funds and the  services  to be provided.

IV.  Voting Shares of Foreign Issuers

In the event  Western  Asset is required to vote on  securities  held in foreign issuers  - i.e.  issuers  that are  incorporated  under  the  laws of a  foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock  market,  the  following  guidelines  are used,  which are premised on the existence  of a sound  corporate  governance  and  disclosure  framework.  These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

     1. Western Asset votes for shareholder  proposals calling for a majority of the directors to be independent of management.

     2. Western Asset votes for  shareholder  proposals  seeking to increase the independence of board nominating, audit and compensation committees.

     3. Western Asset votes for shareholder  proposals that implement  corporate governance  standards  similar to those  established under U.S. federal law and the  listing  requirements  of U.S.  stock  exchanges,  and that do not otherwise  violate the laws of the jurisdiction  under which the company is incorporated.

     4. Western Asset votes on a case-by-case basis on proposals relating to (1)
     the  issuance of common  stock in excess of 20% of a company's  outstanding common stock where  shareholders do not have preemptive  rights, or (2) the issuance  of  common  stock in excess  of 100% of a  company's  outstanding common stock where shareholders have preemptive rights.

                                     B-113

                              MacKay Shields LLC
                      Proxy Voting Policies and Procedures

1.   Introduction

MacKay  Shields LLC ("MacKay  Shields" or the "Firm"),  has adopted these "Proxy
Voting Policy and  Procedures"  (the  "Policy") to ensure the Firm's  compliance with Rule  206(4)-6  under the  Investment  Advisers Act of 1940 (the  "Advisers
Act") and other applicable fiduciary obligations.  The Policy applies to proxies relating to securities  held by clients of MacKay Shields who have delegated the responsibility  of voting  proxies to the Firm. The Policy is designed to assist
Firm  employees in meeting their specific  responsibilities  in this area and to ensure that proxies are voted in the best interests of the Firm's clients.

2.   Statement of Policy

2.1 It is the policy of MacKay Shields that where the Firm has voting authority, all proxies are to be voted in the best interest of the client without regard to the interests of MacKay Shields or other related parties.  Specifically,  MacKay
Shields shall not subordinate the interests of clients to unrelated  objectives.
MacKay Shields shall act with the care, skill,  prudence and diligence under the circumstances  then  prevailing  that a prudent person acting in a like capacity and familiar  with such matters  would use in the conduct of an  enterprise of a like  character  and with like  aims.  For  purposes  of the  Policy,  the "best interests of clients" shall mean, unless otherwise  specified by the client, the clients'  best  economic  interests  over the long  term - that is,  the  common interest that all MacKay  Shields  clients share in seeing the value of a common investment  increase  over  time.  It is  further  the  policy  of the Firm that complete  and  accurate  disclosure  concerning  its proxy  voting  policies and procedures  and proxy voting  records as required by the  Advisers  Act, be made available to its clients.

2.2 When proxies with respect to  securities  held by clients of MacKay  Shields have not been received by MacKay Shields or its proxy voting  service  provider,
MacKay Shields will make reasonable  efforts to obtain missing  proxies.  MacKay
Shields is not  responsible  for voting  proxies it or its proxy voting  service provider does not receive.

2.3  MacKay  Shields  may  choose  not  to  vote  proxies  under  the  following circumstances:

     o    If the effect on the client's  economic  interests or the value of the portfolio holding is indeterminable or insignificant;
     o    If the cost of voting the proxy outweighs the possible benefit; or
     o    If a jurisdiction  imposes share blocking  restrictions  which prevent the Firm from trading shares.

                                     B-114

3.   Use of Third Party Proxy Voting Service Provider

In an effort to  discharge  its  responsibility,  MacKay  Shields  has  examined third-party  services that assist in the  researching  and voting of proxies and the development of voting  guidelines.  After such review, the Firm has selected
Institutional  Shareholder  Services ("ISS") to assist it in researching  voting proposals,  analyzing the financial  implications of voting proposals and voting
proxies.   MacKay  Shields  utilizes  the  research  and  analytical   services,
operational   implementation,   administration,   record-keeping  and  reporting
services provided by ISS.

4.   Proxy Voting Guidelines

4.1 MacKay Shields has determined that, except as set forth in Sections 6 and 7, proxies  for  non-union  clients  will be voted in  accordance  with the  voting recommendations  contained in the applicable ISS domestic or global proxy voting guidelines,  as in effect from time to time. A summary of the current applicable
ISS proxy voting guidelines is attached as Exhibit A.

4.2 MacKay Shields has determined that, except as set forth in Sections 6 and 7, proxies  for  union or  Taft-Hartley  clients  who so  specify  will be voted in accordance  with the voting  recommendations  contained  in the  applicable  ISS
Taft-Hartley domestic or global proxy voting guidelines,  as in effect from time to time.  A summary of the current  applicable  ISS proxy voting  guidelines  is attached as Exhibit B.

4.3 For purposes of the Policy, the guidelines described in Sections 4.2 and 4.3 are collectively referred to as the Standard Guidelines.

4.4 A client  may  choose  to use proxy  voting  guidelines  different  from the
Standard  Guidelines  ("Custom  Guidelines").  Any  Custom  Guidelines  must  be furnished by the client to MacKay Shields in writing.

4.5 In the event the Standard  Guidelines or any client's  Custom  Guidelines do not  address  how a proxy  should  be  voted  or  state  that  the vote is to be determined on a "case-by-case" basis, the proxy will be voted in accordance with
ISS recommendations,  subject to Section 6. In the event that ISS has not made a recommendation, MacKay Shields will follow the procedure set forth in Section 7.

4.6 Notwithstanding the foregoing, MacKay Shields will vote a proxy with respect to a  particular  security  held by a client in  accordance  with such  client's specific  request  even if it is in a  manner  inconsistent  with  the  Standard
Guidelines  or the  client's  Custom  Guidelines,  as the case may be.  Any such specific  requests must be furnished to MacKay  Shields by the client in writing and must be received by MacKay on a timely basis for instructing ISS how to cast the vote.

                                     B-115

4.7 In order to avoid  possible  conflicts of  interest,  MacKay  Shields  votes proxies based on the Standard Guidelines or a client's Custom Guidelines, as the case may be. However, it is recognized that the Firm's portfolio management team has the ultimate responsibility for proxy voting.

4.8 For clients  using the Standard  Guidelines,  the Firm will  instruct ISS to cast votes in accordance with the Standard Guidelines.  For clients using Custom
Guidelines,  the Firm will provide ISS with a copy of such Custom Guidelines and will instruct ISS to cast votes in accordance with such Custom  Guidelines.  ISS will cast votes in accordance with the Standard Guidelines or Custom Guidelines, as the case may be, unless  instructed  otherwise by MacKay Shields as set forth in Sections 6 and 7. Upon receipt of a specific  request from a client  pursuant to  Section  4.6,  the Firm will  instruct  ISS to cast such  client's  proxy in accordance with such request.

5.   Client Account Set-up and Review

5.1 Initially,  MacKay Shields must determine whether the client seeks to retain the responsibility of voting proxies,  or seeks to delegate that  responsibility to the Firm. The marketing or client service person  responsible  for setting up the account, in conjunction with MacKay's Legal/Compliance Department, will have primary  responsibility for making that  determination.  In its sole discretion, the Firm may decline to accept  authority to vote a client's  proxies.  Any such refusal shall be in writing and sent to the client via certified mail.

5.2 In most cases, the delegation of voting authority to MacKay Shields, and the
Firm's use of a third-party  proxy voting service provider shall be memorialized in the client's investment management  agreement.  The client may choose to have the  Firm  vote  proxies  in  accordance  with  the  Standard  Guidelines  or in accordance with the client's Custom Guidelines.

5.3 MacKay  Shields shall notify ISS of new client  accounts  using such form as
ISS shall specify from time to time.  Designated  personnel within the Firm will be  responsible  for ensuring that each new client's  account for which the Firm has proxy voting authority is established on the appropriate systems.

6.   Overriding Guidelines

A portfolio manager may propose that a particular proxy vote be cast in a manner different from the Standard Guidelines or an ISS voting  recommendation,  or may propose an abstention  from voting,  if he/she  believes that to do so, based on all facts and circumstances,  is in the best interest of the Firm's clients as a whole. Any portfolio manager who proposes to override the Standard Guidelines or an ISS voting recommendation on a particular vote or to abstain from voting must complete a Proxy Vote Override/Decision Form, which is set forth in Exhibit C.

                                     B-116

7.   Referral of Voting Decision by ISS to MacKay Shields

7.1 In the event that the Standard Guidelines or a client's Custom Guidelines do not address how a proxy should be voted on a specific proposal for an issuer and
ISS has not made a recommendation as to how such proxy should be voted, ISS will so advise MacKay Shields,  In that event, the  Legal/Compliance  Department will request that the appropriate  portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

7.2 In the event that the Standard  Guidelines or a client's  Custom  Guidelines require a  "case-by-case"  determination  on a particular proxy vote and ISS has not made a  recommendation  as to how such  proxy  should be voted,  ISS will so advise MacKay  Shields.  In that event,  the  Legal/Compliance  Department  will request that the appropriate  portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

7.3 In the event that ISS  determines  that a conflict of  interest  exists as a result of which ISS is precluded from making a recommendation  as to how a proxy should be voted on a specific proposal for an issuer,  ISS will so advise MacKay
Shields.  In that event, the  Legal/Compliance  Department will request that the appropriate  portfolio manager make a voting recommendation and complete a Proxy
Vote Override/Decision Form.

8.   Conflicts of Interest

8.1 The Firm's portfolio  managers may make proxy voting decisions in connection with (i)  overriding  the Standard  Guidelines  or an ISS voting  recommendation pursuant to Section 6, or (ii) deciding on a vote pursuant to Section 7. In such event, the portfolio managers have an affirmative duty to disclose any potential conflict of interest  known to them that exists  between the Firm and the client on whose behalf the proxy is to be voted ("Conflict").

8.2.  By way of example,  Conflicts  may exist in  situations  where the Firm is called to vote on a proxy  involving an issuer or proponent of a proxy  proposal regarding the issuer where MacKay  Shields or an  affiliated  person of the Firm also:

     o    Manages the issuer's or proponent's pension plan;
     o    Administers the issuer's or proponent's employee benefit plan;
     o    Provided brokerage, underwriting, insurance or banking services to the issuer or proponent; or
     o    Manages money for an employee group.

Additional Conflicts may exist, among others, if an executive of the Firm or its control  affiliates  is a close  relative  of,  or has a  personal  or  business relationship with:

                                     B-117

     o    An executive of the issuer or proponent;
     o    A director of the issuer or proponent;
     o    A person who is a candidate to be a director of the issuer;
     o    A participant in the proxy contest; or
     o    A proponent of a proxy proposal.

8.3  Whether a  relationship  creates a  Conflict  will  depend on the facts and circumstances.  Even if these  parties do not attempt to influence the Firm with respect  to  voting,  the  value of the  relationship  to MacKay  Shields  or an affiliate can create a Conflict.

8.4 After a Proxy Vote  Override/Decision Form is completed pursuant to Sections
6 or 7, such Form, which elicits  information as to whether a potential Conflict exists, must be submitted to the Legal/Compliance  Department for review. If the
Firm's General Counsel ("GC") or Chief  Compliance  Officer  ("CCO")  determines that  there  is no  potential  Conflict,  the GC or CCO or their  designate  may instruct ISS to vote the proxy issue as set forth in the completed Form.

8.5 If the GC or CCO determines that there exists or may exist a Conflict, he or she will  refer the  issue to the  Compliance  Committee  for  consideration  by convening (in person or via  telephone) an emergency  meeting of the  Compliance
Committee. For purposes of this Policy, a majority vote of those members present shall resolve any Conflict. The Compliance Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual Conflict and make a  determination  as to how to vote the proxy - i.e.,  whether to permit or deny the  recommendation  of the  portfolio  manager,  or  whether to take other action,  such as  delegating  the proxy vote to an  independent  third  party or obtaining voting instructions from clients.

8.6 In  considering  the  proxy  vote and  potential  Conflict,  the  Compliance
Committee may review the following factors, including but not limited to:

     o    The percentage of outstanding  securities of the issuer held on behalf of clients by the Firm.
     o    The  nature of the  relationship  of the  issuer  with the  Firm,  its affiliates or its executive officers
     o    Whether there has been any attempt to directly or indirectly influence the portfolio manager's decision.
     o    Whether the  direction  (for or against)  of the  proposed  vote would appear to benefit the Firm or a related party.
     o    Whether  an  objective  decision  to vote in a certain  way will still create a strong appearance of a Conflict.

MacKay  Shields  may not  abstain  from voting any such proxy for the purpose of avoiding Conflict.

                                     B-118

9.   Securities Lending

MacKay  Shields  will  monitor  upcoming  meetings  and  call  stock  loans,  if applicable,  in  anticipation  of an important vote to be taken among holders of the  securities or of the giving or  withholding  of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant  portfolio  manager(s) shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan.

10.  Reporting

Upon  request,  MacKay  Shields  shall report  annually (or more  frequently  if specifically  requested)  to its  clients on proxy  votes cast on their  behalf.
MacKay  Shields  will  provide any client who makes a written or verbal  request with a copy of a report  disclosing how MacKay Shields voted  securities held in that  client's  portfolio.  The report  will  generally  contain  the  following information:

     o    The name of the issuer of the security;
     o    The security's exchange ticker symbol;
     o    The security's CUSIP number;
     o    The shareholder meeting date;
     o    A brief identification of the matter voted on;
     o    Whether the matter was proposed by the issuer of by a security holder;
     o    Whether MacKay Shields cast its vote on the matter;
     o    How MacKay Shields voted; and
     o    Whether MacKay Shields voted for or against management.

     11.  Record-Keeping

          Either  MacKay  Shields or ISS as  indicated  below will  maintain the following records:

     o    A copy of the Policy and MacKay's Standard Guidelines;

     o    A copy of each proxy statement received by MacKay Shields or forwarded to ISS by the client's custodian regarding client securities;

     o    A record of each vote cast by MacKay Shields on behalf of a client;

     o    A copy of all documents  created by MacKay  Shields that were material to making a decision on the proxy voting,  (or abstaining from voting)
          of client  securities or that  memorialize the basis for that decision including  the  resolution  of any  Conflict,  a copy of all guideline override requests and all supporting documents; and

                                     B-119

     o    A copy of each  written  request  by a client for  information  on how
          MacKay  Shields  voted  proxies on behalf of the client,  as well as a copy of any  written  response  by MacKay  Shields to any request by a client for  information  on how MacKay Shields voted proxies on behalf of the  client;  records  of oral  requests  for  information  or oral responses will not be kept.

     Such records must be maintained for at least seven years.

12.  Review of Voting and Guidelines

As part of its periodic  reviews,  MacKay Shields'  Legal/Compliance  Department will  conduct an annual  review of the prior  year's proxy voting as well as the guidelines  established for proxy voting.  Documentation  shall be maintained of this  review  and a report  setting  forth the  results  of the  review  will be presented annually to the Compliance Committee.

13.  How to Request Information On How the Firm Voted Proxies

Clients may, at anytime,  request and receive information from MacKay Shields as to how the Firm voted proxies for  securities  held in their  account.  Any such
proxy   information   request   should  be  in  writing   and  mailed  or  faxed
((212)-754-9205) to MacKay Shields Client Services Department at:

         MacKay Shields LLC
         9 West 57th Street
         New York, NY 10019
         ATTN:  Client Services

Attachments:

Exhibit A - Summary of Standard Guidelines for non-union clients

Exhibit B - Summary of Standard Guidelines for union clients (Taft-Hartley)

Exhibit C-  Proxy Vote Override/Decision Form

___________________
Effective January 2005

                                     B-120

                                    EXHIBIT C

                        Proxy Vote Override/Decision Form

Portfolio Manager Requesting Override/Making Decision: ________________________

Portfolio Management Product Area (check one):Growth  Value International Equity
Convertible  Fixed (High Yield)  Fixed (High Grade)

Security Issuer:  ________________

Security's exchange ticker symbol:  _______________

Cusip #:  _____________

# of Shares held:  ____________

Percentage of outstanding shares held:  ____________

Type of accounts holding security:  Mutual Funds (name each fund):  ___
                                    Separate Accounts (specify number):  ____
                                    Other (describe):  _________

Applicable Guidelines (check one):   MacKay Standard (A or B)
                                     Other (specify):  __________________

Shareholder Meeting Date:  __________________

Response Deadline:  ____________________

Brief Description of the Matter to be Voted On:
_______________________________________________
_______________________________________________
_______________________________________________
_______________________________________________

Proposal Type (check one):  Management Proposal
          Shareholder Proposal (identify proponent: ___________________________)

Recommended vote by issuer's management (check one):  For      Against

                                     B-121

Recommended vote by ISS (check one): For       Against        Abstain
                                     No Recommendation

Portfolio manager recommended vote (check one): For      Against         Abstain

Describe in detail why you believe  this  override/decision  is in the  client's best interest (attach supporting documentation):
_______________________________________________
_______________________________________________
_______________________________________________
_______________________________________________

Are you  aware of any  relationship  between  the  issuer,  or its  officers  or directors, and MacKay Shields or any of its affiliates?

           No       Yes (describe below)
_______________________________________________
_______________________________________________
_______________________________________________
_______________________________________________

Are you aware of any relationship between the issuer,  including its officers or directors,  and  any  executive  officers  of  MacKay  Shields  or  any  of  its affiliates?

           No       Yes (describe below)
_______________________________________________
_______________________________________________
_______________________________________________
_______________________________________________

Are you aware of any  relationship  between the proponent of the proxy  proposal
(if not the issuer) and MacKay Shields or any of its affiliates?

           No       Yes (describe below)
_______________________________________________
_______________________________________________
_______________________________________________
_______________________________________________

                                     B-122

Are you aware of any  relationship  between the proponent of the proxy  proposal
(if not the issuer) and any executive  officers of MacKay  Shields or any of its affiliates?

           No       Yes (describe below)
_______________________________________________
_______________________________________________
_______________________________________________
_______________________________________________

Has anyone  (outside of your  portfolio  management  area)  contacted  you in an attempt to influence your decision to vote this proxy matter?

           No       Yes

If yes, please describe below who contacted you and on whose behalf,  the manner in which  you were  contacted  (such as by  phone,  by mail,  as part of  group, individually  etc.),  the  subject  matter  of the  communication  and any other relevant information, and attach copies of any written communications.
_______________________________________________
_______________________________________________
_______________________________________________
_______________________________________________

Are you  aware of any  facts  related  to this  proxy  vote  that may  present a potential  conflict of interest  with the  interests  of the  client(s) on whose behalf the proxies are to be voted?
           No       Yes (describe below)
_______________________________________________
_______________________________________________
_______________________________________________
_______________________________________________

Certification:

The undersigned  hereby certifies that to the best of his or her knowledge,  the above statements are complete and accurate,  and that such  override/decision is in the  client(s)'  best  interests  without  regard to the  interests of MacKay
Shields or any related parties.

         _________________________  Date:  __________________________
Name:
Title:

                                     B-123

Product Head Concurrence with Override Request/Decision:

         _________________________  Date:  __________________________
Name:
Title:

Legal/Compliance Action:

          Override/decision approved
          Referred to Compliance Committee for Further Consideration

         _____________________________  Date:  ___________________________
Name:
Title:

                                     B-124

                        Aberdeen U.S. Registered Advisers
                      Proxy Voting Policies and Procedures

The  following  are  proxy  voting   policies  and  procedures   ("Policies  and
Procedures") adopted by affiliated  investment advisers registered with the U.S.
Securities and Exchange  Commission ("SEC") under the Investment Advisers Act of
1940, as amended  ("Advisers  Act"),  that are  subsidiaries  of Aberdeen  Asset
Management PLC ("AAM"); including, specifically, Aberdeen Asset Management Inc., a Delaware Corporation, ("Aberdeen FL"), Aberdeen Asset Management Asia Limited,
a Singapore Corporation  ("Aberdeen  Singapore"),  and Aberdeen Asset Management
Limited, an Australian  Corporation  ("Aberdeen AU"),  (collectively referred to herein as "Aberdeen Advisers" and each an "Aberdeen Adviser") (collectively with
AAM, "Aberdeen").(1) Pursuant to a Memorandum of Understanding ("MOU"), Aberdeen
Asset Managers Limited  ("Aberdeen UK"), a non-US registered  adviser,  provides advisory  resources to certain U.S.  clients of Aberdeen  Singapore and Aberdeen
AU. In addition, Aberdeen UK provides advisory resources to certain U.S. clients of Aberdeen FL pursuant to another MOU.  Under these MOUs, the affiliates of the
Aberdeen Advisers may provide various portfolio management resources,  including substantive  advice on voting  proxies for  certain  equity  securities.  To the extent that Aberdeen UK provides advisory services to any clients of Aberdeen FL or to U.S.  clients of Aberdeen  Singapore or Aberdeen  AU,  Aberdeen UK will be subject to the control and supervision of the registered adviser and will follow these Policies and Procedures as part of providing such advisory services. These
Policies  and  Procedures  are  adopted  to ensure  compliance  by the  Aberdeen
Advisers  with  Rule  206(4)-6  under  the  Advisers  Act and  other  applicable fiduciary obligations under rules and regulations of the SEC and interpretations of its staff  with  respect  to proxies  for  voting  securities  held by client portfolios.

Clients may consist of  investment  companies  registered  under the  Investment
Company Act of 1940, as amended  ("1940 Act")  ("Funds" and each a "Fund"),  and other U.S.  residents  as well as  non-U.S.  registered  funds or  clients.  Any
Aberdeen  Adviser  located in the  United  States  follows  these  Policies  and
Procedures for each of its respective clients as required under the Advisers Act and other  applicable law, unless  expressly  directed by a client in writing to refrain  from voting that  client's  proxies or to vote in  accordance  with the client's proxy voting policies and procedures. Aberdeen Advisers located outside the U.S. may provide proxy voting  services to their  non-U.S.  based clients in accordance  with the  jurisdiction  in which  the  client is  located.  Aberdeen
Advisers  who advise or  subadvise  the Funds  follow  both these  Policies  and
Procedures and the proxy voting policies and procedures adopted by the Funds and their Boards of Directors.

--------------------
(1)  These policies and  procedures  address proxy voting  considerations  under
     U.S.  law and  regulation  and do not address the laws or  requirements  of other jurisdictions.

                                     B-125

I.   Definitions

     A. "Best  interest of clients".  Clients' best economic  interests over the long term -- that is, the common  interest  that all clients share in seeing the value of a common  investment  increase  over time.  Clients may have  differing political or social  interests,  but their best  economic  interest is generally uniform.

     B. "Material conflict of interest".  Circumstances when an Aberdeen Adviser or any  member of senior  management,  portfolio  manager or  portfolio  analyst knowingly  does  business with a particular  proxy issuer or closely  affiliated entity,  which may appear to create a material conflict between the interests of the  Aberdeen  Adviser and the  interests  of its clients in how proxies of that issuer are voted.  A material  conflict of interest  might also exist in unusual circumstances  when  Aberdeen  has  actual  knowledge  of  a  material  business arrangement  between a particular proxy issuer or closely  affiliated entity and an affiliate of an Aberdeen Adviser.

II.  General Voting Policies

     A. Client's Best  Interest.  These Policies and Procedures are designed and implemented  in a way that is  reasonably  expected to ensure  that  proxies are voted in the best  interests  of  clients.  Proxies  are  voted  with the aim of furthering  the best  economic  interests of clients,  promoting  high levels of corporate governance and adequate disclosure of company policies, activities and returns, including fair and equal treatment of stockholders.

     B. Shareholder  Activism.  Aberdeen Advisers seek to develop  relationships with the  management  of  portfolio  companies  to  encourage  transparency  and improvements  in the  treatment of  employees,  owners and  stakeholders.  Thus,
Aberdeen  Advisers  may engage in  dialogue  with the  management  of  portfolio companies with respect to pending proxy voting issues.

     C. Case-by-Case  Basis. These Policies and Procedures are guidelines.  Each vote is ultimately cast on a case-by-case  basis,  taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant  facts and  circumstances  at the time of the vote.  Aberdeen
Advisers may cast proxy votes in favor of management proposals or seek to change the views of  management,  considering  specific  issues as they  arise on their merits.  Aberdeen  Advisers  may also join with  other  investment  managers  in seeking to submit a  shareholder  proposal  to a company or to oppose a proposal submitted  by the  company.  Such  action may be based on  fundamental,  social, environmental or human rights grounds.

     D.  Individualized.  These  Policies  and  Procedures  are tailored to suit
Aberdeen's  advisory  business and the types of securities  portfolios  Aberdeen
Advisers  manage.  To the  extent  that  clients  (e.g.,  investment  companies, corporations,  pension  plans)  have  adopted  their  own  procedures,  Aberdeen
Advisers  may vote the  same  securities  differently  depending  upon  clients'
directions.

     E. Material  Conflicts of Interest.  Material conflicts are resolved in the best  interest of  clients.  When a material  conflict  of  interest  between an
Aberdeen  Adviser and its  respective  client(s)  is  identified,  the  Aberdeen
Adviser will choose among the procedures set forth in Section IV.B.2.  below, to resolve such conflict.

     F. Limitations.  The circumstances  under which Aberdeen may take a limited role in voting proxies, include the following:

                                     B-126

          1. No  Responsibility.  Aberdeen  Advisers  will not vote  proxies for client  accounts in which the client  contract  specifies that Aberdeen will not vote. Under such  circumstances,  the clients' custodians are instructed to mail proxy material directly to such clients.

          2. Limited Value.  Aberdeen  Advisers may abstain from voting a client proxy if the  effect on  shareholders'  economic  interests  or the value of the portfolio holding is indeterminable or insignificant. Aberdeen Advisers may also abstain from voting the proxies of portfolio  companies held in their  passively managed funds. Proxies with respect to securities that have been sold before the date of the  shareholders  meeting and are no longer held by a client  generally will not be voted.

          3.  Unjustifiable  Costs.  Aberdeen  may abstain  from voting a client proxy for cost reasons (e.g., non-U.S. securities).

          4. Securities Lending Arrangements. If voting securities are part of a securities lending program,  Aberdeen may be unable to vote while the securities are on loan.

          5. Share  Blocking.  Certain  jurisdictions  may impose share blocking restrictions  at various times which may prevent  Aberdeen from  exercising  its voting authority.

          6.  Special  Considerations.  Aberdeen's  responsibilities  for voting proxies are determined generally by its obligations under each advisory contract or similar  document.  If a client requests in writing that an Aberdeen  Adviser vote its proxy in a manner  inconsistent  with these  Policies  and  Procedures,
Aberdeen may follow the  client's  direction or may request that the client vote the proxy directly.

     G. Sources of Information.  Aberdeen may conduct research internally and/or use the resources of an independent research  consultant.  Aberdeen may consider legislative  materials,  studies of corporate  governance and other proxy voting issues,  and/or  analyses of shareholder  and management  proposals by a certain sector of companies, e.g., Fortune 500 companies.

     H.  Subadvisers.  To the  extent  that  an  Aberdeen  Adviser  may  rely on subadvisers,  whether affiliated or unaffiliated, to manage any client portfolio on a discretionary basis, the Aberdeen Adviser will delegate  responsibility for voting proxies to the subadviser.  However,  such  subadvisers  will be required either to follow these  Policies and  Procedures  or to  demonstrate  that their proxy voting  policies and  procedures  are  consistent  with these Policies and
Procedures or otherwise implemented in the best interests of Aberdeen clients.

     I. Availability of Policies and Procedures.  Aberdeen Advisers will provide clients with a copy of these  Policies and  Procedures,  as revised from time to time, upon request.

     J.  Disclosure of Vote. As disclosed in Part II of each Aberdeen  Adviser's
Form ADV, a client  may  obtain  information  on how its  proxies  were voted by requesting such information from its Aberdeen Adviser.  Aberdeen Advisers do not generally  disclose client proxy votes to third parties,  other than as required for Funds, unless specifically requested, in writing, by the client.

                                     B-127

III. Specific Voting Policies

     A. General Philosophy.

          o    Support existing management on votes on the financial  statements of a company and the election of the Board of Directors;

          o    Vote for the acceptance of the accounts  unless there are grounds to  suspect  that  either  the  accounts  as  presented  or audit procedures  used,  do not present an accurate  picture of company results; and

          o    Support  routine  issues such as the  appointment  of independent auditors,  allocation  of  income  and the  declaration  of stock
               (scrip) dividend proposals provided there is a cash alternative.

     B. Anti-takeover Measures. Aberdeen Advisers vote on anti-takeover measures on a case-by-case  basis taking into consideration such factors as the long-term
financial   performance  of  the  target   company   relative  to  its  industry
competition.  Key  measures of  performance  will  include the growth  rates for sales, operating income, net income and total shareholder returns. Other factors which will be considered include margin analysis, cash flow and debt levels.

     C. Proxy Contests for Control. Aberdeen Advisers vote on proxy contests for control on a  case-by-case  basis  taking  into  consideration  such  factors as long-term financial  performance of the target company relative to its industry, management's  track record,  background to the proxy contest,  qualifications of director nominees, evaluation of what each side is offering shareholders as well as the likelihood  that the proposed  objectives and goals can be met, and stock ownership positions.

     D. Contested Elections.  Aberdeen Advisers vote on contested elections on a case-by-case  basis taking into consideration such factors as the qualifications of all director  nominees.  Aberdeen  Advisers also consider the independence of board and key committee  members and the corporate  governance  practices of the company.

     E.  Executive  compensation  proposals.  Aberdeen  Advisers  consider  such proposals  on a  case-by-case  basis taking into  consideration  such factors as executive pay and spending perquisites, particularly in conjunction with sub-par performance and employee layoffs.

     F. Shareholder  Proposals.  Aberdeen  Advisers consider such proposals on a case-by-case basis. Aberdeen Advisers support those proposals which will improve the company's corporate governance or business profile at a reasonable cost, but may oppose proposals which result in significant cost being incurred with little or no benefit to the company or its shareholders.

IV.  Proxy Voting Procedures

This section applies to each Aberdeen  Adviser except to the extent that certain procedures are identified as applicable only to a specific Aberdeen Adviser.

                                     B-128

     A. Obtain Proxy.  Registered owners of record,  e.g., trustees or custodian banks,  that receive proxy materials from the issuer or its  information  agent, are instructed to sign physical proxy cards in blank and forward directly to the relevant  Aberdeen  Adviser's proxy  administrator  ("PA").  Proxies may also be delivered  electronically  by custodians using proxy services such as ProxyEdge.
Each proxy received is matched to the securities to be voted.

     B. Material Conflicts of Interest.

          1.  Identify  the  existence  of any  material  conflicts  of interest relating to the securities to be voted or the issue at hand.  Portfolio managers and research analysts (Analysts") and senior management of each Aberdeen Adviser have an  affirmative  duty to  disclose to the  relevant  proxy  committees  any personal  conflicts such as officer or director  positions  held by them,  their spouses or close relatives in the portfolio company or attempts by the portfolio company  to exert  influence  over  such  person  with  respect  to their  vote.
Conflicts  based on business  relationships  or dealings  of  affiliates  of any
Aberdeen Adviser will only be considered to the extent that the Aberdeen Adviser has actual knowledge of such business relationships.

          2. When a material conflict of interest between an Aberdeen  Adviser's interests and its clients'  interests appears to exist, the Aberdeen Adviser may choose among the  following  options to  eliminate  such  conflict:  (1) vote in accordance  with these  Policies  and  Procedures  if it  involves  little or no discretion;  (2) vote as  recommended  by a third party  service if the Aberdeen
Adviser utilizes such a service; (3) "echo vote" or "mirror vote" the proxies in the same  proportion  as the votes of other proxy  holders that are not Aberdeen clients;  (4) if  possible,  erect  information  barriers  around  the person or persons  making  voting  decisions  sufficient to insulate the decision from the conflict; (5) if practical,  notify affected clients of the conflict of interest and seek a waiver of the  conflict;  or (6) if agreed  upon in writing  with the client,  forward the proxies to affected clients allowing them to vote their own proxies.

     C. Analysts.  The PA for each Aberdeen  Adviser will ensure that each proxy
statement   is  directed  to  the   appropriate   Analyst.   If  a  third  party
recommendation service has been retained, the relevant PA will forward the proxy statement to the Analyst with the recommendation  highlighted.  The Analyst will determine whether to vote as recommended by the service provider or to recommend an  alternative  and shall advise the PA. The Analyst may consult with the PA as
necessary.   If  the  Analyst   recommends   voting   against  the  third  party
recommendation,  he or she is responsible  for  documenting the reasons for such recommendation and that no conflict of interest influenced such  recommendation.
If no third party recommendation  service is utilized or if no recommendation is provided,  the Analyst is responsible  for  documenting the rationale for his or her vote recommendation.

     D. Vote. The following describes the breakdown of responsibilities  between the PA and the  Proxy  Committee  ("PC")  of each  Aberdeen  Adviser  in  voting portfolio securities and the extent to which the Aberdeen Advisers rely on third party service providers.

          1. Aberdeen FL Clients

The PA for Aberdeen FL ("PA-FL"), who resides in Ft. Lauderdale,  and the PA for
Aberdeen UK ("PA-UK"), which is part of the Trade Processing Department resident in Scotland, are responsible for ensuring that votes for Aberdeen FL clients are cast and cast in accordance  with these Policies and  Procedures.  The PA-FL and the  PA-UK  are  identified  more  specifically  on  Appendix  A1.  The PA-FL is primarily  responsible for administering proxy votes for the Phoenix funds which are  sub-advised  by Aberdeen FL and the US closed-end  Funds for which Aberdeen
Singapore is the Manager.

                                     B-129

Responsibility  for considering the substantive  issues relating to any vote and for deciding how shares will be voted resides with the relevant  Analyst whether located in Aberdeen FL,  Aberdeen UK, Aberdeen AU or Aberdeen  Singapore.  Under
Aberdeen-FL's  MOU with Aberdeen  Singapore,  the relevant  Analyst for Far East equity securities will generally reside in Aberdeen Singapore.

In the event that a material  conflict of interest is identified by any Analyst, whether  in  Aberdeen  FL,  Aberdeen  UK,  Aberdeen  AU or  Aberdeen  Singapore,
decisions  on how to vote will be  referred to the  Aberdeen FL proxy  committee
("PC-FL/UK").  Under  Aberdeen  FL's MOU  with  Aberdeen  UK,  the  PC-FL/UK  is headquartered in Glasgow, Scotland, and includes the Chief Investment Officer or
Deputy Chief Investment Officer, the head of the Socially Responsible  Investing
("SRI")  Team and a member of the  Compliance  team,  who are more  specifically identified  on Appendix  A1. The PC-FL/UK  meets as needed to consider  material conflicts of interest or any other items raising unique issues.  If the PC-FL/UK
determines   that  there  is  no  material   conflict  of  interest,   the  vote
recommendation will be forwarded to the appropriate proxy administrator,  either the PA-FL or PA-UK.  If a material  conflict  of  interest  is  identified,  the
PC-FL/UK  will follow the conflict of interest  procedures  set forth in Section
IV.B.2., above.

Aberdeen FL has engaged ProxyEdge, a third party service provider, to cast votes electronically  for  certain  clients  and to  maintain  records  of such  votes electronically.(2)  Votes for some of the wrap accounts are handled manually and hard copies of any manual  votes cast are  maintained  in the Florida  office of
Aberdeen  FL.  Pursuant to the MOU,  Aberdeen UK votes  proxies for certain U.S.
clients of  Aberdeen  FL.  Aberdeen  UK has  engaged  Institutional  Shareholder
Services ("ISS"), a third party service provider, to provide (1) notification of impending  votes;  (2) research into non-routine  votes,  including  shareholder resolutions;  (3) voting  recommendations  which may be viewed on-line;  and (4)
web-based voting. In the absence of any material conflict of interest,  Aberdeen
FL may  either  vote in  accordance  with the ISS  recommendation  or decline to follow the ISS recommendation  based on its own view of the agenda item provided that decisions to vote contrary to the ISS  recommendation are documented as set forth in  Section  IV.C.,  above.  For  clients  on the ISS  system,  votes  are automatically  entered in accordance with ISS  recommendations  unless the PA-UK expressly changes the vote prior to the voting deadline with appropriate analyst documentation. In the event of a material conflict of interest, Aberdeen FL will follow the procedures outlined in Section IV.B.2, above.

--------------------
(2)  The Phoenix Funds,  sub-advised by Aberdeen FL, require  electronic  voting through  ProxyEdge.  Custodians  for certain other clients also provide the
     PA-FL with access to ProxyEdge.

                                     B-130

          2. Aberdeen Singapore Clients

Aberdeen AU and Aberdeen  Singapore are responsible for deciding how to vote for the US  closed-end  Funds and will  instruct  the PA for the  Florida  office of
Aberdeen FL  ("PA-Florida")  accordingly.  The PA-Florida  shall ensure that the votes are cast and cast in accordance  with the relevant Proxy Voting Policy and
Procedure of the relevant Fund. The PA-Florida uses ProxyEdge to  electronically cast votes for the Funds and to maintain electronic records of the votes cast.

Responsibility  for considering the substantive issues relating to any Fund vote and for  deciding  how the shares will be voted  resides  with  relevant  equity and/or fixed income  Analyst.  The relevant  analyst may be a member of the Fund portfolio management team in Aberdeen Singapore,  Aberdeen AU or Aberdeen UK. In the event that a material  conflict of interest is identified,  decisions on how to vote will be referred to the proxy committee ("PC-Asia") located in Singapore
and  Australia,   comprised  of  a  representative  from  each  of  equity  fund management,  fixed income fund management and compliance teams respectively,  as more  specifically  set out in  Appendix  A2.  The  PC-Asia  meets as  needed to consider a material  conflict  of interest  or any other  items  raising  unique issues. If the PC-Asia determines there is no material conflict of interest, the vote  recommendation  will be  forwarded  to the  PA-Florida  to be  cast.  If a material  conflict  of  interest  is  identified,  the  PC-Asia  will follow the conflict of interest procedures set forth in Section IV.B.2.,  above, and in the
Aberdeen Funds Proxy Voting Policy and Procedures.

     E. Review.  Each PA is  responsible  for ensuring that proxy  materials are received in a timely manner and reconciled  against  holdings on the record date of client  accounts  over which the  Aberdeen  Adviser has voting  authority  to ensure  that  all  shares  held  on the  record  date,  and for  which a  voting obligation exists, are voted.

V.   Documentation, Recordkeeping and Reporting Requirements

     A. Documentation. The Aberdeen PAs are responsible for:

          1.   Implementing and updating these Policies and Procedures;

          2.   Overseeing the proxy voting process;

          3.   Consulting  with  portfolio  managers/analysts  for the  relevant portfolio security; and

          4.   Maintaining  manual proxy voting records,  if any, and overseeing and reviewing voting  execution and  recordkeeping by third party providers such as ISS and ProxyEdge.

     B. RecordKeeping.

          1. Each  Aberdeen  Adviser  maintains or procures the  maintenance  of records of all proxies it has voted.  As permitted by Rule 204-2(c),  electronic proxy  statements  and the  record of each vote cast by each  client  account of
Aberdeen FL will be  maintained  by either ISS and Proxy Edge,  depending on the client account.  Similarly,  electronic  proxy statements and the record of each vote cast by each U.S.  client account of Aberdeen  Singapore will be maintained by Proxy Edge.(3)  Aberdeen FL shall obtain and maintain  undertakings from both
ISS and Proxy Edge to provide it with copies of proxy  voting  records and other documents  relating  to its  clients'  votes  promptly  upon  request.  Aberdeen
Advisers,  ISS and Proxy Edge may rely on the SEC's EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (e.g., large U.S.-based issuers).

          2. As required by Rule 204-2(c), such records will also include: (a) a copy of the Policies and Procedures;  (b) a copy of any document  created by the
Aberdeen  Adviser  that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision;  and (c)
each written client request for proxy voting records and the Aberdeen  Adviser's written response to any (written or oral) client request for such records.

          3.  Duration.  Proxy voting books and records will be maintained in an easily  accessible  place  for a  period  of five  years,  the  first  two in an appropriate office of the Aberdeen Adviser.

--------------------
(3)  A Fund's proxy voting record must be filed with the SEC on Form N-PX.  Form
     N-PX must be  completed  and signed in the manner  required,  containing  a fund's proxy voting  record for the most recent  twelve-month  period ended
     June 30th  (beginning  August 31, 2004). If an Aberdeen  Adviser  delegates this reporting responsibility to a third party service provider such as ISS or Proxy Edge, it will ensure that the third party service  provider  files
     Form N-PX accordingly.

                                     B-131

     C.  Reporting.  Aberdeen  FL,  Aberdeen  AU  and  Aberdeen  Singapore  will initially inform clients of these Policies and Procedures by summary  disclosure in Part II of their respective Forms ADV. Upon receipt of a client's request for more information,  Aberdeen FL, Aberdeen AU and Aberdeen  Singapore will provide to the client a copy of these Policies and Procedures and/or, in accordance with the client's stated requirements, how the client's proxies were voted during the period  requested  subsequent to the adoption of these Policies and  Procedures.
Such periodic  reports,  other than those required for the US closed-end  Funds, will not be made available to third parties absent the express  written  request of the client.  However,  to the extent that any Aberdeen Adviser may serve as a subadviser to another adviser to a Client,  such Aberdeen Adviser will be deemed to be authorized to provide proxy voting records on such Client accounts to such other adviser.

     D. Review of Policies and Procedures. These Policies and Procedures will be subject  to review on a periodic  basis as deemed  appropriate  by the  Aberdeen
Advisers.

Effective Date: December, 2004

                                     B-132

                                                                     APPENDIX A1
PA-FL

Silvana Barrenechea

PA-UK

Members of Trade Processing Department in Scotland

----------------------------------- -------------------------------------------
Names:                              Titles:
----------------------------------- -------------------------------------------
Barry McAllister                    Investment Administration Supervisor
----------------------------------- -------------------------------------------
Eileen Reekie                       Investment Administrator
----------------------------------- -------------------------------------------

PC-FL/UK

Chief Investment Officer/Deputy CIO/Head of SRI/Compliance Officer***

----------------------------------- --------------------------------------------
Names:                              Titles:
----------------------------------- --------------------------------------------
Anne Richards                       Chief Investment Officer
----------------------------------- --------------------------------------------
Andrew Preston                      Head of Socially Responsible Investing (SRI)
----------------------------------- --------------------------------------------
Susan Connerney                     Compliance Officer
----------------------------------- --------------------------------------------

***From time to time one or more members of the committee may be  represented by an authorized representative of their respective Department.

                                     B-133

PC-Asia Members

Shall  comprise  of three (3)  members,  but  always to include at least one (1)
representative from each of Group A, B and C respectively.

------------------------------------ -------------------------------------------
GROUP A:
------------------------------------ -------------------------------------------
------------------------------------ -------------------------------------------
Hugh Young                           Equities Fund Manager
------------------------------------ -------------------------------------------
------------------------------------ -------------------------------------------
GROUP B:
------------------------------------ -------------------------------------------
------------------------------------ -------------------------------------------
Derek Fulton                         Fixed Income Fund Manager
------------------------------------ -------------------------------------------
------------------------------------ -------------------------------------------
Alton Gwee                           Fixed Income Fund Manager
------------------------------------ -------------------------------------------
------------------------------------ -------------------------------------------
Alison Briggs                        Fixed Income Fund Manager
------------------------------------ -------------------------------------------
------------------------------------ -------------------------------------------
Ky Van Tang                          Fixed Income Fund Manager
------------------------------------ -------------------------------------------
------------------------------------ -------------------------------------------
GROUP C:
------------------------------------ -------------------------------------------
------------------------------------ -------------------------------------------
Christopher Beard                    Compliance Officer
------------------------------------ -------------------------------------------
------------------------------------ -------------------------------------------
Teo Puay-Wei                         Compliance Officer
------------------------------------ -------------------------------------------

                                     B-134

                                                                      APPENDIX C

                          ADDITIONAL INFORMATION ABOUT

                          THE FUNDS' PORTFOLIO MANAGERS

Compensation of Portfolio Managers

Set forth below are  descriptions of the compensation  arrangements  utilized by each Fund's  subadvisor(s)  to compensate  the  portfolio  managers of the Fund.
Under the  Trust's  manager of managers  structure,  each Fund pays a fee to the
Advisor for investment advisory services,  and the Advisor, in turn, compensates that Fund's  subadvisor(s).  Each subadvisor is responsible for compensating its employees. Each portfolio manager's compensation arrangements are established by the subadvisor by whom the portfolio manager is employed.  Neither the Trust nor the Advisor has any  discretion  or  authority  to  determine  the amount or the
structure  of  an  individual   portfolio  manager's   respective   compensation
arrangements.

Other Accounts Managed by the Portfolio Managers

The portfolio managers of the Funds may provide portfolio management services to various other entities,  including other registered investment companies, pooled investment  vehicles that are not  registered  investment  companies,  and other investment accounts managed for organizations or individuals. Actual or apparent conflicts  of  interest  may  arise  when a  portfolio  manager  has  day-to-day management  responsibilities with respect to more than one investment company or other account. Specifically, a portfolio manager who manages multiple investment companies  and/or  other  accounts is  presented  with  potential  conflicts  of interest that may include, among others:

      (i) an  inequitable  distribution  of the  portfolio  manager's  time  and attention;

     (ii) the unequal  distribution or allocation  between accounts of a limited investment opportunity; and

    (iii) incentives, such as performance-based advisory fees, that relate only to certain accounts.

Set forth  below is  information  regarding  the other  accounts  for which each portfolio manager has day-to-day  portfolio management  responsibilities,  as of
December 31, 2005,  unless  otherwise  noted.  The accounts are classified  into three  categories:  (i)  registered  investment  companies,  (ii)  other  pooled investment vehicles;  and (iii) other accounts.  To the extent that any of these
accounts  pay   advisory   fees  that  are  based  on   investment   performance
("performance   fees"),   information  regarding  those  accounts  is  presented
separately.

                                      C-1

MGI US Large Cap Growth Equity Fund

Enhanced Investment Technologies, LLC ("INTECH")

A team of four portfolio  managers is responsible for the day-to-day  management of INTECH's  allocated  portion of the Fund's  portfolio.  The team  consists of
Robert  Fernholz,  David E. Hurley,  Cary Maguire,  and Joseph W. Runnels.  Each
portfolio manager receives base pay in the form of a fixed annual salary paid by
INTECH,  which is not directly  based on the  performance  or assets of INTECH's allocated  portion  of the  Fund's  portfolio.  Each  portfolio  manager is also eligible for a cash bonus as determined by INTECH,  which is not directly  based on the  performance  or assets  of  INTECH's  allocated  portion  of the  Fund's portfolio.  The  portfolio  managers,  as part  owners of INTECH,  also  receive compensation  by virtue  of their  ownership  interest  in  INTECH.  Some of the portfolio  managers  may elect to defer  payment of a designated  percentage  of their fixed  compensation  and/or up to all of their  variable  compensation  in accordance with the Janus Executive Income Deferral Program.

[TO BE UPDATED:] In addition to the Fund, the team manages:  13 other registered investment  companies,  with $2.3 billion in total assets  under  management;  4 pooled investment vehicles other than registered investment companies, with $2.0 billion in total assets under  management;  and 201 other  accounts,  with $21.5 billion  in total  assets  under  management  (of those 201 other  accounts,  34 accounts, with total assets under management of $5.3 billion, charge performance fees).

Sands Capital Management ("Sands Capital")

A team consisting of Messrs.  Frank M. Sands,  Sr., David E. Levanson,  Frank M.
Sands,  Jr., and A. Michael Sramek is responsible for the day-to-day  management of Sands Capital's  allocated portion of the Fund's portfolio.  Compensation for members of the team  consists of the  following  components:  (i)  salary,  (ii)
annual qualitative bonus, (iii) a standard profit sharing plan, (iv) a long-term incentive bonus, (v) a "synthetic"  equity plan, and (vi) an investment  results bonus.  The investment  results bonus is calculated  based on the performance of the firm's  institutional  composite  relative to the Russell  1000 Growth Index over rolling one and three-year periods.

[TO BE UPDATED:] In addition to the Fund, the team manages:  6 other  registered investment  companies,  with  approximately  $1.7  billion in total assets under management (of those 6 registered investment  companies,  one, with total assets under  management  of  $173  million,  charges  a  performance  fee);  4  pooled
investment   vehicles  other  than   registered   investment   companies,   with
approximately  $408 million in total assets  under  management;  and 1,255 other accounts,  with approximately $12.5 billion in total assets under management (of those 1,255 other accounts,  6 accounts,  with total assets under  management of
$861 million, charge performance fees).

MGI US Large Cap Value Equity Fund

Lord, Abbett & Co. LLC ("Lord Abbett")

Eli M. Salzmann and Sholom Dinsky are responsible for the day-to-day  management of Lord Abbett's  allocated portion of the Fund's  portfolio.  For managing Lord
Abbett's allocated portion

                                      C-2

of the Fund's portfolio,  each portfolio manager receives a base salary,  bonus, and  profit  sharing  contributions.  Bonuses  are  based  on an  evaluation  of investment  results.  These  investment  results are evaluated  using three- and five-year  performance  figures,  and  comparing  them  with  appropriate  style benchmarks and peer group rankings.  Finally,  there is a component of the bonus that reflects leadership of the investment management team.

[TO BE  UPDATED:]  In  addition  to the  Fund,  Mr.  Salzmann  manages  15 other registered  investment  companies,  with  $25.1  billion in total  assets  under management;  10 pooled  investment  vehicles  other than  registered  investment companies, with $716 million in total assets under management;  and 49,832 other accounts,  with $17.9 billion in total assets under  management (of those 49,832 other accounts, one account, with total assets under management of $207 million, charges a performance fee).

[TO BE UPDATED:] In addition to the Fund, Mr. Dinsky manages 14 other registered investment  companies,  with $24.9 billion in total assets under management;  10 pooled investment vehicles other than registered investment companies, with $716 million in total assets under  management;  and 49,832 other accounts with $17.9 billion in total assets under  management (of those 49,832 other  accounts,  one account,  with  total  assets  under  management  of  $207  million,  charges  a performance fee).

Pzena Investment Management ("Pzena")

A team  consisting  of Richard S. Pzena,  John P. Goetz,  and A. Rama Krishna is
responsible for the day-to-day  management of Pzena's  allocated  portion of the
Fund's portfolio. Portfolio managers and other investment professionals at Pzena are compensated through a combination of a fixed base salary, performance bonus, and equity  ownership,  if appropriate,  due to superior  personal  performance.
Pzena  avoids  a  compensation  model  that is  driven  by  individual  security performance,  as it  believes  this can  lead to  short-term  thinking  which is contrary  to the  firm's  value  investment  philosophy.  Pzena  considers  both quantitative  and  qualitative  factors when  determining  performance  bonuses;
however,  performance  bonuses  are not based on Fund  performance  or assets of
Pzena's allocated portion of the Fund's portfolio. For investment professionals,
Pzena  examines  such  things as  effort,  efficiency,  ability  to focus on the correct issues,  stock modeling  ability,  and ability to successfully  interact with company  management.  However,  Pzena always looks at the person as a whole and the contributions  that he/she has made and is likely to make in the future.
The time frame Pzena examined for bonus compensation is annual.

[TO BE UPDATED:] In addition to the Fund, Messrs. Pzena and Goetz manage 6 other registered  investment  companies,  with  $2.37  billion in total  assets  under management;  72 pooled  investment  vehicles  other than  registered  investment companies,  with $1.3  billion in total  assets  under  management  (of those 72 pooled  investment  vehicles,  one,  with total  assets under  management  of $5 million,  charges a performance fee); and 291 other accounts,  with $6.9 billion in total assets under management (of those 291 other accounts, 7 accounts,  with total assets under management of $1.6 billion, charge performance fees).

[TO BE UPDATED:] In addition to the Fund, Mr. Krishna manages 4 other registered investment  companies,  with $2.4 billion in total assets under  management;  14 pooled investment

                                      C-3

vehicles other than registered investment companies,  with $394 million in total assets  under  management;  and 18 other  accounts,  with $1.0  billion in total assets under  management  (of those 18 other  accounts,  4 accounts,  with total assets under management of $571 million, charge performance fees).

MGI US Small/Mid Cap Growth Equity Fund

Westfield Capital Management Company, LLC ("Westfield")

Portfolios  are managed by Westfield on a team basis with analysts and portfolio
managers   contributing   names  from  their   respective  areas  of  expertise.
Westfield's Investment Committee, which consists of all of Westfield's portfolio managers and analysts,  makes purchase and sale  decisions on a consensus  basis across all eligible accounts. Westfield also provides separately managed account services,  including  limited  partnerships,  to portfolios,  subject to certain restrictions.

The following Westfield employees are jointly and primarily  responsible for the day-to-day  management of Westfield's allocated portion of the Fund's portfolio:
Mr. William Muggia,  Chief Investment  Officer & President,  joined Westfield in
1994 and has served as President and Chief Investment Officer of Westfield since
2001.  Mr. Muggia is the lead member of the team and is  ultimately  responsible for overall portfolio management of Westfield's  allocated portion of the Fund's portfolio. He covers health care and medical technology. Mr. Arthur Bauernfeind,
Chairman and Chief Executive Officer, joined Westfield in 1990 and has served as
Chairman  and  Chief  Executive  Officer  since  2000.  Mr.  Bauernfeind  covers economics,  financial services,  transportation,  and fixed income markets.  Mr.
Ethan J.  Meyers,  Senior Vice  President,  joined  Westfield in 1999 and covers business, financial and consumer services. Mr. Scott R. Emerman, Senior Security
Analyst, joined Westfield in 2002 and covers consumer discretionary and consumer staples.  Before joining Westfield,  he served as a Vice President in the Equity
Research  Department of Harbor Capital  Management since 1997. Mr. Bruce Jacobs,
Senior  Security  Analyst,  joined  Westfield in 2004 and covers health care and medical devices.  Before joining  Westfield,  he served as a Director and Senior
Equity Analyst of Deutsche Bank Securities since 1996.

All members of the investment  committee,  with the exception of Messrs.  Muggia and  Bauernfeind,  are eligible for a fixed base salary and an annual bonus. The bonus  is  based  on the  team  member's  overall  performance,  as  well as the financial  performance of Westfield.  Specific  performance criteria include the quantity and quality of recommendations  submitted to the investment  committee, as  well  as  attitude,  teamwork,  communication,  and  motivation.  Individual performance  attribution is also reviewed.  Each member can also  participate in the Boston  Private  Financial  Holdings  401K/Profit  Sharing Plan according to eligibility requirements, and may also receive stock options and longevity stock awards from Westfield's parent company, Boston Private Financial Holdings.

Mr.  Muggia and Mr.  Bauernfeind  are  eligible  for a fixed base  salary and an annual bonus which is paid the month after  year-end.  The bonus is based on the overall financial  performance of Westfield and can vary depending on the firm's results.  Messrs. Muggia and Bauernfeind are also eligible to participate in the
Boston Private Financial Holdings Deferred Compensation Plan

                                      C-4

and the Boston Private Financial Holdings  401K/Profit Sharing Plan according to eligibility  requirements.  Each may also receive stock option and stock rewards from Westfield's parent company,  Boston Private Financial Holdings.  Mr. Muggia is also entitled to receive and has discretion to  distribute,  a portion of the performance fees earned on the partnerships, if any.

[TO BE  UPDATED:] In addition to the Fund,  Mr.  Muggia is the lead manager of 6 other registered investment  companies,  with $2.2 billion in total assets under management;  4 pooled  investment  vehicles  other  than  registered  investment companies,  with $461 million in total assets  under  management;  and 193 other accounts, with $3.7 billion in total assets under management (of those 193 other accounts,  14  accounts,  with total assets under  management  of $1.1  billion, charge a performance fee).

[TO BE  UPDATED:]  In addition to the Fund,  Mr.  Bauernfeind  manages one other registered investment company, with $7 million in total assets under management, and 104 other accounts, with $513 million in total assets under management.

[TO BE UPDATED:] In addition to the Fund, Mr. Meyers manages 75 other  accounts, with $642 million in total assets under  management (of those 75 other accounts, one  account,  with total  assets under  management  of $28  million,  charges a performance fee).

[TO BE UPDATED:] In addition to the Fund, Mr. Emerman manages 10 other accounts, with $22 million in total assets under management.

Mazama Capital Management ("Mazama")

Messrs.  Ronald A. Sauer and  Stephen C.  Brink,  and Ms.  Gretchen M. Novak are
jointly responsible for the day-to-day  management of Mazama's allocated portion of the Fund's  portfolio.  The compensation that each portfolio manager receives
consists  of  a  base  salary  and  performance-based   incentive  compensation.
Performance-based  incentive  compensation is based on the portfolio  management fees received by Mazama for all accounts under management.

[TO BE UPDATED:] In addition to the Fund, the team manages:  10 other registered investment  companies,  with $1.2 billion in total assets  under  management;  5 pooled investment vehicles other than registered investment companies, with $152 million in total  assets  under  management;  and 65 other  accounts,  with $4.3 billion  in total  assets  under  management  (of those 65 other  accounts,  one
account  with  total  assets  under  management  of  $104  million,   charges  a
performance fee).

MGI US Small/Mid Cap Value Equity Fund

J.L. Kaplan Associates, LLC ("Kaplan")

Messrs. James L. Kaplan and Paul Weisman, and Ms. Regina Wiedenski,  are jointly and primarily  responsible for the day-to-day  management of Kaplan's  allocated portion of the Fund's  portfolio.  The compensation  that each portfolio manager receives  consists of a base salary  combined  with  performance-based  payments depending on the growth and profitability of the firm.

                                      C-5

[TO BE  UPDATED:] In addition to the Fund,  the team manages 2 other  registered investment companies, with $347.7 million in total assets under management;  one pooled investment vehicle other than a registered investment company, with $22.3 million in total assets under  management;  and 1,236 other accounts,  with $4.9 billion in total assets under  management  (of those 1,236 other  accounts,  one account,  with  total  assets  under  management  of  $189  million,  charges  a performance fee).

Wells Capital Management ("WCM")

Messrs.  Dale  Benson  and  Mark  Cooper  are  responsible  for  the  day-to-day management of WCM's  allocated  portion of the Fund's  portfolio.  The portfolio managers are compensated with a fixed cash salary, incentive compensation (i.e., a  bonus),  and  retirement  benefits.  Incentive  compensation  for the  team's portfolio managers is determined annually,  and is designed to reward investment
expertise,   outstanding  relative  performance,   and  business  success.  Each
portfolio manager is evaluated based on several key factors, which influence the amount of incentive compensation, including: team investment performance for all accounts under management  (which considers the Fund's pre-tax  performance over the course of the  calendar  year) as  measured  against the  Wilshire  DowJones
Microcap Index, contributions to the investment process, risk management, client service, and overall success of the team.

[TO BE UPDATED:] In addition to the Fund,  Messrs.  Benson and Cooper manage 122 other accounts, with $2.1 billion in total assets under management.

MGI Non-US Core Equity Fund

Grantham, Mayo, Van Otterloo & Company, LLC ("GMO")

The following  information relates to Dr. Tom Hancock,  the senior member of the
International  Quantitative Division responsible for coordinating the management of the Fund's portfolio.  The compensation that Dr. Hancock receives consists of a base salary,  a partnership  interest in the firm's  profits,  and possibly an
additional,   discretionary   bonus.   The   compensation   program   does   not
disproportionately   reward   out-performance  by  higher   fee/performance  fee
products.

[TO BE  UPDATED:]  In  addition  to the  Fund,  Dr.  Hancock  manages  14  other registered  investment  companies,  with  $9.7  billion  in total  assets  under management;  5 pooled  investment  vehicles  other  than  registered  investment companies,  with $917  million in total assets  under  management;  and 23 other accounts,  with $6.8 billion in total assets under management (of those 23 other accounts, 6 accounts, with total assets under management of $2.2 billion, charge performance fees).

MGI Core Opportunistic Fixed Income Fund

BlackRock Advisors, Inc. ("BlackRock")

Messrs.  Keith  Anderson  and  Scott  Amero  are  jointly  responsible  for  the day-to-day  management of BlackRock's allocated portion of the Fund's portfolio.
For  managing  BlackRock's  allocated  portion  of the  Fund's  portfolio,  each portfolio  manager  receives  base  compensation  from  BlackRock  based  on the manager's seniority and/or position with the firm, which may include

                                      C-6

the amount of assets  supervised and other  management roles within the firm. In addition, each portfolio manager may receive discretionary  compensation,  which can be a substantial portion of total compensation.  Discretionary  compensation can include a cash bonus,  as well as one or more of the  following  components:
deferred  compensation  and  long-term  incentive   compensation;   options  and
restricted stock awards; employee stock purchase and 401(k) plans.

[TO BE UPDATED:] In addition to the Fund, Mr. Anderson  manages,  or is a member of a management team for, 30 other registered investment  companies,  with $15.0 billion in total assets under management;  35 pooled  investment  vehicles other than registered investment  companies,  with $10.3 billion in total assets under management (of those 35 pooled investment  vehicles,  3, with total assets under management of $2.6 billion,  charge  performance  fees);  and 366 other accounts with  $90.7  billion  in total  assets  under  management  (of  those  366 other accounts,  20  accounts,  with total assets under  management  of $5.9  billion, charge performance fees).

[TO BE UPDATED:] In addition to the Fund, Mr. Amero manages, or is a member of a management  team for,  35 other  registered  investment  companies,  with  $17.2 billion in total assets under management;  42 pooled  investment  vehicles other than registered investment  companies,  with $11.5 billion in total assets under management (of those 42 pooled investment  vehicles,  3, with total assets under management of $2.6 billion,  charge  performance  fees); and 384 other accounts, with  $96.3  billion  in total  assets  under  management  (of  those  384 other accounts,  20  accounts,  with total assets under  management  of $5.9  billion, charge performance fees).

Western Asset Management Company ("WAMCo")

Messrs.  Kenneth Leech and Stephen A. Walsh are  responsible  for the day-to-day
management  of  WAMCo's  allocated   portion  of  the  Fund's   portfolio.   The
compensation  that the  portfolio  managers  receive  for  serving as  portfolio managers  of  the  Fund  consist  of a base  salary,  employee  benefits,  and a retirement plan. In addition,  the portfolio  managers are eligible for bonuses, which are completely  discretionary.  The majority of each  portfolio  manager's bonus is tied directly to investment  performance versus appropriate peer groups and benchmarks.

Because the portfolio  managers are responsible for managing  multiple  accounts with similar  investment  strategies,  their bonus  compensation is based on the performance of the aggregate group of similar  accounts,  rather than a specific account.

[TO BE UPDATED:] In addition to the Fund,  Mr. Leech manages 4 other  registered investment  companies,  with  approximately  $8.0  million in total assets under management;  one pooled  investment  vehicle other than a registered  investment company,  with approximately $3.0 million in total assets under management;  and
79 other  accounts,  with  approximately  $32.0  million in total  assets  under management  (of those 79 other  accounts,  2 accounts,  with total  assets under management of $2.3 million, charge performance fees).

[TO BE UPDATED:] In addition to the Fund,  Mr. Walsh manages 2 other  registered investment  companies  with  approximately  $1.0  million in total  assets under management;  one pooled  investment  vehicle other than a registered  investment company, with approximately $1.0

                                      C-7

million  in  total  assets  under  management;   and  73  other  accounts,  with
approximately  $24.0 million in total assets under management (of those 73 other accounts, 6 accounts, with total assets under management of $0.6 million, charge performance fees).

MGI High Yield Fixed Income Fund

MGI High Yield Fixed Income Fund

MacKay Shields LLC ("MacKay")

Dr. Dan Roberts and Messrs. Cohen, Kimble, and Wagensell are responsible for the day-to-day  management  of the Fund.  The  portfolio  managers,  as employees of
MacKay,  receive  remuneration  from MacKay. In addition to their base salaries, the portfolio managers,  along with all other MacKay employees,  are eligible to participate in an incentive bonus pool. An employee's participation in the bonus pool is based upon the employee's  performance and the  profitability of MacKay.
In  addition,  the  portfolio  managers,  along with other  senior  employees of
MacKay, are eligible to participate in a phantom stock plan.

In addition to the Fund, the MacKay High Yield Active Core  Investment Team (the
"High Yield Team") manages one other  registered  investment  company,  with $10 million in assets  under  management  (and  which does not charge a  performance fee);  8 other  pooled  investment  vehicles  other than  registered  investment companies,  with $676 million in total assets under management (of those 8 other pooled investment  vehicles,  one pooled investment  vehicle,  with total assets under  management of $82.5  million,  charges a performance  fee);  and 12 other accounts,  with $2.216  billion in total  assets under  management  (of those 12 other accounts, 2 accounts,  with total assets under management of $128 million, charge a performance fee).

MGI US Short Maturity Fixed Income Fund

Aberdeen Asset Management, Inc. ("Aberdeen")

Messrs. Gary Bartlett, Warren A. Davis, Thomas J. Flaherty, Daniel R. Taylor, J.
Christopher  Gagnier  and  Timothy C. Vile are  responsible  for the  day-to-day management  of the Fund.  The  portfolio  managers,  as  employees  of Aberdeen, receive  remuneration from Aberdeen and/or its affiliates.  In addition to their base salary and  performance-related  bonus,  Aberdeen investment  professionals receive a competitive benefits package and participation in a company-wide stock ownership plan. Key executives  (typically Vice President and above) participate in a substantial  stock option plan, as well as  cash-backed  and  equity-backed long term incentive plans. Appropriate retention and incentive arrangements have been put into  place  for the  portfolio  managers,  including,  in some  cases, participation in the Aberdeen Asset Management 2005 Long Term Incentive Plan.

Discretionary  bonuses for Aberdeen  employees are based on a combination of the team and the  individual's  performance.  The  weighting  of these  two  factors varies, but on average would be 50%/50%. Overall participation in team meetings, generation of original  research ideas,  and contribution to presenting the team externally are also contributory factors. Bonuses may be 100% of salary or more;
equity  incentives  could provide a  substantially  greater part of compensation over the longer term of three years or more.

[TO BE UPDATED:] In addition to the Fund,  the team manages 13 other  registered investment  companies  with $3.8  billion in assets  under  management;  9 other pooled investment vehicles other than registered  investment companies with $3.1 billion in total  assets under  management;  and 165 other  accounts  with $17.6 billion  in total  assets  under  management  (of those 165  other  accounts,  4 accounts,  with  total  assets  under  management  of  $291  million,  charge  a performance fee).

                                      C-8

                                    MGI FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

          (a)  Articles of Incorporation.

               (1)  Registrant's  Amended and Restated Agreement and Declaration
                    of Trust,  effective  as of May 16,  2005,  is  incorporated
                    herein  by  reference  to  the   Registrant's   Registration
                    Statement  on Form  N-1A as filed  with the SEC via EDGAR on
                    August 5, 2005.

               (2)  Registrant's  Certificate of Trust,  as filed with the State of Delaware on March 11,  2005,  is  incorporated  herein by reference to the Registrant's Registration Statement on Form
                    N-1A as filed with the SEC via EDGAR on August 5, 2005.

          (b)  By-Laws.

               (1)  Registrant's  Amended and Restated By-laws,  effective as of
                    May 16,  2005,  is  incorporated  herein by reference to the
                    Registrant's Initial Registration  Statement on Form N-1A as
                    filed with the SEC via EDGAR on March 21, 2005.

          (c)  Instruments Defining Rights of Security Holders.

               See Article III, "Shares," and Article V,  "Shareholders'  Voting
               Powers and  Meetings," of the  Registrant's  Amended and Restated
               Agreement  and  Declaration  of  Trust,  incorporated  herein  by reference to the Registrant's Initial  Registration  Statement on
               Form N-1A as filed with the SEC via EDGAR on March 21, 2005.

               See also,  Article II,  "Meetings of  Shareholders,"  and Article
               VII, "General Matters," of the Registrant's  Amended and Restated
               By-laws,  incorporated  herein by reference  to the  Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on August 5, 2005.

          (d)  Investment Advisory Contracts.

               (1)  Investment  Management  Agreement between the Registrant and
                    Mercer Global  Investments,  Inc. is incorporated  herein by reference to the Registrant's Registration Statement on Form
                    N-1A as filed with the SEC via EDGAR on August 5, 2005.

                    (i)  Form of Fee Waiver/Expense Limitation Agreement between the Registrant and Mercer Global  Investments,  Inc. is
                         electronically    filed   herewith   as   Exhibit   No.
                         EX-99.d.1.i.

               (2)  Sub-Advisory  Agreement  between Mercer Global  Investments,
                    Inc., on behalf of MGI US Large Cap Growth Equity Fund,  and
                    Enhanced Investment Technologies, LLC is incorporated herein by reference to the Registrant's  Registration  Statement on
                    Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

               (3)  Sub-Advisory  Agreement  between Mercer Global  Investments,
                    LP, on behalf of MGI US Large Cap Growth  Equity  Fund,  and
                    Sands  Capital  Management  L.P. is  incorporated  herein by reference to the Registrant's Registration Statement on Form
                    N-1A as filed with the SEC via EDGAR on August 5, 2005.

               (4)  Sub-Advisory  Agreement  between Mercer Global  Investments,
                    Inc.,  on behalf of MGI US Large Cap Value Equity Fund,  and
                    Lord Abbett & Co. LLC is incorporated herein by reference to the  Registrant's  Registration  Statement  on Form  N-1A as
                    filed with the SEC via EDGAR on August 5, 2005.

               (5)  Sub-Advisory  Agreement  between Mercer Global  Investments,
                    Inc.,  on behalf of MGI US Large Cap Value Equity Fund,  and
                    Pzena  Investment  Management LLC is incorporated  herein by reference to the Registrant's Registration Statement on Form
                    N-1A as filed with the SEC via EDGAR on August 5, 2005.

               (6)  Sub-Advisory  Agreement  between Mercer Global  Investments,
                    Inc.,  on behalf of MGI US Small/Mid Cap Growth Equity Fund,
                    and   Westfield   Capital   Management   Company,   LLC   is
                    incorporated   herein  by  reference  to  the   Registrant's
                    Registration  Statement  on Form N-1A as filed  with the SEC via EDGAR on August 5, 2005.

               (7)  Sub-Advisory  Agreement  between Mercer Global  Investments,
                    Inc.,  on behalf of MGI US Small/Mid Cap Growth Equity Fund, and Mazama Capital  Management,  Inc. is incorporated herein by reference to the Registrant's  Registration  Statement on
                    Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

               (8)  Sub-Advisory  Agreement  between Mercer Global  Investments,
                    Inc.,  on behalf of MGI US Small/Mid  Cap Value Equity Fund, and J.L. Kaplan  Associates,  LLC is incorporated  herein by reference to the Registrant's Registration Statement on Form
                    N-1A as filed with the SEC via EDGAR on August 5, 2005.

               (9)  Sub-Advisory  Agreement  between Mercer Global  Investments,
                    Inc.,  on behalf of MGI US Small/Mid  Cap Value Equity Fund, and Wells Capital  Management  Incorporated  is incorporated
                    herein  by  reference  to  the   Registrant's   Registration
                    Statement  on Form  N-1A as filed  with the SEC via EDGAR on
                    August 5, 2005.

               (10) Sub-Advisory  Agreement  between Mercer Global  Investments,
                    Inc.,  on  behalf  of  MGI  Non-US  Core  Equity  Fund,  and
                    Grantham,  Mayo,  Van  Otterloo & Co.,  LLC is  incorporated
                    herein  by  reference  to  the   Registrant's   Registration
                    Statement  on Form  N-1A as filed  with the SEC via EDGAR on
                    August 5, 2005.

               (11) Sub-Advisory  Agreement  between Mercer Global  Investments,
                    Inc., on behalf of MGI Core Opportunistic Fixed Income Fund, and  Blackrock  Advisors,  Inc.  is  incorporated  herein by reference to the Registrant's Registration Statement on Form
                    N-1A as filed with the SEC via EDGAR on August 5, 2005.

               (12) Sub-Advisory  Agreement  between Mercer Global  Investments,
                    Inc., on behalf of MGI Core Opportunistic Fixed Income Fund, and Western Asset Management Company is incorporated  herein by reference to the Registrant's  Registration  Statement on
                    Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

               (13) Form  of  Sub-Advisory   Agreement   between  Mercer  Global
                    Investments,  Inc., on behalf of MGI US Short Maturity Fixed
                    Income  Fund,   and  Aberdeen  Asset   Management   Inc.  is
                    electronically filed herewith as Exhibit No. EX-99.d.13.

          (e)  Underwriting Contracts.

               (1)  Underwriting  Agreement between the Registrant and MGI Funds
                    Distributors,  Inc. is  incorporated  herein by reference to the  Registrant's  Registration  Statement  on Form  N-1A as
                    filed with the SEC via EDGAR on August 5, 2005.

          (f)  Bonus or Profit Sharing Contracts.

               Not Applicable.

          (g)  Custodian Agreements.

               (1)  Custodian  Agreement  between the  Registrant  and Investors
                    Bank & Trust Company is incorporated  herein by reference to the  Registrant's  Registration  Statement  on Form  N-1A as
                    filed with the SEC via EDGAR on August 5, 2005.

               (2)  Form of  Delegation  Agreement  between the  Registrant  and
                    Investors  Bank & Trust  Company is  incorporated  herein by reference to the Registrant's Registration Statement on Form
                    N-1A as filed with the SEC via EDGAR on August 5, 2005.

          (h)  Other Material Contracts.

               (1)  Form of Administration  Agreement between the Registrant and
                    Investors  Bank & Trust  Company is  incorporated  herein by reference to the Registrant's Registration Statement on Form
                    N-1A as filed with the SEC via EDGAR on August 5, 2005.

               (2)  Form of  Transfer  Agency  Services  Agreement  between  the
                    Registrant and PFPC Inc. is electronically filed herewith as
                    Exhibit No. EX-99.h.2.

               (3)  Form of  Selling/Services  Agreement  between the Registrant and MGI Fund  Distributors,  Inc. is incorporated  herein by reference to the Registrant's Registration Statement on Form
                    N-1A as filed with the SEC via EDGAR on August 5, 2005.

               (4)  Form  of  Administrative   Services  Agreement  between  the
                    Registrant   and  Mercer   Global   Investments,   Inc.   is
                    incorporated   herein  by  reference  to  the   Registrant's
                    Registration  Statement  on Form N-1A as filed  with the SEC via EDGAR on August 5, 2005.

          (i)  Legal Opinion.

               (1)  Legal  Opinion of  Stradley,  Ronon,  Stevens & Young,  LLP,
                    counsel  to  the  Registrant,   is  incorporated  herein  by
                    reference to the Registrant's Registration Statement on Form
                    N-1A as filed with the SEC via EDGAR on August 5, 2005.

          (j)  Other Opinions.

               (1)  Powers of Attorney.

                    (a)  Power of Attorney appointing David M. Goldenberg, Bruce
                         G. Leto and Mark A.  Sheehan as  attorneys-in-fact  and
                         agents to Barry McInerney, Robert Ash, Adela Cepeda and
                         Harrison M. Bains is  incorporated  herein by reference
                         to the Registrant's Registration Statement on Form N-1A
                         as filed with the SEC via EDGAR on June 29, 2005.

          (k)  Omitted Financial Statements.

               Not Applicable.

          (l)  Initial Capital Agreements.

               (1)  Letter of  Understanding  Relating  to  Initial  Capital  is
                    incorporated   herein  by  reference  to  the   Registrant's
                    Registration  Statement  on Form N-1A as filed  with the SEC via EDGAR on August 5, 2005.

          (m)  Rule 12b-1 Plan.

               (1)  Form of Marketing and Shareholder  Services Plan, related to
                    Class S Shares,  is incorporated  herein by reference to the
                    Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on June 29, 2005.

               (2)  Form of Marketing and Shareholder  Services Plan, related to
                    Class Y-1 Shares, is incorporated herein by reference to the
                    Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on June 29, 2005.

          (n)  Rule 18f-3 Plan.

               (1)  Multiple  Class Plan  pursuant to Rule 18f-3,  effective May
                    16,  2005,  on behalf of each  series of the  Registrant  is
                    incorporated   herein  by  reference  to  the   Registrant's
                    Registration  Statement  on Form N-1A as filed  with the SEC via EDGAR on June 29, 2005.

          (p)  Codes of Ethics.

               (1)  Joint  Code  of  Ethics  of  Registrant  and  Mercer  Global
                    Investments, Inc., the investment adviser of the Registrant, is  incorporated  herein by  reference  to the  Registrant's
                    Registration  Statement  on Form N-1A as filed  with the SEC via EDGAR on June 29, 2005.

               (2)  Code of Ethics of  Enhanced  Investment  Technologies,  LLC,
                    sub-adviser  of MGI US Large  Cap  Growth  Equity  Fund,  is
                    incorporated   herein  by  reference  to  the   Registrant's
                    Registration  Statement  on Form N-1A as filed  with the SEC via EDGAR on June 29, 2005.

               (3)  Code of Ethics of Sands Capital Management L.P., sub-adviser of MGI US Large Cap  Growth  Equity  Fund,  is  incorporated
                    herein  by  reference  to  the   Registrant's   Registration
                    Statement  on Form  N-1A as filed  with the SEC via EDGAR on
                    June 29, 2005.

               (4)  Code of Ethics of Lord Abbett & Co. LLC,  sub-adviser of MGI
                    US Large Cap Value Equity Fund,  is  incorporated  herein by reference to the Registrant's Registration Statement on Form
                    N-1A as filed with the SEC via EDGAR on June 29, 2005.

               (5)  Code  of  Ethics  of  Pzena   Investment   Management   LLC,
                    sub-adviser  of MGI US  Large  Cap  Value  Equity  Fund,  is
                    incorporated   herein  by  reference  to  the   Registrant's
                    Registration  Statement  on Form N-1A as filed  with the SEC via EDGAR on June 29, 2005.

               (6)  Code of  Ethics of  Westfield  Capital  Management  Company,
                    sub-adviser  of MGI US Small/Mid  Cap Growth Equity Fund, is
                    incorporated   herein  by  reference  to  the   Registrant's
                    Registration  Statement  on Form N-1A as filed  with the SEC via EDGAR on June 29, 2005.

               (7)  Code  of  Ethics  of  Mazama   Capital   Management,   Inc.,
                    sub-adviser  of MGI US Small/Mid  Cap Growth Equity Fund, is
                    incorporated   herein  by  reference  to  the   Registrant's
                    Registration  Statement  on Form N-1A as filed  with the SEC via EDGAR on June 29, 2005.

               (8)  Code of Ethics of J.L. Kaplan Associates,  LLC,  sub-adviser of MGI US Small/Mid Cap Value Equity Fund,  is  incorporated
                    herein  by  reference  to  the   Registrant's   Registration
                    Statement  on Form  N-1A as filed  with the SEC via EDGAR on
                    June 29, 2005.

               (9)  Code of Ethics  of Wells  Capital  Management  Incorporated,
                    sub-adviser  of MGI US Small/Mid  Cap Value Equity Fund,  is
                    incorporated   herein  by  reference  to  the   Registrant's
                    Registration  Statement  on Form N-1A as filed  with the SEC via EDGAR on June 29, 2005.

               (10) Code of Ethics of Grantham,  Mayo,  Van Otterloo & Co., LLC,
                    sub-adviser of MGI Non-US Core Equity Fund, is  incorporated
                    herein  by  reference  to  the   Registrant's   Registration
                    Statement  on Form  N-1A as filed  with the SEC via EDGAR on
                    June 29, 2005.

               (11) Code of Ethics of Blackrock Advisors,  Inc.,  sub-adviser of
                    MGI Core  Opportunistic  Fixed Income Fund, is  incorporated
                    herein  by  reference  to  the   Registrant's   Registration
                    Statement  on Form  N-1A as filed  with the SEC via EDGAR on
                    June 29, 2005.

               (12) Code  of  Ethics  of  Western  Asset   Management   Company,
                    sub-adviser of MGI Core Opportunistic  Fixed Income Fund, is
                    incorporated   herein  by  reference  to  the   Registrant's
                    Registration  Statement  on Form N-1A as filed  with the SEC via EDGAR on June 29, 2005.

               (13) Code of Ethics of MGI Funds Distributors,  Inc., underwriter of the Registrant,  is  incorporated  herein by reference to the  Registrant's  Registration  Statement  on Form  N-1A as
                    filed with the SEC via EDGAR on June 29, 2005.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

         None.

ITEM 25. INDEMNIFICATION

          Under the terms of the Delaware  Statutory  Trust Act ("DSTA") and the
Registrant's  Agreement and Declaration of Trust  ("Declaration  of Trust"),  no
officer or trustee of the Registrant shall have any liability to the Registrant, its  shareholders,  or any other  party for  damages,  except to the extent such limitation of liability is precluded by Delaware law, the  Declaration  of Trust or the By-Laws of the Registrant.

          Subject to the standards and restrictions set forth in the Declaration of Trust,  DSTA,  Section 3817,  permits a statutory trust to indemnify and hold harmless any trustee,  beneficial owner or other person from and against any and all claims  and  demands  whatsoever.  DSTA,  Section  3803  protects  trustees, officers,  managers  and other  employees,  when acting in such  capacity,  from liability to any person other than the  Registrant or  beneficial  owner for any act, omission or obligation of the Registrant or any trustee thereof,  except as otherwise provided in the Declaration of Trust.

     (a)  Indemnification  of the  Trustees and  officers of the  Registrant  is provided for in Article VII of the Registrant's  Amended and Restated  Agreement
and Declaration of Trust effective May 16, 2005, as filed herewith;

     (b) Investment  Advisory Agreement between the Registrant and Mercer Global
Investments,  Inc.,  as provided  for in Section 10 of the  Agreement,  as filed herewith;

     (c)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf  of  MGI US  Large  Cap  Growth  Equity  Fund,  and  Enhanced  Investment
Technologies,   LLC  as  provided  for  in  Section  10  of  the  Agreement,  is incorporated herein by reference to the Registrant's  Registration  Statement on
Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (d)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI US Large Cap Growth Equity Fund, and Sands Capital Management L.P.
as  provided  for in  Section  10 of the  Agreement  is  incorporated  herein by reference to the Registrant's  Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (e)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI US Large Cap  Value  Equity  Fund,  and Lord  Abbett & Co.  LLC as
provided for in Section 10 of the Agreement is incorporated  herein by reference to the  Registrant's  Registration  Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (f)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI US Large Cap Value Equity Fund,  and Pzena  Investment  Management
LLC as provided  for in Section 10 of the  Agreement is  incorporated  herein by reference to the Registrant's  Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (g)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI US  Small/Mid  Cap  Growth  Equity  Fund,  and  Westfield  Capital
Management  Company,  LLC as  provided  for in  Section 10 of the  Agreement  is incorporated herein by reference to the Registrant's  Registration  Statement on
Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (h)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf  of  MGI  US  Small/Mid  Cap  Growth  Equity  Fund,  and  Mazama  Capital
Management,  Inc. as provided for in Section 10 of the Agreement is incorporated herein by reference to the Registrant's  Registration  Statement on Form N-1A as
filed with the SEC via EDGAR on August 5, 2005;

     (i)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI US Small/Mid Cap Value Equity Fund,  and J.L.  Kaplan  Associates,
LLC as provided  for in Section 10 of the  Agreement is  incorporated  herein by reference to the Registrant's  Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (j)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI US Small/Mid Cap Value Equity Fund,  and Wells Capital  Management
Incorporated  as provided  for in Section 10 of the  Agreement  is  incorporated herein by reference to the Registrant's  Registration  Statement on Form N-1A as
filed with the SEC via EDGAR on August 5, 2005;

     (k)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI Non-US Core Equity Fund,  and Grantham,  Mayo, Van Otterloo & Co.,
LLC as provided  for in Section 10 of the  Agreement is  incorporated  herein by reference to the Registrant's  Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (l)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI Core Opportunistic Fixed Income Fund, and Blackrock Advisors, Inc.
as  provided  for in  Section  10 of the  Agreement  is  incorporated  herein by reference to the Registrant's  Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (m)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI Core Opportunistic Fixed Income Fund, and Western Asset Management
Company as provided for in Section 10 of the Agreement, as filed herewith;

     (n)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI US Short  Maturity  Fixed  Income Fund,  and  Deutsche  Investment
Management  Americas  Inc. as provided  for in Section 10 of the  Agreement,  as filed herewith;

     (o)   Underwriting   Agreement   between  the   Registrant  and  MGI  Funds
Distributors,   Inc.,  as  provided  for  in  Section  9  of  the  Agreement  is incorporated herein by reference to the Registrant's  Registration  Statement on
Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (p) Custodian  Agreement  between the Registrant and Investors Bank & Trust
Company,  as provided for in Section 15 of the Agreement is incorporated  herein by reference to the  Registrant's  Registration  Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (q) Form of Delegation  Agreement between the Registrant and Investors Bank
& Trust Company,  as provided for in Section 11 of the Agreement is incorporated herein by reference to the Registrant's  Registration  Statement on Form N-1A as
filed with the SEC via EDGAR on August 5, 2005;

     (r) Form of  Administration  Agreement between the Registrant and Investors
Bank &  Trust  Company,  as  provided  for in  Section  6 of  the  Agreement  is incorporated herein by reference to the Registrant's  Registration  Statement on
Form N-1A as filed with the SEC via EDGAR on August 5, 2005; and

     (s) Form of Transfer Agency Services  Agreement  between the Registrant and
PFPC Inc., as provided for in Section 12 of the Agreement, as filed herewith.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

     Mercer Global  Investments,  Inc., a Delaware  corporation,  is a federally registered investment adviser and indirect,  wholly-owned  subsidiary of Marsh &
McLennan Companies,  Inc. Mercer Global Investments,  Inc., is primarily engaged in providing investment  management services.  Additional  information regarding
Mercer  Global  Investments,  Inc.,  and  information  as to  the  officers  and directors of Mercer  Global  Investments,  Inc., is included in its Form ADV, as filed with the U.S.  Securities and Exchange  Commission  ("SEC")  (registration number 801-63730) and is incorporated herein by reference.

     Enhanced Investment  Technologies,  LLC ("INTECH") is a Sub-Adviser for the
Registrant's MGI US Large Cap Growth Equity Fund. INTECH has its principal place of  business  at 2401 PGA Blvd.,  Suite  100,  Palm Beach  Gardens,  FL,  33410.
Additional  information as to INTECH and the directors and officers of INTECH is included in INTECH's Form ADV filed with the  Commission  (File No.  801-60987), which is  incorporated  herein by  reference  and sets  forth the  officers  and directors of INTECH and information as to any business, profession,  vocation or employment or a substantial  nature  engaged in by those  officers and directors during the past two years.

     Sands  Capital   Management  L.P.   ("Sands")  is  a  Sub-Adviser  for  the
Registrant's  MGI US Large Cap Growth Equity Fund. Sands has its principal place of business at 1100 Wilson Blvd., Suite 3050, Arlington,  VA, 22209.  Additional
information  as to Sands and the  directors and officers of Sands is included in
Sands'  Form ADV  filed  with the  Commission  (File  No.  801-36414),  which is incorporated  herein by reference  and sets forth the officers and  directors of
Sands and information as to any business, profession,  vocation or employment or a substantial  nature engaged in by those officers and directors during the past two years.

     Lord,   Abbett  &  Co.  LLC  ("Lord  Abbett")  is  a  Sub-Adviser  for  the
Registrant's  MGI US Large Cap Value Equity Fund.  Lord Abbett has its principal place of  business at 90 Hudson  Street,  Jersey  City,  NJ,  07302.  Additional
information  as to Lord Abbett and the  directors and officers of Lord Abbett is included  in Lord  Abbett's  Form  ADV  filed  with  the  Commission  (File  No.
801-6997), which is incorporated herein by reference and sets forth the officers and directors of Lord Abbett and  information  as to any  business,  profession, vocation or employment or a substantial  nature engaged in by those officers and directors during the past two years.

     Pzena  Investment  Management  LLC  ("Pzena")  is  a  Sub-Adviser  for  the
Registrant's  MGI US Small/Mid Cap Growth  Equity Fund.  Pzena has its principal place of  business at 120 West 45th  street,  34th  Floor,  New York,  NY 10036.
Additional  information  as to Pzena and the  directors and officers of Pzena is included in Pzena's  Form ADV filed with the  Commission  (File No.  801-34350), which is  incorporated  herein by  reference  and sets  forth the  officers  and directors of Pzena and information as to any business,  profession,  vocation or employment or a substantial  nature  engaged in by those  officers and directors during the past two years.

     Westfield Capital  Management  Company,  LLC ("Westfield") is a Sub-Adviser
for the Registrant's MGI US Small/Mid Cap Growth Equity Fund.  Westfield has its
principal place of business at One Financial  Center,  23rd Floor,  Boston,  MA,
02114.  Additional information as to Westfield and the directors and officers of
Westfield is included in Westfield's  Form ADV filed with the  Commission  (File
No.  801-34350),  which is  incorporated  herein by reference and sets forth the officers  and  directors  of  Westfield  and  information  as to  any  business, profession,  vocation or employment or a substantial  nature engaged in by those officers and directors during the past two years.

     Mazama  Capital  Management,  Inc.  ("Mazama")  is a  Sub-Adviser  for  the
Registrant's  MGI US Small/Mid Cap Growth Equity Fund.  Mazama has its principal place of business at One Southwest Columbia Street,  Suite 1500,  Portland,  OR,
97258.  Additional  information  as to Mazama and the  directors and officers of
Mazama is  included  in Mazama's  Form ADV filed with the  Commission  (File No.
801-55010),  which is  incorporated  herein  by  reference  and sets  forth  the officers and directors of Mazama and information as to any business, profession, vocation or employment or a substantial  nature engaged in by those officers and directors during the past two years.

     J.L.  Kaplan  Associates,  LLC ("J.L.  Kaplan")  is a  Sub-Adviser  for the
Registrant's  MGI US  Small/Mid  Cap Value  Equity  Fund.  J.L.  Kaplan  has its
principal  place of business at 222 Berkeley  Street,  Suite 2010,  Boston,  MA,
02116.  Additional  information as to J.L. Kaplan and the directors and officers of J.L.  Kaplan is included in J.L.  Kaplan's Form ADV filed with the Commission
(File No. 801-11802),  which is incorporated  herein by reference and sets forth the officers and directors of J.L.  Kaplan and  information  as to any business, profession,  vocation or employment or a substantial  nature engaged in by those officers and directors during the past two years.

     Wells Capital  Management  ("Wells") is a Sub-Adviser for the  Registrant's
MGI US  Small/Mid  Cap  Value  Equity  Fund.  Wells has its  principal  place of business at 525 Market Street, 10th Floor, San Francisco,  CA, 94105. Additional
information  as to Wells and the  directors and officers of Wells is included in
Wells'  Form ADV  filed  with the  Commission  (File  No.  801-21122),  which is incorporated  herein by reference  and sets forth the officers and  directors of
Wells and information as to any business, profession,  vocation or employment or a substantial  nature engaged in by those officers and directors during the past two years.

     Grantham,  Mayo,  Van Otterloo & Co., LLC ("GMO") is a Sub-Adviser  for the
Registrant's  MGI  Non-US  Core  Equity  Fund.  GMO has its  principal  place of business at 40 Rowes Wharf, Boston, MA, 02110.  Additional information as to GMO and the  directors  and officers of GMO is included in GMO's Form ADV filed with the Commission (File No. 801-15028),  which is incorporated  herein by reference and sets forth the  officers  and  directors  of GMO and  information  as to any business, profession,  vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

     Blackrock   Advisors,   Inc.   ("Blackrock")   is  a  Sub-Adviser  for  the
Registrant's  MGI  Core  Opportunistic  Fixed  Income  Fund.  Blackrock  has its
principal  place of  business  at 40 East  52nd  Street,  New York,  NY,  10022.
Additional  information  as to  Blackrock  and the  directors  and  officers  of
Blackrock is included in Blackrock's  Form ADV filed with the  Commission  (File
No.  801-47710),  which is  incorporated  herein by reference and sets forth the officers  and  directors  of  Blackrock  and  information  as to  any  business, profession,  vocation or employment or a substantial  nature engaged in by those officers and directors during the past two years.

     Western Asset  Management  Company  ("Western")  is a  Sub-Adviser  for the
Registrant's MGI Core Opportunistic Fixed Income Fund. Western has its principal place of business at 385 E. Colorado  Blvd.,  Pasadena,  CA,  91107.  Additional
information  as to Western and the directors and officers of Western is included in Western's Form ADV filed with the Commission (File No.  801-08162),  which is incorporated  herein by reference  and sets forth the officers and  directors of
Western and information as to any business,  profession,  vocation or employment or a substantial  nature engaged in by those  officers and directors  during the past two years.

     Aberdeen  Asset  Management  Inc.  ("Aberdeen")  is a  Sub-Adviser  for the
Registrant's MGI US Short Maturity Fixed Income Fund. Aberdeen has its principal place of business at 1735 Market Street,  37th Floor,  Philadelphia,  PA, 19103.
Additional information as to Aberdeen and the directors and officers of Aberdeen is  included  in  Aberdeen's  Form ADV  filed  with  the  Commission  (File  No.
801-49966),  which is  incorporated  herein  by  reference  and sets  forth  the officers  and  directors  of  Aberdeen  and  information  as  to  any  business, profession,  vocation or employment or a substantial  nature engaged in by those officers and directors during the past two years.

ITEM 27. PRINCIPAL UNDERWRITER

(a)  MGI Funds Distributors,  Inc. ("MFDI") serves as principal  underwriter for the  Fund.  MFDI  does not  serve as  principal  underwriter  to any  other investment company.

(b)  Herewith is the information required by the following table with respect to each  director,  officer or partner of the  underwriter  named in answer to
     Item 20 of Part B:

                             Positions and Offices with    Positions and Offices
Name and Business Address*           Underwriter            with the Registrant

Brian Burns                 Director, Chairman, Chief        None
                            Executive Officer
                            and President

Michael DeNofrio            Director                         None

Nicholas Marsini            Director                         None

Christine Ritch             Chief Legal Officer,             None
                            Assistant Secretary and
                            Assistant Clerk

Rita Adler                  Chief Compliance Officer         None

Douglas Castagna            Controller and Assistant         None
                            Treasurer

Craig Stokarski             Treasurer and Financial and      None
                            Operations Principal

Bruno DiStefano             Vice President                   None

Susan Moscaritolo           Vice President                   None

Jason Greim                 Assistant Vice President         None

Steven B Sunnerberg         Secretary                        None

Julie Bartos                Assistant Secretary and          None
                            Assistant Clerk

Amy Brennan                 Assistant Secretary and          None
                            Assistant Clerk

Bradley Stearns             Assistant Secretary and          None
                            Assistant Clerk

               (c)  Not Applicable.

ITEM 28.  LOCATION  OF  ACCOUNTS  AND  RECORDS  All  accounts,  books  and other documents  required to be maintained by Section 31(a) [15 U.S.C.  80a-3-(a)] and rules under that section,  are maintained by Investors Bank & Trust Co. with the exception of those maintained by the  Registrant's  investment  advisor,  Mercer
Global Investments,  Inc., One Investors Way, Norwood, MA, 02062 and 1166 Avenue
of the Americas, New York, New York 10036.

Investors  Bank  &  Trust  Co.  provides  general  administrative,   accounting,
portfolio  valuation,  and custodian  services to the Registrant,  including the coordination and monitoring of any third-party  service  providers and maintains all such records relating to these services.

ITEM 29. MANAGEMENT SERVICES

         There are no  management  related  service  contracts not discussed in
Part A or Part B.

ITEM 30. UNDERTAKINGS

          Insofar as indemnification  for liability arising under the Securities
Act of 1933 may be permitted to Trustees,  officers and  controlling  persons of the Registrant  pursuant to the provisions  described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the registrant  of expenses  incurred or paid by a Trustee,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted  by such  Trustee,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended
(the  "1933  Act") and the  Investment  Company  Act of 1940,  as  amended,  the
Registrant  has duly  caused  this  Registration  Statement  to be signed on its behalf by the undersigned,  duly authorized,  in the City of New York, and State of New York, on the 15th day of May, 2006.

                                      MGI FUNDS

                                      By:  /s/ David M. Goldenberg
                                           David M. Goldenberg
                                           Vice President and Secretary

          Pursuant  to the  requirements  of the  1933  Act,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

     Signature                     Title                              Date

/s/ Robert L. Ash           *    Chairman and Trustee             May 15, 2006
Robert L. Ash

/s/ Harrison M. Bains, Jr.  *    Trustee                          May 15, 2006
Harrison M. Bains, Jr.

/s/ Adela Cepeda            *    Trustee                          May 15, 2006
Adela Cepeda

/s/ Barry S. McInerney      *    Trustee, President               May 15, 2006
Barry S. McInerney               and Chief Executive Officer

/s/ Richard S. Joseph            Principal Accounting Officer     May 15, 2006
Richard S. Joseph                and Treasurer

     * By:   /s/ David M. Goldenberg
             David M. Goldenberg, Attorney-in-Fact
             (Pursuant to Power of Attorney, incorporated herein by reference)

                                 EXHIBITS INDEX

EXHIBITS                                                          EXHIBIT NO.

Form of Fee Waiver/Expense Limitation Agreement between
the Registrant and Mercer Global Investments, Inc.                EX-99.d.1.i

Form of Sub-Advisory Agreement between Mercer Global
Investments, Inc., on behalf of MGI US Short Maturity
Fixed Income Fund, and Aberdeen Asset Management, Inc.            EX-99.d.13

Form of Transfer Agency Services Agreement between the
Registrant and PFPC, Inc.                                         EX-99.h.2